UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 002-73024

GARTMORE VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)
1200 RIVER ROAD, SUITE 1000, CONSHOHOCKEN PENNSYLVANIA 19428
(Address of principal executive offices)                     (Zip code)
ERIC E. MILLER, Esq.
1200 River Road
SUITE 1000
Conshohocken, Pennsylvania 19428
(Name and address of agent for service)

Registrant’s telephone number, including area code: (484) 530-1300

Date of fiscal year end: 12/31/2005

Date of reporting period: 03/31/2005

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

     File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 - 12-14]. The schedules need not be audited.

Gartmore Variable Insurance Trust
Gartmore GVIT Developing Markets Fund
Statement of Investments
March 31, 2005
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (109.2%)
Argentina (0.9%)
Steel (0.9%)
Tenaris SA	29,900	$1,839,149

Bermuda (1.1%)
Television (1.1%)
Central European Media Enterprises Ltd. (b)	43,700	2,161,402

Brazil (13.4%)
Banking (2.3%)
Banco Itau Holding Financeira SA ADR	40,000	3,246,000
Unibanco GDR	37,000	1,272,060

		4,518,060

Electric Utility (1.2%)
Companhia Energetica de Minas Gerais (c)	101,655,000	2,341,481

Insurance (0.9%)
Porto Seguro SA (b)(c)	195,200	1,759,622

Metals & Mining (2.3%)
Companhia Vale do Rio Doce, Class A (c)	169,670	4,573,796

Oil & Gas (3.2%)
Petroleo Brasileiro SA (c)	71,100	3,136,568
Petroleo Brasileiro SA ADR	68,034	3,005,742

		6,142,310

Paper Products (1.1%)
Klabin SA (c)	1,338,820	2,226,759

Retail (1.0%)
Companhia Brasileira de Distribuicao Pao de Acucar ADR	91,700	1,924,783

Telecommunications (1.4%)
Tele Norte Leste Participacoes SA ADR	171,100	2,646,917

		26,133,728

China (3.0%)
Coal Mining (0.8%)
Yanzhou Coal Mining Co., Ltd. (c)	1,150,000	1,562,945

Insurance (1.0%)
China Life Insurance Co., Ltd. (b)(c)	3,053,000	2,033,153

Oil & Gas (1.2%)
Sinopec Shanghai Petrochemical Co., Ltd. (c)	5,524,000	2,243,167

		5,839,265

Hong Kong (4.3%)
Electric Utility (0.4%)
China Resources Power Holdings Co. (c)	1,804,000	848,843

Metals & Mining (1.0%)
Jiangxi Copper Co., Ltd. (c)	3,608,000	1,915,592

	Shares
	or
	Principal
	Amount	Value
Semiconductor Comp - Integrated Circuits (2.0%)
Solomon Systech International Ltd. (c)	12,870,000	4,033,465

Telecommunications (0.9%)
Hutchison Telecommunications Ltd. (b)(c)	1,736,000	1,658,251

		8,456,151

Hungary (1.1%)
Oil & Gas (1.1%)
MOL Magyar Olaj-es Gazipari Rt. (c)	27,092	2,177,489

India (3.2%)
Banks (0.7%)
UTI Bank Ltd. (b)	252,800	1,304,448

Engineering Services (0.9%)
Larsen & Toubro Ltd.	77,600	1,776,264

Financial Services (0.7%)
ICICI Bank Ltd. ADR	69,047	1,430,654

Medical Products (0.9%)
Ranbaxy Laboratories Ltd.	74,400	1,718,640

		6,230,006

Indonesia (1.6%)
Banking (0.9%)
PT Bank Danamon Indonesia (c)	3,261,500	1,635,356

Coal Mining (0.7%)
PT Bumi Resources (b)(c)	17,470,500	1,440,770

		3,076,126

Israel (2.1%)
Electronic Measuring Instruction (1.0%)
Orbotech Ltd. (b)	86,400	1,892,160

Software & Computer Services (1.1%)
Retalix Ltd. (b)	91,900	2,182,625

		4,074,785

Korea (18.2%)
Banking (1.4%)
Hana Bank (c)	99,370	2,728,710

Construction (1.2%)
Hyundai Development Co. (c)	124,900	2,270,016

Diversified Operations (1.7%)
GS Holdings Corp. (c)	136,000	3,360,256

Electronics (9.7%)
KH Vatec Co., Ltd. (c)	78,000	1,717,434
LG Electronics, Inc. (c)	25,700	1,715,718
LG Electronics, Inc. GDR (b)(c)	25,900	494,690
Samsung Electronics (c)	22,326	10,991,723
Samsung Electronics GDR	3,900	637,650
Samsung SDI Co., Ltd. (c)	32,600	3,340,390

		18,897,605

Financial Services (1.4%)
Woori Finance Holdings Co., Ltd. (c)	276,840	2,716,434

Retail (1.8%)
CJ Home Shopping (c)	49,700	3,600,510

Telecommunications (1.0%)
SK Telecom Co., Ltd. (c)	11,110	1,871,670

		35,445,201

Malaysia (5.0%)
Banking (0.9%)
CIMB Berhad (c)	1,298,000	1,758,240

Real Estate (1.0%)

	Shares
	or
	Principal
	Amount	Value
SP Setia Berhad (c)	1,903,400	2,004,797

Telecommunications (1.2%)
Telekom Malaysia Berhad (c)	938,000	2,404,681

Transportation (0.7%)
Pos Malaysai & Services Holdings Berhad (b)(c)	1,721,500	1,303,572

Transportation-Marine (1.2%)
Malaysia International Shipping Corp. (c)	533,000	2,243,490

		9,714,780

Mexico (7.7%)
Diversified Operations (1.2%)
Grupo Carso SA de CV (c)	449,714	2,295,487

Financial Services (2.1%)
Grupo Financiero Banorte SA de CV (c)	632,000	4,114,480

Machinery (0.9%)
Industrias CH, SA (b)(c)	853,200	1,791,667

Real Estate (0.9%)
Urbi, Desarrolloas Urbanos SA de CV (b)(c)	357,700	1,793,785

Retail (1.1%)
Wal-Mart de Mexico SA de CV (c)	607,000	2,130,778

Telecommunications (1.5%)
America Movil SA de CV ADR	57,600	2,972,160

		15,098,357

Netherlands (1.4%)
Brewery (1.4%)
Efes Breweries International GDR (b)	88,200	2,681,280

Phillipines (0.6%)
Investment Companies (0.6%)
SM Investments Corp. (b)(c)	277,290	1,153,583

Poland (0.2%)
Real Estate Development (0.2%)
Globe Trade Centre SA (b)(c)	14,200	484,855

Russia (4.7%)
Metals (1.0%)
Norilsk Nickel ADR	33,700	1,971,450

Oil & Gas (2.4%)
Surgutneftgaz ADR	129,600	4,613,760

Telecommunications (1.3%)
AO VimpelCom ADR (b)	72,700	2,502,334

		9,087,544

South Africa (8.8%)
Banking (3.0%)
ABSA Group Ltd. (c)	481,655	5,814,898

Diversified Operations (0.9%)
Barloworld Ltd. (c)	107,100	1,714,252

Metals & Mining (0.9%)
Anglogold Ashanti Ltd. (c)	49,900	1,721,583

Oil & Gas (1.4%)
Sasol Ltd. (c)	115,400	2,700,280

Retail (1.2%)
Lewis Group Ltd. (c)	438,438	2,349,001

Telecommunications (1.4%)
MTN Group Ltd. (c)	396,163	2,793,162

		17,093,176

South Korea (3.1%)
Automotive (1.0%)

	Shares
	or
	Principal
	Amount	Value
Hyundai Motor Co. (c)	35,300	1,904,512

Electronic Components/Instruments (1.1%)
Seoul Semiconductor Co., Ltd. (c)	90,400	2,170,895

Finance (1.0%)
Dongwon Financial Holding Co., Ltd. (b)(c)	143,100	1,922,232

		5,997,639

Taiwan (18.2%)
Banking (2.5%)
E.Sun Financial Holding Co., Ltd. (b)(c)	4,167,000	3,385,598
TA Chong Bank Ltd. (b)(c)	4,959,972	1,582,889

		4,968,487

Chemicals (1.0%)
Taiwan Fertilizer Co., Ltd. (c)	1,591,000	1,904,547

Electronics (3.8%)
Au Optronics Corp. (c)	2,290,000	3,342,901
Ichia Technologies, Inc. (b)(c)	1,534,881	2,041,429
Optimax Technology Corp. (c)	696,000	1,940,952

		7,325,282

Financial Services (1.2%)
Cathay Financial Holding Co., Ltd. (c)	1,187,000	2,247,051
Yuanta Core Pacific Securities Co. (c)	209,101	152,702

		2,399,753

Photographic Products (0.9%)
Largan Precision Co., Ltd. (c)	306,000	1,691,751

Semiconductors (3.6%)
Advanced Semiconductor Engineering, Inc. (b)(c)	3,231,000	2,355,823
Taiwan Semiconductor Manufacturing Co., Ltd. (c)	1,839,044	2,997,789
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	199,000	1,687,520

		7,041,132

Steel (2.0%)
China Steel Corp. (b)(c)	3,497,000	3,889,340

Telecommunications (1.9%)
China Telecom Corp. Ltd. (c)	10,542,000	3,673,515

Textiles (1.3%)
Far Eastern Textile Co., Ltd. (c)	3,903,092	2,555,494

		35,449,301

Thailand (5.5%)
Banking (2.3%)
Kasikornbank Public Co., Ltd. (c)	1,803,600	2,688,585
Siam City Bank Public Co., Ltd.	558,200	355,872
Siam City Bank Public Co., Ltd. - NVDR	2,284,800	1,456,642

		4,501,099

Chemicals (1.1%)
Aromatics Public Co., Ltd. (b)	1,369,000	2,162,184

Electric Utility (0.9%)
Ratchaburi Electricity Generating Holding Public Co., Ltd.	1,702,500	1,737,549

Telecommunications (1.2%)
Shin Corporation Public Co., Ltd.	2,350,700	2,350,997

		10,751,829

Turkey (3.9%)
Banking (2.4%)
Denizbank AS (b)(c)	1,626,839	4,587,487

Diversified (1.5%)
Haci Omer Sabanci Holding AS (b)(c)	843,450	2,919,980

		7,507,467

	Shares
	or
	Principal
	Amount	Value
United Kingdom (1.2%)
Metals & Mining (1.2%)
Anglo American PLC	99,300	2,343,388

Total Common Stocks		212,796,501

Foreign Bond (0.0%)
Brazil (0.0%)
Metals & Mining (0.0%)
Comp Vale DO Rio Doce, 0.00%, 09/29/49	20,000	0

Total Foreign Bond		0

Participation Notes (3.2%)
India (3.2%)
Banking (0.1%)
ICICI Bank Ltd., 03/30/04 (c)	16,777	150,993

Oil & Gas (1.6%)
Oil and Natural Gas Corp. Ltd., 10/31/05 (c)	150,600	3,052,662

Tobacco (1.5%)
ITC Ltd., 04/07/30 (c)	97,400	2,994,076

Total Participation Notes		6,197,731

Short-Term Securities Held as Collateral for Securities Lending (1.5%)
Pool of short-term securities for Gartmore	$2,877,632	2,877,632

Variable Insurance Trust Funds – Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		2,877,632

Total Investments (Cost $205,635,494) (a) - 113.8%		221,871,864
Liabilities in excess of other assets - (13.8)%		(26,971,086)

NET ASSETS - 100.0%		$194,850,778

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities

(b)	Denotes a non-income producing security

(c)	Fair Valued Security

Securities denominated in foreign currencies are shown at the U.S. dollar cost and value.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non Voting Depository Receipt

At March 31, 2005, the Fund’s open forward foreign currency contracts were as follows:

				Unrealized
	Delivery	Contract	Market	Appreciation
Currency	Date	Value	Value	(Depreciation)
Short Contracts:
Hong Kong Dollar	04/04/05	$1,160,126)	$(1,160,196)	$(70)
Thai Baht	04/05/05	(890,470)	(888,633)	1,837
South African Rand	04/05/05	(126,556)	(127,710)	(1,155)
South African Rand	04/06/05	(1,924)	(1,924)	(0)
South African Rand	04/07/05	(799,981)	(924,284)	5,332
Total Short Contracts:		$(2,980,057)	$(3,101,747)	$5,944

Long Contract:
South African Rand	04/04/05	95,746	97,436	1,689
South African Rand	04/05/05	103,161	104,672	1,511

				Unrealized
	Delivery	Contract	Market	Appreciation
Currency	Date	Value	Value	(Depreciation)
Total Long Contracts:		$198,907	$202,108	$3,200

Gartmore Variable Insurance Trust
Gartmore GVIT Nationwide Fund
Statement of Investments
March 31, 2005
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (98.3%)
Advertising Agencies (0.2%)
Monster Worldwide, Inc. (b)	95,844	$2,688,424

Aerospace/Defense (1.3%)
Northrop Grumman Corp.	217,712	11,752,094
Raytheon Co.	214,320	8,294,184

		20,046,278

Airlines (0.4%)
Southwest Airlines Co.	467,390	6,655,634

Auto/Truck - Original Equipment (0.0%)
Cummins Engine, Inc.	480	33,768

Banks (5.9%)
AmSouth Bancorp	32,000	830,400
Bank of America Corp.	615,732	27,153,781
Bank of New York Co., Inc.	339,400	9,859,570
Comerica, Inc.	56,400	3,106,512
Compass Bancshares, Inc.	3,000	136,200
SunTrust Banks, Inc.	25,141	1,811,912
Wachovia Corp.	648,464	33,013,302
Zions Bancorp	210,128	14,503,035

		90,414,712

Broadcast Media / Cable Television (1.0%)
Comcast Corp., Class A (b)	257,794	8,708,281
Viacom, Inc., Class B	167,279	5,826,328

		14,534,609

Building & Construction (0.2%)
Pulte Corp.	45,919	3,381,016

Capital Goods (3.1%)
Black & Decker Corp.	5,600	442,344
General Electric Co.	1,037,825	37,423,970
PACCAR, Inc.	38,495	2,786,653
Timken Co.	234,600	6,413,964

		47,066,931

Chemicals (2.3%)
Air Products & Chemicals, Inc.	35,000	2,215,150
Ashland, Inc.	81,361	5,489,427
Celanese Corp. (b)	233,160	4,194,548
Dow Chemical Co.	433,975	21,633,654
PPG Industries, Inc.	23,400	1,673,568

		35,206,347

Coal (0.1%)
Peabody Energy Corp.	26,400	1,223,904

Computer Equipment (3.0%)
Apple Computer, Inc. (b)	46,000	1,916,820
Dell, Inc. (b)	566,119	21,750,292
Hewlett Packard Co.	419,450	9,202,733
International Business Machines Corp.	80,394	7,346,404

	Shares
	or
	Principal
	Amount	Value
Seagate Technology Co.	277,000	5,415,350

		45,631,599

Computer Networks (0.5%)
Cisco Systems, Inc. (b)	453,493	8,112,990

Computer Software & Services (3.0%)
Affiliated Computer Services, Class A (b)	111,003	5,909,800
AutoDesk, Inc.	118,808	3,535,726
Business Objectives SA ADR-FR (b)	104,384	2,806,886
Computer Sciences Corp. (b)	110,935	5,086,370
EMC Corp. (b)	732,101	9,019,484
Microsoft Corp.	564,694	13,648,653
Research in Motion Ltd. ADR-CA (b)	16,400	1,253,288
Verisign, Inc. (b)	97,920	2,810,304
Yahoo, Inc. (b)	57,364	1,944,640

		46,015,151

Conglomerates (1.8%)
Ingersoll Rand Co.	337,322	26,867,697

Construction (0.0%)
Meritage Corp. (b)	2,540	149,657

Consumer Products (2.1%)
Brown-Forman Corp.	23,000	1,259,250
Coach, Inc. (b)	62,244	3,524,878
ConAgra, Inc.	40,480	1,093,770
Estee Lauder Cos., Class A	306,855	13,802,337
Liz Claiborne, Inc.	3,230	129,620
Mattel, Inc.	23,000	491,050
Procter & Gamble Co.	149,942	7,946,926
Reebok International Ltd.	25,300	1,120,790
VF Corp.	38,180	2,257,965

		31,626,586

Consumer Services (0.0%)
Equifax, Inc.	5,000	153,450

Containers - Metal/Glass (0.0%)
Owens-Illinois, Inc. (b)	18,560	466,598

Cruise Lines (0.6%)
Royal Caribbean Cruises Ltd.	212,211	9,483,710

Drugs (0.9%)
Amgen, Inc. (b)	150,165	8,741,105
Eli Lilly & Co.	90,551	4,717,707
Sanofi-Aventis ADR-FR	11,000	465,740

		13,924,552

Electronics (1.2%)
Agilent Technologies (b)	29,800	661,560
Arrow Electronics, Inc. (b)	306,700	7,774,845
ITT Industries, Inc.	2,700	243,648
KLA-Tencor Corp. (b)	88,000	4,048,880
Lecroy Corp. (b)	6,000	102,780
Tech Data Corp. (b)	137,800	5,106,868

		17,938,581

Financial Services (7.4%)
Bear Stearns Cos., Inc.	77,478	7,740,052
Capital One Financial Corp.	164,515	12,300,787
Cit Group, Inc.	213,682	8,119,916
Citigroup, Inc.	307,263	13,808,399
Countrywide Credit Industries, Inc.	100,422	3,259,698
Edwards (A.G.), Inc.	10,300	461,440
First American Financial Corp.	129,450	4,264,083
Freddie Mac	103,714	6,554,725

	Shares
	or
	Principal
	Amount	Value
Goldman Sachs Group, Inc.	132,504	14,574,114
J.P. Morgan Chase & Co.	333,543	11,540,588
Lehman Brothers Holding, Inc.	59,000	5,555,440
MBNA Corp.	264,840	6,501,822
Merrill Lynch & Co., Inc.	104,394	5,908,700
Morgan Stanley	197,663	11,316,207
Robert Half International, Inc.	40,000	1,078,400

		112,984,371

Food & Beverage (1.9%)
Archer-Daniels-Midland Co.	351,372	8,636,724
Campbell Soup Co.	443,800	12,879,075
PepsiCo, Inc.	146,218	7,753,941

		29,269,740

Gaming & Leisure (0.3%)
Caesars Entertainment, Inc. (b)	255,850	5,063,272

Healthcare (8.1%)
Aetna, Inc.	113,900	8,536,805
Alcon, Inc. ADR-CH	4,000	357,160
Bristol-Myers Squibb Co.	205,404	5,229,586
Genentech, Inc. (b)	141,588	8,015,297
Genzyme Corp. (b)	123,569	7,073,090
Johnson & Johnson, Inc.	494,612	33,218,141
St. Jude Medical, Inc. (b)	122,798	4,420,728
Triad Hospitals, Inc. (b)	178,650	8,950,365
Unitedhealth Group, Inc.	349,294	33,315,661
Varian Medical Systems, Inc. (b)	60,000	2,056,800
Wellpoint, Inc. (b)	100,025	12,538,133

		123,711,766

Hotels & Motels (1.4%)
Starwood Hotels & Resorts Worldwide	354,679	21,291,380

Instruments - Scientific (0.3%)
Thermo Electron Corp. (b)	188,833	4,775,587

Insurance (4.9%)
Allstate Corp.	337,268	18,232,708
American International Group, Inc.	175,761	9,738,917
Hartford Financial Services Group, Inc.	102,650	7,037,684
Lincoln National Corp.	120,370	5,433,502
MetLife, Inc.	512,299	20,030,891
Prudential Financial, Inc.	242,835	13,938,729
Wellchoice, Inc. (b)	4,000	213,240

		74,625,671

Manufacturing (1.8%)
American Standard Cos., Inc.	31,100	1,445,528
Danaher Corp.	168,605	9,005,193
Eaton Corp.	31,900	2,086,260
Leggett & Platt, Inc.	271,294	7,834,971
Tyco International Ltd.	204,185	6,901,453

		27,273,405

Medical Products (1.2%)
Bausch & Lomb, Inc.	70,371	5,158,194
Becton, Dickinson & Co.	81,920	4,785,766
Fisher Scientific International, Inc. (b)	121,200	6,898,705
Invitrogen Corp. (b)	17,000	1,176,400

		18,019,065

Metals (1.2%)
Phelps Dodge Corp.	175,500	17,853,615

Multimedia (1.9%)

	Shares
	or
	Principal
	Amount	Value
Dreamworks Animation, Inc. (b)	12,370	503,583
EchoStar Communications Corp., Class A	135,257	3,956,267
McGraw-Hill Cos., Inc.	25,200	2,198,700
News Corp.	101,757	1,721,728
Time Warner, Inc. (b)	684,066	12,005,358
Walt Disney Co. (The)	320,816	9,217,044

		29,602,680

Office Automation & Equipment (0.3%)
Xerox Corp. (b)	325,564	4,932,295

Oil & Gas (12.8%)
Amerada Hess Corp.	19,400	1,866,474
Anadarko Petroleum Corp.	96,900	7,374,090
Apache Corp.	257,370	15,758,765
Baker Hughes, Inc.	74,700	3,323,403
BJ Services Co.	46,570	2,416,052
ChevronTexaco Corp.	882,524	51,459,973
Conocophillips	151,382	16,325,035
Exxon Mobil Corp.	717,303	42,751,258
Nabors Industries Ltd. (b)	261,390	15,458,605
Newfield Exploration Co. (b)	6,000	445,560
Noble Corp.	15,000	843,150
Oneok, Inc.	33,835	1,042,795
Schlumberger Ltd.	144,000	10,149,120
Sempra Energy	344,120	13,709,741
Shell Transport & Trading Co. ADR-GB	58,500	3,180,060
Smith International, Inc.	19,800	1,242,054
Transocean, Inc. (b)	25,000	1,286,500
Weatherford International, Inc. (b)	55,800	3,233,052
Williams Cos., Inc. (The)	24,400	458,964

		192,324,651

Paper & Forest Products (2.1%)
Georgia Pacific Corp.	239,610	8,503,759
International Paper Co.	395,067	14,534,515
Meadwestvaco Corp.	274,757	8,742,768

		31,781,042

Pharmaceuticals (1.8%)
Pfizer, Inc.	821,405	21,578,310
Shire Pharmaceuticals Group PLC ADR-GB	147,890	5,069,669

		26,647,979

Restaurants (1.6%)
Darden Restaurants, Inc.	261,823	8,032,730
McDonald’s Corp.	529,380	16,484,893

		24,517,623

Retail (8.3%)
Albertson’s, Inc.	897,366	18,530,608
Best Buy Co.	12,100	653,521
Costco Wholesale Corp.	190,106	8,398,883
CVS Corp.	159,950	8,416,569
Dollar General	255,805	5,604,688
Federated Department Stores, Inc.	87,750	5,584,410
Foot Locker, Inc.	20,000	586,000
Home Depot, Inc.	161,326	6,169,106
Hughes Supply, Inc.	166,900	4,965,275
Kohl’s Corp. (b)	249,756	12,894,902
Kroger Co. (b)	117,462	1,882,916
Office Depot, Inc. (b)	196,620	4,361,032
Petsmart, Inc.	196,383	5,646,011
Radioshack Corp.	218,806	5,360,747

	Shares
	or
	Principal
	Amount	Value
Staples, Inc.	211,100	6,634,873
Target Corp.	132,165	6,610,893
Wal-Mart Stores, Inc.	456,903	22,895,408

		125,195,842

Semiconductors (3.9%)
Applied Materials, Inc. (b)	92,400	1,501,500
Intel Corp.	1,053,986	24,484,095
Maxim Integrated Products, Inc.	172,893	7,066,137
Microchip Technology, Inc.	476,200	12,385,962
Micron Technology, Inc. (b)	443,009	4,580,713
Novellus Systems (b)	21,025	561,998
Nvidia Corp. (b)	46,000	1,092,960
Qlogic Corp. (b)	78,000	3,159,000
Texas Instruments, Inc.	179,118	4,565,718

		59,398,083

Telecommunications (2.4%)
Harris Corp.	29,580	965,787
Motorola, Inc.	579,672	8,677,689
Qualcomm, Inc.	137,626	5,043,993
SBC Communications, Inc.	264,839	6,274,036
Sprint Corp.	289,250	6,580,438
Verizon Communications	236,683	8,402,247

		35,944,190

Tobacco (2.0%)
Altria Group, Inc.	368,291	24,082,549
Reynolds American, Inc.	81,212	6,544,875

		30,627,424

Transportation (3.3%)
Burlington Northern Santa Fe Corp.	241,969	13,049,388
Fedex Corp.	67,400	6,332,230
J.B. Hunt Transport Services, Inc.	283,789	12,421,445
Norfolk Southern Corp.	343,905	12,741,680
Ryder System, Inc.	132,450	5,523,165

		50,067,908

Utilities (1.8%)
AES Corp. (b)	120,245	1,969,613
Constellation Energy Group	124,469	6,435,047
Duke Energy Corp.	327,700	9,178,878
Southern Co.	53,000	1,686,990
TXU Corp.	95,270	7,586,350

		26,856,878

Total Common Stocks		1,494,386,661

Commercial Paper (1.5%)
Banks - Foreign (1.5%)
UBS Finance, 2.83%, 04/01/05	22,043,000	22,043,000

Total Commercial Paper		22,043,000

Short-Term Securities Held as Collateral For Securities Lending (6.0%)
Pool of short-term securities for Gartmore	$91,694,682	91,694,682

Variable Insurance Trust Funds - Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		91,694,682

Total Investments (Cost $1,486,312,688) (a) - 105.8%		1,608,124,343
Liabilities in excess of other assets - (5.8)%		(87,953,939)

	Shares
	or
	Principal
	Amount	Value
NET ASSETS - 100.0%		$1,520,170,404

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

CA	Canada

CH	Switzerland

FR	France

GB	United Kingdom

At March 31, 2005 the Fund’s open futures contracts were as follows:

			Market Value	Unrealized
Number of			Covered by	Appreciation/
Contracts	Long Contracts *	Expiration	Contracts	(Depreciation)
15	S&P 500 Futures	06/17/05	$4,439,625	$(48,563)

*	Cash pledged as collateral.

Gartmore Variable Insurance Trust

Gartmore GVIT Growth Fund
Statement of Investments
March 31, 2005
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (99.7%)
Banks (1.2%)
Investors Financial Services Corp.	62,220	$3,043,180

Business Services (2.5%)
Caremark Rx, Inc. (b)	59,000	2,347,020
Cognos, Inc. (b)	27,800	1,165,932
Hewitt Associates, Inc. (b)	6,772	180,135
Monster Worldwide, Inc. (b)	86,160	2,416,788

		6,109,875

Chemicals (1.6%)
Dow Chemical Co.	23,640	1,178,454
Praxair, Inc.	58,500	2,799,810

		3,978,264

Coal (0.7%)
Peabody Energy Corp.	38,760	1,796,914

Computer Equipment (3.9%)
AutoDesk, Inc.	71,800	2,136,768
Dell, Inc. (b)	111,440	4,281,525
EMC Corp. (b)	244,000	3,006,080

		9,424,373

Computer Networks (3.2%)
Cisco Systems, Inc. (b)	388,650	6,952,949
Macromedia, Inc. (b)	28,520	955,420

		7,908,369

Computer Software & Services (6.9%)
Google, Inc. (b)	11,540	2,083,085
Hyperion Solutions Corp. (b)	42,160	1,859,678
Microsoft Corp.	297,760	7,196,859
Quest Software, Inc. (b)	90,560	1,253,350
Symantec Corp. (b)	85,650	1,826,915
Yahoo! Inc. (b)	77,680	2,633,352

		16,853,239

Consumer Products (1.8%)
Fortune Brands, Inc.	29,980	2,417,287
Gillette Co.	41,520	2,095,930
Sotheby’s Holdings, Inc. (b)	32	543

		4,513,760

Drugs (8.8%)
Abbott Laboratories	108,070	5,038,223
Eli Lilly & Co.	33,900	1,766,190
Novartis AG ADR — CH	26,300	1,230,314
Pfizer, Inc.	379,100	9,958,956
Teva Pharmaceutical Industries Ltd.	46,200	1,432,200
Wyeth	47,300	1,995,114

		21,420,997

Electronics (4.5%)
3M Co.	26,990	2,312,773

	Shares
	or
	Principal
	Amount	Value
Intel Corp.	312,540	7,260,305
Jabil Circuit, Inc. (b)	49,370	1,408,032

		10,981,110

Financial Services (6.8%)
American Express Corp.	58,560	3,008,227
Capital One Financial Corp.	66,930	5,004,355
First Marblehead Corp. (The) (b)	21,700	1,248,401
Franklin Resources, Inc.	58,050	3,985,133
Goldman Sachs Group, Inc.	31,350	3,448,187

		16,694,303

Food & Beverage (5.2%)
Coca-Cola Co. (The)	43,000	1,791,810
McDonald’s Corp.	54,100	1,684,674
Pepsi Bottling Group, Inc. (The)	66,150	1,842,278
PepsiCo, Inc.	138,640	7,352,079

		12,670,841

Healthcare (9.5%)
Aetna, Inc.	22,480	1,684,876
Amgen, Inc. (b)	52,190	3,037,980
Fisher Scientific International, Inc. (b)	30,480	1,734,922
Johnson & Johnson	134,470	9,031,004
Triad Hospitals, Inc. (b)	40,080	2,008,008
UnitedHealth Group, Inc.	56,380	5,377,524

		22,874,314

Hotels & Casinos (3.4%)
Marriott International, Inc.	58,400	3,904,624
MGM MIRAGE (b)	25,300	1,791,746
Starwood Hotels & Resorts	41,920	2,516,458

		8,212,828

Insurance (1.6%)
American International Group, Inc.	42,500	2,354,925
Hartford Financial Services Group, Inc.	23,010	1,577,566

		3,932,491

Manufacturing (5.2%)
American Standard Cos., Inc.	56,770	2,638,670
Caterpillar, Inc.	33,200	3,035,808
Danaher Corp.	34,430	1,838,906
General Electric Co.	57,940	2,089,316
Textron, Inc.	42,440	3,166,873

		12,769,573

Medical Products (5.1%)
Eyetech Pharmaceuticals, Inc. (b)	52,750	1,450,625
Genentech, Inc. (b)	35,420	2,005,126
Invitrogen Corp. (b)	53,150	3,677,980
Medtronic, Inc.	28,250	1,439,338
St. Jude Medical, Inc. (b)	67,080	2,414,880
Stryker Corp.	31,900	1,423,059

		12,411,008

Multimedia (3.9%)
Activision, Inc. (b)	116,100	1,718,280
Cablevision Systems Corp. (b)	66,940	1,877,667
News Corp., Class A	172,700	2,922,084
Walt Disney Co. (The)	108,430	3,115,194

		9,633,225

Oil & Gas (1.1%)
ENSCO International, Inc.	33,480	1,260,857
Nabors Industries Ltd. (b)	25,500	1,508,070

		2,768,927

	Shares
	or
	Principal
	Amount	Value
Pipelines (0.0%)
Enbridge Energy Management LLC. (b)	64	3,126
Kinder Morgan Managment LLC (b)	42	1,705

		4,831

Railroads (0.8%)
Canadian National Railway Co.	29,810	1,887,271

Retail (9.8%)
Abercrombie & Fitch Co.	28,950	1,657,098
CVS Corp.	39,550	2,081,121
Dollar General Corp.	89,400	1,958,754
eBay, Inc. (b)	30,200	1,125,252
Home Depot, Inc. (The)	47,690	1,823,666
Lowe’s Cos., Inc.	60,630	3,461,366
Nordstrom, Inc.	49,000	2,713,620
Pacific Sunwear of California, Inc. (b)	45,720	1,279,246
Target Corp.	63,450	3,173,769
Wal-Mart Stores, Inc.	89,570	4,488,352

		23,762,244

Semiconductors (7.1%)
KLA-Tencor Corp. (b)	62,710	2,885,287
Maxim Integrated Products, Inc.	117,760	4,812,851
MEMC Electronic Materials, Inc. (b)	98,990	1,331,416
Nvidia Corp. (b)	112,840	2,681,078
QLogic Corp. (b)	77,690	3,146,445
Texas Instruments, Inc.	98,100	2,500,569

		17,357,646

Telecommunications (2.7%)
Juniper Networks, Inc. (b)	74,100	1,634,646
Motorola, Inc.	163,600	2,449,092
VeriSign, Inc. (b)	86,490	2,482,263

		6,566,001

Transportation Services (2.4%)
Burlington Northern Santa Fe Corp.	28,590	1,541,859
C.H. Robinson Worldwide, Inc.	36,000	1,855,080
Carnival Corp.	35,500	1,839,255
Royal Caribbean Cruises Ltd.	13,900	621,191

		5,857,385

Total Common Stocks		243,432,969

Commercial Paper (0.7%)
UBS Finance (DE) LLC, 2.83%, 4/1/05	1,637,000	1,637,000

Total Commercial Paper		1,637,000

Short-Term Securities Held as Collateral for Securities Lending (5.1%)
Pool of short-term securities for Gartmore	$13,138,573	13,138,573

Variable Insurance Trust Funds – Notes to Statement of Investments (Securities Lending)

Total Short-Term Securities Held as Collateral for Securities Lending

Total Investments (Cost $249,049,011) (a) — 105.5%		258,208,542
Liabilities in excess of other assets — (5.5)%		(14,025,099)

	Shares
	or
	Principal
	Amount	Value
NET ASSETS — 100.0%		$244,183,443

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR            American Depositary Receipt

CH               Switzerland

Gartmore Variable Insurance Trust

Gartmore GVIT Government Bond Fund
Statement of Investments
March 31, 2005
(Unaudited)

	Principal
	Amount	Value
U.S. GOVERNMENT SPONSORED & AGENCY OBLIGATIONS (51.5%)
Agency For International Development (9.5%)
AID — Israel, 5.50%, 04/26/24	20,000,000	$21,127,860
AID — Israel, 5.50%, 09/18/33	74,000,000	78,810,296
Fond’s D’Equipment Communication, 7.29%, 05/01/23	8,325,000	9,302,105
Government Backed Trust T-1, 3.17%, 05/15/07	10,000,000	9,146,170

		118,386,431

Federal Home Loan Bank (1.8%)
7.32%, 04/21/05	8,500,000	8,520,078
5.80%, 08/12/05	6,395,000	6,460,267
5.91%, 04/07/09	6,860,000	7,266,640

		22,246,985

Federal Home Loan Mortgage Corporation (15.6%)
6.80%, 08/22/05	5,000,000	5,074,405
6.79%, 08/26/05	5,000,000	5,076,390
2.25%, 12/15/05	16,120,000	15,943,325
2.60%, 05/10/06	32,960,000	32,535,607
2.76%, 05/19/06	28,140,000	27,816,249
6.75%, 05/30/06	4,400,000	4,549,376
2.15%, 06/02/06	20,000,000	19,626,040
6.70%, 01/09/07	5,000,000	5,234,735
5.50%, 04/01/07	1,241,995	1,266,011
4.26%, 07/19/07	20,000,000	20,078,640
4.80%, 12/18/13	8,350,000	8,258,041
5.20%, 03/05/19	15,000,000	14,801,775
5.50%, 08/20/19	20,000,000	20,061,160
6.50%, 03/15/31	2,626,401	2,704,473
6.00%, 10/15/32	10,689,503	11,075,474

		194,101,701

Federal National Mortgage Association (20.2%)
6.63%, 03/21/06	5,000,000	5,136,570
3.15%, 06/30/06	21,028,000	20,816,963
3.25%, 12/01/06	18,465,000	18,200,581
3.55%, 01/12/07	30,970,000	30,741,968
3.25%, 03/29/07	17,975,000	17,702,301
2.36%, 05/15/07	10,651,000	9,772,921
2.75%, 08/17/07	30,000,000	29,866,830
4.65%, 06/24/09	6,615,000	6,625,551
4.50%, 04/01/10	18,411,433	18,351,685
5.38%, 11/15/11	40,000	41,519
5.50%, 07/18/12	67,736,000	68,159,215
6.68%, 05/01/16	4,185,538	4,466,706
9.25%, 10/25/18	121,676	132,030
3.50%, 11/25/32	5,192,621	4,959,897
6.30%, 10/17/38	14,809,633	15,278,904

		250,253,641

Financial Assistance Corporation (1.5%)
8.80%, 06/10/05	18,825,000	19,028,668

Government-Backed Trust (0.3%)
Government Loan Trust, 4.65%, 04/01/15	6,072,000	3,649,952

	Principal
	Amount	Value
Housing and Urban Development (0.8%)
7.08%, 08/01/16	9,000,000	9,659,466

Sovereign Agency (1.8%)
Overseas Private Investment Corp., 4.05%, 11/15/14	22,870,400	22,369,401

Total U.S. Government Sponsored and Agency Obligations		639,696,245

U.S. TREASURY OBLIGATIONS (16.6%)
U.S. Treasury Bonds (12.9%)
8.75%, 05/15/20	17,000,000	24,173,864
8.13%, 08/15/21	38,000,000	52,036,250
6.25%, 08/15/23	72,000,000	83,832,192

		160,042,306

U.S. Treasury Inflation Protected Bonds (3.7%)
2.00%, 07/15/14	25,000,000	25,834,137
2.38%, 01/15/25	14,000,000	15,234,886
3.88%, 04/15/29	2,830,000	4,514,712

		45,583,735

Total U.S. Treasury Obligations		205,626,041

MORTGAGE-BACKED SECURITIES (22.5%)
Federal Home Loan Mortgage Corporation (8.0%)
Gold Pool #C01184, 6.50%, 06/01/31	16,711	17,372
Gold Pool #C60657, 6.50%, 11/01/31	74,874	77,837
Gold Pool #D94600, 7.50%, 03/01/21	134,187	144,123
Pool #170217, 8.00%, 03/01/17	2,557	2,763
Pool #309774, 8.00%, 11/01/08	22,580	23,329
Pool #C01172, 6.50%, 05/01/31	77,129	80,181
Series 1136-H, 6.00%, 09/15/21	761,878	760,862
Series 1711-PD, 6.75%, 06/15/23	519,409	520,946
Series 2353-PC, 6.50%, 09/15/15	2,132,055	2,144,482
Series 2496-VK, 6.00%, 02/15/19	15,000,000	15,462,102
Series 2498, 5.50%, 08/15/13	7,383,558	7,520,380
Series 2498, 5.50%, 01/15/20	8,000,000	8,117,712
Series 2509, 5.50%, 10/15/17	18,750,000	19,067,986
Series 2517, 5.50%, 10/15/17	15,000,000	15,315,981
Series 2580-VA, 5.50%, 09/15/10	5,517,613	5,620,929
Series 2781, 4.50%, 12/15/24	18,605,000	17,316,723
Series 2827-AU, 5.00%, 07/15/24	7,500,000	7,337,611

		99,531,319

Federal National Mortgage Association (11.7%)
Pool #250559, 7.50%, 03/01/26	38,793	41,901
Pool #251532, 10.50%, 11/01/17	39,045	41,181
Pool #252228, 7.00%, 12/01/28	27,106	28,651
Pool #252396, 7.00%, 09/01/28	158,239	167,492
Pool #252471, 8.50%, 04/01/28	179,495	195,811
Pool #254468, 5.00%, 09/01/09	2,577,492	2,597,511
Pool #323286, 7.13%, 09/01/07	5,488,220	5,572,808
Pool #380276, 6.36%, 04/01/08	4,724,690	4,922,812
Pool #380348, 6.28%, 05/01/08	13,632,178	14,191,414
Pool #381089, 5.70%, 01/01/09	4,619,481	4,765,491
Pool #382344, 7.41%, 04/01/10	14,373,141	15,918,118
Pool #383661, 6.62%, 06/01/16	11,015,665	12,288,375
Pool #4486, 6.00%, 09/01/17	331,138	342,170
Pool #50544, 8.00%, 03/01/22	41,589	44,979
Pool #535159, 7.00%, 02/01/30	81,588	86,125
Pool #535723, 7.00%, 02/01/31	80,568	85,022
Pool #538673, 8.00%, 06/01/23	58,107	62,762

	Principal
	Amount	Value
Pool #555456, 5.50%, 04/01/18	141,164	143,999
Pool #591224, 7.00%, 08/01/31	171,004	180,418
Pool #633937, 6.50%, 03/01/32	142,876	148,547
Pool #649431, 6.50%, 07/01/32	117,229	121,883
Pool #650872, 7.00%, 07/01/32	149,883	158,087
Pool #672366, 5.50%, 12/01/17	2,208,440	2,252,789
Pool #688602, 6.50%, 03/01/33	166,397	172,757
Pool #703444, 5.00%, 05/01/18	137,031	137,105
Pool #M80696, 6.00%, 08/01/08	682,074	694,537
Pool #M80817, 4.00%, 05/01/10	19,002,485	18,642,945
Series 1991-73A, 8.00%, 07/25/21	117,270	124,957
Series 1993-114, 6.50%, 07/25/08	3,087,636	3,172,727
Series 1993-149M, 7.00%, 08/25/23	8,208,313	8,606,428
Series 1993-188PH, 6.25%, 03/25/13	510,411	512,848
Series 1994-33H, 6.00%, 03/25/09	2,053,577	2,104,235
Series 1994-76H, 5.00%, 02/25/24	4,480,561	4,509,844
Series 1997-26B, 7.00%, 05/18/27	4,775,561	5,000,472
Series 1998-M2C, 6.43%, 02/17/30	2,170,544	2,250,448
Series 2001-41QN, 6.50%, 01/25/15	1,031,487	1,029,436
Series 2001-T11B, 5.50%, 09/25/11	6,215,000	6,482,013
Series 2002-59B, 5.50%, 09/25/17	26,397,489	26,631,357

		144,430,455

Government National Mortgage Association (0.2%)
Pool #348813, 7.50%, 06/15/23	133,231	143,836
Pool #366564, 7.50%, 09/15/23	107,276	115,816
Pool #387078, 7.00%, 04/15/09	64,909	67,708
Pool #536369, 7.50%, 11/15/30	10,876	11,667
Pool #541200, 7.00%, 07/15/31	72,509	76,666
Pool #551733, 7.00%, 03/15/32	104,018	109,975
Pool #552525, 7.00%, 04/15/32	178,020	188,216
Pool #781525, 6.50%, 11/15/32	1,345,274	1,406,794
Pool #781572, 6.00%, 01/15/33	126,899	130,645
Pool #781613, 7.00%, 02/15/33	226,168	239,155

		2,490,478

Tennessee Valley Authority (1.5%) 7.13%, 05/01/30	15,000,000	19,078,860

Veterans Administration (1.1%)
Vendee Mortgage Trust, Series 1996-2, 6.75%, 06/15/26	13,155,148	13,841,646
Total Mortgage-Backed Securities		279,372,758

Cash Equivalents (8.7%)
Investments in repurchase agreements (collateralized by AA Corporate Bonds in a joint trading account at 2.80%, dated 03/31/05, due 04/01/05, repurchase price $107,898,645)	107,890,253	107,890,253

Total Cash Equivalents		107,890,253

Short-Term Securities Held as Collateral for Securities Lending (14.0%)
Pool of short-term securities for Gartmore	$173,446,344	173,446,344
Variable Insurance Trust Funds – Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		173,446,344

Total Investments (Cost $1,408,134,793) (a) — 113.3%		1,406,031,641
Liabilities in excess of other assets		(164.797.696)

NET ASSETS — 100.0%		$1,241,233,945

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

Gartmore Variable Insurance Trust
Gartmore GVIT Worldwide Leaders Fund
Schedule of Portfolio Investments
March 31, 2005
(Unaudited)

	Shares
	or
	Principle
	Amount	Value
Common Stocks (95.5%)
Australia (3.1%)
Coal (0.7%)
Excel Coal Ltd. (c)	42,716	$ 247,654

Computer Software & Services (2.4%)
Computershare Ltd. (c)	204,950	888,072

		1,135,726

Canada (3.2%)
Oil & Gas (3.2%)
Suncor Energy, Inc. (c)	28,700	1,155,636

Finland (2.4%)
Oil & Gas (2.4%)
Fortum Oyj (c)	45,100	878,321

France (4.1%)
Automotive (4.1%)
Renault SA (c)	16,700	1,491,946

Germany (8.1%)
Financial Services (4.0%)
Deutsche Bank AG (c)	16,900	1,457,499

Manufacturing (4.1%)
Siemens AG (c)	18,560	1,465,613

		2,923,112

Hong Kong (4.1%)
Financial Services (1.2%)
Melco International Development Ltd. (b)(c)	174,000	420,115

Real Estate (2.9%)
Cheung Kong (Holdings) Ltd. (c)	119,000	1,053,858

		1,473,973

Ireland (3.1%)
Airlines (3.1%)
Ryanair Holdings PLC (b)(c)	142,700	1,123,172

Japan (11.0%)
Business Services (2.0%)
Secom Co. Ltd. (c)	17,500	725,996

Financial Services (5.3%)
Mitsubishi Tokyo Financial Group, Inc. (c)	87	749,617
Orix Corp. (c)	5,300	675,436
UFJ Holdings, Inc. (c)	96	502,803

		1,927,856

Real Estate (3.7%)
Mitsui Fudosan Co. Ltd. (c)	116,000	1,356,631

		4,010,483

South Korea (1.1%)
Electronics (1.1%)
Hynix Semiconductor, Inc. (b)(c)	31,800	406,341

	Shares
	or
	Principle
	Amount	Value
Spain (1.0%)
Construction (1.0%)
Abengoa SA (c)	32,000	350,622

United Kingdom (11.3%)
Airlines (2.9%)
BAA PLC (c)	95,000	1,046,913

Food Products (2.0%)
J Sainsbury PLC (c)	136,000	743,383

Mining (5.3%)
BHP Billiton PLC (c)	142,900	1,919,595

Water & Sewerage Services (1.1%)
Pennon Group PLC (c)	21,100	389,135

		4,099,026

United States (43.0%)
Computer Software & Services (13.8%)
Apple Computer, Inc. (b)	40,000	1,666,800
Automatic Data Processing, Inc.	34,000	1,528,300
Ceridian Corp. (b)	10,500	179,025
Microsoft Corp.	69,300	1,674,981

		5,049,106

Cosmetics & Toiletries (4.0%)
Gillette Co. (The)	28,500	1,438,680

Financial Services (4.4%)
Goldman Sachs Group, Inc. (The)	14,500	1,594,855

Hotels & Motels (3.6%)
Hilton Hotels Corp.	58,400	1,305,240

Investment Advisory Services (2.0%)
Franklin Resources, Inc.	10,600	727,690

Multimedia (7.3%)
News Corporation, Inc., Class A	100,400	1,698,768
Walt Disney Co.	33,000	948,090

		2,646,858

Oil & Gas (5.0%)
ConocoPhillips	16,800	1,811,712

Transportation Services (2.9%)
Fedex Corp.	11,200	1,052,240

		15,626,381

Total Common Stocks		34,674,739

Cash Equivalents (2.7%)
Investments in repurchase agreements (collateralized by AA Corporate Bonds in a joint trading account at 2.80%, dated 03/31/05, due 04/01/05, repurchase price $986,372)	986,295	986,295
Total Cash Equivalents		986,295

Short-Term Securities Held as Collateral for Securities Lending (12.1%)
Pool of short-term securities for Gartmore	$4,405,620	4,405,620

Variable Insurance Trust Funds – Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		4,405,620

Total Investments (Cost $37,739,411) (a) - 110.4%		40,066,654

	Shares
	or
	Principle
	Amount	Value
Liabilities in excess of other assets - (10.4)%		(3,760,469)

NET ASSETS - 100.0%		$ 36,306,185

(a)	Sec notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities

(b)	Denotes a non-income producing security

(c)	Fair Valued Security

Securities denominated in foreign currencies are shown at the U.S. dollar cost and value.

At March 31, 2005, the Fund’s open forward foreign currency contracts were as follows:

				Unrealized
	Delivery	Contract	Market	Appreciation
Currency	Date	Value	Value	(Depreciation)
Short Contracts:
Hong Kong Dollar	04/01/05	$(288,295)	$(288,286)	$8

Total Short Contracts:		$(288,295)	$(288,286)	$8

Long Contract:
British Sterling Pound	04/04/05	160,272	160,851	579
Australia Dollar	04/05/05	244,404	244,131	(273)

Total Long Contracts:		$404,676	$404,982	$306

Gartmore Variable Insurance Trust
J.P. Morgan GVIT Balanced Fund
Statement of Investments
March 31, 2005
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (62.1%)
Aerospace / Defense (0.7%)
Lockheed Martin Corp.	9,600	$ 586,176
Northrop Grumman Corp.	15,300	825,894
Raytheon Co.	8,300	321,210

		1,733,280

Apparel (0.4%)
Nike, Inc., Class B	10,800	899,748

Auto Parts & Equipment (0.1%)
Lear Corp.	4,600	204,056

Automobiles (0.1%)
General Motors Corp.	4,100	120,499

Broadcast Media / Cable Television (1.8%)
E.W. Scripps Co., Class A	14,800	721,500
Time Warner, Inc. (b)	68,300	1,198,665
Viacom, Inc., Class B	63,200	2,201,256

		4,121,421

Building - Residential & Commercial (0.1%)
D.R. Horton, Inc.	667	19,493
Lennar Corp., Class A	4,200	238,056

		257,549

Business & Consumer Services (0.5%)
eBay, Inc. (b)	26,200	976,212
FedEx Corp.	1,100	103,345

		1,079,557

Chemicals / Diversified (1.3%)
Air Products & Chemicals, Inc.	12,200	772,138
Nalco Holding Co. (b)	30,300	570,549
Praxair, Inc.	16,100	770,546
Rohm & Haas Co.	18,900	907,200

		3,020,433

Communication Equipment (1.1%)
Corning, Inc. (b)	63,800	710,094
Motorola, Inc.	33,200	497,004
QUALCOMM, Inc.	38,700	1,418,355

		2,625,453

Computer Equipment (2.4%)
Dell, Inc. (b)	24,600	945,132
EMC Corp. (b)	61,100	752,752
Hewlett-Packard Co.	43,500	954,390
International Business Machines Corp.	24,900	2,275,362
Juniper Networks, Inc. (b)	6,900	152,214
Lexmark International, Inc. (b)	7,000	559,790

		5,639,640

Computer Software & Services (3.8%)
Affiliated Computer Services, Inc., Class A (b)	4,500	239,580
Cisco Systems, Inc. (b)	110,600	1,978,634

	Shares
	or
	Principal
	Amount	Value
First Data Corp.	14,600	573,926
Microsoft Corp.	161,200	3,896,204
NCR Corp. (b)	9,400	317,156
Oracle Corp. (b)	123,900	1,546,272
VERITAS Software Corp. (b)	7,800	181,116

		8,732,888

Conglomerates (1.8%)
ITT Industries, Inc.	500	45,120
Johnson Controls, Inc.	9,100	507,416
Tyco International Ltd.	58,700	1,984,060
United Technologies Corp.	15,900	1,616,394

		4,152,990

Construction & Building Materials (0.7%)
Caterpillar, Inc.	3,900	356,616
Centex Corp.	4,300	246,261
Deere & Co.	13,900	933,107
Masco Corp.	2,100	72,807

		1,608,791

Consumer / Non-Cyclical (0.5%)
Gillette Co.	24,300	1,226,664

Consumer Products (1.5%)
Fortune Brands, Inc.	4,800	387,024
Procter & Gamble Co.	52,900	2,803,700
Smurfit-Stone Container Corp. (b)	18,400	284,648

		3,475,372

Diversified Manufacturing Operations (0.2%)
Danaher Corp.	5,700	304,437
SPX Corp.	3,900	168,792

		473,229

Drugs (4.0%)
Amgen, Inc. (b)	24,800	1,443,608
Bristol-Myers Squibb Co.	8,800	224,048
Eli Lilly & Co.	30,100	1,568,210
Forest Laboratories, Inc. (b)	20,900	772,255
Johnson & Johnson, Inc.	42,000	2,820,720
Medicis Pharmaceutical Corp., Class A	5,500	164,890
OSI Pharmaceuticals, Inc. (b)	11,200	463,008
Pfizer, Inc.	62,000	1,628,740
Schering-Plough Corp.	9,200	166,980
Watson Pharmaceutical, Inc. (b)	4,400	135,212

		9,387,671

Electrical Equipment (2.6%)
Eaton Corp.	4,100	268,140
General Electric Co.	160,100	5,773,206

		6,041,346

Electrical Services (2.0%)
CMS Energy Corp. (b)	5,700	74,328
Consolidated Edison, Inc.	3,500	147,630
Constellation Energy Group, Inc.	4,000	206,800
Dominion Resources, Inc.	15,900	1,183,437
Edison International	5,400	187,488
Entergy Corp.	2,400	169,584
Florida Power & Light, Inc.	11,000	441,650
Northeast Utilities	4,000	77,080
PG&E Corp.	11,400	388,740
Pinnacle West Capital Corp.	9,700	412,347
PPL Corp.	11,700	631,683
Scana Corp.	2,500	95,550
Xcel Energy, Inc.	33,700	578,966

		4,595,283

	Shares
	or
	Principal
	Amount	Value
Financial (5.6%)
American Express Co.	400	20,548
CIT Group, Inc.	15,300	581,400
Citigroup, Inc.	98,400	4,422,097
Countrywide Credit Industries, Inc.	30,400	986,784
E*TRADE Financial Corp. (b)	4,900	58,800
Fannie Mae	4,900	266,805
Freddie Mac	2,900	183,280
Goldman Sachs Group, Inc.	8,000	879,920
MBNA Corp.	55,500	1,362,525
Mellon Financial Corp.	5,300	151,262
Morgan Stanley	40,000	2,290,000
Schwab (Charles) Corp.	86,100	904,911
Washington Mutual, Inc.	16,600	655,700

		12,764,032

Financial / Banks (3.8%)
Bank of America Corp.	45,100	1,988,910
Bank of New York Co., Inc.	20,700	601,335
BB&T Corp.	1,600	62,528
Comerica, Inc.	1,300	71,604
Doral Financial Corp.	2,400	52,536
KeyCorp	1,500	48,675
Marshall & Ilsley Corp.	2,000	83,500
North Fork Bancorp, Inc.	22,800	632,472
PNC Financial Services Group	2,500	128,700
State Street Corp.	26,800	1,171,696
TCF Financial Corp.	2,300	62,445
U.S. Bancorp	65,100	1,876,182
Wells Fargo Co.	29,400	1,758,120
Zions Bancorp	3,000	207,060

		8,745,763

Food & Beverage (1.9%)
Anheuser-Busch Cos., Inc.	12,300	582,897
Coca-Cola Co. (The)	58,400	2,433,528
PepsiCo, Inc.	20,000	1,060,600
SYSCO Corp.	8,500	304,300

		4,381,325

Healthcare (3.3%)
Bausch & Lomb, Inc.	3,500	256,550
Biogen Idec, Inc. (b)	1,100	37,961
Biomet, Inc.	8,600	312,180
Boston Scientific Corp. (b)	46,800	1,370,772
Gilead Sciences, Inc. (b)	16,500	590,700
Guidant Corp.	11,700	864,630
HCA-The Healthcare Co.	9,300	498,201
McKesson Corp.	7,300	275,575
Sepracor, Inc. (b)	11,100	637,251
WellPoint, Inc. (b)	13,400	1,679,690
Wyeth	15,600	658,008
Zimmer Holdings, Inc. (b)	7,300	568,013

		7,749,531

Hotels / Motels (0.6%)
Hilton Hotels Corp.	9,000	201,150
International Game Technology	12,800	341,248
Marriott International, Inc., Class A	10,600	708,716
Starwood Hotels & Resorts Worldwide, Inc.	1,400	84,042

		1,335,156

	Shares
	or
	Principal
	Amount	Value
Insurance (3.1%)
Aetna, Inc.	15,600	1,169,220
AFLAC, Inc.	19,700	734,022
AMBAC Financial Group, Inc.	14,800	1,106,300
American International Group, Inc.	15,200	842,232
Assurant, Inc.	5,200	175,240
CIGNA Corp.	1,100	98,230
Genworth Financial, Inc., Class A	16,900	465,088
Hartford Financial Services Group, Inc.	15,700	1,076,392
MBIA, Inc.	7,800	407,784
MetLife, Inc.	17,300	676,430
Protective Life Corp.	900	35,370
St. Paul Travelers Cos., Inc.	1,900	69,787
W.R. Berkley Corp.	8,700	431,520

		7,287,615

Leisure & Amusements (0.3%)
MGM MIRAGE (b)	3,400	240,788
Walt Disney Co. (The)	12,400	356,252

		597,040

Leisure Products (0.4%)
Carnival Corp.	14,300	740,883
Hasbro, Inc.	9,500	194,275
Mattel, Inc.	2,500	53,375

		988,533

Media (0.1%)
News Corp.	20,500	346,860

Metals & Mining (0.5%)
Alcoa, Inc.	25,300	768,867
United States Steel Corp.	9,600	488,160

		1,257,027

Office Equipment & Services (0.5%)
3M Co.	12,500	1,071,125

Oil & Gas (5.4%)
Anadarko Petroleum Corp.	3,400	258,740
Apache Corp.	6,600	404,118
Baker Hughes, Inc.	13,200	587,268
ChevronTexaco Corp.	28,500	1,661,835
ConocoPhillips	19,200	2,070,528
Cooper Cameron Corp. (b)	2,600	148,746
Devon Energy Corp.	12,200	582,550
Dynegy, Inc. (b)	13,000	50,830
Exxon Mobil Corp.	80,400	4,791,840
Pride International, Inc. (b)	8,500	211,140
Rowan Cos., Inc.	8,700	260,391
Unocal Corp.	15,300	943,857
Valero Energy Corp.	9,300	681,411

		12,653,254

Paper & Forest Products (0.0%)
International Paper Co.	3,100	114,049

Printing & Publishing (0.6%)
Gannett Co., Inc.	18,700	1,478,796

Railroads (0.5%)
CSX Corp.	16,300	678,895
Norfolk Southern Corp.	12,400	459,420

		1,138,315

Real Estate (0.3%)
CarrAmerica Realty Corp.	3,900	123,045
DUKE Realty Corp.	3,100	92,535

	Shares
	or
	Principal
	Amount	Value
Kimco Realty Corp.	2,000	107,800
Mack-Cali Realty Corp.	4,300	182,105
ProLogis	6,300	233,730

		739,215

Restaurants (0.4%)
McDonald’s Corp.	29,800	927,972

Retail (3.9%)
Bed, Bath & Beyond, Inc. (b)	5,900	215,586
CVS Corp.	6,000	315,720
Dollar General Corp.	5,000	109,550
Family Dollar Stores, Inc.	2,100	63,756
Federated Department Stores, Inc.	5,800	369,112
Foot Locker, Inc.	3,000	87,900
Home Depot, Inc.	47,600	1,820,224
Jones Apparel Group, Inc.	15,500	519,095
Kohl’s Corp. (b)	21,100	1,089,393
Lowe’s Cos., Inc.	19,400	1,107,546
Ross Stores, Inc.	800	23,312
Staples, Inc.	18,400	578,312
Target Corp.	17,700	885,354
TJX Cos., Inc. (The)	900	22,167
Wal-Mart Stores, Inc.	36,000	1,803,960
Yum! Brands, Inc.	2,200	113,982

		9,124,969

Semiconductors (1.7%)
Altera Corp. (b)	20,500	405,490
Analog Devices, Inc.	27,900	1,008,306
Broadcom Corp., Class A (b)	13,100	391,952
Intel Corp.	56,900	1,321,787
Intersil Holding Corp., Class A	12,400	214,768
Linear Technology Corp.	7,900	302,649
Xilinx, Inc.	10,400	303,992

		3,948,944

Telecommunications (2.0%)
EchoStar Communications Corp., Class A	10,500	307,125
MCI, Inc.	12,900	321,468
Nextel Communications, Inc., Class A (b)	15,300	434,826
SBC Communications, Inc.	44,100	1,044,729
Sprint Corp.	29,800	677,950
Verizon Communications, Inc.	53,700	1,906,350

		4,692,448

Textiles (0.0%)
Mohawk Industries, Inc. (b)	900	75,870

Tobacco (1.1%)
Altria Group, Inc.	39,300	2,569,827

Transportation Services (0.5%)
United Parcel Service, Inc., Class B	14,400	1,047,456

Total Common Stocks		144,430,992

Commercial Papers (9.1%)
Financial Services (9.1%)
Bellsouth Corp., 2.61%, 04/04/05	1,250,000	1,249,700
Blue Ridge Asset Funding Corp., 2.65%, 04/20/05	1,500,000	1,497,735
Citigroup Global Markets Holdings, 2.75%, 04/13/05	1,250,000	1,248,850
Dexia Delaware LLC, 2.63%, 04/04/05	1,500,000	1,499,655

	Shares
	or
	Principal
	Amount	Value
Edison Asset Securitization LLC, 2.72%, 05/03/05	1,750,000	1,745,573
Federal National Mortgage Association, 2.97%, 11/05/05	1,825,000	1,788,369
Federal National Mortgage Association, 2.95%, 12/09/05	1,520,000	1,483,718
Federal National Mortgage Association, 3.00%, 12/12/05	1,265,000	1,234,956
Federal National Mortgage Association, 3.01%, 12/19/05	4,695,000	4,577,624
Gemini Securitization Corp. (d), 2.60%, 04/04/05	1,250,000	1,249,700
Sheffield Receivables Corp., 2.76%, 04/15/05	1,250,000	1,248,658
UBS Finance (Delware) LLC, 2.73%, 05/09/05	1,000,000	997,041
Variable Funding Capital Corp., 2.61%, 04/14/05	1,250,000	1,248,713

Total Commercial Papers		21,070,291

Corporate Bonds (11.7%)
Aerospace / Defense (0.1%)
General Dynamics Corp., 2.13%, 05/15/06	165,000	161,713

Auto Related (0.3%)
Ford Motor Credit Co., 7.38%, 10/28/09	200,000	200,874
Ford Motor Credit Co., 7.88%, 06/15/10	355,000	361,419
Ford Motor Credit Co., 7.00%, 10/01/13	245,000	237,335

		799,628

Automotive Parts and Supplies (0.0%)
Breed Technologies, Inc. 9.25%, 04/15/08 (e) (f) (g)	125,000	0

Banks (2.2%)
ABN Amro Holding NA, 6.52%, 11/08/12 (d) (h)	110,000	118,342
Bank of America Co., 2.85%, 05/18/05	1,250,000	1,245,324
Chuo Mitsui Trust & Banking, 5.51%, 04/15/15 (d)	195,000	186,453
HBOS Treasury Services PLC, 3.60%, 08/15/07 (d)	225,000	221,486
HSBC Capital Funding LP, 9.55%, 06/30/10 (d) (h)	265,000	319,656
HSBC Capital Funding LP, 4.61%, 12/29/49 (d)	220,000	208,980
Industrial Bank of Korea, 4.00%, 05/19/14 (d)	180,000	173,192
Korea First Bank, 7.27%, 03/03/34	165,000	186,977
Mizuho Finance (Cayman), 5.79%, 04/15/14 (d)	140,000	141,862
National Capital Trust II, 5.49%, 03/23/15 (d) (h)	335,000	336,005
Popular NA, 4.70%, 06/30/09	170,000	169,586
RBS Capital Trust II, 6.43%, 01/03/34 (h)	95,000	101,496

	Shares
	or
	Principal
	Amount	Value
RBS Capital Trust III, 5.51%, 09/30/14 (h)	445,000	451,428
Skandinaviska Enskilda, 5.47%, 03/29/49 (d)	210,000	210,072
Suntrust Bank, 2.50%, 11/01/06	275,000	268,420
Swedbank, 9.00%, 03/17/10 (d) (h)	60,000	70,104
U.S. Bank NA Minnesota, 6.50%, 02/01/08	200,000	210,723
United Overseas Bank Ltd., 5.38%, 09/03/19 (d)	275,000	271,573
Woori Bank, 5.75%, 03/13/14 (d)	160,000	165,878

		5,057,557

Broadcast Media / Cable Television (0.6%)
AOL Time Warner, Inc., 7.63%, 04/15/31	115,000	135,098
Cablevision System Corp., 8.00%, 04/15/12 (d)	25,000	25,688
Clear Channel Communication, 5.50%, 09/15/14	305,000	291,238
Comcast Corp., 6.50%, 01/15/15	225,000	240,834
Cox Communuications, Inc., 4.63%, 06/01/13	215,000	200,342
Echostar DBS Corp., 6.38%, 10/01/11	35,000	34,300
News America, Inc., 8.88%, 04/26/23	100,000	127,831
Time Warner Cos., Inc., 9.15%, 02/01/23	75,000	98,595
Time Warner Entertainment, 8.38%, 03/15/23	185,000	226,676

		1,380,602

Building - Residential / Commercial (0.1%)
D.R. Horton, Inc., 8.50%, 04/15/12	30,000	32,729
KB Home, 5.75%, 02/01/14	230,000	220,300
Standard Pacific Corp., 6.88%, 05/15/11	45,000	45,450

		298,479

Chemicals/Diversified (0.1%)
Huntsman International LLC, 9.88%, 03/01/09	35,000	37,800
ICI Wilmington, 5.63%, 12/01/13	175,000	177,318
Polyone Corp., 10.63%, 05/15/10	65,000	72,150
Service Corp International, 7.70%, 04/15/09	50,000	51,500

		338,768

Commercial Services (0.0%)
Iron Mountain, Inc., 6.63%, 01/01/16	35,000	31,938

Containers (0.1%)
Crown Euro Holdings SA, 9.50%, 03/01/11	40,000	43,900
Owens-Brockway Glass Container, 8.88%, 02/15/09	75,000	80,063
Owens-Brockway Glass Container, 7.75%, 05/15/11	30,000	31,425

		155,388

Diversified Manufacturing Operations (0.1%)
Hutchinson Whamp International Ltd., 6.25%, 01/24/14 (d)	130,000	135,192
Hutchinson Whamp International Ltd., 7.45%, 11/24/33 (d)	145,000	159,627

		294,819

	Shares
	or
	Principal
	Amount	Value
Electrical Services (1.0%)
Alabama Power Co., 2.80%, 12/01/06	130,000	127,372
Arizona Pub Service Co., 4.65%, 05/15/15	80,000	76,291
Consolidated Edison Co. NY, 5.63%, 07/01/12	250,000	261,751
Dominion Resources, Inc., 8.13%, 06/15/10	50,000	57,198
Dominion Resources, Inc., 5.00%, 03/15/13	195,000	192,158
Dominion Resources, Inc., 7.20%, 09/15/14	95,000	107,739
DTE Energy Co., 6.38%, 04/15/33	100,000	103,861
FPL Group Capital, Inc., 7.63%, 09/15/06	215,000	225,662
General Electric Co., 5.00%, 02/01/13	5,000	4,993
Pacificorp, 4.30%, 09/15/08	125,000	124,361
Pepco Holdings, Inc., 6.45%, 08/15/12	20,000	21,516
Pepco Holdings, Inc., 7.45%, 08/15/32	110,000	131,028
Progress Energy, Inc., 6.85%, 04/15/12	315,000	343,408
Progress Energy, Inc., 7.00%, 10/30/31	100,000	109,710
PSEG Power, 5.50%, 12/01/15	115,000	115,673
PSEG Power, 8.63%, 04/15/31	75,000	99,593
Scottish Power PLC, 5.38%, 03/15/15	255,000	254,389

		2,356,703

Environmental (0.1%)
Allied Waste North America, Inc., 6.13%, 02/15/14	165,000	147,263

Financial Products/Services (1.4%)
Aiful Corp., 4.45%, 02/16/10 (d)	195,000	190,360
American General Finance Corp., 3.00%, 11/15/06	315,000	309,831
American General Finance Corp., 4.50%, 11/15/07	330,000	330,447
Arch Western Finance, 6.75%, 07/01/13	40,000	40,200
Associates Corporation of North America, 6.95%, 11/01/18	100,000	114,275
Capital One Financial, 8.75%, 02/01/07	375,000	403,385
Capital One Financial, 5.25%, 02/21/17	40,000	38,135
General Electric Capital Corp., 5.88%, 02/15/12	190,000	200,583
General Electric Capital Corp., 5.45%, 01/15/13	65,000	66,767
General Electric Capital Corp., 6.75%, 03/15/32	50,000	57,716
General Motors Acceptance Corp., 6.75%, 12/01/14	290,000	250,503
Goldman Sachs Capital I, 6.35%, 02/15/34	210,000	215,226
Goldman Sachs Group, Inc., 5.13%, 01/15/15	265,000	258,723
Istar Financial, Inc., 6.00%, 12/15/10	115,000	118,546

	Shares
	or
	Principal
	Amount	Value
Mizuho JGB Investment, 9.87%, 06/30/08 (d) (h)	190,000	216,507
Mizuho Preferred Capital, 8.79%, 06/30/08 (d) (h)	210,000	233,278
Morgan Stanley Capital I, 6.22%, 06/03/30	186,451	186,404
Westfield Capital Corp., 5.13%, 11/15/14 (d)	55,000	54,174

		3,285,062

Healthcare (0.1%)
HCA, Inc., 6.38%, 01/15/15	75,000	74,448
Hospira, Inc., 4.95%, 06/15/09	165,000	166,043
Medex, Inc., 8.88%, 05/15/13	15,000	16,950

		257,441

Hotels & Motels (0.0%)
Starwood Hotels & Resorts, 7.38%, 11/15/15	20,000	21,500
Vail Resorts, Inc., 6.75%, 02/15/14	20,000	19,600

		41,100

Insurance (0.5%)
Arch Capital Group Ltd., 7.35%, 05/01/34	105,000	115,030
Aspen Insurance Holdings Ltd., 6.00%, 08/15/14 (d)	230,000	233,808
AXA, 8.60%, 12/15/30	30,000	39,350
Liberty Mutual Group, 6.50%, 03/15/35	95,000	91,373
Liberty Mutual Group, 7.00%, 03/15/34 (d)	110,000	113,187
North Front Pass-Through Trust, 5.81%, 12/15/24	250,000	247,490
Odyssey Re Holdings, 7.65%, 11/01/13	85,000	92,213
Prudential Holdings LLC, 8.70%, 12/18/23 (d)	55,000	69,601
UnitedHealth Group, Inc., 3.30%, 01/30/08	175,000	169,790

		1,171,842

Metals (0.1%)
Noranda, Inc., 6.00%, 10/15/15	160,000	164,063

Mining (0.1%)
Newmont Mining Corp., 5.88%, 04/01/35	120,000	117,591

Motor Vehicles (0.3%)
Daimler Chrysler NA Holding Corp., 4.75%, 01/15/08	125,000	124,408
General Motors Acceptance Corp., 6.125%, 9/15/2006	490,000	487,740
TRW Automotive, Inc., 9.38%, 02/15/13	41,000	44,075

		656,223

Natural Gas Transmission (0.0%)
Transcontinental Gas Pipeline Corp., 8.88%, 07/15/12	17,000	19,933
Williams Cos., Inc., 8.13%, 03/15/12	18,000	19,710

		39,643

	Shares
	or
	Principal
	Amount	Value
Office Equipment & Services (0.0%)
Xerox Corp., 7.63%, 06/15/13	20,000	20,900

Oil & Gas (0.4%)
BP Capital Markets PLC, 2.75%, 12/29/06	205,000	200,932
Canadian National Resources, 7.20%, 01/15/32	25,000	29,171
Enterprise Production Operations, 6.65%, 10/15/34 (d)	125,000	127,444
Kinder Morgan Energy Partners, 7.40%, 03/15/31	135,000	155,955
Kinder Morgan Energy Partners, 7.75%, 03/15/32	65,000	78,110
Kinder Morgan Energy Partners, 7.30%, 08/15/33	35,000	40,210
Nexen, Inc., 5.88%, 03/10/35	110,000	105,213
Peabody Energy Corp., 6.88%, 03/15/13	35,000	36,050
Transocean, Inc., 6.63%, 04/15/11	40,000	43,682
Valero Energy Corp., 7.50%, 04/15/32	115,000	138,636

		955,403

Paper & Forest Products (0.1%)
Abitibi Consolidated, Inc., 6.00%, 06/20/13	10,000	8,650
Georgia-Pacific Corp., 7.70%, 06/15/15	75,000	82,219
International Paper Co., 5.85%, 10/30/12	65,000	67,740

		158,609

Railroads (0.0%)
Union Pacific Corp., 6.63%, 02/01/29	25,000	27,592

Real Estate (0.2%)
Hospitality Properties, 5.13%, 02/15/15	150,000	143,522
Istar Financial, Inc., 5.15%, 03/01/12	225,000	217,666
Societe Generale Estate LLC, 7.64%, 09/30/07 (d) (h)	90,000	96,399

		457,587

Retail (0.3%)
Delhaize America, Inc., 9.00%, 04/15/31	325,000	394,854
Federated Department Stores, Inc., 6.90%, 04/01/29	20,000	21,423
Safeway, Inc., 4.13%, 11/01/08	240,000	232,818
Safeway, Inc., 7.25%, 02/01/31	85,000	92,465

		741,560

Semiconductors (0.0%)
Celestica, Inc., 7.88%, 07/01/11	25,000	25,313
Freescale Semiconductor, 7.13%, 07/15/14	15,000	15,675

		40,988

Sovereign (1.5%)
Fannie Mae, 6.41%, 03/08/06	1,000,000	1,024,616
Federal Republic of Brazil, 12.25%, 03/06/30	66,000	79,860
Federal Republic of Brazil, 11.00%, 08/17/40	60,000	66,780
Federal Republic of Brazil, 3.13%, 04/15/12	97,060	91,120

	Shares
	or
	Principal
	Amount	Value
Republic of Colombia, 9.75%, 04/09/11	341,906	376,095
Republic of Peru, 8.38%, 05/03/16	30,000	31,200
Republic of Peru, 8.75%, 11/21/33	120,000	124,800
Republic of Venezuela, 10.75%, 09/19/13	75,000	83,438
Republic of Venezuela, 9.25%, 09/15/27	185,000	183,705
Russian Federation, 12.75%, 06/24/28	20,000	32,730
Russian Federation, 5.00%, 03/31/30	305,000	312,472
Russian Federation, 8.75%, 07/24/05	205,000	208,096
Ukraine Government, 6.88%, 03/04/11(d)	267,000	273,675
Ukraine Government, 7.65%, 06/11/13	65,000	69,550
United Mexican States, 5.88%, 01/15/14	105,000	104,213
United Mexican States, 6.63%, 03/03/15	75,000	78,150
United Mexican States, 11.50%, 05/15/26	135,000	204,188
United Mexican States, 8.30%, 08/15/31	110,000	125,950

		3,470,638

Special Purpose Entity (0.9%)
Aries Vermogensverwaltng, 9.60%, 10/25/14 (d)	250,000	300,625
Core Invest Grade Trust, 4.73%, 11/30/07	500,000	502,935
Fresenius Medical Capital Trust II, 7.88%, 02/01/08	45,000	47,194
Mantis Reef Ltd. II, 4.80%, 11/03/09	200,000	196,714
OMX Timber Finance Inv LLC 1, 5.42%, 01/29/20 (d)	165,000	160,027
OMX Timber Finance Inv LLC 2, 5.54%, 01/29/20	265,000	262,019
Pricoa Global Funding I, 3.90%, 12/15/08 (d)	400,000	391,799
UFJ Finance Aruba AEC, 6.75%, 07/15/13	115,000	123,810

		1,985,123

Telecommunications (1.1%)
America Movil SA de CV, 6.38%, 03/01/35	145,000	131,194
AT&T Wireless Services, Inc., 7.50%, 05/01/07	150,000	159,495
AT&T Wireless Services, Inc., 8.13%, 05/01/12	15,000	17,523
Bellsouth Corp., 6.00%, 11/15/34	220,000	218,896
British Telecom PLC, 8.38%, 12/15/10	135,000	156,843
Deutsche Telekom, 5.25%, 07/22/13	175,000	175,499
Deutsche Telekom, 8.75%, 06/15/30	45,000	58,853
France Telecom, 9.25%, 03/01/31	115,000	151,357
Motorola, Inc., 7.50%, 05/15/25	165,000	189,115
Nextel Communications, 7.38%, 08/01/15	35,000	36,969
Qwest Corp., 9.13%, 03/15/12 (d)	35,000	38,063
Rogers Wireless, Inc., 6.38%, 03/01/14	230,000	223,101

	Shares
	or
	Principal
	Amount	Value
Sprint Capital Corp., 6.90%, 05/01/19	125,000	135,383
Sprint Capital Corp., 8.75%, 03/15/32	105,000	136,223
Tele-Communications, Inc., 7.88%, 08/01/13	30,000	34,994
Telecom Italia Capital, 4.00%, 11/15/08	135,000	131,470
Telecom Italia Capital, 4.00%, 01/15/10 (d)	265,000	253,346
Verizon Global Funding Corp., 7.38%, 09/01/12	60,000	68,066
Verizon Global Funding Corp., 7.75%, 12/01/30	55,000	66,473
Verizon New York, Inc., 7.38%, 04/01/32	155,000	173,952

		2,556,815

Total Corporate Bonds		27,171,038

Mortgage-Backed Securities (24.0%)
Federal Home Loan Mortgage Corporation (4.1%)
5.75%, 01/15/12	950,000	1,008,388
4.88%, 11/15/13	1,150,000	1,154,851
6.75%, 03/15/31	870,000	1,060,878
6.25%, 07/15/32	175,000	201,613
6.00%, 02/01/35	585,566	599,504
TBA, 6.00%, 5/1/30 (b)	5,400,000	5,511,375

		9,536,609

Federal National Mortgage Association (9.9%)
7.25%, 05/15/30	635,000	818,483
6.63%, 11/15/30	30,000	35,964
6.00%, 12/01/34	912,376	932,815
6.50%, 02/01/35	676,617	702,449
7.00%, 02/01/35	209,834	221,132
TBA, 5.50%, 04/14/33	12,900,000	12,916,124
TBA, 6.00%, 5/1/30 (b)	7,410,000	7,555,888

		23,182,855

Financial Services (9.1%)
Americredit Automobile Receivables Trust, Series 03-CF, Class A3, 2.75%, 10/09/07	135,000	134,561
Americredit Automobile Receivables Trust, Series 03-CF, Class A4, 3.48%, 05/06/10	210,000	208,211
Americredit Automobile Receivables Trust, Series 04-BM, Class A4, 2.75%, 03/07/11	550,000	530,218
Americredit Automobile Receivables Trust, Series 04-DF, Class A3, 2.98%, 07/06/09	105,000	102,809
Bear Stearns Commercial Mortgage Securities, Series 04-PWR6, Class A4, 4.52%, 11/11/41	260,000	254,101
Bear Stearns Commercial Mortgage Securities, Series 05-PWR7, Class A3, 5.12%, 02/11/41	380,000	380,355
Capital Auto Receivables Asset Trust, Series 03-2, Class A, 1.96%, 01/15/09	275,000	265,995
Capital One Master Trust, Series 01-BA, Class A, 4.60%, 08/17/09	420,000	423,113
Capital One Multi-Asset Execution	520,000	507,203

	Shares
	or
	Principal
	Amount	Value
Trust, Series 03-A4, Class A4, 3.65%, 07/15/11
Countrywide Alternative Loan Trust, Series 04-28CB, Class 3A1, 6.00%, 01/25/35	1,144,696	1,167,598
Countrywide Asset-Backed Certificates, Series 03-5, Class MF1, 5.41%, 01/25/34	180,000	180,923
Countrywide Home Loans, Series 04-28R, Class A1, 5.50%, 08/25/33	1,765,678	1,788,722
CS First Boston Mortgage Securities Corp., Series 01-CK1, Class A3, 6.38%, 12/16/35	270,000	289,910
CS First Boston Mortgage Securities Corp., Series 03-29, Class 7A1, 6.50%, 12/25/33	231,536	234,940
CS First Boston Mortgage Securities Corp., Series 03-C4, Class A4, 5.14%, 08/15/36	480,000	482,923
Daimler Chrysler Auto Trust, Series 03-A, Class A4, 2.88%, 10/08/09	100,000	98,597
Gracechurch Card Funding PLC, Series 5, Class A2, 2.70%, 08/15/08	585,000	574,936
Greenwich Capital Commercial Funding Corp., Series 03-C1, Class A4, 4.11%, 07/05/35	560,000	528,145
Greenwich Capital Commercial Funding Corp., Series 04-GG1, Class A3, 4.34%, 06/10/36	1,185,000	1,173,923
Greenwich Capital Commerical Funding Corp., Series 05-GG3, 4.80%, 08/10/42	535,000	523,964

Greenwich Capital Commerical Funding Corp., Series 05-GG3, 4.86%, 08/10/42	535,000	522,421

Honda Auto Receivables Owner Trust, Series 04-2, Class A3, 3.30%, 06/16/08	925,000	916,470
Household Automotive Trust, Series 03-2, Class A4, 3.02%, 12/17/10	350,000	342,345
Household Automotive Trust, Series 04-1, Class A3, 3.30%, 05/18/09	670,000	662,772
Indymac Index Mortgage Loan Trust, Series 04-AR7, Class A1, 2.08%, 09/25/34	425,320	426,829
LB-UBS Commercial Mortgage Trust, Series 04-C2, Class A2, 3.25%, 03/01/29	410,000	391,105
LB-UBS Commercial Mortgage Trust, Series 05-C1, 4.74%, 02/06/30	485,000	471,883
Long Beach Mortgage Loan Trust, Series 03-4, Class AV3, 2.99%, 08/25/33	214,565	214,839
M&I Auto Loan Trust, Series 03-1, Class A4, 2.97%, 04/20/09	140,000	136,889
MBNA Credit Card Master Note Trust, Series 03-A1, Class A1, 3.30%, 07/15/10	485,000	471,784
Morgan Stanley Auto Loan Trust, Series 03-HB1, Class A2, 2.17%, 04/15/11	210,000	204,561

	Shares
	or
	Principal
	Amount	Value
Morgan Stanley Capital I, Series 98-WF2, Class A1, 6.34%, 07/15/30	30,330	30,517
Morgan Stanley Capital I, Series 04-HQ3, Class A2, 4.05%, 01/13/41	390,000	379,066
Morgan Stanley Capital I, Series 05, Class IQ9, 4.70%, 07/15/56	265,000	257,444
Morgan Stanley Dean Witter Capital I, Series 03-HQ2, Class A2, 4.92%, 03/12/35	250,000	248,520
Nissan Auto Receivables Owner Trust, Series 05-A, Class A4, 3.82%, 07/15/10	625,000	615,234
Onyx Acceptance Auto Trust, Series 03-C, Class A4, 2.66%, 05/17/10	200,000	195,162
Onyx Acceptance Auto Trust, Series 03-D, Class A4, 3.20%, 03/15/10	140,000	138,083
Onyx Acceptance Auto Trust, Series 04-C, Class A4, 3.50%, 12/15/11	370,000	363,119
PSE&G Transition Funding LLC, Series 01-1, Class A6, 6.61%, 06/15/15	240,000	265,644
Residential Asset Securities Corp., Series 02-KS4, Class AIIB, 1.37%, 07/25/32	70,399	70,545
Residential Asset Securities Corp., Series 03—KS5, Class AIIB, 2.94%, 07/25/31	177,703	178,038
Residential Asset Securities Corp., Series 03-KS7, Class AI3, 3.37%, 11/25/28	225,000	223,642
SLM Student Loan Trust, Series 03-11, Class A5, 2.99%, 12/15/22	460,000	450,883
Toyota Auto Receivables Owner Trust, Series 03-B, Class A4, 2.79%, 01/15/10	500,000	490,314
Triad Auto Receivables Owner Trust, Series 03-B, Class A4, 3.20%, 12/13/10	235,000	230,545
Volkswagen Auto Lease Trust, Series 04-A, Class A3, 2.84%, 07/20/07	450,000	445,359
Volkswagen Auto Loan Enhanced Trust, Series 03-1, Class A4, 1.93%, 01/20/10	665,000	643,878
Volkswagen Auto Loan Enhanced Trust, Series 03-2, Class A4, 2.94%, 03/22/10	275,000	268,645

Wachovia Asset Securitization, Inc., Series 03-HE2, Class AII1, 2.91%, 07/25/33	228,065	228,645
Wachovia Bank Commercial Mortgage Trust, Series 05, Class C17, 5.08%, 03/15/42	550,000	547,541
WFS Financial Owner Trust, Series 03-4, Class A4, 3.15%, 05/20/11	180,000	177,597

		21,061,466

Government National Mortgage Association (0.9%)
TBA, 5.50%, 04/15/33	2,000,000	2,017,500

Total Mortgage-Backed Securities		55,798,430

U.S. Government Long-Term Obligations (1.6%)
U.S. Treasury Bonds (1.1%)
7.88%, 02/15/21	1,250,000	1,669,239
5.38%, 02/15/31	640,000	697,525

	Shares
	or
	Principal
	Amount	Value
8.88%, 02/15/19 (c)	200,000	283,062

		2,649,826

U.S. Treasury Notes (0.5%)
3.38%, 10/15/09	135,000	130,707
3.50%, 02/15/10	80,000	77,647
4.00%, 03/15/10	265,000	262,930
4.25%, 08/15/14	95,000	93,159
4.00%, 02/15/15	595,000	571,665

		1,136,108

Total U.S. Government Long-Term Obligations		3,785,934

CASH EQUIVALENTS (3.6%)
Investments in repurchase agreements (Collateralized by AA Corporate Bonds, in a joint trading account at 2.80%, dated 03/31/05, due 04/01/05, repurchase price $8,491,512)	$8,490,852	8,490,852

Total Cash Equivalents		8,490,852

Total Investments (Cost $244,113,673) (a) - 112.0%		260,747,537
Liabilities in excess of other assets - (12.0)%		(28,027,953)

NET ASSETS - 100.0%		$232,719,584

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Pledged as collateral for futures.

(d)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

(e)	Bond in default.

(f)	Fair Valued Security.

(g)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.

(h)	Securities with perpetual maturity. First call date disclosed.

TBA                     To Be Announced

At March 31, 2005 the Fund’s open futures contracts were as follows:

			Market
			Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Contracts	Expiration	Contracts	(Depreciation)
Long Contracts:
25	Euro Call Future	04/15/05	$938	$(1,662)
21	U.S. Call 10yr Note Option Future	04/22/05	15,750	(4,995)
14	U.S. Put 10yr Note Option Future	04/22/05	6,781	(3,846)
17	U.S. Call 10yr Note Option Future	05/20/05	266	(5,215)
3	U.S. Put 10yr Note Option Future	05/20/05	1,219	365
10	U.S. Put 5yr Note Option Future	05/20/05	3,594	(191)
59	U.S. Treasury 5yr Future	06/21/05	6,318,531	13,121
5	U.S. Treasury Long Bond	06/21/05	556,875	(33,018)
29	U.S. 2yr Note Future	06/30/05	5,999,828	(16,414)
2	U.S. Treasury 10yr Note	08/26/05	217,938	384
16	U.S. Call 10yr Option Future	11/22/05	6,500	(3,806)

			Market
			Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Contracts	Expiration	Contracts	(Depreciation)
20	U.S. Put 10yr Note Option Future	11/22/05	21,250	(9,336)
Total Long Contracts			$ 13,149,470	$(64,613)
Short Contracts:
25	Euro Call Future	04/15/05	$ 156	$ 369

42	U.S. Call 10yr Option Future	04/22/05	11,813	9,040
6	U.S. Call 10yr Option Future	04/22/05	3,344	(1,195)
25	U.S. Call 10yr Option Future	04/22/05	1,016	2,798
2	U.S. Call 10yr Option Future	05/20/05	3,344	(1,195)
13	U.S. Call 10yr Option Future	05/20/05	1,016	2,798
82	U.S. Treasury 10yr Note	06/21/05	8,962,344	(57,240)
20	U.S. Put 10yr Option Note	08/26/05	16,563	8,258
4	U.S. Treasury 10yr Note	11/22/05	433,250	2,236
Total Short Contracts			$ 9,432,846	$(33,131)

The following is a summary of option activity for the period ended March 31, 2005, by the Funds:

	Shares Subject
Covered Call Options	To Contract	Premiums
Balance at beginning of period	(8)	$(10,875)
Options written	(347)	(51,190,463)
Options closed	348	58,875,829
Options expired	66	(1,836,940)
Options exercised
Options outstanding at end of period	59	$5,837,551

Gartmore Variable Insurance Trust
Comstock GVIT Value Fund
Statement of Investments
March 31, 2005
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
COMMON STOCKS (92.7%)
Airlines (0.3%)
Southwest Airlines	43,100	$613,744

Banks (10.8%)
Bank of America Corp.	127,434	5,619,839
Bank of New York Co., Inc.	52,300	1,519,315
Citigroup, Inc.	109,900	4,938,906
J.P. Morgan Chase & Co.	45,100	1,560,460
PNC Bank Corp.	47,700	2,455,596
Suntrust Banks, Inc.	4,400	317,108
Wachovia Corp.	22,905	1,166,094
Wells Fargo & Co.	67,700	4,048,460

		21,625,778

Broadcast Media / Cable Television (5.3%)
Clear Channel Communications, Inc.	126,300	4,353,561
Liberty Media Corp., Class A (b)	270,200	2,801,974
Time Warner, Inc. (b)	138,800	2,435,940
Viacom, Inc. Class B	27,700	964,791

		10,556,266

Chemicals (3.2%)

Dow Chemical Co.	33,100	1,650,035
E.I. du Pont de Nemours & Co.	92,800	4,755,072

		6,405,107

Chemicals / Diversified (0.7%)
Rohm & Haas Co.	29,300	1,406,400

Computer Hardware (1.3%)
Hewlett-Packard Co.	58,900	1,292,266
International Business Machines Corp.	5,700	520,866
Lexmark International Group, Inc., Class A (b)	8,895	711,333

		2,524,465

Computer Software & Services (2.4%)
Affiliated Computer Services, Inc., Class A (b)	28,100	1,496,044
Check Point Software Technologies Ltd. ADR-IL (b)	7,800	169,572
Cisco Systems, Inc. (b)	34,600	618,994
First Data Corp.	22,400	880,544
Microsoft Corp.	26,200	633,254
SunGard Data Systems, Inc. (b)	28,300	976,350

		4,774,758

Consumer Products (2.8%)
Kimberly-Clark Corp.	67,500	4,436,775
Mattel, Inc.	57,000	1,216,950

		5,653,725

Electronics (0.7%)
Cognex Corp.	15,300	380,664
Credence Systems Corp. (b)	32,000	253,120
Flextronics International Ltd. ADR-SG (b)	36,800	443,072
Jabil Circuit, Inc. (b)	8,853	252,488

	Shares
	or
	Principal
	Amount	Value
		1,329,344

Entertainment (1.7%)
Walt Disney Co. (The)	120,525	3,462,683

Financial Services (5.6%)
AMBAC Financial, Inc.	10,850	811,038
Capital One Financial Corp.	3,100	231,787
Fannie Mae	12,050	656,123
Freddie Mac	119,500	7,552,399
Lehman Brothers Holdings, Inc.	9,500	894,520
Merrill Lynch & Co., Inc.	19,800	1,120,680

		11,266,547

Food & Related (4.5%)
Coca-Cola Co.	60,700	2,529,369
Kraft Foods, Inc.	81,000	2,677,050
Unilever NV ADR-NL	56,000	3,831,520

		9,037,939

Insurance (4.9%)
American International Group, Inc.	18,200	1,008,462
Assurant, Inc.	16,600	559,420
Chubb Corp. (The)	40,850	3,238,180
Genworth Financial, Inc.	30,400	836,608
Hartford Financial Services Group, Inc. (The)	7,400	507,344
MetLife, Inc.	24,500	957,950
RenaissanceRe Holdings Ltd.	4,300	200,810
St. Paul Travelers Cos., Inc.	22,262	817,683
Torchmark Corp.	32,900	1,717,380

		9,843,837

Metals & Mining (1.9%)
Alcoa, Inc.	128,800	3,914,232

Oil & Gas (6.6%)
ConocoPhillips	10,637	1,147,094
Global Santa Fe Corp.	32,000	1,185,280
Halliburton Co.	124,476	5,383,587
Petroleo Brasileiro SA ADR-BR	25,600	1,131,008
Petroleo Brasileiro SA ADR-BR	15,000	577,050
Schlumberger Ltd.	10,600	747,088
Total SA ADR-FR	24,300	2,848,689
Transocean, Inc. (b)	6,200	319,052

		13,338,848

Paper & Forest Products (6.9%)
Georgia Pacific Corp.	148,300	5,263,167
International Paper Co.	233,900	8,605,181
Neenah Paper, Inc.	1,678	56,414

		13,924,762

Pharmaceuticals (13.9%)
AmerisourceBergen Corp.	27,500	1,575,475
Bristol-Myers Squibb Co.	266,900	6,795,274
GlaxoSmithKline PLC ADR-GB	197,800	9,082,976
Pfizer, Inc.	101,647	2,670,267
Roche Holding AG ADR-CH	43,300	2,328,661
Sanofi-Aventis ADR-FR	27,100	1,147,414
Schering-Plough Corp.	108,500	1,969,275
Wyeth	55,300	2,332,554

		27,901,896

Photographic Equipment Supplies (0.6%)
Eastman Kodak Co.	39,400	1,282,470

Restaurants (0.4%)

McDonald’s Corp.	27,400	853,236

	Shares
	or
	Principal
	Amount	Value
Retail (3.6%)
CVS Corp.	29,500	1,552,290
Federated Department Stores, Inc.	15,000	954,600
Jones Apparel Group, Inc.	47,400	1,587,426
May Department Stores Co. (The)	25,700	951,414
Wal-Mart Stores, Inc.	43,200	2,164,752

		7,210,482

Semiconductors (0.1%)
Intel Corp.	3,500	81,305
Novellus Systems, Inc. (b)	3,800	101,574

		182,879

Telecommunications (8.0%)
SBC Communications, Inc.	246,000	5,827,740
Sprint Corp.	167,020	3,799,705
Verizon Communications, Inc.	178,800	6,347,400

		15,974,845

Telecommunications Equipment (0.4%)
Andrew Corp. (b)	4,600	53,866
Ericsson ADR-SE (b)	11,000	310,200
Nokia Corp. ADR-FI	23,100	356,433

		720,499

Tobacco (2.2%)
Altria Group, Inc.	66,250	4,332,088

Utilities (3.9%)
American Electric Power Co., Inc.	44,740	1,523,844
Constellation Energy Group, Inc.	26,800	1,385,560
Dominion Resources, Inc.	24,300	1,808,649
FirstEnergy Corp.	49,200	2,063,940
Public Service Enterprise Group, Inc.	20,000	1,087,800

		7,869,793

Total COMMON STOCKS		186,006,623

CASH EQUIVALENTS (7.3%)
Investments in repurchase agreements (Collateralized by AA Corporate Bonds, in a joint trading account at 2.80%, dated 03/31/05, due 04/01/05, repurchase price $14,669,182)	$14,668,041	14,668,041

Total CASH EQUIVALENTS		14,668,041

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (6.8%)
Pool of short-term securities for Gartmore Variable Insurance Trust Funds — Notes to Statement of Investments (Securities Lending)	$13,642,747	13,642,747

Total SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING		13,642,747

Total Investments (Cost $194,537,496) (a) - 106.7%		214,317,411
Liabilities in excess of other assets - (6.7)%		(13,546,589)

NET ASSETS - 100.0%		$ 200,770,822

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

Gartmore Variable Insurance Trust
Van Kampen GVIT Multi-Sector Bond Fund
Statement of Investments
March 31, 2005
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
CORPORATE BONDS (30.4%)
Advertising (0.4%)
Advanstar Communications, Inc., 9.79%, 08/15/08	295,500	$305,842
Advanstar Communications, Inc., Series B, 12.00%, 02/15/11	90,000	96,525
Interpublic Group Co., Inc., 5.40%, 11/15/09	75,000	71,813
Vertis, Inc., 13.50%, 12/07/09 (c)	130,000	105,950
WPP Finance (UK) Corp., 5.88%, 06/15/14 (c)	190,000	196,455
WPP Group, PLC, 6.00%, 06/18/08 (EUR)	120,000	169,183

		945,768

Aerospace / Defense (0.2%)
Northrop Grumman Corp., 4.08%, 11/16/06	115,000	114,852
Raytheon Co., 8.30%, 03/01/10	120,000	137,779
Systems 2001 Asset Trust, 6.66%, 09/15/13 (c)	299,187	324,304

		576,935

Airlines (0.1%)
Continental Airlines, Inc., 6.90%, 01/02/18	170,323	167,126
Continental Airlines, Inc. Series 991A, 6.65%, 03/15/19	207,202	196,653

		363,779

Apparel (0.1%)
Levi Strauss & Co., 7.73%, 04/01/12 (c)	285,000	280,013

Auto Parts & Equipment (0.1%)
Cooper Standard Auto, 8.38%, 12/15/14 (c)	25,000	20,313
TRW Automotive, Inc. Series B, 9.38%, 02/15/13	236,000	253,700

		274,013

Automotive (0.5%)
Autonation, Inc., 9.00%, 08/01/08	250,000	275,000
DaimlerChrysler NA Holdings, 7.30%, 01/15/12	205,000	223,522
General Motors Corp., 8.38%, 07/05/33 (EUR)	180,000	203,394
General Motors Corp., 8.38%, 07/15/33	100,000	85,573
Sonic Automotive Inc., Series B, 8.63%, 08/15/13	445,000	442,775

		1,230,264

Banking (0.9%)
Bank One Corp., 6.00%, 02/17/09	95,000	99,330

	Shares
	or
	Principal
	Amount	Value
Chase Manhattan Corp., 7.00%, 11/15/09	240,000	261,076
Deutsche Bank AG, 5.13%, 01/31/13 (EUR)	80,000	112,994
JP Morgan Chase & Co., 5.35%, 03/01/07	140,000	142,827
KFW International Finance, 2.05%, 09/21/09 (JPY)	94,000,000	938,797
Marshall & Ilsley Bank, 3.80%, 02/08/08	605,000	595,183

		2,150,207

Broadcast Media (0.2%)
Clear Channel Communications, 7.65%, 09/15/10	90,000	98,525
News America, Inc., 7.30%, 04/30/28	105,000	116,999
Salem Communications Holding Corp., 9.00%, 07/01/11	184,000	198,260

		413,784

Business Services (0.3%)
Adecco Financial Services, 6.00%, 03/15/06 (EUR)	100,000	133,714
Iron Mountain, Inc., 8.63%, 04/01/13	195,000	196,950
Iron Mountain, Inc., 7.75%, 01/15/15	100,000	98,750
Iron Mountain, Inc., 6.63%, 01/01/16	90,000	82,125
Muzak, LLC, 10.00%, 02/15/09	50,000	41,000
Muzak, LLC, 9.88%, 03/15/09	55,000	24,750
Veolia Environnement, 5.88%, 06/27/08 (EUR)	100,000	140,811

		718,100

Cable (1.1%)
Cablevision Systems Corp, 6.67%, 04/01/09 (c) (e)	215,000	227,900
Charter Communications, LLC, 9.63%, 11/15/09	465,000	363,863
Charter Communications, LLC, Series B, 10.25%, 01/15/10	140,000	112,350
Comcast Cable Communication, Inc., 6.75%, 01/30/11	300,000	324,063
Cox Communications, Inc., 4.63%, 01/15/10 (c)	195,000	189,483
Echostar DBS Corp., 6.38%, 10/01/11	350,000	343,000
General Cable Corp., 9.50%, 11/15/10 (c)	100,000	110,000
Kabel Deutschland GMBH, 10.63%, 07/01/14 (c)	330,000	364,650
Renaissance Media Group, 10.00%, 04/15/08	120,000	121,200
TCI Communications, Inc., 7.88%, 02/15/26	155,000	189,096
Telenet Group Holdings NV, 8.63%, 06/15/14 (c)	640,000	483,999

		2,829,604

Chemicals / Plastics (1.5%)
Ashland, Inc., 7.83%, 08/15/05	200,000	202,980
Equistar Chemical, 10.13%, 09/01/08	330,000	364,650
FMC Corp., 10.25%, 11/01/09	125,000	139,375
Hexcel Corp., 6.75%, 02/01/15 (c)	215,000	206,938
Huntsman Corp., 10.13%, 07/01/09	195,000	202,800
ICI Wilmington, 4.38%, 12/01/08	115,000	113,581
IMC Global, Inc., 10.88%, Series B 06/01/08	25,000	28,625

	Shares
	or
	Principal
	Amount	Value
Innophos, Inc., 8.88%, 08/15/14 (c)	320,000	336,000
ISP, Inc., 10.63%, 12/15/09	350,000	374,500
JohnsonDiversey, Inc., 9.63%, 05/15/12	180,000	193,500
Lyondell Chemicals Co., 10.50%, 06/01/13	200,000	230,000
Millennium America, Inc., 9.25%, 06/15/08	385,000	412,912
Nalco Co., 7.75%, 11/15/11	165,000	171,600
Nalco Co., 8.88%, 11/15/13	85,000	90,950
Rhodia SA, 8.88%, 06/01/11	250,000	243,125
Rockwood Specialities Group, 10.63%, 05/15/11	320,000	355,200
Syngenta Luxembourg Finance, 5.50%, 07/10/06 (EUR)	100,000	134,373

		3,801,109

Construction & Building Materials (0.9%)
Acih, Inc., 11.50%, 12/15/12 (c)	255,000	179,775
Associated Materials, Inc., 9.34%, 03/01/14 (c)	660,000	458,700
Goodman Global Holdings, 5.76%, 06/15/12 (c) (e)	70,000	69,300
Goodman Global Holdings, 7.88%, 12/15/12 (c)	365,000	333,975
Nortek Holdings, Inc., 10.75%, 03/01/14	310,000	165,075
Nortek, Inc., 8.50%, 09/01/14 (c)	250,000	241,250
Ply Gem Industries, Inc., 9.00%, 02/15/12 (c)	125,000	118,125
RMCC Acquisition Co., 9.50%, 11/01/12 (c)	240,000	235,200
Technical Olympic USA, Inc., 9.00%, 07/01/10	200,000	208,000
Technical Olympic USA, Inc., 10.38%, 07/01/12	280,000	306,600

		2,316,000

Consumer Products (0.1%)
Amscan Holdings, Inc., 8.75%, 05/01/14	135,000	130,950
Clorox Co., 3.13%, 12/14/07 (c) (e)	210,000	210,219

		341,169

Cosmetic/Toiletries (0.0%)
Del Laboratories Inc., 8.00%, 02/01/12 (c)	50,000	48,000

Distribution/Wholesale (0.3%)
Buhrmann US, Inc., 8.25%, 07/01/14	250,000	257,500
Buhrmann US, Inc., 7.88%, 03/01/15 (c)	240,000	240,000
Nebraska Book Co., 8.63%, 03/15/12	190,000	183,825

		681,325

Diversified (0.0%)
Murrin Murrin Holdings, 9.38%, 08/31/07 (f) (g) (i)	125,000	0
Tyco International Group SA, 6.13%, 04/04/07	40,000	54,994

Drugs (0.1%)
Warner Chilcott Corp., 8.75%, 02/01/15 (c)	210,000	211,050

Electronic Components (0.1%)

	Shares
	or
	Principal
	Amount	Value
Sanmina-Sci Corp., 6.75%, 03/01/13 (c)	150,000	140,625

Entertainment (0.2%)
Isle Of Capri Casinos, 7.00%, 03/01/14	325,000	321,750
Marquee, Inc., 6.54%, 08/15/10 (c) (e)	155,000	161,975

		483,725

Environmental Controls (0.4%)
Allied Waste North America, Inc., 8.88%, 04/01/08	375,000	387,656
Allied Waste North America, Inc., Series B, 8.50%, 12/01/08	200,000	205,000
Waste Management, Inc., 7.13%, 10/01/07	450,000	477,300

		1,069,956

Financial Services (3.9%)
AIG SunAmerica Global Finance, 6.30%, 05/10/11 (c)	395,000	424,362
Altria Finance Ltd., 5.63%, 06/24/08 (EUR)	90,000	123,329
American General Finance Corp., 4.63%, 05/15/09	95,000	94,764
AXA Financial, Inc., 7.75%, 08/01/10	460,000	520,162
Bombardier Capital, 6.13%, 05/14/07 (EUR)	60,000	79,147
Caterpillar Financial Services Corp., 08/20/07 (e)	220,000	219,975
Caterpillar Financial Services Corp., 3.63%, 11/15/07	75,000	73,760
Chase Funding Mortgage Loan, 2.96%, 11/25/18 (e)	218,602	218,600
Chase Manhattan Auto Owner Trust, 1.45% 10/15/06	375,343	374,205
Cit Group, Inc., 7.38%, 04/02/07	120,000	126,898
Citigroup, Inc., 6.00%, 02/21/12	285,000	303,379
Citigroup, Inc., 5.63%, 08/27/12	245,000	253,826
Citigroup, Inc., 6.63%, 06/15/32	50,000	55,752
Countrywide Home Loans, Inc., 3.25%, 05/21/08	220,000	210,586
Farmers Exchange Capital, 7.05%, 07/15/28 (c)	285,000	297,599
Ford Motor Credit Co., 7.38%, 10/28/09	70,000	70,306
Ford Motor Credit Co., 7.25%, 10/25/11	70,000	69,078
General Electric Capital Corp., 4.25%, 12/01/10	100,000	97,634
General Electric Capital Corp., 6.75%, 03/15/32	220,000	253,951
General Motors Acceptance Corp., 4.50%, 07/15/06	175,000	170,709
General Motors Acceptance Corp., 6.88%, 09/15/11	675,000	610,768
General Motors Acceptance Corp., 8.00%, 11/01/31	310,000	269,961
Goldman Sachs Group, Inc., 6.50%, 10/06/10	150,000	224,026
Goldman Sachs Group, Inc., 6.60%, 01/15/12	145,000	156,911
Goldman Sachs Group, Inc., 5.25%, 10/15/13	245,000	243,383

	Shares
	or
	Principal
	Amount	Value
Household Finance Corp., 6.50%, 05/05/09 (EUR)	140,000	204,372
Household Finance Corp., 8.00%, 07/15/10	250,000	285,992
John Hancock Global Funding, 7.90%, 07/02/10 (c)	155,000	176,986
JSG Funding, PLC, 10.13%, 10/01/12 (EUR)	200,000	286,511
KFW International Finance, 6.25%, 07/15/05 (AUD)	800,000	619,001
Mantis Reef, Ltd., 4.69%, 11/14/08 (c)	425,000	420,072
MBNA Corp., 6.13%, 03/01/13	255,000	269,000
Nationwide Building Society, 4.25%, 02/01/10 (c)	290,000	283,800
Prudential Holdings, LLC, 7.25%, 12/18/23 (c)	150,000	175,989
Refco Finance Holdings, 9.00%, 08/01/12 (c)	250,000	265,000
SLM Corp., 4.00%, 01/15/10	240,000	232,807
UCAR Finance, Inc., 10.25%, 02/15/12	200,000	214,000
Washington Mutual, Inc., 8.25%, 04/01/10	500,000	567,189
Wells Fargo Financial Auto Owner Trust Series 2004-A, 1.47%, Series 2004-A, 03/15/07	291,803	290,922

		9,834,712

Food Products / Services (0.8%)
Kraft Foods, Inc., 5.63%, 11/01/11	325,000	337,222
Michael Foods, 8.00%, 11/15/13	160,000	166,400
Pilgrim’s Pride Corp., 9.63%, 09/15/11	360,000	390,600
Pilgrim’s Pride Corp., 9.25%, 11/15/13	95,000	104,500
Smithfield Foods, Inc., 8.00%, 10/15/09	655,000	694,300
Smithfield Foods, Inc., 7.75%, 05/15/13	170,000	180,200

		1,873,222

Forestry (0.2%)
Tembec Industries, Inc., 8.50%, 02/01/11	350,000	331,625
Weyerhaeuser Co., 6.00%, 08/01/06	55,000	56,374

		387,999

Health Care/Health Care Services (0.7%)
Aetna, Inc., 7.88%, 03/01/11	355,000	407,832
Community Health Systems, 6.50%, 12/15/12 (c)	185,000	180,375
Davita, Inc., 6.63%, 03/15/13 (c)	100,000	99,000
Davita, Inc., 7.25%, 03/15/15 (c)	45,000	44,100
HCA, Inc., 6.30%, 10/01/12	300,000	299,714
HCA, Inc., 7.58%, 09/15/25	175,000	177,985
Health Net, Inc., 9.88%, 04/15/11	295,000	351,228
National Nephrology Association, 9.00%, 11/01/11 (c)	40,000	44,350
Team Health, Inc., 9.00%, 04/01/12 (c)	95,000	92,863
Tenet Healthcare Corp., 6.88%, 11/15/31	185,000	148,000

		1,845,447

	Shares
	or
	Principal
	Amount	Value
Hotels / Casinos (1.2%)
HMH Properties, Inc., Series B, 7.88%, 08/01/08	142,000	144,840
Hyatt Equities, LLC, 6.88%, 06/15/07 (c)	130,000	134,265
MGM Mirage, Inc., 6.00%, 10/01/09 (c)	300,000	295,875
MGM Mirage, Inc., 8.50%, 09/15/10	190,000	208,050
MGM Mirage, Inc., 6.75%, 09/01/12	560,000	564,199
Park Place Entertainment, 7.88%, 12/15/05	350,000	357,438
Park Place Entertainment, 7.50%, 09/01/09	700,000	752,499
Starwood Hotels & Resorts, 7.38%, 05/01/07	150,000	154,875
Starwood Hotels & Resorts, 7.88%, 05/01/12	35,000	38,238
Station Casinos, Inc., 6.50%, 02/01/14	295,000	292,788

		2,943,067

Insurance (0.4%)
Farmers Insurance Exchange, 8.63%, 05/01/24 (c)	250,000	302,412
Hartford Financial Services Group, 2.38%, 06/01/06	40,000	39,093
Marsh & McLennan Cos., Inc., 5.88%, 08/01/33	610,000	555,747
Munich Re Finance BV, 6.75%, 06/21/23 (EUR)	130,000	195,232

		1,092,484

Internet (0.0%)
Exodus Communications, Inc., 11.63%, 07/15/10 (f) (g) (h) (i)	126,186	0
Rhythms Netconnections, 14.00%, 02/15/10 (f) (g) (h) (i)	366,692	0

Machinery-Construction & Mining (0.2%)
Flowserve Corp., 12.25%, 08/15/10	129,000	140,288
Manitowoc Co., Inc., 10.50%, 08/01/12	214,000	242,890

		383,178

Manufacturing (0.8%)
Amsted Industries, Inc., 10.25%, 10/15/11 (c)	285,000	310,650
Interface, Inc., 7.30%, 04/01/08	55,000	53,625
Interface, Inc., 10.38%, 02/01/10	60,000	67,200
Interface, Inc., 9.50%, 02/01/14	225,000	236,813
Koppers, Inc., 9.88%, 10/15/13	70,000	78,050
NMHG Holding Co., 10.00%, 05/15/09	200,000	215,500
Propex Fabrics, Inc., 10.00%, 12/01/12 (c)	215,000	212,850
TriMas Corp., 9.88%, 06/15/12	200,000	204,000
Xerox Corp., 7.13%, 06/15/10	540,000	558,225

		1,936,913

Medical Instruments (0.3%)
Fisher Scientific International, 8.13%, 05/01/12 (c)	273,000	296,205
Fisher Scientific International, 6.75%, 08/15/14 (c)	35,000	35,525
Fresenius Medical Cap TR II, 7.88%, 02/01/08	350,000	367,063

	Shares
	or
	Principal
	Amount	Value
		698,793

Medical Products (0.1%)
VWR International, Inc., 6.88%, 04/15/12 (c)	95,000	95,238
VWR International, Inc., 8.00%, 04/15/14 (c)	120,000	121,500

		216,738

Metals (0.2%)
Novelis, Inc., 7.25%, 02/15/15	380,000	372,400

Multimedia (0.3%)
AOL Time Warner, Inc., 6.63%, 05/15/29	220,000	231,148
AOL Time Warner, Inc., 7.63%, 04/15/31	105,000	123,350
News America Holdings, Inc., 8.88%, 04/26/23	240,000	306,795

		661,293

Oil & Gas (2.8%)
Amerada Hess Corp., 7.88%, 10/01/29	315,000	376,505
Chesapeake Energy Corp., 7.50%, 09/15/13	565,000	596,075
Citgo Petroleum Corp., 6.00%, 10/15/11 (c)	155,000	153,063
Consolidated Natural Gas Co., Series A, 5.00%, 03/01/14	165,000	161,903
El Paso Production Holdings, 7.75%, 06/01/13	580,000	587,250
Empresa Nacional del Petroleo, 6.75%, 11/15/12 (c)	230,000	247,725
Empresa Nacional del Petroleo, 6.75%, 11/15/12	180,000	193,158
Hanover Compressor Co., 8.63%, 12/15/10 (c)	10,000	10,450
Hanover Equipment Trust, Series A, 8.50%, 09/01/08	285,000	297,113
Hilcorp Energy, 10.50%, 09/01/10 (c)	315,000	349,650
Husky Oil Ltd., 8.90%, 08/15/28 (c)	525,000	582,980
Magnum Hunter Resources, 9.60%, 03/15/12	29,000	32,480
Pemex Project Funding Master Trust, 6.63%, 04/04/10 (EUR)	250,000	354,897
Pemex Project Funding Master Trust, 4.31%, 06/15/10 (c) (e)	570,000	581,400
Petro Shopping Centre, 9.00%, 02/15/12	320,000	329,600
Petroleos Mexicanos, 8.63%, 12/01/23	250,000	283,125
Petroleos Mexicanos, 9.50%, 09/15/27	300,000	367,500
Petroleos Mexicanos, 9.50%, 09/15/27	280,000	343,000
Plains Exploration & Co., 7.13%, 06/15/14 (c)	95,000	99,275
RAS Laffan Liquid Natural Gas, 8.29%, 03/15/14 (c)	220,000	252,721
Sempra Energy, 4.62%, 05/17/07	70,000	70,277
Tesoro Petroleum Corp., 9.63%, 04/01/12	310,000	340,225
Vintage Petroleum, Inc., 7.88%, 05/15/11	445,000	471,700

		7,082,072

	Shares
	or
	Principal
	Amount	Value
Packaging / Containers (0.5%)
Graham Packaging Co., 8.50%, 10/15/12 (c)	120,000	120,000
Graham Packaging Co., 9.88%, 10/15/14 (c)	220,000	220,000
Graphic Packaging International, 9.50%, 08/15/13	250,000	265,000
Huntsman Packaging Corp., 13.00%, 06/01/10	270,000	228,150
Owens-Illinois, Inc., 7.50%, 05/15/10	325,000	334,750
Sealed Air Corp., 5.63%, 07/15/13 (c)	175,000	177,002

		1,344,902

Paper & Forest Products (0.9%)
Abitibi-Consolidated, Inc., 8.55%, 08/01/10	455,000	461,825
Abitibi-Consolidated, Inc., 8.85%, 08/01/30	125,000	117,188
Bowater, Inc., 7.95%, 11/15/11	300,000	311,250
Georgia-Pacific Corp., 8.88%, 02/01/10	360,000	401,850
Pindo Deli Financial Mauritius, 68.66%, 10/01/07 (f)	1,520,000	456,000
Tjiwi Kimia Finance Mauritius, 24.39%, 08/01/05 (f)	395,000	165,900
Tjiwi Kimia International BV, 33.13%, 08/01/49 (f)	610,000	256,200

		2,170,213

Pharmacy Services (0.2%)
Amerisourcebergen Corp., 8.13%, 09/01/08	520,000	557,700

Pipelines (0.7%)
Centerpoint Energy, 7.75%, 02/15/11	95,000	107,731
Consolidated Natural Gas, 5.00%, 12/01/14	265,000	259,111
Dynegy Holdings, Inc., 9.88%, 07/15/10 (c)	450,000	482,062
Pacific Energy Partners, 7.13%, 06/15/14 (c)	150,000	155,250
Panhandle Eastern Pipelines Series B, 2.75%, 03/15/07	85,000	82,300
Southern Natural Gas Co., 8.88%, 03/15/10	185,000	200,596
Texas Eastern Transmission, 7.00%, 07/15/32	85,000	97,593
The Williams Cos., Inc., 7.88%, 09/01/21	255,000	277,950

		1,662,593

Printing & Publishing (0.4%)
Dex Media East, LLC, 12.13%, 11/15/12	104,000	123,240
Dex Media West/Finance Series B, 9.88%, 08/15/13	75,000	83,625
Houghton Mifflin Co., 9.88%, 02/01/13	210,000	216,300
Houghton Mifflin Co., 11.50%, 10/15/13	355,000	246,725
Primedia, Inc., 8.88%, 05/15/11	255,000	265,837
VNU NV, 6.63%, 05/30/07 (EUR)	100,000	139,790

	Shares
	or
	Principal
	Amount	Value
		1,075,517

Real Estate (0.4%)
EOP Operating, LP, 4.75%, 03/15/14	280,000	262,569
World Financial, 6.91%, 09/01/13 (c)	606,250	650,223

		912,792

Real Estate Investment Trust (0.2%)
Host Marriott LP, 6.38%, 03/15/15 (c)	235,000	224,425
Reckson Operating Partnership, 5.15%, 01/15/11	110,000	109,635
Rouse Co., 3.63%, 03/15/09	70,000	65,491
Rouse Co., 5.38%, 11/26/13	30,000	28,709

		428,260

Rental Auto/Equipment (0.2%)
Hertz Corp., 7.63%, 08/15/07	265,000	272,986
United Rentals NA, Inc., 6.50%, 02/15/12	185,000	179,913

		452,899

Retail (0.7%)
Delhaize America, Inc., 8.13%, 04/15/11	215,000	238,977
General Nuitrition Center, 8.50%, 12/01/10	275,000	233,750
Jean Coutu Group PJC, Inc., 7.63%, 08/01/12 (c )	60,000	61,200
Jean Coutu Group PJC, Inc., 8.50%, 08/01/14 (c)	360,000	349,650
Jean Coutu Group PJC, Inc., 8.50%, 08/01/14	130,000	126,263
Rayovac Corp., 8.50%, 10/01/13 (c)	310,000	319,300
Rayovac Corp., 7.38%, 02/01/15 (c)	125,000	119,688
Rite Aid Corp., 7.13%, 01/15/07	275,000	275,000
Rite Aid Corp., 8.13%, 05/01/10	55,000	55,825

		1,779,653

Special Purpose Entity (0.8%)
Aries Vermogenswaltung, 9.60%, 10/25/14	500,000	600,450
CanWest Media, Inc., 8.00%, 09/15/12 (c)	400,000	421,000
K&F Acquisition, Inc., 7.75%, 11/15/14 (c)	370,000	358,900
Medcath Holdings Corp., 9.88%, 07/15/12	210,000	225,750
Valor Telecom Enterprise, 7.75%, 02/15/15 (c)	250,000	248,750

		1,854,850

Steel Manufacturing / Products (0.1%)
United States Steel Corp., 9.75%, 05/15/10	147,000	162,803

Telecommunications (2.6%)
American Tower Corp., 7.50%, 05/01/12	275,000	279,124
American Tower Corp., 7.13%, 10/15/12 (c)	100,000	99,500
AT&T Corp., 6.50%, 11/21/06	100,000	138,786
AT&T Corp., 9.75%, 11/15/31	220,000	268,400
AT&T Wireless Services, Inc., 8.75%, 03/01/31	115,000	151,721
Axtel SA, 11.00%, 12/15/13	285,000	301,387
Corning, Inc., 6.25%, 02/18/10 (EUR)	60,000	85,175

	Shares
	or
	Principal
	Amount	Value
Deutsche Telekom, 8.75%, 06/15/30	170,000	222,335
Deutsche Telekom International	160,000	262,499
Finance, 8.13%, 05/29/12 (EUR)
France Telecom, 9.25%, 03/01/31	85,000	111,873
France Telecom SA, 7.00%, 12/23/09 (EUR)	90,000	134,689
France Telecom SA, 8.13%, 01/28/33 (EUR)	90,000	167,924
Intelsat Bermuda Ltd., 7.79%, 01/15/12 (c) (e)	190,000	192,850
Metro PCS, Inc., 10.75%, 10/01/11	225,000	229,500
Nextlink Communications, Inc., 10.38%, 06/01/09 (f) (g) (i)	350,000	0
Nextlink Communications, Inc., 12.25%, 06/01/09 (f) (g) (i)	500,000	0
Nortel Networks Corp., 4.25%, 09/01/08	190,000	175,750
Nortel Networks Ltd., 6.13%, 02/15/06	215,000	215,538
Olivetti Finance NV, 5.88%, 01/24/08 (EUR)	150,000	209,048
Panamsat Corp., 9.00%, 08/15/14 (c)	225,000	237,375
Panamsat Holding Corp., 10.38%, 11/01/14 (c)	175,000	113,750
Primus Telecomm Group, 8.00%, 01/15/14	290,000	208,800
Qwest Communications International, 5.79%, 02/15/09 (c) (e)	475,000	478,562
Qwest Corp., 6.63%, 09/15/05	75,000	75,375
Qwest Corp., 13.00%, 12/15/07 (c)	235,000	261,438
Qwest Corp., 5.63%, 11/15/08	45,000	44,663
Rogers Wireless Inc., 7.50%, 03/15/15 (c)	165,000	170,363
Rogers Wireless, Inc., 8.00%, 12/15/12 (c)	85,000	87,338
Rural Cellular Corp., 7.51%, 03/15/10 (e)	450,000	461,249
Satelites Mexicanos SA de CV, 10.13%, 11/01/04 (f)	212,000	108,120
SBA Communications Corp., 8.50%, 12/01/12 (c)	175,000	181,125
SBA Telecommunications, 7.67%, 12/15/11	330,000	284,624
Sprint Capital Corp., 8.38%, 03/15/12	150,000	175,305
Sprint Capital Corp., 8.75%, 03/15/32	40,000	51,894
Telecom Italia Capital, 4.00%, 11/15/08 (c)	110,000	107,124
Ubiquitel Operating Co., 9.88%, 03/01/11 (c)	220,000	242,550
Verizon New England, 6.50%, 09/15/11	10,000	10,706

		6,546,460

Textiles (0.1%)
Mohawk Industries, Inc., Series D, 7.20%, 04/15/12	80,000	89,083
Oxford Industries, Inc., 8.88%, 06/01/11	100,000	105,999
Tempur-Pedic, Inc., 10.25%, 08/15/10	71,000	79,698

		274,780

Tobacco (0.1%)
Altria Group, Inc., 7.00%, 11/04/13	65,000	69,747
Altria Group, Inc., 7.75%, 01/15/27	125,000	142,671

		212,418

Transportation Services (0.5%)

	Shares
	or
	Principal
	Amount	Value
Burlington North Santa Fe, 4.58%, 01/15/21	110,000	107,010
CHC Helicopter Corp., 7.38%, 05/01/14	95,000	92,506
CHC Helicopter Corp., 7.38%, 05/01/14 (c)	255,000	248,306
CSX Corp., 2.75%, 02/15/06	70,000	69,196
Fedex Corp, 2.65%, 04/01/07	110,000	106,595
Laidlaw International, Inc., 10.75%, 06/15/11	275,000	311,438
Norfolk Southern Corp., 7.35%, 05/15/07	65,000	68,897
Union Pacific Corp., 6.79%, 11/09/07	100,000	105,813
Union Pacific Corp., 6.65%, 01/15/11	130,000	141,048

		1,250,809

Utilities / Power Producers (2.5%)
AES Corp., 9.38%, 09/15/10	53,000	58,433
AES Corp., 7.75%, 03/01/14 (c)	95,000	98,088
AES Corp., 9.00%, 05/15/15 (c)	305,000	335,500
Allegheny Energy, Inc., 7.75%, 08/01/05	200,000	201,500
Arizona Public Service Co., 5.80%, 06/30/14	200,000	209,502
Cincinnati Gas & Electric Co., 5.70%, 09/15/12	65,000	67,405
CMS Energy Corp., 7.50%, 01/15/09	150,000	154,500
CMS Energy Corp., 8.50%, 04/15/11	455,000	491,399
Detroit Edison Co., 6.13%, 10/01/10	85,000	90,395
Detroit Edison Co., 4.80%, 02/15/15 (c)	125,000	121,210
Entergy Gulf States, 3.60%, 06/01/08	65,000	63,078
Entergy Gulf States, 3.31%, 12/01/09 (e)	105,000	105,358
Exelon Corp., 6.75%, 05/01/11	210,000	228,506
Foundation PA Coal Co., 7.25%, 08/01/14 (c)	50,000	50,750
GIE Suez Alliance, 5.50%, 02/20/09 (EUR)	80,000	112,219
Monongahela Power Co., 5.00%, 10/01/06	170,000	171,018
MSW Energy Holdings, 7.38%, 09/01/10	185,000	187,775
MSW Energy Holdings, 8.50%, 09/01/10	45,000	47,250
National Grid Transco, PLC, 5.00%, 07/02/18 (EUR)	110,000	150,437
Nevada Power Co., 9.00%, 08/15/13	415,000	465,837
NiSource Finance Corp., 7.63%, 11/15/05	155,000	158,561
Nisource Finance Corp., 3.43%, 11/23/09 (e)	120,000	120,665
Ohio Edison Co., 5.45%, 05/01/15	440,000	440,114
Pacific Gas & Electric, 6.05%, 03/01/34	160,000	164,290
PSEG Energy Holdings, 7.75%, 04/16/07	220,000	226,050
Reliant Energy, Inc., 6.75%, 12/15/14	490,000	456,924
RWE Finance BV, 5.50%, 10/26/07 (EUR)	9,000	12,434
Southern Cal Edison, 5.00%, 01/15/14	25,000	24,778

	Shares
	or
	Principal
	Amount	Value
Texas-New Mexico Power, 6.25%, 01/15/09	90,000	93,745
TNP Enterprises, Inc., 10.25%, 04/01/10	370,000	390,349
TXU Corp., 4.81%, 11/15/12	300,000	297,182
TXU Corp. Series J, 6.38%, 06/15/06	65,000	66,501
TXU Energy Co., 7.00%, 03/15/13	105,000	114,910
Wisconsin Electric Power Co., 3.50%, 12/01/07	110,000	107,747

		6,084,410

Total CORPORATE BONDS		75,029,797

SOVEREIGN BONDS(13.6%)
Argentina (0.3%)
Republic of Argentina, 0.00%, 04/10/05 (b)	390,000	136,500
Republic of Argentina, 12.13%, 05/21/05 (b)	220,000	64,900
Republic of Argentina, 11.75%, 04/07/09 (b)	695,000	208,500
Republic of Argentina, 11.38%, 03/15/10 (b)	140,000	42,000
Republic of Argentina, 11.75%, 06/15/15 (b)	50,000	15,000
Republic of Argentina, 11.38%, 01/30/17 (b)	95,000	28,975
Republic of Argentina, 12.00%, 02/01/20 (b)	20,000	6,000
Republic of Argentina, 6.00%, 03/31/23 (b)	315,000	178,763

		680,638

Brazil(1.4%)
Federal Republic of Brazil, 14.50%, 10/15/09	520,000	653,120
Federal Republic of Brazil, 10.50%, 07/14/14	570,000	627,000
Federal Republic of Brazil, 8.88%, 10/14/19	100,000	97,600
Federal Republic of Brazil, 3.06%, 04/15/24 (e)	450,000	401,625
Federal Republic of Brazil, 6.00%, 04/15/24	200,000	179,510
Federal Republic of Brazil, 8.88%, 04/15/24 (e)	710,000	672,370
Federal Republic of Brazil, 11.00%, 08/17/40	70,000	77,910
Federal Republic of Brazil C-Bond,8.00%, 04/15/14	735,326	727,973

		3,437,108

Bulgaria (0.2%)
Republic of Bulgaria, 8.25%, 01/15/15 (c)	210,000	255,360
Republic of Bulgaria, 8.25%, 01/15/15	99,000	119,790

		375,150

Canada (0.3%)
Canadian Govt., 5.25%, 06/01/12	700,000	616,974

Columbia (0.2%)
Republic of Columbia, 9.75%, 04/09/11	255,490	281,039
Republic of Columbia, 11.75%, 02/25/20	190,000	226,100

	Shares
	or
	Principal
	Amount	Value
Republic of Columbia, 10.38%, 01/28/33	70,000	74,200

		581,339

Ecuador (0.1%)
Republic of Ecuador, 8.00%, 08/15/30	350,000	311,500

Germany (2.4%)
Bundes Republic of Deutschland, 5.63%,01/04/28	3,820,000	6,081,973

Italy (0.1%)
Buoni Poliennali Del Tesson, 5.25%,11/01/29 (EUR)	120,000	179,055

Ivory Coast (0.0%)
Ivory Coast, 2.00%, 03/29/18 (b)	285,000	48,450

Japan (0.2%)
Japanese Government, 0.80%, 03/20/13 (JPY)	50,000,000	457,601

Malaysia (0.4%)
Malaysia, 8.75%, 06/01/09	740,000	848,680
Malaysia, 7.50%, 07/15/11	150,000	168,973

		1,017,653

Mexico (1.4%)
United Mexican States, 10.38%, 02/17/09	520,000	614,640
United Mexican States, 8.38%, 01/14/11	1,130,000	1,285,940
United Mexican States, 8.13%, 12/30/19	610,000	699,060
United Mexican States, 11.50%, 05/15/26	319,000	482,488
United Mexican States, 8.30%,08/15/31	240,000	274,800

		3,356,928

Nigeria (0.2%)
Central Bank Of Nigeria, 6.25%,11/15/20	500,000	466,250

Panama (0.4%)
Republic of Panama, 9.63%, 02/08/11	190,000	214,700
Republic of Panama, 10.75%, 05/15/20	180,000	223,200

Republic of Panama, 8.88%, 09/30/27	300,000	322,500
Republic of Panama, 9.38%, 04/01/29	140,000	159,600

		920,000

Peru (0.2%)
Republic of Peru, 9.88%, 02/06/15	175,000	202,125
Republic of Peru, 8.38%, 05/03/16	180,000	187,200
Republic of Peru, 4.50%, 03/07/17 (c)	137,600	125,904

		515,229

Philippines (0.4%)
Republic of Philippines, 8.88%, 03/17/15	820,000	828,200
Republic of Philippines, 9.50%,02/02/30	270,000	263,925

		1,092,125

Qatar (0.1%)
State of Qatar, 9.75%, 06/15/30	170,000	245,854

Russia (1.3%)
Russian Federation, 8.25%, 03/31/10	390,000	420,069

	Shares
	or
	Principal
	Amount	Value
Russian Federation, 11.00%, 07/24/18	621,000	858,284
Russian Federation, 12.75%, 06/24/28	1,060,000	1,734,690
Russian Federation, 5.00%, 03/31/30	171,948	176,161

		3,189,204

Spain (1.5%)
Bonos Y Oblig Del Estado, 5.15%, 07/30/09 (EUR)	2,250,000	3,173,577
Bonos Y Oblig Del Estado, 6.15%,01/31/13 (EUR)	330,000	506,643

		3,680,220

Sweden (0.3%)
Swedish Government, 5.00%,01/28/09 (SEK)	4,500,000	682,821

Tunisia (0.0%)
Banque Cent De Tunisie, 7.38%, 04/25/12	110,000	121,825

Turkey (0.7%)
Republic of Turkey, 0.00%, 02/23/06 (c)	300,000	385,110
Republic of Turkey, 0.00%, 02/23/06 (c)	19,000	24,951
Republic of Turkey, 0.00%, 02/23/06 (c)	280,000	380,744
Republic of Turkey, 11.50%, 01/23/12	600,000	729,750
Republic of Turkey, 11.00%, 01/14/13	120,000	145,200

		1,665,755

Ukraine (0.1%)
Ukraine Government, 6.37%, 08/05/09(c)(e)	310,000	331,313

United Kingdom (1.0%)
UK Treasury, 8.50%, 12/07/05 (BPS)	1,250,000	2,423,420

Venezuela (0.4%)
Republic of Venezuela, 10.75%, 09/19/13	240,000	267,000
Republic of Venezuela, 8.50%, 10/08/14	270,000	265,950
Republic of Venezuela, 9.25%, 09/15/27	220,000	218,460
Republic of Venezuela, 9.38%,01/13/34	340,000	336,600

		1,088,010

Total SOVEREIGN BONDS		33,566,395

U.S. TREASURY OBLIGATIONS(34.5%)
U.S. Treasury Bonds(0.6%)
6.38%, 08/15/27	1,300,000	$ 1,561,878

U.S. Treasury Notes (33.9%)
3.50%, 11/15/06	15,200,000	15,152,500
3.13%, 05/15/07	10,000,000	9,858,980
3.88%, 02/15/13	6,375,000	6,153,615
4.25%, 08/15/13	32,575,000	32,123,282
8.13%, 08/15/19	3,625,000	4,876,901
7.63%, 02/15/25	7,000,000	2,608,305
7.63%, 02/15/25	500,000	673,653
6.13%, 08/15/29	10,350,000	12,190,768

		83,638,004

Total U.S. TREASURY OBLIGATIONS		85,199,882

	Shares
	or
	Principal
	Amount	Value
U.S. GOVERNMENT AGENCIES(5.9%)
Federal Home Loan Mortgage Corporation(0.4%)
5.13%, 11/07/13	990,000	989,133
IOETTE, Series 1103, Class N,1156.50%, 06/15/21	24	46

		989,179

Federal National Mortgage Association (5.9%)
TBA, 5.00%, 04/01/18 (d)	3,200,000	3,196,998

TBA, 4.50%, 05/19/18 (d)	2,150,000	2,097,594
TBA, 5.50%, 04/21/18 (d)	2,700,000	2,754,000
TBA, 6.00%, 04/01/33 (d)	5,350,000	5,467,032

		10,318,626

		13,515,624

Total U.S. GOVERNMENT AGENCIES		14,504,803

MORTGAGE-BACKED OBLIGATIONS(4.8%)
Federal Home Loan Mortgage Corporation(0.8%)
Gold, Pool # C00712, 6.50%, 02/01/29	53,625	55,850
Gold, Pool # C01104, 8.00%, 12/01/30	77,899	83,836
Gold, Pool # C01132, 8.00%, 01/01/31	77,623	83,539
Gold, Pool # C01150, 8.00%, 02/01/31	50,134	53,955
Gold, Pool # C29808, 8.00%, 08/01/29	39,726	42,765
Gold, Pool # C37329, 8.00%, 03/01/30	3,331	3,585
Gold, Pool # C39060, 8.00%, 06/01/30	5,540	5,963
Gold, Pool # C41333, 7.50%, 08/01/30	43,208	46,277
Gold, Pool # C41531, 8.00%, 08/01/30	22,125	23,811
Gold, Pool # C42327, 8.00%, 09/01/30	2,816	3,031
Gold, Pool # C44964, 7.50%, 11/01/30	93,386	100,020
Gold, Pool # C46763, 8.00%, 01/01/31	4,835	5,205
Gold, Pool # C46946, 8.00%, 01/01/31	19,308	20,779
Gold, Pool # C48997, 8.00%, 03/01/31	129,143	138,987
Gold, Pool # C49587, 8.00%, 03/01/31	96,681	104,019
Gold, Pool # C50477, 8.00%, 04/01/31	44,155	47,507
Gold, Pool # C53381, 8.00%, 06/01/31	14,563	15,673
Gold, Pool # C53597, 8.00%, 06/01/31	156,291	168,154
Gold, Pool # C53657, 8.00%, 06/01/31	50,636	54,480
Gold, Pool # C60019, 7.50%, 11/01/31	15,535	16,633

	Shares
	or
	Principal
	Amount	Value
Gold, Pool # C67851, 7.50%, 06/01/32	270,191	289,052
Gold, Pool # C69951, 6.50%, 08/01/32	190,469	197,954
Gold, Pool # C90381, 7.50%, 11/01/20	2,628	2,824
Pool # 170271, 12.00%, 08/01/15	427,314	470,690

		2,034,589

Federal National Mortgage Association (3.2%)
Pool # 251752, 6.50%, 06/01/28	218,653	227,787
Pool # 252009, 6.50%, 07/01/28	510,661	531,993
Pool # 253113, 7.50%, 03/01/30	38,167	40,878
Pool # 253673, 7.50%, 03/01/31	57,940	62,002
Pool # 253674, 8.00%, 03/01/31	4,815	5,183
Pool # 254695, 6.50%, 04/01/33	536,962	557,488
Pool # 323591, 6.50%, 03/01/29	358,885	373,877
Pool # 346286, 6.50%, 05/01/26	117,812	122,864
Pool # 370191, 6.50%, 01/01/27	6,338	6,610
Pool # 415967, 6.50%, 10/01/28	215,618	224,625
Pool # 456669, 6.50%, 01/01/29	0	0
Pool # 457953, 6.50%, 01/01/29	169,508	176,589
Pool # 482616, 6.50%, 02/01/29	375,267	390,721
Pool # 50946, 6.50%, 12/01/23	40,327	42,106
Pool # 511954, 7.50%, 10/01/29	32,121	34,392
Pool # 515828, 8.00%, 10/01/29	42,349	45,605
Pool # 517874, 7.50%, 02/01/30	57,998	62,064
Pool # 519145, 7.50%, 10/01/29	38,748	41,487
Pool # 523284, 7.50%, 11/01/29	9,379	10,042
Pool # 527589, 7.50%, 01/01/30	19,784	21,183
Pool # 535399, 8.00%, 07/01/30	63,003	67,829
Pool # 535533, 8.00%, 10/01/30	239,531	257,878
Pool # 540017, 8.00%, 05/01/30	7,941	8,549
Pool # 540091, 7.50%, 06/01/30	27,880	29,834
Pool # 545239, 8.00%, 09/01/31	91,095	98,072
Pool # 545551, 8.00%, 04/01/32	54,241	58,396
Pool # 545604, 8.00%, 09/01/31	32,322	34,807
Pool # 545759, 6.50%, 07/01/32	343,431	357,063
Pool # 545762, 6.50%, 07/01/32	1,572,269	1,634,680
Pool # 555533, 6.50%, 04/01/33	163,271	169,816
Pool # 555571, 6.50%, 03/01/33	300,991	312,939
Pool # 564363, 8.00%, 01/01/31	6,641	7,150
Pool # 564993, 7.50%, 03/01/31	43,373	46,414
Pool # 576112, 7.00%, 05/01/31	6,492	6,850
Pool # 577304, 7.50%, 04/01/31	20,123	21,528
Pool # 577407, 7.50%, 07/01/31	67,513	72,225
Pool # 606566, 7.50%, 10/01/31	83,842	89,695
Pool # 613017, 8.00%, 03/01/31	5,639	6,073
Pool # 614544, 8.00%, 07/01/31	86,699	93,312
Pool # 630601, 7.00%, 05/01/32	351,443	370,678

	Shares
	or
	Principal
	Amount	Value
Pool # 642656, 7.00%, 07/01/32	171,993	181,406
Pool # 656557, 6.50%, 01/01/33	37,713	39,210
Pool # 666097, 7.00%, 10/01/32	228,295	240,790
Pool # 667591, 6.50%, 10/01/32	460,215	478,482
Pool # 741875, 6.50%, 09/01/33	56,026	58,167
Pool # 766095, 6.50%, 02/01/34	290,099	301,188

		8,020,527

Government National Mortgage Association (0.8%)
Pool # 780141, 10.00%, 12/15/20	290,326	326,619
Pool # 780349, 10.00%, 09/15/21	356,414	400,594
Pool # 780378, 11.00%, 01/15/19	341,699	377,851
Pool # 780699, 9.50%, 12/15/17	321,424	354,633
Pool # 780709, 11.00%, 01/15/21	365,406	403,793

		1,863,490

Total MORTGAGE-BACKED OBLIGATIONS		11,918,606

INTEREST ONLY BONDS(0.3%)
Federal Home Loan Mortgage Corporation (0.2%)
6.00%, 04/15/32	2,133,426	220,936
7.00%, 07/15/33	894,917	152,631

		373,567

Federal National Mortgage Association (0.1%)
5.50%, 05/25/27	1,796,588	92,242
6.00%, 08/25/32	676,902	64,362
6.00%, 05/25/33	713,083	131,773
6.00%, 06/25/33	729,260	138,370
3.47%, 11/25/33	38,679	38,603

		465,350

Total INTEREST ONLY BONDS		838,917

WARRANTS (0.0%)
Banking (0.0%)
Central Bank of Nigeria, 11/15/20	500	0

Foreign Government (0.0%)
Republic of Venezuela, 0.00%, 04/15/20	1,150	0

Total WARRANTS		0

CASH EQUIVALENTS (15.3%)
Cash Sweep (2.5%)
Investments in repurchase agreements (Collateralized by AA Corporate Bonds, and U.S. Government Securities in a joint trading account at 2.80% dated 03/31/05, due 04/01/05, repurchase price $6,160,714)	6,160,235	6,160,235

Federal Home Loan Mortgage Discount Notes (11.7%)
2.45%, 04/05/05	5,000,000	4,998,500
2.63%, 04/13/05	10,000,000	9,991,000
2.70%, 04/19/05	5,000,000	4,993,250
2.94%, 05/11/05	9,000,000	8,972,100

		28,954,850

	Shares
	or
	Principal
	Amount	Value
US Treasury Bills (0.1%)
2.72%, 07/14/05	200,000	198,415

US Treasury Principal Strips (1.0%)
0.00%, 02/15/27	7,000,000	2,371,712

Total CASH EQUIVALENTS		37,685,212

Short-Term Securities Held as Collateral for Securities Lending (30.0%)
Pool of short-term securities for Gartmore Variable Insurance Trust Funds — Notes to Statement of Investments (Securities Lending)	$74,158,758	74,158,758

Total Short-Term Securities Held as Collateral for Securities Lending		74,158,758

Total Investments (Cost $326,618,499)(a) - 134.8%		332,902,370
Liabilities in excess of other assets - (34.8)%		(86,085,840)

NET ASSETS - 100.0%		$246,816,530

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

(d)	Mortgage Dollar Rolls

(e)	Variable Rate security. The rate reflected in the Statement of Investments is the rate reflected in effect on March 31, 2005.

(f)	Security in default.

(g)	Fair Valued Security

(h)	Security has filed for bankruptcy protection.

(i)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.

(AUD)	Principal amount denominated in Australian Dollar
(BPS)	Principal amount denominated in British Pound.
(EUR)	Principal amount denominated in Euro.
(JPY)	Principal amount denominated in Japanese Yen.
(SEK)	Principal amount denominated in Swedish Krone.
C-Bond	Capitalization Bond
TBA	To Be Announced

At March 31, 2005, the Fund’s open forward foreign currency contracts were as follows:

				Unrealized
	Delivery	Contract	Market	Appreciation/
Currency	Date	Value	Value	(Depreciation)

Short Contract:
Australian Dollar	05/23/2005	(547,050)	(538,969)	8,081
British Pound	06/24/2005	(777,770)	(771,716)	6,054
Euro	04/26/2005	(6,520,433)	(6,474,634)	45,799
Swedish Krone	06/21/2005	(441,176)	(425,445)	15,731

Total Short

Gartmore Variable Insurance Trust
Federated GVIT High Income Bond Fund

Statement of Investments
March 31, 2005
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (0.2%)
Food & Beverage (0.1%)
B&G Foods, Inc.	19,220	286,378

Media - Cable (0.1%)
NTL, Inc.	2,260	143,894

Packaging (0.0%)
Russell Stanley Holdings, Inc. (d)	4,000	2,000

Wireline Communications (0.0%)
Viatel Holding (Bermuda) Ltd.	2,209	1,657

Total Common Stocks		433,929

Corporate Bonds (96.3%)
Aerospace & Defense (1.9%)
Alliant Techsystems, Inc., 8.50%, 05/15/11	575,000	612,375
Argo Tech Corp., 9.25%, 06/01/11	525,000	567,000
Hexcel Corp., 9.75%, 01/15/09	286,000	297,640
K&F Acquisition, Inc., 7.75%, 11/15/14 (b)	250,000	243,750
K&F Industries, Inc., 11.50%, 02/01/15 (b)	400,000	394,000
L-3 Communications Corp., 5.88%, 01/15/15	225,000	217,125
L-3 Communications Corp., 6.13%, 01/15/14	1,300,000	1,287,000
Standard Aero Holdings, Inc., 8.25%, 09/01/14 (b)	550,000	572,000
TransDigm, Inc., 8.38%, 07/15/11	725,000	747,656

		4,938,546

Automotive (2.7%)
Advanced Accessory Systems LLC, 10.75%, 06/15/11	675,000	567,000
Cooper-Standard Automotive, 8.38%, 12/15/14 (b)	800,000	654,000
General Motors Corp., 7.13%, 07/15/13	500,000	431,461
General Motors Corp., 8.38%, 07/15/33	1,000,000	857,802
Stanadyne Corp., 10.00%, 08/15/14	800,000	828,000
Stanadyne Holdings, Inc., 12.35%, 02/15/15 (b)	450,000	263,250
Stoneridge, Inc., 11.50%, 05/01/12	825,000	917,813
Tenneco Automotive, Inc., 8.63%, 11/15/14 (b)	675,000	659,813
TRW Automotive, Inc., 11.00%, 02/15/13	1,059,000	1,191,374
United Components, Inc., 9.38%, 06/15/13	750,000	751,875

		7,122,388

	Shares
	or
	Principal
	Amount	Value
Building Materials (3.6%)
AMH Holdings, Inc., 10.11%, 03/01/14	950,000	665,000
Associated Materials, Inc., 9.75%, 04/15/12	475,000	513,000
Builders Firstsource, Inc., 7.02%, 02/15/12 (b) (e)	850,000	841,500
Collins & Aikman Floorcoverings, Inc., 9.75%, 02/15/10	775,000	829,250
ERICO International Corp., 8.88%, 03/01/12	800,000	844,850
Euramax International PLC, 8.50%, 08/15/11	975,000	1,009,125
Fimep SA, 10.50%, 02/15/13	350,000	397,250
Goodman Global Holdings, 7.88%, 12/15/12 (b)	650,000	598,000
Goodman Global Holdings, 5.76%, 06/15/12 (b) (e)	350,000	348,250
Norcraft Cos. LLC, 9.00%, 11/01/11	500,000	520,000
Norcraft Holdings Capital, 9.93%, 09/01/12	1,475,000	1,054,624
Nortek Holdings, Inc., 12.85%, 03/01/14 (b)	925,000	497,188
Ply Gem Industries, Inc., 9.00%, 02/15/12	450,000	427,500
Thl Buildco, (Nortek Inc.), 8.50%, 09/01/14	350,000	339,500
U.S. Concrete, Inc., 8.38%, 04/01/14	625,000	625,000

		9,510,037

Chemicals (6.3%)
Aventine Renewable Energy Holdings, Inc., 8.50%, 12/15/11 (b) (e)	600,000	612,000
BCP Caylux Holding SCA, 9.63%, 06/15/14 (b)	1,000,000	1,145,000
Borden U.S. Finance Corp., 9.00%, 07/15/14 (b)	800,000	868,000
Compass Mineral Group, 10.00%, 08/15/11	600,000	655,500
Compass Mineral International, 7.83%, 12/15/12	500,000	432,500
Compass Mineral International, 7.71%, 06/01/13	1,050,000	876,750
Crystal U.S. Holdings, 8.89%, 10/01/14 (b)	1,675,000	1,180,874
Equistar Chemical LP, 10.13%, 09/01/08	875,000	971,250
FMC Corp., 10.25%, 11/01/09	425,000	476,000
General Chemical Industries Products, Inc., 10.63%, 05/01/09 (c) (f)	400,000	40,000
Huntsman Advanced Materials, 11.00%, 07/15/10 (b)	475,000	547,438
Huntsman ICI Chemicals LLC, 10.13%, 07/01/09	1,194,000	1,247,729
Invista, 9.25%, 05/01/12 (b)	750,000	828,750
Koppers, Inc., 9.88%, 10/15/13	500,000	560,000
Lyondell Chemical Co., 9.63%, 05/01/07	475,000	511,813
Lyondell Chemical Co., 9.50%, 12/15/08	575,000	618,125

	Shares
	or
	Principal
	Amount	Value
Lyondell Chemical Co., 10.88%, 05/01/09	800,000	834,000
Lyondell Chemical Co., 10.50%, 06/01/13	150,000	173,250
Nalco Co., 7.75%, 11/15/11	225,000	235,125
Nalco Co., 8.88%, 11/15/13	875,000	940,625
Nalco Co., 8.01%, 02/01/14	481,000	365,560
Polypore, Inc., 8.75%, 05/15/12	850,000	799,000
PQ Corp., 7.50%, 02/15/13 (b)	425,000	420,750
Rockwood Specialies Group, Inc., 7.50%, 11/15/14 (b)	275,000	276,375
Union Carbide Corp., 8.75%, 08/01/22	675,000	700,313

Union Carbide Corp., 7.88%, 04/01/23	75,000	79,069

Union Carbide Corp., 7.50%, 06/01/25	350,000	364,067

		16,759,863

Construction Machinery (1.0%)
Case New Holland, Inc., 9.25%, 08/01/11 (b)	1,175,000	1,257,249
Clark Materials Handling, Inc., 0.00%, 11/15/06 (c) (d) (g)	100,000	0
Columbus McKinnon Corp., 10.00%, 08/01/10	125,000	136,563
NationsRent Cos., Inc., 9.50%, 10/15/10	825,000	886,875
United Rentals, Inc., 6.50%, 02/15/12	425,000	415,438

		2,696,125

Consumer Products (4.7%)
AAC Group Holding Corp., 9.72%, 10/01/12 (b)	750,000	543,750
Alltrista Corp., 9.75%, 05/01/12	925,000	989,750
American Achievement Corp., 8.25%, 04/01/12	250,000	260,000
Ames True Temper, Inc., 10.00%, 07/15/12	975,000	833,625
Chattem, Inc., 7.00%, 03/01/14	550,000	555,500
Church & Dwight, Inc., 6.00%, 12/15/12 (b)	400,000	392,000
Diamond Brands, Inc., 0.00%, 04/15/09 (c) (d) (f) (g)	50,000	265
Jostens Holding Corp., 9.30%, 12/01/13	1,300,000	955,500
Jostens IH Corp., 7.63%, 10/01/12 (b)	1,050,000	1,044,750
K2, Inc., 7.38%, 07/01/14	125,000	130,000
Leiner Health Products, 11.00%, 06/01/12	600,000	648,000
Playtex Products, Inc., 9.38%, 06/01/11	1,050,000	1,097,250
Rayovac Corp., 7.38%, 02/01/15 (b)	1,350,000	1,299,374
Sealy Mattress Co., 8.25%, 06/15/14	525,000	549,938
Simmons Co., 7.88%, 01/15/14	650,000	666,250
Simmons Co., 10.28%, 12/15/14 (b)	925,000	582,750
Sleepmaster LLC, 0.00%, 05/15/09 (c) (d) (f)	175,000	47,250
Tempur-Pedic/Tempur Products, 10.25%, 08/15/10	673,000	758,808
True Temper Sports, Inc., 8.38%, 09/15/11	800,000	748,000
WH Holdings Ltd., 9.50%, 04/01/11	315,000	341,775

	Shares
	or
	Principal
	Amount	Value
		12,444,535

Energy (1.2%)
Compton Petroleum Corp., 9.90%, 05/15/09	750,000	817,500
Lone Star Technologies, Inc., 9.00%, 06/01/11	225,000	239,625
Petroleum Helicoptors, Inc., 9.38%, 05/01/09	475,000	507,063
Range Resources Corp., 7.38%, 07/15/13	250,000	256,250
Range Resources Corp., 6.38%, 03/15/15 (b)	400,000	386,000
Swift Energy Co., 9.38%, 05/01/12	825,000	899,250

		3,105,688

Entertainment (2.6%)
AMC Entertainment, Inc., 9.88%, 02/01/12	1,050,000	1,113,000
Cinemark USA, Inc., 9.00%, 02/01/13	400,000	436,000
Cinemark USA, Inc., 9.12%, 03/15/14	1,850,000	1,322,750
Intrawest Corp., 7.50%, 10/15/13	900,000	906,750
Loews Cineplex, 9.00%, 08/01/14 (b)	1,150,000	1,150,000
Universal City Development, 11.75%, 04/01/10	1,350,000	1,545,750
Universal City Florida, 8.38%, 05/01/10 (b)	200,000	205,000
Universal City Florida, 7.49%, 05/01/10 (b) (e)	250,000	260,000

		6,939,250

Environmental (0.8%)
Allied Waste North America, Inc., 8.88%, 04/01/08	800,000	831,000
Allied Waste North America, Inc., 9.25%, 09/01/12	650,000	698,750
Clean Harbors, Inc., 11.25%, 07/15/12 (b)	625,000	700,000

		2,229,750

Financial Institutions (0.3%)
American Real Estate Partners LP Finance, 7.13%, 02/15/13 (b)	775,000	763,375

Food & Beverage (6.3%)
Agrilink Foods, Inc., 11.88%, 11/01/08	350,000	364,875
American Seafoods Group, 10.13%, 04/15/10	1,000,000	1,080,000
ASG Consolidated, 10.53%, 11/01/11 (b)	1,375,000	969,375
B&G Foods Holding Corp., 8.00%, 10/01/11	725,000	757,625
Constellation Brands, Inc., 8.00%, 02/15/08	650,000	697,125
Cott Beverages, Inc., 8.00%, 12/15/11	500,000	531,250
Del Monte Corp., 8.63%, 12/15/12	475,000	516,563
Del Monte Corp., 6.75%, 02/15/15 (b)	1,275,000	1,249,499
Dole Foods Co., 8.63%, 05/01/09	1,150,000	1,213,250
Dole Foods Co., 7.25%, 06/15/10	450,000	456,750
Eagle Family Foods, Inc., 8.75%, 01/15/08	250,000	208,750
Michael Foods, Inc., 8.00%, 11/15/13	925,000	966,625
National Beef Packaging Co., 10.50%, 08/01/11	600,000	615,000

	Shares
	or
	Principal
	Amount	Value
Pierre Foods, Inc., 9.88%, 07/15/12	1,050,000	1,105,125
Pilgrim’s Pride Corp., 9.63%, 09/15/11	375,000	408,750
Pilgrim’s Pride Corp., 9.25%, 11/15/13	625,000	690,625
Reddy Ice Group, Inc., 8.88%, 08/01/11	650,000	726,375
Reddy Ice Group, Inc., 9.79%, 11/01/12 (b)	1,025,000	738,000
Smithfield Foods, Inc., 7.63%, 02/15/08	300,000	310,500
Smithfield Foods, Inc., 8.00%, 10/15/09	650,000	692,250
Smithfield Foods, Inc., 7.75%, 05/15/13	675,000	718,875
Swift & Co., 10.13%, 10/01/09	375,000	413,438
Swift & Co., 12.50%, 01/01/10	375,000	424,688
UAP Holding Corp., 9.22%, 07/15/12	1,000,000	800,000

		16,655,313

Gaming (4.9%)
155 E. Tropicana LLC, 8.75%, 04/01/12 (b)	450,000	446,625
Boyd Gaming Corp., 8.75%, 04/15/12	525,000	570,938
Boyd Gaming Corp., 7.75%, 12/15/12	475,000	499,938
Herbst Gaming, Inc., 7.00%, 11/15/14 (b)	275,000	275,000
Isle of Capri Casinos, Inc., 9.00%, 03/15/12	425,000	464,313
Magna Entertainment Corp., 7.25%, 12/15/09	225,000	225,844
Majestic Star Casino LLC, 9.50%, 10/15/10	525,000	551,906
Mandalay Resort Group, 10.25%, 08/01/07	1,150,000	1,256,374
Mandalay Resort Group, 9.50%, 08/01/08	250,000	274,375
Mandalay Resort Group, 9.38%, 02/15/10	700,000	778,750
MGM Grand, Inc., 9.75%, 06/01/07	925,000	998,999
MGM Grand, Inc., 6.00%, 10/01/09	500,000	495,625
MGM Grand, Inc., 8.50%, 09/15/10	250,000	275,000
MGM Grand, Inc., 8.38%, 02/01/11	700,000	759,500
MTR Gaming Group, Inc., 9.75%, 04/01/10	800,000	876,000
Park Place Entertainment Corp., 9.38%, 02/15/07	375,000	399,844
Park Place Entertainment Corp., 8.13%, 05/15/11	1,000,000	1,112,499
Penn National Gaming, Inc., 8.88%, 03/15/10	175,000	186,375
Penn National Gaming, Inc., 6.75%, 03/01/15 (b)	925,000	915,750
Station Casinos, Inc., 6.00%, 04/01/12	200,000	199,500
Station Casinos, Inc., 6.50%, 02/01/14	525,000	523,688
Sun International Hotels, 8.88%, 08/15/11	825,000	888,938

		12,975,781

Healthcare (6.6%)

	Shares
	or
	Principal
	Amount	Value
AmeriPath, Inc., 10.50%, 04/01/13	1,050,000	1,050,000
AMR Holding Co./Emcare Holding Co., 10.00%, 02/15/15 (b)	350,000	365,750
Ardent Health Services, 10.00%, 08/15/13	775,000	922,250
Bio Rad Laboratories, Inc., 6.13%, 12/15/14 (b)	375,000	369,375
CDRV Investors, Inc., 10.26%, 01/01/15 (b)	2,100,000	1,275,749
Concentra Operating Corp., 9.50%, 08/15/10	450,000	483,750
Concentra Operating Corp., 9.13%, 06/01/12	175,000	186,375
DaVita, Inc., 7.25%, 03/15/15 (b)	625,000	615,625
Fisher Scientific International, 8.00%, 09/01/13	1,150,000	1,256,374
Fisher Scientific International, 6.75%, 08/15/14 (b)	175,000	178,500
Hanger Orthopedic Group, Inc., 10.38%, 02/15/09	450,000	448,875
HCA - The Healthcare Corp., 8.75%, 09/01/10	300,000	338,876
HCA - The Healthcare Corp., 7.88%, 02/01/11	575,000	624,969
HCA - The Healthcare Corp., 6.75%, 07/15/13	1,250,000	1,286,603
HCA - The Healthcare Corp., 6.38%, 01/15/15	1,300,000	1,296,934
HCA - The Healthcare Corp., 7.50%, 11/06/33	900,000	920,881
Magellan Health Services, 9.38%, 11/15/08	429,874	464,802
Medical Device Manufacturing, Inc., 10.00%, 07/15/12	850,000	913,750
National Mentor, Inc., 9.63%, 12/01/12 (b)	850,000	890,375
Rural/Metro Operating Corp., 9.88%, 03/15/15 (b)	400,000	413,000
Sybron Dental Specialties, Inc., 8.13%, 06/15/12	525,000	565,688
Tenet Healthcare Corp., 9.25%, 02/01/15 (b)	600,000	601,500
Tenet Healthcare Corp., 9.88%, 07/01/14 (b)	475,000	496,375
Vanguard Health Holdings, 9.00%, 10/01/14	425,000	449,438
Ventas Realty LP, 6.63%, 10/15/14	875,000	872,813
VWR International, Inc., 8.00%, 04/15/14	225,000	228,938

		17,517,565

Industrial - Other (5.1%)
Aearo Co., 8.25%, 04/15/12	875,000	927,500
ALH Finance LLC/ALH Finance Corp., 8.50%, 01/15/13	1,050,000	1,029,000
Amsted Industries, Inc., 10.25%, 10/15/11 (b)	425,000	465,375
Brand Services, Inc., 12.00%, 10/15/12	1,050,000	1,170,749
Coleman Cable, Inc., 9.88%, 10/01/12 (b)	625,000	640,625
Da-Lite Screen Co., Inc., 9.50%, 05/15/11	525,000	572,250
Eagle-Picher Industries, Inc., 9.75%, 09/01/13	750,000	483,750

	Shares
	or
	Principal
	Amount	Value
Hawk Corp., 8.75%, 11/01/14	675,000	695,250
Interline Brands, Inc., 11.50%, 05/15/11	487,000	557,615
Knowledge Learning Corp., 7.75%, 02/01/15 (b)	925,000	897,250
Mueller Group, Inc., 10.00%, 05/01/12	525,000	569,625

Neenah Corp., 11.00%, 09/30/10 (b)	842,000	938,830
Neenah Corp., 13.00%, 09/30/13 (b)	514,185	529,611
Norcross Safety Products, 9.88%, 08/15/11	750,000	798,750
NSP Holdings LLC, 11.75%, 01/01/12 (b)	625,000	640,625
Rexnord Corp., 10.13%, 12/15/12	675,000	745,875
Sensus Metering Systems, 8.63%, 12/15/13	875,000	899,063
Superior Essex Communications, 9.00%, 04/15/12	825,000	841,500
Valmont Industries, Inc., 6.88%, 05/01/14	300,000	298,500

		13,701,743

Lodging (1.9%)
Gaylord Entertainment Co., 6.75%, 11/15/14 (b)	525,000	500,063
HMH Properties, Inc., 7.88%, 08/01/08	458,000	469,450
Host Marriott LP, 7.13%, 11/01/13	875,000	872,813
Host Marriott LP, 6.38%, 03/15/15 (b)	450,000	432,000
Lodgenet Entertainment, 9.50%, 06/15/13	550,000	602,250
Royal Caribbean Cruises, 8.00%, 05/15/10	600,000	662,250
Starwood Hotels Resorts, 7.38%, 05/01/07	975,000	1,011,562
Starwood Hotels Resorts, 7.88%, 05/01/12	450,000	493,875

		5,044,263

Media - Cable (2.5%)
Cablevision Systems Corp., 7.88%, 12/15/07	700,000	731,500
Cablevision Systems Corp., 8.13%, 07/15/09	650,000	689,000
Cablevision Systems Corp., 8.00%, 04/15/12 (b)	775,000	800,188
Charter Communications Holdings Capital Corp., 10.25%, 09/15/10	1,725,000	1,768,125
Charter Communications Holdings Capital Corp., 9.92%, 04/01/11	1,450,000	1,120,125
Kabel Deutschland GMBH, 10.63%, 07/01/14 (b)	1,450,000	1,609,500

		6,718,438

Media - Non-Cable (10.6%)
Advanstar Communications, Inc., 10.75%, 08/15/10	200,000	223,500
Advanstar Communications, Inc., 12.00%, 02/15/11	1,075,000	1,158,313
Advanstar, Inc., 15.19%, 10/15/11	600,000	552,000
Affinity Group, Inc., 9.00%, 02/15/12	425,000	448,375

	Shares
	or
	Principal
	Amount	Value
Affinity Group, Inc., 10.88%, 02/15/12 (b)	525,000	511,875
American Media Operation, Inc., 10.25%, 05/01/09	650,000	672,750
American Media Operation, Inc., 8.88%, 01/15/11	525,000	543,375
Cadmus Communications Corp., 8.38%, 06/15/14	300,000	315,000
CBD Media Holdings, 9.25%, 07/15/12	1,175,000	1,204,375
Dex Media East LLC, 12.13%, 11/15/12	1,114,000	1,325,660
Dex Media West LLC, 9.88%, 08/15/13	1,591,000	1,781,919
Dex Media, Inc., 8.18%, 11/15/13	875,000	669,375
DIRECTV Holdings LLC, 8.38%, 03/15/13	1,300,000	1,413,749
Echostar DBS Corp., 5.75%, 10/01/08	1,250,000	1,237,500
Echostar DBS Corp., 6.63%, 10/01/14 (b)	800,000	777,000
Houghton Mifflin Co., 10.86%, 10/15/13	1,250,000	875,000
Intelsat Bermuda Ltd., 7.79%, 01/15/12 (b) (e)	725,000	739,500
Intelsat Bermuda Ltd., 8.63%, 01/15/15 (b)	575,000	589,375
Interpublic Group Cos., Inc., 6.25%, 11/15/14	375,000	356,250
Lamar Media Corp., 7.25%, 01/01/13	550,000	574,750
NBC Acqusition Corp., 11.21%, 03/15/13	625,000	450,000
Nebraska Book Co., 8.63%, 03/15/12	350,000	340,375
PanAmSat Corp., 9.00%, 08/15/14	850,000	901,000
PanAmSat Holding Corp., 9.81%, 11/01/14 (b)	2,200,000	1,440,999
Primedia, Inc., 8.88%, 05/15/11	700,000	733,250
Quebecor Media, Inc., 6.50%, 07/15/11	425,000	418,625
Quebecor Media, Inc., 11.13%, 07/15/11	500,000	555,000
R.H. Donnelly Finance Corp., 10.88%, 12/15/12 (b)	925,000	1,070,688
Rainbow National Services LLC, 10.38%, 09/01/14 (b)	725,000	813,813
Readers Digest Association, Inc., 6.50%, 03/01/11	575,000	576,438
Sinclair Broadcast Group, 8.75%, 12/15/11	475,000	501,125
Sun Media Corp., 7.63%, 02/15/13	425,000	444,125
Vertis, Inc., 9.75%, 04/01/09	250,000	262,500
Vertis, Inc., 10.88%, 06/15/09	1,700,000	1,648,999
WDAC Subsidiary Corp., 8.38%, 12/01/14 (b)	1,050,000	981,750
XM Satellite Radio, Inc., 12.00%, 06/15/10	373,000	436,410
Yell Finance BV, 5.01%, 08/01/11	539,000	539,000
Yell Finance BV, 10.75%, 08/01/11	410,000	463,813
Ziff Davis Media, Inc., 12.00%, 08/12/09	45,947	49,451

	Shares
	or
	Principal
	Amount	Value
		28,597,002

Metals & Mining (1.3%)
California Steel Industries, 6.13%, 03/15/14	575,000	549,125
Imco Recycling, Inc., 10.38%, 10/15/10	850,000	947,750
Imco Recycling, Inc., 9.00%, 11/15/14 (b)	300,000	316,500
Novelis, Inc., 7.25%, 02/15/15 (b)	700,000	689,500
Republic Technologies International, 0.00%, 07/15/09 (c) (d) (f) (g)	200,000	0
Ryerson Tull, Inc., 9.13%, 07/15/06	525,000	543,375
United States Steel Corp., 9.75%, 05/15/10	490,000	545,125

		3,591,375

Packaging (2.0%)
AEP Industries, Inc., 7.88%, 03/15/13 (b)	200,000	201,849
Berry Plastics Corp., 10.75%, 07/15/12	775,000	877,688
Graham Packaging Co., 8.50%, 10/15/12 (b)	400,000	402,000
Greif Brothers Corp., 8.88%, 08/01/12	825,000	895,124
Huntsman Packaging Corp., 13.00%, 06/01/10	725,000	616,250
Owens-Brockway Glass Container, 7.75%, 05/15/11	175,000	184,188
Owens-Brockway Glass Container, 8.25%, 05/15/13	375,000	398,438
Owens-Brockway Glass Container, 6.75%, 12/01/14 (b)	800,000	788,000
Owens-Illinois, Inc., 7.35%, 05/15/08	300,000	309,750
Pliant Corp., 13.00%, 06/01/10	325,000	276,250
Russell Stanley Holdings, Inc., 9.00%, 11/30/08 (b) (d)	35,733	20,257
Tekni-Plex, Inc., 12.75%, 06/15/10	475,000	399,000

		5,368,794

Paper (3.4%)
Abitibi-Consolidated, 8.38%, 04/01/15	575,000	562,063
Boise Cascade Co., 7.13%, 10/15/14 (b)	350,000	356,125
Boise Cascade Co., 5.54%, 10/15/12 (b) (e)	250,000	256,250
Georgia Pacific Corp., 8.13%, 05/15/11	1,025,000	1,135,188
Georgia Pacific Corp., 9.38%, 02/01/13	2,000,000	2,244,999
Graphic Packaging International, 9.50%, 08/15/13	825,000	878,625
Jefferson Smurfit Corp., 8.25%, 10/01/12	450,000	464,625
Jefferson Smurfit Corp., 7.50%, 06/01/13	400,000	400,000
MDP Acquisitions PLC, 9.63%, 10/01/12	400,000	432,000
Mercer International, Inc., 9.25%, 02/15/13	1,050,000	997,500

	Shares
	or
	Principal
	Amount	Value
Stone Container Corp., 9.75%, 02/01/11	600,000	645,000
Tembec Industries, Inc., 8.50%, 02/01/11	725,000	690,563

		9,062,938

Restaurants (0.8%)
Buffets, Inc., 11.25%, 07/15/10	150,000	159,000
Carrols Corp., 9.00%, 01/15/13 (b)	450,000	465,750
Dominos, Inc., 8.25%, 07/01/11	575,000	603,750
Landrys Seafood Restaurant, Inc., 7.50%, 12/15/14 (b)	925,000	901,875

		2,130,375

Retailers (2.5%)
Couche-Tard Financing Co., 7.50%, 12/15/13	800,000	844,000
FTD, Inc., 7.75%, 02/15/14	650,000	669,500
General Nuitrition Center, 8.50%, 12/01/10	350,000	299,250
Hines Nurseries, Inc., 10.25%, 10/01/11	550,000	596,750
Jean Coutu Group (PLC), Inc., 8.50%, 08/01/14	1,025,000	1,000,656
Lazy Days’ RV Center, Inc., 11.75%, 05/15/12	550,000	595,375
Penney (J.C.) Co., Inc., 9.00%, 08/01/12	929,000	970,805
Rite Aid Corp., 8.13%, 05/01/10	875,000	892,500
Rite Aid Corp., 9.50%, 02/15/11	175,000	186,375
U.S. Office Products Co., 0.00%, 06/15/08 (c) (d) (g)	475,000	0
United Auto Group, Inc., 9.63%, 03/15/12	500,000	530,000

		6,585,211

Services (1.4%)
Brickman Group Ltd. (The), 11.75%, 12/15/09	725,000	822,875
CB Richard Ellis Services, Inc., 9.75%, 05/15/10	214,000	242,890
Global Cash Access LLC, 8.75%, 03/15/12	775,000	825,375
HydroChem Industrial Services, 9.25%, 02/15/13 (b)	775,000	763,375
Insurance Automotive, 11.00%, 04/01/13 (b)	450,000	449,402
Language Line, Inc., 11.13%, 06/15/12	50,000	52,375

SITEL Corp., 9.25%, 03/15/06	518,000	520,590

		3,676,882

Supermarkets (0.0%)
Jitney-Jungle Stores of America, Inc., 0.00%, 09/15/07 (c) (d) (g)	100,000	0

Technology (3.8%)
Activant Solutions, Inc., 10.50%, 06/15/11	875,000	936,250
Activant Solutions, Inc., 9.09%, 04/01/10 (b) (e)	200,000	205,000
Danka Business Systems, 11.00%, 06/15/10	450,000	434,250

	Shares
	or
	Principal
	Amount	Value
Freescale Semiconductor, Inc., 7.13%, 07/15/14	575,000	603,750
Ingram Micro, Inc., 9.88%, 08/15/08	1,100,000	1,171,500
MagnaChip Semiconductor, 8.00%, 12/15/14 (b)	350,000	359,625
Seagate Technology HDD Holding, 8.00%, 05/15/09	775,000	827,313
Smart Modular Technologies, 8.35%, 04/01/12 (b)	600,000	597,000
Telex Communications, Inc., 11.50%, 10/15/08	450,000	495,000
UGS Corp., 10.00%, 06/01/12 (b)	1,100,000	1,221,000
Unisys Corp., 6.88%, 03/15/10	650,000	651,625
Xerox Corp., 9.75%, 01/15/09	1,350,000	1,528,875
Xerox Corp., 7.63%, 06/15/13	975,000	1,023,750

		10,054,938

Textile (0.7%)
GFSI, Inc., 9.63%, 03/01/07	225,000	217,125
Glenoit Corp., 0.00%, 04/15/07 (c) (d) (g)	125,000	0
Phillips Van-Heusen Corp., 8.13%, 05/01/13	350,000	368,375
Warnaco Group, Inc., 8.88%, 06/15/13	750,000	808,125
William Carter Co., 10.88%, 08/15/11	422,000	468,420

		1,862,045

Tobacco (1.1%)
Commonwealth Brands, Inc., 10.63%, 09/01/08 (b)	1,000,000	1,075,000
Dimon, Inc., 9.63%, 10/15/11	375,000	425,156
Dimon, Inc., 7.75%, 06/01/13	525,000	590,625
Standard Commercial Corp., 8.00%, 04/15/12	675,000	779,625

		2,870,406

Transportation (0.7%)
Allied Holdings, Inc., 8.63%, 10/01/07	550,000	415,250
Holt Group, Inc. (The), 9.75%, 01/15/06 (c) (d) (g)	50,000	0
Stena AB, 9.63%, 12/01/12	825,000	917,813
Stena AB, 7.50%, 11/01/13	575,000	572,125

		1,905,188

Utility — Electric (3.5%)
Caithness Coso Funding Corp., 9.05%, 12/15/09	846,890	910,406
Calpine Canada Energy Financing Co., 8.50%, 05/01/08	150,000	107,250
Calpine Corp., 8.50%, 02/15/11	750,000	532,500
CMS Energy Corp., 8.90%, 07/15/08	400,000	431,500
FPL Energy National Wind, 6.13%, 03/25/19 (b)	350,000	348,133
Nevada Power Co., 6.50%, 04/15/12	75,000	77,813
Nevada Power Co., 9.00%, 08/15/13	1,400,000	1,578,499
Nevada Power Co., 5.88%, 01/15/15 (b)	350,000	343,000
Northwestern Corp., 5.88%, 11/01/14 (b)	200,000	199,964
NRG Energy, Inc., 8.00%, 12/15/13 (b)	509,000	540,813
PSEG Energy Holdings, 10.00%, 10/01/09	1,125,000	1,268,437

	Shares
	or
	Principal
	Amount	Value
Reliant Energy, Inc., 6.75%, 12/15/14	325,000	304,688
Reliant Resources, Inc., 9.25%, 07/15/10	375,000	403,125
Reliant Resources, Inc., 9.50%, 07/15/13	925,000	1,010,563
Texas Genco LLC, 6.88%, 12/15/14 (b)	1,325,000	1,334,937

		9,391,628

Utility — Natural Gas (4.5%)
ANR Pipeline Co., 8.88%, 03/15/10	150,000	162,962
Colorado Interstate Gas Co., 5.95%, 03/15/15 (b)	925,000	896,280
EL Paso Corp., 6.75%, 05/15/09	775,000	759,500
EL Paso Corp., 7.75%, 06/01/13	950,000	966,625
EL Paso Corp., 8.05%, 10/15/30	675,000	648,000
EL Paso Corp., 7.80%, 08/01/31	1,450,000	1,370,250
Holly Energy Partners LP, 6.25%, 03/01/15 (b)	1,050,000	1,013,250
Inergy LP, 6.88%, 12/15/14 (b)	400,000	386,000
MarkWest Energy Partners, 6.88%, 11/01/14 (b)	175,000	175,875
Pacific Energy Partners, 7.13%, 06/15/14	700,000	728,000
Semco Energy, Inc., 7.13%, 05/15/08	400,000	409,148
Tennessee Gas Pipeline, 7.50%, 04/01/17	200,000	215,818
Tennessee Gas Pipeline, 8.38%, 06/15/32	1,225,000	1,367,448
Transcontinental Gas Pipeline Corp., 8.88%, 07/15/12	350,000	412,125
Williams Cos., Inc. (The), 7.63%, 07/15/19	750,000	815,625
Williams Cos., Inc. (The), 7.88%, 09/01/21	1,425,000	1,560,374

		11,887,280

Wireless Communications (2.0%)
Inmarsat Finance PLC, 7.63%, 06/30/12	125,000	125,000
Inmarsat Finance PLC, 9.98%, 11/15/12	400,000	284,000
New Skies Satellites NV, 9.13%, 11/01/12 (b)	325,000	333,125
NEXTEL Communications, Inc., 7.38%, 08/01/15	1,575,000	1,671,469
Rogers Wireless, Inc., 5.53%, 12/15/10	425,000	442,000
Rogers Wireless, Inc., 7.25%, 12/15/12	200,000	205,000
Rogers Wireless, Inc., 8.00%, 12/15/12	800,000	826,000
Rogers Wireless, Inc., 6.38%, 03/01/14 (e)	625,000	609,375
Rogers Wireless, Inc., 7.50%, 03/15/15	200,000	207,500
U.S. Unwired, Inc., 10.00%, 06/15/12	650,000	723,125

		5,426,594

Wireline Communications (5.6%)
Alaska Communications System	669,000	709,140

	Shares
	or
	Principal
	Amount	Value
Holdings, 9.88%, 08/15/11
AT&T Corp., 9.75%, 11/15/31	2,475,000	3,031,874
Cincinnati Bell, Inc., 7.25%, 07/15/13	825,000	825,000
Cincinnati Bell, Inc., 8.38%, 01/15/14	500,000	495,000
Citizens Communications, 9.25%, 05/15/11	250,000	275,000
Citizens Communications, 6.25%, 01/15/13	525,000	496,125
Citizens Communications, 9.00%, 08/15/31	675,000	705,375
MCI, Inc., 8.74%, 05/01/14	1,075,000	1,185,188
Primus Telecommunication Group, 8.00%, 01/15/14	625,000	453,125
Qwest Capital Funding, 7.25%, 02/15/11	350,000	328,125
Qwest Corp., 9.13%, 03/15/12 (b)	2,725,000	2,977,063
Qwest Services Corp., 13.50%, 12/15/10 (b)	2,300,000	2,673,750
Valor Telecommunications Enterprises, 7.75%, 02/15/15 (b)	700,000	700,000

		14,854,765

Total Corporate Bonds		256,388,081

Preferred Stocks (0.4%)
Media — Cable (0.0%)
Pegasus Communications	0	7

Media — Non-Cable (0.2%)
Primedia, Inc., Series E	5,325	535,163
Ziff Davis Media, Inc., Series E-1, PIK	12	8,280

		543,443

Retailers (0.2%)
General Nutrition Center, Series A	725	581,812

Total Preferred Stocks		1,125,262

Warrants (0.1%)
Entertainment (0.0%)
AMF Bowling Worldwide, Inc., Class B, expiring 03/09/09 (d) (g)	811	0

Industrial — Other (0.1%)
ACP Holding Co., expiring 09/13/13 (b)	96,400	183,160

Media — Non-Cable (0.0%)
Advanstar Holdings Corp., expiring 10/15/11 (b) (d) (g)	150	0
XM Satellite Radio, Inc., expiring 03/15/10 (b)	300	21,000
Ziff Davis Media, Inc., expiring 08/12/12 (d) (g)	2,200	0

		21,000

Packaging (0.0%)
Pliant Corp., expiring 06/01/10 (b) (d) (g)	275	0

Paper (0.0%)
MDP Acquisitions, expiring 10/01/13 (b)	300	7,500

Total Warrants		211,660

	Shares
	or
	Principal
	Amount	Value
Short-Term Securities Held as Collateral for Securities Lending (16.2%)
Pool of short-term securities for Gartmore	$50,380,411	50,380,411

Variable Insurance Trust Funds – Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		50,380,411

Cash Equivalents (1.2%)
Investments in repurchase agreements (Collateralized by AA Corporate Bonds, in a joint trading account at 2.80%, dated 03/31/05, due 04/01/05, repurchase price $3,172,070)	3,171,823	3,171,823

Total Cash Equivalents		3,171,823

Total Investments (Cost $306,248,754) (a) - 114.4%		311,711,166
Liabilities in excess of other assets - (14.4)%		(45,518,250)

NET ASSETS - 100.0%		$266,192,916

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers.

(c)	Bond in default.

(d)	Fair Valued Security.

(e)	Variable Rate Secuirty. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2005.

(f)	Security has filed for bankruptcy protection.

(g)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.

PIK	Paid-In-Kind

Gartmore Variable Insurance Trust
Dreyfus GVIT Mid Cap Index Fund
Statement of Investments
March 31, 2005
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (97.1%)
Aerospace / Defense (0.8%)
Alliant Techsystems, Inc. (b)	19,700	$1,407,565
Precision Castparts Corp.	34,400	2,649,144
Sequa Corp. (b)	4,400	228,140

		4,284,849

Agricultural Products (0.1%)
Universal Corp.	13,300	608,741

Airlines (0.3%)
AuirTran Holdings, Inc. (b)	44,600	403,630
Alaska Air Group, Inc. (b)	13,400	394,496
Jetblue Airways Corp. (b)	51,100	972,944

		1,771,070

Amusement & Recreation (0.3%)
Callaway Golf Co.	36,900	472,320
International Speedway Corp.	23,000	1,247,750

		1,720,070

Auto Parts & Equipment (1.4%)
Advance Auto Parts, Inc. (b)	38,300	1,932,235
Arvinmeritor, Inc.	36,425	563,495
Bandag, Inc.	8,100	380,538
BorgWarner Automotive, Inc.	29,200	1,421,456
Gentex Corp.	40,500	1,291,950
Lear Corp.	34,900	1,548,164
Modine Manufacturing Co.	16,800	492,744

		7,630,582

Automotive (0.5%)
Adesa, Inc.	47,700	1,114,272
Carmax, Inc. (b)	54,200	1,707,300

		2,821,572

Banks (4.8%)
Associated Banc Corp.	67,415	2,105,370
Astoria Financial Corp.	53,450	1,352,285
City National Corp.	23,500	1,640,770
Colonial Bancgroup, Inc.	75,800	1,555,416
Cullen/Frost Bankers, Inc.	25,400	1,146,810
FirstMerit Corp.	43,800	1,172,088
Greater Bay Bancorp	26,500	646,865
Hibernia Corp.	80,800	2,586,408
Independence Community Bank Corp.	40,900	1,595,100
IndyMac Bancorp, Inc.	32,400	1,101,600
Mercantile Bankshare Corp.	41,200	2,095,432
New York Community Bancorp, Inc.	126,988	2,306,102
Silicon Valley Bancshares (b)	18,800	828,328
TCF Financial Corp.	66,100	1,794,615
Washington Federal, Inc.	45,089	1,051,025
Webster Financial Corp.	28,000	1,271,480
West America Bancorp	17,400	900,798

	Shares
	or
	Principal
	Amount	Value
Wilmington Trust Corp.	35,100	1,232,010

		26,382,502

Biotechnology (0.7%)
Millenium Pharmaceuticals, Inc. (b)	159,587	1,343,723
Protein Design Labs, Inc. (b)	54,800	876,252
Valeant Pharmaceuticals International	47,600	1,071,952
Vertex Pharmaceuticals, Inc. (b)	41,800	391,248

		3,683,175

Broadcasting (0.4%)
Emmis Communications Corp. (b)	26,700	513,174
Entercom Communications Corp. (b)	23,000	816,960
Westwood One, Inc. (b)	46,000	936,100

		2,266,234

Business Services (2.4%)
Acxiom Corp.	44,600	933,478
Catalina Marketing Corp.	25,600	663,040
Ceridian Corp. (b)	77,700	1,324,785
CheckFree Corp. (b)	43,700	1,781,212
ChoicePoint, Inc. (b)	46,133	1,850,395
CSG Systems International, Inc. (b)	26,600	433,314
Fair Issac Corp.	35,000	1,205,400
Gartner Group, Inc. (b)	44,400	424,908
Harte-Hanks, Inc.	37,350	1,029,366
Kelly Services, Inc.	14,200	408,818
Korn/Ferry International (b)	18,100	344,443
Manpower, Inc.	46,800	2,036,736
MPS Group, Inc. (b)	53,400	561,234

		12,997,129

Chemicals (2.7%)
Airgas, Inc.	36,500	871,985
Albemarle Corp.	23,900	869,004
Cabot Corp.	32,700	1,093,161
Crompton Corp.	59,700	871,620
Cytec Industries, Inc.	22,400	1,215,200
Ferro Corp.	21,800	410,276
FMC Corp. (b)	19,200	1,026,240
Lubrizol Corp.	35,000	1,422,400
Lyondell Chemical Co.	113,200	3,160,544
Minerals Technologies, Inc.	10,700	703,846
Olin Corp.	36,900	822,870
RPM, Inc.	61,000	1,115,080
Valspar Corp.	26,800	1,247,272

		14,829,498

Communication Equipment (2.2%)
Adtran, Inc.	35,700	629,748
Cincinnati Bell, Inc. (b)	127,700	542,725
CommScope, Inc. (b)	26,600	397,936
Harman International Industries, Inc.	33,500	2,963,410
Harris Corp.	69,200	2,259,380
Plantronics, Inc.	25,500	971,040
Polycom, Inc. (b)	51,100	866,145
Powerwave Technologies, Inc. (b)	51,800	400,932
Telephone & Data Systems, Inc.	28,400	2,317,440
Utstarcom, Inc. (b)	54,100	592,395

		11,941,151

Computer Hardware (0.5%)
Keane, Inc. (b)	29,100	379,173
National Instruments Corp.	34,650	937,283
Storage Technology Corp. (b)	55,500	1,709,400

		3,025,856

	Shares
	or
	Principal
	Amount	Value
Computer Software & Services (4.8%)
3COM Corp. (b)	198,000	704,880
Activision, Inc. (b)	98,800	1,462,240
Advent Software, Inc. (b)	14,800	269,064
Ascential Software Corp. (b)	30,625	567,481
Avocent Corp. (b)	25,900	664,594
Cadence Design Systems, Inc. (b)	140,700	2,103,465
CDW Corp.	38,500	2,182,180
Cognizant Technology Solutions Corp. (b)	69,200	3,197,040
DST Systems, Inc. (b)	39,400	1,819,492
F5 Networks, Inc. (b)	19,100	964,359
Henry ( Jack) & Associates, Inc.	42,200	759,178
Macromedia, Inc. (b)	38,300	1,283,050
Macrovision Corp. (b)	25,900	590,261
McAfee, Inc. (b)	83,400	1,881,504
McData Corp. (b)	62,000	233,740
Mentor Graphics Corp. (b)	39,700	543,890
Retek, Inc. (b)	29,100	326,502
RSA Security, Inc. (b)	36,200	573,770
SanDisk Corp. (b)	84,800	2,357,440
Sybase, Inc. (b)	49,500	913,770
Synopsys, Inc. (b)	75,500	1,366,550
Titan Corp. (The) (b)	44,100	800,856
Transaction Systems Architects, Inc. (b)	18,600	430,590
Wind River Systems, Inc. (b)	40,600	612,248

		26,608,144

Construction (3.4%)
D.R. Horton, Inc.	152,567	4,461,049
Dycom Industries, Inc. (b)	25,300	581,647
Granite Construction, Inc.	19,250	505,698
Hovnanian Enterprises, Inc. (b)	25,200	1,285,200
Jacobs Engineering Group, Inc. (b)	29,600	1,536,832
Lennar Corp.	75,080	4,255,534
Martin Marietta Materials, Inc.	24,500	1,370,040
Ryland Group, Inc. (The)	24,700	1,531,894
Thor Industries, Inc.	24,000	717,840
Toll Brothers, Inc. (b)	32,200	2,538,970

		18,784,704

Consumer & Commercial Services (2.1%)
Alliance Data Systems Corp. (b)	34,400	1,389,760
Career Education Corp. (b)	53,300	1,826,058
Corinthian Colleges, Inc. (b)	47,200	741,984
Deluxe Corp.	26,100	1,040,346
DeVry, Inc. (b)	33,700	637,604
Dun & Bradstreet Corp. (b)	35,900	2,206,055
MoneyGram International, Inc.	44,600	842,494
Quanta Services, Inc. (b)	50,600	386,078
Rent-A-Center, Inc. (b)	36,500	996,815
Rollins, Inc.	25,600	476,160
Sotheby’s Holdings, Inc. (b)	24,800	420,608
United Rentals, Inc. (b)	37,700	761,917

		11,725,879

Consumer Products (1.9%)
Blyth Industries, Inc.	18,300	582,672
Church & Dwight, Inc.	32,950	1,168,737
Energizer Holdings, Inc. (b)	36,800	2,200,640
Furniture Brands International, Inc.	27,600	601,956
Lancaster Colony Corp.	16,000	680,800

	Shares
	or
	Principal
	Amount	Value
Mohawk Industries Co. (b)	30,900	2,604,870
Scotts Co. (The) (b)	14,400	1,011,312
Timberland Co., Class A (b)	16,100	1,141,973
Tupperware Corp.	29,400	598,584

		10,591,544

Containers / Packaging (0.5%)
Packaging Corp. of America	44,100	1,071,189
Sonoco Products Co.	51,500	1,485,775

		2,556,964

Electronics (4.3%)
Amphenol Corp., Class A	46,100	1,707,544
Arrow Electronics, Inc. (b)	60,300	1,528,605
Atmel Corp. (b)	233,500	688,825
Avnet, Inc. (b)	62,800	1,156,776
Cabot Microelectronics Corp. (b)	12,882	404,237
Credence Systems Corp. (b)	47,600	376,516
Cree, Inc. (b)	39,800	865,650
Cypress Semiconductor Corp. (b)	66,900	842,940
Hubbell, Inc.	32,000	1,635,200
Integrated Device Technology, Inc. (b)	54,700	658,041
International Rectifier Corp. (b)	35,200	1,601,600
Intersil Corp.	78,300	1,356,156
Kemet Corp. (b)	45,000	348,750
Lam Research Corp. (b)	72,700	2,098,122
Lattice Semiconductor Corp. (b)	59,000	316,830
LTX Corp. (b)	31,800	141,192
Micrel, Inc. (b)	41,300	380,786
Microchip Technology, Inc.	107,900	2,806,478
Newport Corp. (b)	22,300	323,127
Plexus Corp. (b)	22,500	258,975
RF Micro Devices, Inc. (b)	97,600	509,472
SPX Corp.	39,100	1,692,248
Thomas & Betts Corp. (b)	31,000	1,001,300
TriQuint Semiconductor, Inc. (b)	71,591	241,978
Vishay Intertechnology, Inc. (b)	86,450	1,074,574

		24,015,922

Financial Services (4.4%)
Americredit Corp. (b)	79,100	1,854,104
Bank of Hawaii Corp.	27,800	1,258,228
BISYS Group, Inc. (The) (b)	62,900	986,272
Certegy, Inc.	32,500	1,125,150
Commerce Bancorp, Inc.	82,600	2,682,022
Eaton Vance Corp.	69,300	1,624,392
Edwards (A.G.), Inc.	39,600	1,774,080
Investors Financial Services Corp.	34,600	1,692,286
Jefferies Group, Inc.	26,800	1,009,824
Labranche & Co., Inc. (b)	29,700	276,210
Legg Mason, Inc.	56,600	4,422,724
PMI Group, Inc.	49,000	1,862,490
Raymond James Financial, Inc.	34,550	1,046,865
SEI Investments Co.	43,700	1,580,192
Waddell & Reed Financial, Inc.	43,000	848,820

		24,043,659

Food & Beverage (3.5%)
Constellation Brands, Inc. (b)	53,600	2,833,832
Dean Foods Co. (b)	77,533	2,659,382
Hormel Foods Corp.	54,600	1,698,606
J.M. Smucker Co.	30,467	1,532,490
Krispy Kreme Doughnuts, Inc. (b)	32,100	244,923
PepsiAmericas, Inc.	55,100	1,248,566
Sensient Technologies Corp.	24,500	528,220

	Shares
	or
	Principal
	Amount	Value
Smithfield Foods, Inc. (b)	52,100	1,643,755
Tootsie Roll Industries, Inc.	22,174	665,215
Tyson Foods, Inc.	158,081	2,636,791
Whole Foods Market, Inc.	33,500	3,421,355

		19,113,135

Gaming (1.6%)
Boyd Gaming Corp.	34,500	1,799,175
Caesars Entertainment, Inc. (b)	163,300	3,231,707
GTECH Holdings Corp.	60,300	1,418,859
Mandalay Resort Group	35,100	2,474,199

		8,923,940

Health Care (8.3%)
Apria Healthcare Group, Inc. (b)	25,200	808,920
Barr Laboratories, Inc. (b)	48,075	2,347,502
Beckman Coulter, Inc.	32,200	2,139,690
Cephalon, Inc. (b)	30,200	1,414,266
Community Health Systems, Inc. (b)	34,700	1,211,377
Covance, Inc. (b)	32,700	1,556,847
Coventry Health Care, Inc. (b)	55,299	3,768,073
Cytyc Corp. (b)	59,000	1,357,590
Dentsply International, Inc.	39,500	2,149,195
Edwards Lifesciences Corp. (b)	31,000	1,339,820
Health Net, Inc. (b)	57,800	1,890,638
Henry Schein, Inc. (b)	45,100	1,616,384
LifePoint Hospitals, Inc. (b)	18,700	819,808
Lincare Holdings, Inc. (b)	52,200	2,308,806
Omnicare, Inc.	54,200	1,921,390
PacifiCare Health Systems, Inc. (b)	45,100	2,567,092
Par Pharmaceutical Cos., Inc. (b)	17,600	588,544
Patterson Cos., Inc. (b)	71,500	3,571,425
Perrigo Co.	46,200	884,730
Renal Care Group, Inc. (b)	35,300	1,339,282
Sepracor, Inc. (b)	54,700	3,140,327
Steris Corp. (b)	36,100	911,525
Triad Hospitals, Inc. (b)	40,908	2,049,491
Universal Health Services, Inc.	30,400	1,592,960
Varian Medical Systems, Inc. (b)	69,500	2,382,460
Visx, Inc. (b)	26,000	609,440

		46,287,582

Insurance (4.9%)
Allmerica Financial Corp. (b)	27,800	999,410
American Financial Group, Inc.	30,400	936,320
AmerUs Group Co.	20,500	968,625
Arthur J. Gallagher & Co.	47,900	1,379,520
Brown & Brown, Inc.	32,400	1,493,316
Everest Re Group Ltd.	29,200	2,485,211
Fidelity National Financial, Inc.	90,783	2,990,391
First American Financial Corp.	42,400	1,396,656
HCC Insurance Holdings, Inc.	35,400	1,280,064
Horace Mann Educators Corp.	22,300	395,602
Leucadia National Corp.	49,250	1,691,738
Ohio Casualty Corp. (b)	32,500	746,850
Old Republic International Corp.	94,950	2,211,386
Protective Life Corp.	36,100	1,418,730
Radian Group, Inc.	46,000	2,196,040
Stancorp Financial Group, Inc.	14,800	1,254,744
Unitrin, Inc.	30,100	1,366,540
W.R. Berkley Corp.	41,200	2,043,520

		27,254,663

Machinery (0.8%)
AGCO Corp. (b)	47,000	857,750

	Shares
	or
	Principal
	Amount	Value
Graco, Inc.	35,950	1,450,942
Tecumseh Products Co.	9,600	380,256
Zebra Technologies Corp., Class A (b)	37,400	1,776,126

		4,465,074

Manufacturing (3.2%)
Ametek, Inc.	35,900	1,444,975
Brink’s Co. (The)	29,500	1,020,700
Carlisle Cos., Inc.	16,200	1,130,274
Crane Co.	28,800	829,152
Diebold, Inc.	37,300	2,045,905
Donaldson Co., Inc.	40,000	1,291,200
Federal Signal Corp.	25,100	380,767
Flowserve Corp. (b)	28,800	745,056
Harsco Corp.	21,600	1,287,576
Hillenbrand Industry, Inc.	30,600	1,697,382
Nordson Corp.	17,100	629,622
Pentair, Inc.	52,700	2,055,300
Teleflex, Inc.	20,000	1,023,600
Trinity Industries, Inc.	22,100	622,557
Varian, Inc. (b)	18,300	693,387
York International Corp.	21,600	846,288

		17,743,741

Medical Products (0.9%)
Gen-Probe, Inc. (b)	25,900	1,154,104
INAMED Corp. (b)	18,600	1,299,768
Invitrogen Corp. (b)	26,800	1,854,560
Techne Corp. (b)	20,000	803,600

		5,112,032

Medical Services (0.5%)
Charles River Laboratories International, Inc. (b)	34,400	1,618,176
Martek Biosciences Corp. (b)	16,200	942,678

		2,560,854

Metals (0.2%)
Kennametal, Inc.	19,500	926,055

Mining (0.8%)
Arch Coal, Inc.	32,600	1,402,126
Peabody Energy Corp.	61,200	2,837,232

		4,239,358

Office Equipment & Supplies (0.6%)
Hni Corp.	27,000	1,213,650
Miller (Herman), Inc.	36,400	1,096,368
Reynolds & Reynolds Co.	30,300	819,918

		3,129,936

Oil & Gas (6.9%)
Cooper Cameron Corp. (b)	28,100	1,607,601
ENSCO International, Inc.	78,700	2,963,842
FMC Technologies, Inc. (b)	35,621	1,181,905
Forest Oil Corp. (b)	28,700	1,162,350
Grant Prideco, Inc. (b)	64,300	1,553,488
Hanover Compressor Co. (b)	40,700	491,249
Helmerich & Payne, Inc.	26,400	1,047,816
Murphy Oil Corp.	45,500	4,492,214
Newfield Exploration Co. (b)	32,800	2,435,728
Noble Energy, Inc.	30,700	2,088,214
Patterson-UTI Energy, Inc.	87,800	2,196,756
Pioneer Natural Resources Co.	75,400	3,221,088
Plains Exploration & Production Co. (b)	40,100	1,399,490

	Shares
	or
	Principal
	Amount	Value
Pogo Producing Co.	33,100	1,629,844
Pride International, Inc. (b)	66,000	1,639,440
Smith International, Inc.	55,200	3,462,696
Tidewater, Inc.	31,600	1,227,976
Weatherford International Ltd. (b)	71,900	4,165,886

		37,967,583

Paper & Forest Products (0.7%)
Bowater, Inc.	29,000	1,092,430
Glatfelter	19,400	286,150
Longview Fibre Co.	26,600	499,016
Potlatch Corp.	15,100	710,757
Rayonier, Inc.	26,118	1,293,625

		3,881,978

Pharmaceuticals (0.4%)
IVAX Corp. (b)	114,806	2,269,715

Photography / Imaging (0.1%)
Imation Corp.	17,700	615,075

Publishing & Printing (1.9%)
American Greetings Corp., Class A	35,900	914,732
Banta Corp.	13,000	556,400
Belo Corp., Class A	55,900	1,349,426
Lee Enterprises, Inc.	23,600	1,024,240
Media General, Inc.	12,500	773,125
Readers Digest Association	51,800	896,658
Scholastic Corp. (b)	19,400	715,666
Valassis Communications, Inc. (b)	26,700	933,432
Washington Post Co.	3,570	3,191,580

		10,355,259

Real Estate Investment Trusts (2.4%)
AMB Property Corp.	43,700	1,651,860
Developers Diversified Realty Corp.	56,100	2,229,975
Highwood Properties, Inc.	28,000	750,960
Hospitality Properties Trust	32,900	1,328,502
Liberty Property Trust	44,800	1,749,440
Mack-Cali Realty Corp.	29,400	1,245,090
New Plan Excel Realty Trust	53,600	1,345,896
United Dominion Realty Trust, Inc.	71,300	1,488,031
Weingarten Realty Investors	44,000	1,518,440

		13,308,194

Restaurants (1.5%)
Applebee’s International, Inc.	42,150	1,161,654
Bob Evans Farms, Inc.	18,400	431,480
Brinker International, Inc. (b)	45,900	1,662,498
CBRL Group, Inc.	24,700	1,020,110
Cheesecake Factory, Inc. (The) (b)	40,450	1,433,953
Outback Steakhouse, Inc.	35,300	1,616,387
Ruby Tuesday, Inc.	33,400	811,286

		8,137,368

Retail (7.5%)
99 Cents Only Stores (b)	30,700	404,319
Abercrombie & Fitch Co.	45,400	2,598,696
Aeropostale, Inc. (b)	29,000	949,750
American Eagle Outfitters Ltd.	69,100	2,041,905
Anntaylor Stores Corp. (b)	36,700	939,153
Barnes & Noble, Inc. (b)	33,000	1,138,170
BJ’s Wholesale Club, Inc. (b)	36,200	1,124,372
Borders Group, Inc.	39,100	1,040,842
Chico’s FAS, Inc. (b)	93,000	2,628,179
Claire’s Stores, Inc.	51,500	1,186,560

	Shares
	or
	Principal
	Amount	Value
Copart, Inc. (b)	41,700	982,452
Dollar Tree Stores, Inc. (b)	58,750	1,687,888
Fastenal Co.	35,500	1,963,505
Foot Locker, Inc.	81,100	2,376,230
Michael’s Stores, Inc.	70,200	2,548,260
Nieman Marcus Group, Inc.	25,500	2,333,505
O’Reilly Automotive, Inc. (b)	27,400	1,357,122
Pacific Sunwear of California, Inc. (b)	38,600	1,080,028
Payless Shoesource, Inc. (b)	35,400	558,966
PETsMART, Inc.	75,900	2,182,125
Pier 1 Imports, Inc.	44,900	818,527
Regis Corp.	23,300	953,669
Ross Stores, Inc.	76,400	2,226,296
Ruddick Corp.	23,300	539,395
Saks, Inc.	72,700	1,312,235
Tech Data Corp. (b)	30,400	1,126,624
Urban Outfitters, Inc. (b)	33,900	1,626,183
Williams Sonoma, Inc. (b)	60,900	2,238,075

		41,963,031

Schools (0.6%)
Education Management Corp. (b)	35,500	992,225
ITT Educational Services, Inc. (b)	23,900	1,159,150
Laureate Education, Inc. (b)	25,700	1,099,703

		3,251,078

Semiconductors (0.6%)
Fairchild Semiconductor International, Inc. (b)	62,300	955,059
Integrated Circuit Systems, Inc. (b)	36,600	699,792
Semtech Corp. (b)	38,500	687,995
Silicon Laboratories, Inc. (b)	23,600	701,156

		3,044,002

Shipping/Transportation (2.5%)
Alexander & Baldwin, Inc.	22,600	931,120
CNF Transportation, Inc.	26,900	1,258,651
Expeditors International of Washington, Inc.	55,500	2,972,025
GATX Corp.	25,700	852,983
Hunt (J.B.) Transport Services, Inc.	35,800	1,566,966
Overseas Shipholding Group, Inc.	18,100	1,138,671
Robinson (C.H.) Worldwide, Inc.	44,400	2,287,932
Swift Transportation Co., Inc. (b)	32,300	715,122
Werner Enterprises, Inc.	32,950	640,219
Yellow Roadway Corp. (b)	25,300	1,481,062

		13,844,751

Steel (0.3%)
Steel Dynamics, Inc.	23,200	799,240
Worthington Industries, Inc.	41,600	802,048

		1,601,288

Utilities (7.2%)
AGL Resources, Inc.	40,100	1,400,693
Alliant Energy Corp.	60,500	1,620,190
Aqua America, Inc.	48,500	1,180,975
Aquila, Inc. (b)	125,800	481,814
Black Hills Corp.	16,900	558,883
DPL, Inc.	65,800	1,645,000
Duquesne Light Holdings, Inc.	40,000	716,800
Energy East Corp.	76,500	2,005,830
Equitable Resources, Inc.	31,800	1,826,592
Great Plains Energy, Inc.	38,700	1,183,446
Hawaiian Electric Industries, Inc.	42,000	1,071,840

	Shares
	or
	Principal
	Amount	Value
Idacorp, Inc.	22,000	624,140
MDU Resources Group, Inc.	61,600	1,701,392
National Fuel Gas Co.	40,700	1,163,613
Northeast Utilities	66,800	1,287,236
NSTAR	27,700	1,504,110
Oklahoma Gas & Electric Co.	46,800	1,261,260
Oneok, Inc.	54,200	1,670,444
Pepco Holdings, Inc.	97,838	2,053,620
PNM, Inc.	33,250	887,110
Puget Energy, Inc.	52,000	1,146,080
Questar Corp.	44,100	2,612,924
Scana Corp.	58,800	2,247,336
Sierra Pacific Resources (b)	61,100	656,825
Vectren Corp.	39,600	1,054,944
Westar Energy, Inc.	44,700	967,308
Western Gas Resources, Inc.	33,600	1,157,520
WGL Holdings, Inc.	25,300	783,288
Wisconsin Energy Corp.	60,900	2,161,950
WPS Resources Corp.	19,600	1,037,232

		39,670,395

Veterinary Diagnostics (0.1%)
VCA Antech, Inc. (b)	39,700	803,131

Waste Disposal (0.6%)
Republic Services, Inc.	73,200	2,450,736
Stericycle, Inc. (b)	23,300	1,029,860

		3,480,596

Total Common Stocks		536,239,059

Cash Equivalents (2.8%)
Investments in repurchase agreements (collaterized by AA Corporate Bonds , in a joint trading account at 2.80%, dated 03/31/05, due 04/01/05, repurchase price $15,271,798)	15,270,610	15,270,610

Total Cash Equivalents		15,270,610

U.S. Treasury Bill (0.1%)
2.80%, 06/23/05 (c)	720,000	715,530

Total U.S. Treasury Bill		715,530

Short-Term Securities Held as Collateral for Securities Lending (16.5%)
Pool of short-term securities for Gartmore Variable Insurance Trust Funds – Notes to Statement of Investments (Securities Lending)	$86,277,467	86,277,467

Total Short-Term Securities Held as Collateral for Securities Lending		86,277,467

Total Investments (Cost $552,784,070) (a) - 116.5%		638,502,666
Liabilities in excess of assets - (16.5)%		(86,089,219)

NET ASSETS - 100.0%		$552,413,447

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security

(c)	Pledged as collateral for futures.

At March 31, 2005, the Fund’s open futures contracts were as follows:

				Unrealized
Number of			Market Value	Depreciation
Contracts	Long Contract	Expiration	Covered by Contracts	at 03/31/05

36	S&PMidcap 400 Future	06/17/05	$11,866,500.00	$(241,900)

70	S&PMidcap Mini 400	06/17/05	$4,614,750.00	$(47,315)
	Future

Gartmore Variable Insurance Trust
GVIT Small Cap Growth Fund

Statement of Investments
March 31, 2005
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (93.5%)
Advertising Agencies (4.2%)
aQuantive, Inc. (b)	200,330	$2,217,653
Greenfield Online, Inc. (b)	63,417	1,246,144
ValueClick, Inc. (b)	98,948	1,049,838
Ventiv Health, Inc. (b)	70,068	1,611,564

		6,125,199

Advertising Services (1.6%)
Getty Images, Inc. (b)	33,750	2,399,963

Aerospace (0.3%)
MTC Technologies, Inc. (b)	12,723	413,498

Auto Parts & Equipment (3.5%)
Gentex Corp.	58,700	1,872,530
LKQ Corp. (b)	52,697	1,057,629
O’Reilly Automotive, Inc. (b)	44,700	2,213,991

		5,144,150

Banks: Outside New York City (0.1%)
Mercantile Bank Corp.	4,000	163,520

Biotechnology Research & Production (1.9%)
Anika Therapeutics, Inc. (b)	29,824	381,747
Arthrocare Corp. (b)	30,100	857,850
InKine Pharmaceutical Co., Inc. (b)	65,129	201,900
Kensey Nash Corp. (b)	23,678	641,200
Vnus Medical Technologies (b)	56,382	652,904

		2,735,601

Building Materials (0.5%)
Trex Co., Inc. (b)	17,259	766,472

Casinos & Gambling (1.0%)
Scientific Games Corp. (b)	62,700	1,432,695

Commercial Information Services (0.9%)
Ask Jeeves, Inc. (b)	18,204	511,168
Audible, Inc. (b)	63,380	856,898

		1,368,066

Commercial Services (1.4%)
CoStar Group, Inc. (b)	30,800	1,134,980
Vertrue, Inc. (b)	24,550	870,052

		2,005,032

Computer Services, Software & Systems (4.8%)
Altiris, Inc. (b)	58,501	1,395,249
Digital River, Inc. (b)	41,743	1,300,712
eCollege.com, Inc. (b)	4,020	52,019
Merge Technologies, Inc. (b)	53,344	936,187
PDF Solutions, Inc. (b)	26,858	376,012
RADVision Ltd. (b)	67,121	849,752
RightNow Technologies, Inc. (b)	75,118	920,947
Safenet, Inc. (b)	41,579	1,218,680

		7,049,558

	Shares
	or
	Principal
	Amount	Value
Computer Software & Services (5.0%)
Avid Technology, Inc. (b)	34,000	1,840,079
Cerner Corp. (b)	49,650	2,607,121
EPIQ Systems, Inc. (b)	44,910	582,932
Intergraph Corp. (b)	29,100	838,371
Macromedia, Inc. (b)	2,700	90,450
MicroStrategy, Inc. (b)	23,100	1,253,637

		7,212,590

Computer Technology (1.2%)
M-Systems Flash Disk Pioneers Ltd.(b)	52,057	1,147,336
Synaptics, Inc. (b)	28,106	652,059

		1,799,395

Construction & Engineering (1.1%)
Chicago Bridge & Iron Co.	35,600	1,567,468

Consumer Products (0.8%)
USANA Health Sciences, Inc. (b)	24,591	1,163,154

Diversified Financial Services (1.2%)
Euronet Worldwide, Inc. (b)	63,747	1,819,977

Drugs & Pharmaceuticals (4.9%)
Able Laboratories, Inc. (b)	32,480	761,981
Bone Care International, Inc. (b)	46,586	1,208,441
Connetics Corp. (b)	22,075	558,277
Kos Pharmaceuticals, Inc. (b)	32,080	1,337,093
Salix Pharmaceuticals, Inc. (b)	22,104	364,495
SFBC International, Inc. (b)	54,362	1,915,716
United Therapeutics Corp. (b)	22,886	1,045,776

		7,191,779

E – Commerce/Products (0.0%)
Provide Commerce, Inc. (b)	1,200	34,656

Education (1.7%)
ITT Educational Services, Inc. (b)	52,700	2,555,950

Educational Software (0.7%)
Blackboard, Inc. (b)	55,500	967,920

Electronics (1.0%)
BEI Technologies, Inc.	11,301	270,885
Cree, Inc. (b)	58,050	1,262,587

		1,533,472

Electronics – Medical Systems (0.5%)
Hologic, Inc. (b)	22,956	731,723

Electronics – Semiconductors (4.2%)
PowerDsine Ltd. (b)	100,748	1,030,652
Sigmatel, Inc. (b)	45,116	1,688,692
Silicon Image, Inc. (b)	80,802	812,868
Tessera Technologies, Inc. (b)	62,083	2,683,848

		6,216,060

Energy Miscellaneous (1.2%)
Veritas DGC, Inc. (b)	59,083	1,770,127

Entertainment Software (1.3%)
Take-Two Interactive Software, Inc. (b)	48,260	1,886,966

Financial (1.4%)
Financial Federal Corp.	60,050	2,123,969

Financial / Miscellaneous (0.7%)
Portfolio Recovery Associates, Inc. (b)	29,997	1,020,798

	Shares
	or
	Principal
	Amount	Value
Financial Services (3.9%)
City National Corp.	13,200	921,624
Corporate Executive Board Co. (The )	37,900	2,423,705
FactSet Research Systems, Inc.	72,475	2,392,400

		5,737,729

Food & Beverage (1.2%)
J.M. Smucker Co. (The)	35,700	1,795,710

Health Care Facilities (4.8%)
American Healthways, Inc. (b)	105,126	3,471,261
LCA-Vision, Inc.	108,319	3,607,022

		7,078,283

Health Care Management Services (0.7%)
Centene Corp. (b)	32,611	978,004

Health Care Services (4.8%)
AmSurg Corp. (b)	94,500	2,390,850
Dendrite International, Inc. (b)	132,400	1,858,896
Odyssey Healthcare, Inc. (b)	91,100	1,071,336
VISX, Inc. (b)	74,550	1,747,452

		7,068,534

Home Building (0.8%)
Desarrolladora Homex SA de CV (b)	49,591	1,218,947

Insurance: Multi-Line (0.3%)
HealthExtras, Inc. (b)	25,481	424,259

Internet (2.1%)
Checkfree Corp. (b)	66,306	2,702,633
Stamps.com, Inc. (b)	27,200	451,520

		3,154,153

Lawn & Garden Services (0.9%)
Scotts Co. (The) (b)	17,800	1,250,094

Machinery, Equipment, & Supplies (0.5%)
Bucyrus International, Inc. Class A	19,000	742,140

Machinery, Construction, & Handling (0.6%)
A.S.V., Inc. (b)	21,677	859,385

Medical (0.9%)
Angiotech Pharmaceuticals, Inc. (b)	37,400	574,090
Psychiatric Solutions, Inc. (b)	14,800	680,800

		1,254,890

Medical & Dental Instruments & Supplies (1.8%)
American Science & Engineering, Inc. (b)	3,630	162,297
Kyphon, Inc. (b)	38,876	978,509
Laserscope (b)	26,847	852,124
Lifecell Corp. (b)	72,526	645,481

		2,638,411

Medical Products (2.2%)
Allscripts Healthcare Solutions, Inc. (b)	60,500	865,150
Martek Biosciences Corp. (b)	41,700	2,426,523

		3,291,673

Miscellaneous Materials & Processing (1.0%)
Ceradyne, Inc. (b)	67,600	1,512,212

Miscellaneous Product Durables (0.7%)
TurboChef Technologies, Inc. (b)	69,343	1,032,517

Oil & Gas (1.6%)
Newfield Exploration Co. (b)	31,050	2,305,773

\

	Shares
	or
	Principal
	Amount	Value
Oil: Cruse Producers (2.7%)
Carrizo Oil & Gas, Inc. (b)	122,568	2,082,430
Petroleum Development Corp. (b)	13,825	521,064
Whiting Petroleum Corp. (b)	32,788	1,337,095

		3,940,589

Pharmaceuticals (0.4%)
MGI Pharma, Inc. (b)	25,400	641,858

Production Technology Equipment (0.3%)
Rudolph Technologies, Inc. (b)	26,110	393,217

Resorts & Theme Parks (1.1%)
Vail Resorts, Inc. (b)	61,100	1,542,775

Restaurants (0.3%)
Panera Bread Co., Class A (b)	8,100	457,893

Retail (2.5%)
A.C. Moore Arts & Crafts, Inc. (b)	2,400	63,984
Build-A-Bear Workshop, Inc. (b)	30,499	934,794
Chico’s FAS, Inc. (b)	37,303	1,054,183
Fossil, Inc. (b)	65,250	1,691,606

		3,744,567

Services: Commercial (0.7%)
Ctrip.com International Ltd. ADR KY (b)	28,505	1,078,914

Shoes (0.7%)
Deckers Outdoor Corp. (b)	28,205	1,008,047

Soft Drinks (1.3%)
Hansen Natural Corp. (b)	31,411	1,886,859

Technology (3.0%)
Alvarion Ltd. (b)	66,397	636,747
AudioCodes Ltd. (b)	99,931	1,125,223
Catapult Communications Corp. (b)	14,419	307,846
Ixia (b)	83,525	1,485,910
Ulticom, Inc. (b)	70,342	782,906

		4,338,632

Textile Products (0.1%)
DHB Industries, Inc. (b)	12,858	113,150

Transportation (2.4%)
J.B. Hunt Transport Services, Inc.	43,700	1,912,749
Kansas City Southern Industries, Inc. (b)	86,250	1,661,175

		3,573,924

Veterinary Diagnostics (0.5%)
VCA Antech, Inc. (b)	36,700	742,441

Wholesale & International Trade (1.6%)
Central European Distribution Corp. (b)	68,626	2,284,560

Total Common Stocks		137,289,898

Cash Equivalents (7.3%)
Investments in repurchase agreements (collaterized by AA Corporate Bonds, in a joint trading account at 2.80%, dated 03/31/05, due 04/01/05, repurchase price $10,710,714)	10,709,881	10,709,881

Total Cash Equivalents		10,709,881

	Shares
	or
	Principal
	Amount	Value
Short-Term Securities Held as Collateral for Securities Lending (11.8%)
Pool of short-term securities for Gartmore Variable Insurance Trust Funds – Notes to Statement of Investments (Securities Lending)	$17,282,328	17,282,328

Total Short-Term Securities Held as Collateral for Securities Lending		17,282,328

Total Investments (Cost $137,602,990) (a) - 112.6%		165,282,107
Liabilities in excess of other assets - (12.6)%		(18,423,197)

NET ASSETS - 100.0%		$146,858,910

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Represents non-income producing securities.

ADR          American Deporsitary Receipt

KY            Cayman Islands

Gartmore Variable Insurance Trust
GVIT Small Company Fund
Statement of Investments
March 31, 2005
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (95.5%)
Australia (1.4%)
Building & Construction (0.0%)
United Group Ltd. (c)	56,829	$324,296

Clothing (0.1%)
Pacific Dunlop Ltd. (c)	92,687	705,053
Billabong International Ltd. (c)	37,411	384,407

		1,089,460

Conglomerates (0.1%)
CSR Ltd. (c)	458,621	872,102

Engineering (0.0%)
Downer Edi Ltd. (c)	72,515	292,243

Equipment Leasing (0.0%)
Coates Hire Ltd. (c)	102,417	368,004

Finance (0.4%)
Australian Stock Exchange Ltd. (c)	72,941	1,141,929
Perpetual Trustees Australia Ltd. (c)	20,955	926,401
Sfe Corp. Ltd. (c)	65,368	454,237

		2,522,567

Food - Retail (0.1%)
Macquarie Countrywide Trust (c)	500,000	707,690
National Foods Ltd. (c)	44,092	216,834

		924,524

Gambling (0.0%)
Unitab Ltd. (c)	41,007	440,449

Multimedia (0.1%)
News & Media Ltd. (c)	135,984	536,011

Oil & Gas (0.2%)
Australian Pipeline Trust (c)	53,385	154,758
Oil Search Ltd. (b)(c)	621,562	1,163,920

		1,318,678

Publishing (0.1%)
John Fairfax Holdings Ltd. (c)	143,645	463,966

Recycling (0.1%)
Sims Group Ltd. (c)	61,116	797,385

Retail (0.1%)
Colorado Group Ltd. (c)	172,115	784,818
David Jones Ltd. (c)	139,464	214,584

		999,402

Television (0.1%)
Ten Network Holdings Ltd. (c)	428,686	1,196,213

		12,145,300

Belgium (0.2%)
Chemicals (0.0%)
Tessenderlo Chemie NV (c)	6,558	284,306

Metals (0.1%)
Umicore (c)	3,724	378,180

	Shares
	or
	Principal
	Amount	Value
Photographic Products (0.1%)
Agfa Gevaert NV (c)	11,671	408,496

Shipping (0.0%)
Company Maritime Belge SA (c)	3,695	140,739
Euronav SA (c)	4,434	147,158

		287,897

		1,358,879

China (0.1%)
Audio/Video Products (0.0%)
TCL Multimedia Technology Holdings Ltd. (c)	1,010,000	253,219

Internet Content (0.1%)
Netease.com, Inc. ADR (b)(c)	15,100	727,971

		981,190

Denmark (0.1%)
Building & Construction (0.0%)
Sjaelso Gruppen AS (b)(c)	1,585	195,850

Financial Services (0.1%)
Simcorp AS (b)(c)	7,118	581,846

Telephone Communications (0.0%)
GN Store Nord AS (c)	26,206	300,910

		1,078,606

Finland (0.4%)
Financial Services (0.2%)
OKO Osuuspankkien Oyj (c)	94,170	1,541,005

Internet Services (0.0%)
Saunalahti Group Oyj (c)	117,393	305,103

Steel (0.1%)
Rautaruukki Oyj (c)	60,789	816,345

Telecommunication Equipment (0.1%)
Elcoteq Network Corp. (c)	47,701	950,375

		3,612,828

France (0.8%)
Building & Construction (0.0%)
Kaufman & Broad SA (b)(c)	4,394	257,854

Computer Services (0.2%)
Alten (b)(c)	25,739	634,229
Groupe Steria SCA	11,683	451,372
Iliad SA (b)(c)	9,460	351,613

		1,437,214

Electrical Equipment (0.1%)
Nexans SA (c)	14,840	613,814

Food (0.1%)
Elior (c)	93,745	1,191,692

Leisure / Entertainment (0.0%)
Trigano SA (c)	2,934	260,802

Medical Providers (0.1%)
Generale de Sante (c)	27,873	552,708

Metals (0.1%)
CFF Recycling (c)	37,634	1,275,528

Publishing (0.1%)
Spir Communication (c)	3,418	671,567

Software (0.1%)
Cie Generale de Geophysique SA (b)(c)	9,726	850,207

		7,111,386

Germany (0.7%)

	Shares
	or
	Principal
	Amount	Value
Computer Services (0.0%)
SAP Systems Integration AG (b)(c)	5,225	177,881

Diversified (0.3%)
K&S AG (c)	18,362	1,030,866
Tui AG (c)	40,206	1,059,261

		2,090,127

Electronic Components (0.0%)
Epcos AG (b)(c)	31,274	431,840

Electronics (0.0%)
Techem AG (b)(c)	10,106	438,662

Financial Services (0.0%)
MPC Muenchmeyer Petersen Capital AG (b)(c)	4,884	338,998

Internet Services / Software (0.0%)
Freenet.de AG (b)(c)	11,384	302,881

Metal Processors & Fabrication (0.2%)
Norddeutsche Affinerie AG (b)(c)	54,593	1,202,002

Telecommunications (0.2%)
Mobilcom AG (c)	29,506	676,482
Telegate AG (b)(c)	19,296	347,329

		1,023,811

		6,006,202

Greece (0.1%)
Entertainment (0.1%)
Intralot SA (c)	41,908	1,284,394

Hong Kong (0.4%)
Electronics (0.0%)
VTech Holdings Ltd. (c)	228,000	316,955

Financial Services (0.1%)
Guoco Group Ltd. (c)	76,000	764,664

Real Estate (0.0%)
China Overseas Land & Investment Ltd. (c)	1,166,000	257,993

Semiconductors (0.1%)
ASM Pacific Technology Ltd. (c)	175,000	751,599

Telephone Communications (0.1%)
SmarTone Telecommunications Holdings Ltd. (c)	625,500	689,253

Transportation (0.1%)
Orient Overseas International (c)	99,000	476,791

		3,257,255

Ireland (0.2%)
Building & Construction (0.2%)
McInerney Holdings PLC (b)(c)	79,317	894,697

Diversified Operations (0.0%)
DCC PLC (c)	12,469	290,003

Gambling (0.0%)
Paddy Power PLC (c)	25,353	433,681

		1,618,381

Italy (0.4%)
Building Materials (0.0%)
Cementir (c)	35,349	207,315

Food & Beverage (0.1%)
Cremonini SPA (c)	264,931	813,617

Real Estate (0.1%)
Pirelli & C. Real Estate SPA (b)(c)	23,015	1,245,867

Textile Products (0.2%)
Marzotto (Gaetano) & Figli SPA (c)	72,334	1,513,396

	Shares
	or
	Principal
	Amount	Value
		3,780,195

Japan (4.2%)
Aluminum (0.0%)
Sankyo-Tateyama Ho Npv (c)	67,000	214,180

Auto & Auto Parts (0.4%)
Isuzu Motors Ltd. (b)(c)	96,000	253,523
Keihin Corp. (c)	75,700	1,274,123
Nissan Diesel Motor Co. Ltd. (c)	196,000	877,231
Nissan Shatai Co. Ltd. (c)	59,000	439,411
Nissin Kogyo Co. Ltd. (c)	7,600	240,903
Press Kogyo Co. Ltd. (c)	142,000	531,265

		3,616,456

Banking/Insurance (0.1%)
Sanyo Electric Credit Co. Ltd. (c)	10,500	241,828
Shinki Co. Ltd. (c)	101,900	903,833

		1,145,661

Banks (0.0%)
Keiyo Bank Ltd. (c)	83,000	439,732

Building & Construction (0.1%)
Bunka Shutter Co. Ltd. (c)	42,000	207,104
Sumitomo Osaka Cement Co. Ltd. (c)	208,000	543,565
Toda Corp. (c)	79,000	388,509

		1,139,178

Business Services (0.1%)
Secom Techno Service Co. Ltd. (c)	12,500	461,577

Chemicals (0.1%)
Mec Co. Ltd. (c)	24,900	403,906
Tohcello Co. Ltd. (c)	41,000	243,685
Tokuyama Corp. (c)	32,000	229,734
Toyo Tire & Rubber Co. Ltd. (c)	85,000	284,219

		1,161,544

Computer Software & Services (0.1%)
Otsuka Shokai Co. Ltd. (c)	7,600	524,111
Trans Cosmos, Inc. (c)	12,900	484,899

		1,009,010

Consulting Services (0.1%)
K.K. DaVinci Advisors (b)(c)	376	778,832

Drugs (0.1%)
Santen Pharmaceutical Co. Ltd. (c)	58,500	1,254,685

Electrical & Electronic (0.6%)
CMK (c)	17,000	273,697
Dainippon Screen Manufacturing. Co. Ltd. (c)	81,000	546,087
Eizo Nanao Corp. (c)	20,300	614,026
Hosiden Corp. (c)	35,500	396,295
Kenwood Corp. (b)(c)	111,000	236,413
KOA Corp. (c)	77,100	607,321
Shibaura Mechatronics Corp. (c)	44,000	397,148
Star Micronics (c)	90,000	824,650
Toshiba TEC (c)	139,000	670,245

		4,565,882

Food (0.2%)
Kirin Beverage Corp. (c)	13,400	339,698
Plenus Co. Ltd. (c)	10,100	305,914
Toyo Suisan Kaisha Ltd. (c)	45,000	702,806
Warabeya Nichiyo Co. Ltd. (b)(c)	30,800	594,474

		1,942,892

Gambling (0.1%)
Mars Engineering Corp. (c)	15,300	492,565

	Shares
	or
	Principal
	Amount	Value
Industrial Gases (0.0%)
Air Water, Inc. (c)	40,000	295,058

Leasing (0.0%)
Sumisho Lease Co. Ltd. (c)	10,400	386,029

Leisure (0.1%)
Namco Ltd. (c)	61,700	800,921

Machinery (0.5%)
Fuji Electric Co. Ltd. (c)	91,000	286,068
Nabtesco Corp. (c)	177,000	1,127,976
Sumitomo Heavy Industries Ltd. (c)	415,000	1,628,448
Toshiba Machine Co. Ltd. (c)	77,000	414,681
Tsugami Corp. (c)	119,000	494,183

		3,951,356

Manufacturing (0.3%)
Amano Corp. (c)	80,000	895,724
Glory Ltd. (c)	70,900	1,318,958

		2,214,682

Medical Instruments (0.2%)
Nihon Kohden Corp. (c)	106,000	1,341,533
Topcon Corp. (c)	27,000	467,405

		1,808,938

Medical-Drugs (0.3%)
Eiken Chemical Co. Ltd. (c)	96,000	1,106,008
Rohto Pharmaceutical Co. Ltd. (c)	33,000	399,792
Tsuruha Co. Ltd. (b)(c)	21,100	716,673

		2,222,473

Metals (0.3%)
Chuo Denki Kogyo Co. Ltd. (c)	29,000	385,775
Osaka Steel Co. Ltd. (c)	89,600	1,225,067
Ryobi Ltd. (c)	143,000	648,643

		2,259,485

Networking Products (0.0%)
NextCom K.K. (c)	88	339,750

Real Estate (0.1%)
Aeon Mall Co. Ltd. (c)	3,800	151,914
Tokyu Livable, Inc. (c)	13,900	479,057

		630,971

Real Estate Investment / Management (0.0%)
AEON Mall Co. Ltd. (b)(c)	10,800	409,011

Retail (0.2%)
Aoki International Co. Ltd. (c)	24,000	316,225
Okuwa Co. Ltd. (c)	53,000	578,098
Ryohin Keikaku Co. Ltd. (c)	9,500	468,954
Sundrug Co. Ltd. (c)	23,500	810,015

		2,173,292

Telecommunications (0.1%)
New Japan Radio Co. Ltd. (c)	58,000	464,187

Textile Products (0.0%)
Nitto Boseki Co. Ltd. (c)	152,000	325,194

Transportation (0.1%)
Nippon Konpo Unyu Soko Co. Ltd. (c)	47,000	536,677
Sankyu, Inc. (c)	105,000	390,796

		927,473

		37,431,014

Netherlands (0.6%)
Building & Construction (0.1%)
Heijmans NV CVA (c)	18,370	755,175

	Shares
	or
	Principal
	Amount	Value
Business Services (0.1%)
United Services Group NV (c)	20,774	664,464

Computer Software (0.0%)
Unit 4 Agresso NV (b)(c)	25,042	428,515

Financial Investments (0.0%)
Corio NV (c)	5,409	302,530

Packaging (0.0%)
Buhrmann NV (c)	22,576	228,209

Real Estate Development (0.2%)
Koninklijke Bam Groep NV (c)	23,791	1,403,811

Storage/Warehousing (0.1%)
Koninklijke Vopak NV (c)	29,876	707,859

Tools (0.1%)
Stork NV (c)	22,202	863,714

		5,354,277

New Zealand (0.1%)
Building Materials (0.1%)
Fletcher Building Ltd. (c)	134,034	633,948

Norway (0.3%)
Banking & Finance (0.1%)
Aktiv Kapital ASA (c)	17,637	327,560
Sparebanken Nord-Norge (c)	17,640	322,850
Sparebanken Rogaland (b)(c)	3,917	245,172

		895,582

Computers-Integrated Systems (0.0%)
Visma ASA (c)	10,525	119,431

Oil-Field Services (0.1%)
Petroleum Geo-Services ASA (b)(c)	10,234	673,791

Printing & Publishing (0.1%)
Schibsted ASA (c)	28,272	742,225

		2,431,029

Puerto Rico (0.2%)
Computers (0.2%)
CCC Information Services Group, Inc. (b)(c)	78,557	1,795,027

Singapore (0.4%)
Computer Hardware Manufacturing (0.0%)
MFS Technology Ltd. (c)	264,000	117,340

Diversified Products (0.0%)
First Engineering Ltd. (c)	240,000	181,520

Oil & Gas (0.1%)
Singapore Petroleum Co. Ltd. (c)	195,000	483,908

Publishing (0.0%)
Singapore Press Holdings Ltd. (c)	96,000	265,058

Real Estate (0.1%)
CapitaMall Trust (c)	198,000	244,658
Keppel Land Ltd. (c)	393,000	546,948

		791,606

Services (0.0%)
Singapore Airport Terminal Services Ltd. (c)	206,000	261,749

Technology (0.0%)
Sembcorp Industries Ltd. (c)	261,000	306,557

Transportation (0.2%)
Neptune Orient Lines (c)	412,000	917,394

		3,325,132

Spain (0.3%)

	Shares
	or
	Principal
	Amount	Value
Airlines (0.0%)
Iberia Lineas Aereas de Espana SA (c)	79,777	266,897

Electric Integrated (0.0%)
Aem SPA (c)	122,055	264,041

Financial Services (0.0%)
Inmobiliaria Colonial SA (c)	5,413	263,369

Retail (0.1%)
Cortefiel SA (c)	44,603	773,409

Steel Manufacturing/Products (0.1%)
Boehler-Uddeholm (c)	4,653	634,575

Transportation & Services (0.1%)
Dampskibsselskabet Torm AS (b)(c)	10,454	556,448

		2,758,739

Sweden (0.6%)
Auto - Retail (0.0%)
Bilia AB (b)(c)	13,240	260,627

Electronic Equipment (0.1%)
Gunnebo AB (b)(c)	41,400	606,823

Finance Services (0.1%)
D. Carnegie & Co. AB (c)	74,530	847,859

Home Furnishing (0.1%)
Nobia AB (c)	66,011	1,246,497

Medical Providers (0.1%)
Capio AB (b)(c)	40,002	605,602

Metal Fabricate/Hardware (0.0%)
SSAB - Series A (c)	10,340	256,527

Real Estate (0.2%)
Kungsleden AB (b)(c)	31,416	1,429,030

		5,252,965

Switzerland (0.5%)
Appliances (0.1%)
AFG Arbonia-Forster Holding AG (c)	4,178	1,154,541

Building & Construction (0.2%)
Sika Finanz AG (c)	2,273	1,695,565

Manufacturing - Capital Goods (0.0%)
Georg Fischer AG (b)(c)	1,186	369,096

Retail (0.1%)
Charles Voegele Holding AG (c)	13,042	776,248

Semiconductors (0.1%)
Micronas Semiconductor Holding AG (b)(c)	11,178	466,316

Telecommunications (0.0%)
Ascom Holding AG (b)(c)	14,069	237,832

		4,699,598

United Kingdom (2.5%)
Auto - Retail (0.1%)
European Motor Holdings PLC (c)	49,776	224,330
Inchcape PLC (c)	27,743	1,037,717

		1,262,047

Automotive Rental (0.1%)
Arriva PLC (c)	113,635	1,127,413

Brewery (0.1%)
Pennon Group PLC (c)	13,181	243,090
Wolverhampton & Dudley Breweries PLC (c)	44,415	944,527

		1,187,617

Building & Construction (0.2%)

	Shares
	or
	Principal
	Amount	Value
Carillion PLC (c)	72,204	332,835
Kier Group PLC (c)	58,154	944,722
SIG PLC (c)	76,396	898,420

		2,175,977

Consumer Products (0.1%)
Body Shop International PLC (c)	73,930	278,652
De La Rue PLC (c)	42,583	307,428
Mcbride PLC (c)	233,482	667,662

		1,253,742

Diversified Operations (0.1%)
Brambles Industries PLC (c)	201,065	1,150,761

Electronic Components (0.0%)
Renishaw PLC (c)	19,948	276,128

Engineering (0.1%)
Barratt Developments PLC (c)	58,315	727,740

Financial Services (0.4%)
Amlin PLC (c)	394,668	1,282,605
Bradford & Bingley PLC (c)	92,523	537,576
Brit Insurance Holdings PLC (c)	526,146	805,343

		2,625,524

Food Diversified (0.5%)
Dairy Crest Group PLC (c)	125,411	1,097,020
Devro PLC (c)	173,394	419,010
Northern Foods PLC (c)	268,827	783,305
Tate & Lyle PLC (c)	86,010	862,902

		3,162,237

Insurance (0.1%)
Hiscox PLC (c)	160,085	486,305

Manufacturing (0.0%)
Cookson Group PLC (b)(c)	439,605	332,050

Materials (0.1%)
Pilkington PLC (c)	218,931	490,391

Medical Supplies (0.0%)
Cambridge Antibody Technology Group PLC (b)(c)	27,894	347,650

Real Estate (0.1%)
Brixton PLC (c)	134,435	866,149

Retail (0.1%)
Kesa Electricals PLC (c)	88,200	503,068
Woolworths Group PLC (c)	359,745	369,111

		872,179

Storage/Warehousing (0.0%)
Wincanton PLC (c)	55,562	286,012

Transportation (0.1%)
Go-Ahead Group PLC (c)	29,278	810,062

Travel Services (0.1%)
First Choice Holidays PLC (c)	233,385	761,325

Utilities (0.2%)
Northumbrian Water Group PLC (c)	389,636	1,295,923
Viridian Group PLC (c)	18,050	258,429

		1,554,352

		21,755,661

United States (81.0%)
Advertising/Marketing (1.0%)
Arbitron, Inc.	44,300	1,900,470
Catalina Marketing Corp.	36,640	948,976
Getty Images, Inc. (b)	50,400	3,583,944
Harte-Hanks, Inc.	87,800	2,419,768

	Shares
	or
	Principal
	Amount	Value
		8,853,158

Aerospace / Defense (1.3%)
AAR Corp. (b)	105,000	1,428,000
Alliant Techsystems, Inc. (b)	10,350	739,508
Aviall, Inc. (b)	28,000	784,000
Esterline Technologies Corp. (b)	58	2,004
FLIR Systems, Inc. (b)	43,800	1,327,140
Hexcel Corp. (b)	39,941	619,485
Innovative Solutions & Support, Inc. (b)	8,086	256,731
MTC Technologies, Inc. (b)	34,100	1,108,250
Triumph Group, Inc. (b)	38,000	1,479,720
United Defense Industries, Inc.	56,770	4,168,052

		11,912,890

Agricultural Operations (0.0%)
Alico, Inc. (b)	1,000	52,700

Airlines (0.3%)
Expressjet Holdings, Inc.	63,600	725,676
Mesa Air Group (b)	5,664	39,648
Pinnacle Airlines Corp.	40,300	427,986
Republic Airways Holdings, Inc. (b)	110,000	1,375,000

		2,568,310

Aluminum (0.2%)
Century Aluminum Co. (b)	55,000	1,664,300

Apparel (0.0%)
Hartmarx Corp. (b)	16,061	153,222
K-Swiss, Inc.	7,701	254,364

		407,586

Applications Software (0.2%)
Salesforce.com, Inc. (b)	92,700	1,389,573

Auction House (0.5%)
Ritchie Brothers Auctioneers, Inc.	130,400	4,120,640
Sotheby’s Holdings, Inc. (b)	6,823	115,718

		4,236,358

Auto & Auto Parts (1.7%)
American Axle & Manufacturing Holdings, Inc.	49,800	1,220,100
Clarcor, Inc.	41,100	2,135,556
Gentex Corp.	90,600	2,890,139
LKQ Corp. (b)	77,528	1,555,987
O’Reilly Automotive, Inc. (b)	66,690	3,303,155
Polaris Industries, Inc.	15,290	1,073,817
Tenneco Automotive, Inc. (b)	66,475	828,279
Terex Corp. (b)	19,700	853,010
TRW Automotive Holdings Corp. (b)	27,971	543,477
Winnebago Industries, Inc.	19,200	606,720

		15,010,240

Automotive (0.0%)
Aftermarket Technology Corp. (b)	6,944	114,576
Dura Automotive Systems, Inc. (b)	5,555	26,775

		141,351

Banking (2.4%)
Accredited Home Lenders (b)	30,500	1,105,015
Amcore Financial, Inc.	23,000	649,750
BancFirst Corp.	1,729	119,336
BOK Financial Corp. (b)	30,239	1,230,123
Boston Private Financial Holdings, Inc.	53,500	1,270,625
Capital Crossing Bank (b)	10,865	357,459
Center Financial Corp.	1,984	34,978
City Holding Co.	2,126	62,791

	Shares
	or
	Principal
	Amount	Value
Columbia Banking System, Inc.	1,458	34,628
Community Trust Bancorp, Inc.	715	20,599
Corus Bankshares, Inc.	6,491	309,556
Dime Community Bancshares	107,750	1,637,799
First Citizens BancShares, Inc.	986	144,331
First Republic Bancorp, Inc.	1,159	37,517
Firstbank Corp.	48,976	2,069,235
FirstFed Financial Corp. (b)	7,365	375,689
Flagstar Bancorp, Inc.	89,641	1,752,481
Franklin Bank Corp. (b)	93,100	1,605,975
Fremont General Corp.	54,872	1,206,635
International Bancshares Corp.	2,933	101,687
MAF Bancorp, Inc.	27,500	1,142,350
New Century Financial Corp.	30,686	1,436,719
Old Second Bancorp, Inc.	1,508	45,504
Oriental Financial Group, Inc.	130,626	3,059,260
Pacific Capital Bancorp	9,729	289,730
Santander Bancorp	590	15,535
Southwest Bancorp, Inc.	1,911	35,258
Texas Capital Bancshares, Inc. (b)	64,000	1,344,000
West Coast Bancorp Oregon	896	21,325
WFS Financial, Inc. (b)	2,552	110,119

		21,626,009

Broadcasting (0.3%)
Radio One, Inc. (b)	171,300	2,526,675

Brokerage Services (0.1%)
Neenah Paper, Inc.	22,400	753,088

Building & Construction (1.8%)
Brookfield Homes Corp.	23,000	970,830
Chicago Bridge & Iron Co.	74,400	3,275,832
Eagle Materials, Inc.	9,300	732,840
Florida Rock Industries, Inc.	28,100	1,652,842
Lennox International, Inc.	6,678	146,382
Louisiana-Pacific Corp.	41,181	1,035,290
MDC Holdings, Inc.	9,778	681,038
Meritage Homes Corp. (b)	15,657	922,510
NVR, Inc. (b)	2,876	2,257,660
Perini Corp. (b)	17,412	240,111
Simpson Manufacturing Co., Inc.	61,200	1,891,080
USG Corp. (b)	43,447	1,440,703
Washington Group International, Inc. (b)	18,200	818,818

		16,065,936

Chemicals (1.0%)
A. Schulman, Inc.	70,000	1,219,400
Ferro Corp.	49,000	922,180
Georgia Gulf Corp.	54,737	2,516,807
Newmarket Corp. (b)	7,868	146,345
Octel Corp. (b)	30,700	568,871
OM Group, Inc. (b)	55,800	1,697,436
Terra Industries, Inc. (b)	217,768	1,689,880

		8,760,919

Coal (0.2%)
Foundation Coal Holdings, Inc.	60,000	1,410,600

Commercial Services (0.5%)
Coinstar, Inc. (b)	35,500	752,600
Costar Group, Inc. (b)	48,400	1,783,540
Insurance Auto Auctions, Inc.	42,300	1,178,055
Macquarie Infrastructure Co. Trust (b)	28,900	809,200
Prepaid Legal Services, Inc.	640	21,658

	Shares
	or
	Principal
	Amount	Value
		4,545,053

Communications (0.7%)
Emmis Communications Corp., Class A (b)	70,500	1,355,010
R.H. Donnelley Corp. (b)	67,495	3,920,785
Ubiquitel, Inc. (b)	71,709	480,450
Usa Mobility, Inc. (b)	1,815	58,806

		5,815,051

Computer Service (2.2%)
Acxiom Corp.	44,053	922,029
Agilysys, Inc.	71,875	1,413,063
Anteon International Corp. (b)	77,200	3,005,396
Banta Corp.	22,800	975,840
Cerner Corp. (b)	73,900	3,880,489
Earthlink, Inc. (b)	130,427	1,173,843
Maxtor Corp. (b)	290,000	1,542,800
Micros Systems, Inc. (b)	95,460	3,504,337
MTS Systems	19,442	564,401
Phoenix Technology Ltd. (b)	4,696	44,706
RSA Security, Inc. (b)	77,900	1,234,715
Sykes Enterprises, Inc. (b)	111,000	762,570

		19,024,189

Computer Software (2.2%)
Activision, Inc. (b)	0	5
Autodesk, Inc.	7,443	221,504
Avid Technology, Inc. (b)	76,000	4,113,119
Docucorp International, Inc. (b)	3,704	28,743
EPIQ Systems, Inc. (b)	65,820	854,344
FileNET Corp. (b)	28,900	658,342
Gamestop Corp. (b)	9,928	221,394
Hyperion Solutions Corp. (b)	15,900	701,349
Inter-Tel, Inc.	20,173	494,239
MAPICS, Inc. (b)	6,680	85,036
MicroStrategy, Inc. (b)	35,000	1,899,450
NETGEAR, Inc. (b)	77,500	1,169,475
Parametric Technology Corp. (b)	214,169	1,197,205
Scientific Games Corp. (b)	95,400	2,179,890
Shanda Interactive Entertainment Ltd. (b)	45,600	1,377,120
Sybase, Inc. (b)	10,076	186,003
Synnex Corp. (b)	3,653	63,635
Verint Systems, Inc. (b)	18,800	656,872
Western Digital Corp. (b)	123,000	1,568,250
Wind River Systems, Inc. (b)	104,000	1,568,320

		19,244,295

Computers - Memory Devices (0.1%)
Hutchinson Technology, Inc. (b)	21,200	737,336
Storage Technology Corp. (b)	3,583	110,356

		847,692

Consulting Services (0.5%)
51JOB, Inc. (b)	21,800	370,382
Geo Group, Inc. (b)	3,087	88,226
Heidrick & Struggles, Inc. (b)	16,509	607,036
The Advisory Board Co. (b)	79,600	3,478,520

		4,544,164

Consumer Goods & Services (1.4%)
Aaron Rents, Inc.	16,540	330,800
AptarGroup, Inc.	72,000	3,742,560
Church & Dwight Co., Inc.	111,700	3,961,999
Matthews International Corp., Class A	65,900	2,158,884
Scotts Company (The), Class A (b)	26,200	1,840,026

	Shares
	or
	Principal
	Amount	Value
Wolverine World Wide, Inc.	10,671	228,680
Yankee Candle Co. Inc. (b)	3,200	101,440

		12,364,389

Containers (0.3%)
Crown Holdings, Inc. (b)	107,000	1,664,920
Silgan Holdings, Inc.	10,559	686,124

		2,351,044

Cosmetics (0.5%)
Alberto-Culver Co., Class B	50,400	2,412,144
Chattem, Inc. (b)	20,708	920,885
Elizabeth Arden, Inc. (b)	47,300	1,122,902

		4,455,931

Data Processing & Reproduction (0.2%)
Fair, Issac and Co., Inc.	44,975	1,548,939

Defense (0.4%)
Engineered Support Systems, Inc.	52,025	2,784,378
Mantech International Corp., Class A (b)	39,480	910,804

		3,695,182

Diagnostic Equipment (0.3%)
Biosite Diagnostics, Inc. (b)	22,149	1,152,412
Diagnostic Products Corp.	29,000	1,400,700

		2,553,112

Distribution (0.0%)
NuCo2, Inc. (b)	6,900	181,470

Diversified Manufacturing Operations (0.2%)
Carlisle Companies, Inc.	16,100	1,123,297
Esco Technologies, Inc. (b)	5,342	429,230
Walter Industries, Inc.	8,451	359,590

		1,912,117

Education (0.7%)
Blackboard, Inc. (b)	83,900	1,463,216
ITT Educational Services, Inc. (b)	78,000	3,783,000
Skillsoft PLC (b)	148,900	547,952

		5,794,168

Electronic Components (0.3%)
Amphenol Corp., Class A	5,219	193,312
Ansoft Corp. (b)	30,038	810,425
Arrow Electronics, Inc. (b)	25,630	649,721
Avnet, Inc. (b)	12,455	229,421
Cyberoptics Corp. (b)	3,416	42,632
OSI Systems, Inc. (b)	26,900	471,019
Stoneridge, Inc. (b)	15,221	185,848

		2,582,378

Electronics (1.1%)
American Science & Engineering, Inc. (b)	9,694	433,419
Ametek, Inc.	1,984	79,856
Analogic Corp. (b)	11,400	493,050
Bel Fuse, Inc.	3,883	117,655
Brady Corp., Class A	68,400	2,212,740
Cree Research, Inc. (b)	85,500	1,859,625
Diodes, Inc. (b)	637	17,282
El Paso Electric Co. (b)	10,855	206,245
Lecroy Corp. (b)	35,508	608,252
Littlefuse, Inc. (b)	2,829	81,051
LoJack Corp. (b)	1,985	27,333
Mettler Toledo International, Inc. (b)	10,836	514,710
PNM Resources, Inc.	5,686	151,702
Varian Semiconductor Equipment	42,000	1,596,420

	Shares
	or
	Principal
	Amount	Value
Associates, Inc. (b)
WESCO International, Inc. (b)	49,532	1,386,896
WPS Resources Corp.	1,749	92,557

		9,878,793

Energy (0.4%)
CMS Energy Corp. (b)	140,120	1,827,165
Energy Conversion Devices, Inc. (b)	3,743	85,078
Exide Technologies	46,600	601,140
Sierra Pacific Resources	110,100	1,183,575

		3,696,958

Engineering Services (0.1%)
Michael Baker Corp. (b)	37,155	819,268

Entertainment (1.0%)
Ameristar Casinos, Inc.	4,937	269,955
Argosy Gaming Co. (b)	877	40,272
Hollywood Entertainment Corp. (b)	91,246	1,201,710
International Speedway Corp.	1,959	106,276
Lions Gate Entertainment Corp. (b)	229,900	2,540,395
LodgeNet Entertainment Corp. (b)	8,441	159,028
Netflix, Inc. (b)	26,200	284,270
New Frontier Media, Inc. (b)	2,375	16,991
Speedway Motorsports, Inc. (b)	16,700	596,190
Take-Two Interactive Software, Inc. (b)	70,940	2,773,754

THQ, Inc. (b)	38,800	1,091,832

		9,080,673

Environmental Services (0.2%)
Clean Harbors, Inc. (b)	3,014	55,277
Stericycle, Inc. (b)	46,900	2,072,980

		2,128,257

Financial (3.5%)
Affiliated Managers Group, Inc. (b)	42,100	2,611,463
Alabama National Bankcorp	14,500	897,405
American Capital Strategies Ltd.	83,000	2,607,030
Central Pacific Financial Corp.	124,800	4,199,520
Colonial Bancgroup, Inc.	53,000	1,087,560
East-West Bancorp, Inc.	54,100	1,997,372
Financial Federal Corp.	92,700	3,278,799
First Midwest Bancorp, Inc.	40,500	1,315,440
Greenhill & Co., Inc.	58,725	2,102,355
IndyMac Bancorp, Inc.	54,500	1,853,000
Mid-State Bancshares	30,900	821,940
Prosperity Bancshares, Inc.	40,000	1,059,600
Southwest Bancorp of Texas, Inc.	63,500	1,165,225
Texas Regional Bancshares, Inc., Class A	82,055	2,470,676
UCBH Holdings, Inc.	17,730	707,427
Westamerica Bankcorp	48,200	2,495,314

		30,670,126

Financial Services (2.6%)
Ace Cash Express, Inc. (b)	11,265	256,279
Bank of Hawaii Corp.	22,839	1,033,693
City National Corp.	32,784	2,288,979
CompuCredit Corp. (b)	8,027	213,679
Corporate Executive Board Co.	89,900	5,749,105
Downey Financial Corp.	14,220	874,957
Factset Research Systems, Inc.	147,200	4,859,072
Interactive Data Corp. (b)	50,400	1,045,800
Nelnet, Inc. (b)	500	15,915
Protective Life Corp.	26,791	1,052,886

	Shares
	or
	Principal
	Amount	Value
R & G Finanical Corp., Class B	78,101	2,434,408
SWS Group, Inc.	3,037	48,683
Triad Guaranty, Inc. (b)	27,401	1,441,567
Westcorp, Inc.	46,305	1,956,386

		23,271,409

Food & Beverage (0.9%)
AFC Enterprises, Inc. (b)	85,050	2,169,626
M & F Worldwide Corp. (b)	12,383	165,189
Peet’s Coffee & Tea, Inc. (b)	800	19,720
Pilgrim’s Pride Corp.	72,923	2,604,810
The J.M. Smucker Co.	53,600	2,696,079

		7,655,424

Food Distributors, Supermarkets & Wholesalers (0.5%)
Nasch-Finch Co.	24,961	948,268
Provide Commerce (b)	2,825	81,586
Sanderson Farms, Inc.	22,600	976,546
Seaboard Corp.	1,195	1,282,235
United Natural Foods, Inc. (b)	47,500	1,359,925

		4,648,560

Gaming / Hotels (1.3%)
Global Payment, Inc.	24,000	1,547,760
Kerzner International Ltd. (b)	51,000	3,122,730
Lakes Entertainment, Inc. (b)	57,000	1,026,000
Penn National Gaming, Inc. (b)	117,200	3,443,336
Shuffle Master, Inc. (b)	73,850	2,138,696

		11,278,522

Healthcare (5.3%)
American Healthways, Inc. (b)	108,800	3,592,576
Apria Healthcare Group, Inc. (b)	54,573	1,751,793
Beverly Enterprises, Inc. (b)	133,000	1,646,540
Charles River Laboratories International, Inc. (b)	39,530	1,859,491
Datascope Corp.	8,800	269,104
Eclipsys Corp. (b)	50,900	787,932
Haemonetics Corp. (b)	66,139	2,788,420
Henry Schein, Inc. (b)	28,000	1,003,520
IDEXX Laboratories, Inc. (b)	77,252	4,183,967
K-V Pharmaceutical Co. (b)	158,050	3,666,760
LifePoint Hospitals, Inc. (b)	35,000	1,534,400
Magellan Health Services, Inc. (b)	25,756	876,992
Mentor Corp.	100,600	3,229,260
Natures Sunshine Products, Inc.	1,162	19,952
Odyssey Healthcare, Inc. (b)	134,850	1,585,836
Psychiatric Solutions, Inc. (b)	22,400	1,030,400
Respironics, Inc. (b)	36,245	2,111,996
Serologicals Corp. (b)	50,000	1,222,000
Techne Corp. (b)	24,337	977,861
Vertrue, Inc. (b)	47,325	1,677,198
VISX, Inc. (b)	108,600	2,545,584
Amsurg Corp. (b)	199,016	5,035,104
Dendrite International, Inc. (b)	196,100	2,753,244
Genesis Healthcare Corp. (b)	5,010	214,879
Molina Healthcare, Inc. (b)	512	23,598
PacifiCare Health Systems, Inc. (b)	736	41,893
Res-Care, Inc. (b)	9,235	115,530
Sierra Health Services, Inc. (b)	2,677	170,900

		46,716,730

Home Furnishings (1.0%)
American Woodmark Corp.	36,800	1,335,104
Culp, Inc. (b)	691	4,077

	Shares
	or
	Principal
	Amount	Value
Genlyte Group, Inc. (b)	17,000	1,529,490
Hooker Furniture Corp.	32,500	613,925
SCP Pool Corp.	96,700	3,080,862
Stanley Furniture Co., Inc.	26,600	1,257,648
Toro Co.	10,020	886,770

		8,707,876

Hotels, Restaurants & Leisure (0.7%)
Great Wolf Resorts, Inc. (b)	171,486	4,278,576
Orient Express Hotels Ltd.	68,000	1,774,800

		6,053,376

Industrial (0.8%)
Actuant Corp. (b)	24,900	1,118,508
Agnico-Eagle Mines Ltd.	102,500	1,491,375
Airgas, Inc.	44,900	1,072,661
Blount International, Inc. (b)	8,416	142,904
CUNO, Inc. (b)	52,500	2,697,974
Gerber Scientific, Inc. (b)	16,584	120,732
Nordson Corp.	1,367	50,333
Titan International, Inc.	7,105	102,099

		6,796,586

Insurance (2.0%)
American Financial Group, Inc.	20,435	629,398
Arch Capital Group Ltd. (b)	27,000	1,081,080
Aspen Insurance Holdings Ltd.	115,988	2,924,058
Brown & Brown, Inc.	25,800	1,189,122
First American Corp.	80,914	2,665,307
HCC Insurance Holdings, Inc.	20,100	726,816
Hilb, Rogal & Hamilton Co.	26,300	941,540
LandAmerica Financial Group, Inc.	978	48,929
Markel Corp. (b)	3,275	1,130,563
Max Re Capital Ltd.	56,500	1,329,445
Montpelier Re Holdings Ltd.	17,700	622,155
Safety Insurance Group, Inc.	33,113	1,025,178
Selective Insurance Group, Inc.	5,149	238,038
Tower Group, Inc.	110,500	1,474,070
UICI	4,014	97,340
United Fire & Casualty Co.	30,025	1,015,746
Zenith National Insurance Corp.	15,841	821,514

		17,960,299

Internet Content (1.0%)
Checkfree Corp. (b)	98,185	4,002,021
CNET Networks, Inc. (b)	112,300	1,060,112
Infospace, Inc. (b)	23,000	939,090
Overstock.com, Inc. (b)	17,300	743,727
SINA Corp. (b)	19,700	611,882
Valueclick, Inc. (b)	40,100	425,461
Websense, Inc. (b)	27,300	1,468,740

		9,251,033

Internet Services (0.2%)
Akamai Technologies, Inc. (b)	102,800	1,308,644
Macromedia, Inc. (b)	4,200	140,700
Neoforma, Inc. (b)	64,400	511,980
Riverstone Networks, Inc. (b)	1	1
United Online, Inc. (b)	16,405	171,760

		2,133,085

Investment Companies (0.2%)
Calamos Asset Management, Inc.	65,500	1,763,260

Leisure (1.1%)
4Kids Entertainment, Inc. (b)	24,988	552,485

	Shares
	or
	Principal
	Amount	Value
Brunswick Corp.	2,535	118,765
Gaylord Entertainment (b)	53,000	2,141,200
Planetout, Inc. (b)	45,700	385,251
Regal Entertainment Group, Class A	43,600	916,908
Steinway Musical Instruments, Inc. (b)	6,800	203,728
Vail Resorts, Inc. (b)	99,654	2,516,264
WMS Industries, Inc. (b)	107,400	3,024,383

		9,858,984

Machinery (2.0%)
AGCO Corp. (b)	78,000	1,423,500
Applied Industrial Technology, Inc.	38,820	1,055,904
Bucyrus Internaional Inc., Class A	30,600	1,195,236
Commercial Metals Co.	64,200	2,175,738
Cummins Engine, Inc.	15,241	1,072,204
JLG Industries, Inc.	75,500	1,627,025
Joy Global, Inc.	82,500	2,892,450
Kennametal, Inc.	22,904	1,087,711
Middleby Corp.	10,100	498,940
Regal-Beloit Corp.	4,661	134,190
Sauer-Danfoss, Inc.	1,040	23,535
Tecumseh Products Co., Class A	38,600	1,528,946
Wabtec Corp.	145,600	2,983,345

		17,698,724

Machinery & Capital Goods (1.0%)
Cognex Corp.	39,900	992,712
Dionex Corp. (b)	51,300	2,795,850
Gardner Denver, Inc. (b)	7,443	294,073
Manitowoc Co., Inc.	2,900	117,131
Roper Industries, Inc.	21,400	1,401,700
Thomas Industries, Inc.	26,100	1,034,604
Zebra Technologies Corp. (b)	38,247	1,816,350

		8,452,420

Manufacturing (0.2%)
Lone Star Technologies, Inc. (b)	6,751	266,192
Penn Energineering & Manufacturing Corp.	3,237	58,428
Superior Essex, Inc. (b)	80,000	1,414,400

		1,739,020

Materials (0.0%)
Sun Hydraulics Corp.	696	20,922
Wolverine Tube, Inc. (b)	43,500	389,325

		410,247

Medical Equipment & Supplies (1.4%)
Alliance Imaging, Inc. (b)	24,831	237,136
Allscripts Healthcare Solutions, Inc. (b)	94,100	1,345,630
Amedisys, Inc. (b)	54,600	1,651,650
American Medical Systems Holdings, Inc. (b)	74,000	1,271,320
Cephalon, Inc. (b)	22,834	1,069,316
Conmed Corp. (b)	18,442	555,473
Per-Se Technologies, Inc. (b)	10,224	156,938
Sybron Dental Specialties, Inc. (b)	64,800	2,326,321
Unifirst Corp.	54,682	2,181,812
Young Innovations, Inc.	44,300	1,623,595

		12,419,191

Medical Products (3.0%)
Anika Therapeutics, Inc. (b)	11,427	146,266
Animas Corp. (b)	41,200	832,652
Arrow International, Inc.	10,600	364,110
Bausch & Lomb, Inc.	4,862	356,385
CNS, Inc.	5,457	97,135

	Shares
	or
	Principal
	Amount	Value
Dade Behring Holdings, Inc. (b)	85,783	5,055,191
Edwards Lifesciences Corp. (b)	3,243	140,162
Gen-Probe, Inc. (b)	31,300	1,394,728
Healthtronics, Inc. (b)	190,029	2,044,712
ICU Medical, Inc. (b)	75,100	2,666,050
Impax Laboratories, Inc. (b)	157,400	2,518,400
Inamed Corp. (b)	47,000	3,284,360
Invitrogen Corp. (b)	499	34,531
Martek Biosciences Corp. (b)	64,600	3,759,074
MGI Pharma, Inc. (b)	40,900	1,033,543
Nutraceutical International Corp. (b)	13,150	208,559
Owens & Minor, Inc.	19,657	533,688
PSS World Medical, Inc. (b)	115,000	1,307,550
Surmodics, Inc. (b)	720	22,975
Telik, Inc. (b)	57,900	873,132
USANA Health Sciences, Inc. (b)	1,386	65,558
Vital Signs, Inc.	1,712	68,292

		26,807,053

Medical Providers (0.1%)
Humana, Inc. (b)	26,911	859,537
Kindred Healthcare, Inc. (b)	5,967	209,442

		1,068,979

Metals (0.2%)
Cleveland Cliffs, Inc. (b)	5,400	393,498
Metals USA, Inc.	28,600	560,274
Quanex Corp.	12,152	647,945

		1,601,717

Multi-Media (0.1%)
Cumulus Media, Inc. (b)	47,900	682,575

Networking Products (0.1%)
Atheros Communications (b)	97,500	1,001,325

Office Equipment & Supplies (0.4%)
CompX International, Inc. (b)	2,638	44,793
Ennis Business Forms, Inc.	22,900	387,468
Global Imaging Systems, Inc. (b)	3,457	122,585
John H. Harland, Co.	25,686	882,571
United Stationers, Inc. (b)	40,100	1,814,525

		3,251,942

Oil & Gas (5.6%)
Atwood Oceanics, Inc. (b)	25,500	1,696,770
Bill Barrett Corp. (b)	23,100	667,821
Cabot Oil & Gas Corp., Class A	31,500	1,737,225
Cal Dive International, Inc. (b)	108,575	4,918,447
Carbo Ceramics, Inc.	12,600	883,890
Cimarex Energy Co. (b)	73,792	2,877,888
Encore Acquisition Co. (b)	80,300	3,316,390
Energen Corp.	19,763	1,316,216
Frontier Oil Corp.	1,529	55,442
Grey Wolf, Inc. (b)	250,000	1,645,000
Holly Corp.	8,371	311,987
Hydril Co. (b)	23,587	1,377,717
National Fuel Gas Co.	16,116	460,756
National-Oilwell, Inc. (b)	46,452	2,169,308
Newfield Exploration Co. (b)	48,111	3,572,723
Nicor, Inc.	3,092	114,682
Oceaneering International, Inc. (b)	54,100	2,028,750
Offshore Logistics, Inc. (b)	100,400	3,345,328
Range Resources Corp.	26,400	616,704
Remington Oil & Gas Corp. (b)	13,808	435,228

	Shares
	or
	Principal
	Amount	Value
Seacor Holdings, Inc. (b)	17,713	1,129,204
St. Mary Land & Exploration Co.	65,700	3,288,285
Swift Energy Co. (b)	76,000	2,161,440
Tesoro Petroleum Corp. (b)	58,103	2,150,973
UGI Corp.	32,879	1,493,364
Unit Corp. (b)	54,000	2,439,180
Universal Compression Holdings, Inc. (b)	29,500	1,117,165
W-H Energy Services, Inc. (b)	65,000	1,555,450

		48,883,333

Oil & Gas Exploration Services (2.1%)
Carrizo Oil & Gas, Inc. (b)	112,000	1,902,880
Comstock Resources, Inc. (b)	28,600	821,964
Delta Petroleum Corp. (b)	50,700	737,178
Denbury Resources, Inc. (b)	30,360	1,069,583
Forest Oil Corp. (b)	19,163	776,102
Harvest Natural Resources, Inc. (b)	2,596	30,866
KCS Energy, Inc. (b)	94,500	1,451,520
Petrohawk Energy Corp. (b)	73,300	768,184
Quicksilver Resources, Inc. (b)	82,900	4,039,717
Southwestern Energy Co. (b)	85,900	4,875,684
Stone Energy Corp. (b)	46,000	2,234,220

		18,707,898

Packaging (0.1%)
STAMPS.COM, Inc. (b)	41,200	683,920

Paper & Related Products (0.3%)
Glatfelter Co.	149,609	2,206,733

Pharmaceuticals (0.8%)
Alpharma, Inc., Class A	8,210	101,147
Angiotech Pharmaceuticals, Inc. (b)	47,100	722,985
Bone Care International, Inc. (b)	44,000	1,141,360
First Horizon Pharmaceutical Corp. (b)	10,201	172,193

Kos Pharmaceuticals, Inc. (b)	35,009	1,459,175
Medicis Pharmaceutical Corp., Class A	35,500	1,064,290

Noven Pharmaceuticals, Inc. (b)	45,000	763,200
Taro Pharmaceuticals USA, Inc. (b)	55,500	1,751,580

		7,175,930

Printing (0.5%)
Consolidated Graphics, Inc. (b)	4,896	257,530
Potlatch Corp.	9,223	434,127
Proquest Co. (b)	69,100	2,497,964
Scholastic Corp. (b)	21,200	782,068
TransAct Technologies, Inc. (b)	37,900	379,379

		4,351,068

Quarrying (0.2%)
Compass Minerals International, Inc.	86,031	2,189,489

Real Estate Investment Trust (1.9%)
Alexander’s, Inc. (b)	8,400	2,028,600
American Home Mortgage Investment Corp.	54,800	1,569,472
Amli Residential Properties Trust	19,400	531,366
Ashford Hospitality Trust, Inc.	147,200	1,501,440
Associated Estates Realty Corp.	24,389	243,158
Biomed Realty Trust, Inc.	57,750	1,189,650
CBL & Associates Properties, Inc.	13,880	992,559
Eagle Hospitality Poperties Trust, Inc.	242,280	2,173,252
ECC Capital Corp. (b)	187,700	1,126,200
Equity Inns, Inc.	77,400	853,722
Equity Lifestyle Properties, Inc.	2,117	74,624

	Shares
	or
	Principal
	Amount	Value
Essex Property Trust, Inc.	8,000	551,520
Glimcher Realty Trust	68,400	1,621,080
InnKeepers USA Trust	43,312	559,158
Mission West Properties, Inc.	4,125	43,725
Nationwide Health Properties, Inc.	68,900	1,392,469
Taubman Centers, Inc.	9,503	263,613
Trizec Properties, Inc.	2,718	51,642

		16,767,250

Resorts/Theme Parks (0.0%)
Bluegreen Corp. (b)	21,933	281,839

Restaurants (1.5%)
California Pizza Kitchen, Inc. (b)	1,000	23,440
CEC Entertainment, Inc. (b)	32,713	1,197,296
CKE Restaurants, Inc. (b)	31,029	491,810
Dave & Buster’s, Inc. (b)	11,327	211,815
Famous Dave’s of America, Inc. (b)	4,145	58,362
IHOP Corp.	49,600	2,364,927
Jack In the Box, Inc. (b)	38,610	1,432,431
P.F. Chang’s China Bistro, Inc. (b)	40,400	2,415,919
Panera Bread Co. (b)	12,800	723,584
Ruby Tuesday, Inc.	30,000	728,700
Ryan’s Restaurant Group, Inc.	70,200	1,020,006
Sonic Corp. (b)	42,200	1,409,480
Steak n Shake Co. (b)	39,150	757,553

		12,835,323

Retail (4.9%)
7-ELEVEN, Inc. (b)	9,938	238,711
AC Moore Arts & Crafts, Inc. (b)	55,100	1,468,966
American Eagle Outfitters, Inc. (b)	23,800	703,290
Barnes & Noble, Inc. (b)	23,433	808,204
Big 5 Sporting Goods Corp.	66,000	1,630,200
BJ’s Restaurants, Inc. (b)	50,570	980,552
BJ’s Wholesale Club, Inc. (b)	4,792	148,840
Blue Nile, Inc. (b)	27,500	760,375
Bon-Ton Stores, Inc.	5,819	105,266
Build-A-Bear Workshop, Inc. (b)	36,700	1,124,855
Carter’s, Inc. (b)	41,600	1,653,600
Charming Shoppes, Inc. (b)	71,997	585,336
Deckers Outdoor Corp. (b)	7,956	284,347
Department 56, Inc. (b)	6,910	120,649
Dick’s Sporting Goods, Inc. (b)	40,000	1,469,200
Electronics Boutique Holdings Corp. (b)	8,765	376,632
EZCorp, Inc. (b)	10,996	146,027
Finlay Enterprises, Inc. (b)	1,674	22,114
Fossil, Inc. (b)	152,800	3,961,339
G & K Services, Inc.	30,600	1,232,874
Genesco, Inc. (b)	26,800	761,656
Guitar Center, Inc. (b)	52,400	2,873,091
Handleman Co.	10,804	204,844
Joseph A. Bank Clothiers, Inc. (b)	1	29
Movado Group, Inc.	2,222	41,107
Movie Gallery, Inc.	90,164	2,585,904
Pacific Sunwear of California, Inc. (b)	62,500	1,748,750
Pantry, Inc. (b)	22,337	691,777
Petco Animal Supplies, Inc. (b)	33,500	1,233,135
Ralcorp Holding, Inc.	56,500	2,675,275
Rent-A-Center, Inc. (b)	44,094	1,204,207
Rex Stores Corp. (b)	49,700	700,770
School Specialty, Inc. (b)	36,300	1,421,508
ShopKo Stores, Inc. (b)	52,400	1,164,328

	Shares
	or
	Principal
	Amount	Value
Smart & Final, Inc. (b)	511	6,214
Stage Store, Inc. (b)	22,116	849,033
Stein Mart, Inc. (b)	6,119	137,678
Tractor Supply Co. (b)	61,900	2,701,934
Trans World Entertainment Corp. (b)	90,310	1,330,266
Tuesday Morning Corp. (b)	71,700	2,069,979

		42,222,862

Schools (0.7%)
Bright Horizons Family Solutions, Inc. (b)	34,600	1,167,404
Laureate Education, Inc. (b)	8,400	359,436
Strayer Education, Inc.	31,200	3,535,584
Universal Technical Institute, Inc. (b)	42,200	1,552,960

		6,615,384

Semiconductor Equipment (0.6%)
ADE Corp. (b)	6,553	145,477
Axcelis Technologies, Inc. (b)	124,300	907,390
Cypress Semiconductor Corp. (b)	100,000	1,260,000
MEMC Electronic Materials, Inc. (b)	86,996	1,170,096
Omnivision Technologies, Inc. (b)	6,123	92,763
Photronics, Inc. (b)	45,567	824,763
Power Integrations, Inc. (b)	55,000	1,148,950
Sigmatel, Inc. (b)	3,352	125,465

		5,674,904

Semiconductors (0.3%)
Microsemi Corp. (b)	33,600	547,344
Tessera Technologies, Inc. (b)	44,600	1,928,058

		2,475,402

Steel (0.6%)
AK Steel Holding Corp. (b)	90,209	997,712
Olympic Steel, Inc. (b)	7,713	137,908
Oregon Steel Mills, Inc. (b)	49,681	1,142,663
Ryerson Tull, Inc.	42,800	542,276
Shiloh Industries, Inc. (b)	6,109	79,784
Steel Dynamics, Inc.	11,555	398,070
Texas Industries, Inc.	33,392	1,794,819
Wheeling-Pittsburg Corp. (b)	19,600	608,580

		5,701,812

Technology (1.0%)
Black Box Corp.	29,400	1,099,854
CACI International, Inc., Class A (b)	23,100	1,275,813
Coherent, Inc. (b)	30,510	1,030,018
Electronics For Imaging, Inc. (b)	88,600	1,580,624
Flamel Technologies ADR (b)	39,680	513,459
Ingram Micro, Inc. (b)	69,202	1,153,597
Intergraph Corp. (b)	42,400	1,221,544
Progress Software Corp. (b)	15,349	402,451
Tech Data Corp. (b)	20,600	763,436
Tessco Technologies, Inc. (b)	8,746	132,065

		9,172,861

Telecommunication Equipment (0.3%)
Harris Corp.	35,600	1,162,340
Plantronics, Inc.	38,200	1,454,656

		2,616,996

Telecommunication Services (1.2%)
Aspect Communications Corp. (b)	6,066	63,147
Commonwealth Telephone Enterprises, Inc. (b)	14,259	672,169
Commscope, Inc. (b)	25,988	388,780
Comtech Telecommunications Corp. (b)	50,022	2,606,146
Digi International, Inc. (b)	39,500	541,940

	Shares
	or
	Principal
	Amount	Value
IDT Corp. (b)	34,700	513,213
NII Holdings, Inc. (b)	27,000	1,552,500
Premiere Global Services, Inc. (b)	73,105	827,549
SpectraSite, Inc. (b)	60,500	3,507,186
Talk America Holdings, Inc. (b)	37,207	239,985

		10,912,615

Textiles (0.3%)
Greif, Inc.	6,884	479,677
Myers Industries, Inc.	69,000	973,590
Valhi	54,894	1,078,667

		2,531,934

Tire & Rubber (0.1%)
Cooper Tire & Rubber Co.	60,000	1,101,600

Tools (0.1%)
The Stanley Works	12,976	587,424

Toys (0.2%)
Jakks Pacific, Inc. (b)	62,680	1,345,740

Transportation (1.9%)
Arkansas Best Corp.	5,130	193,811
Arlington Tankers Ltd.	24,000	564,000
EGL, Inc. (b)	10,686	243,641
Forward Air Corp.	4,095	174,365
Frontier Airlines, Inc. (b)	8,040	84,259
Heartland Express, Inc.	12,571	240,735
HUB Group, Inc., Class A	12,900	808,443
J.B. Hunt Transport Services, Inc.	68,400	2,993,868
Kansas City Southern Industries, Inc. (b)	141,138	2,718,318
Kirby Corp. (b)	4,884	205,275
Knight Transportation, Inc.	10,744	265,054
Laidlaw International, Inc. (b)	50,800	1,056,640
Landstar System, Inc. (b)	74,179	2,429,362
RailAmerica, Inc. (b)	113,362	1,414,758
SCS Transportation, Inc. (b)	40,300	749,177
Ship Finance International	0	0
SkyWest, Inc.	69,878	1,299,032
Universal Truckload Services, Inc. (b)	38,000	801,800
USF Corp.	5,640	272,186

		16,514,724

Travel Services (0.0%)
Ambassadors Group, Inc.	210	7,018

Utilities (1.2%)
Allegheny Energy, Inc.	42,400	875,984
American States Water Co.	35,800	905,740
Cleco Corp.	61,681	1,313,805
Duratek, Inc. (b)	5,093	101,605
Gasco Energy Inc. (b)	195,600	592,668
Northwestern Corp.	48,000	1,265,760
ONEOK, Inc.	4,432	136,594
UniSource Energy Corp.	1,803	55,839
Waste Connections, Inc. (b)	34,150	1,186,713
Westar Energy, Inc.	195,300	4,226,292

		10,661,000

Veterinary Diagnostics (0.5%)
VCA Antech, Inc. (b)	226,900	4,590,187

Waste Disposal (0.1%)
Darling International, Inc. (b)	10,790	43,052
Metal Management, Inc.	43,476	1,116,464

		1,159,516

Wholesale Distribution (0.1%)

	Shares
	or
	Principal
	Amount	Value
Beacon Roofing Supply, Inc. (b)	33,100	724,394
Watsco, Inc.	600	25,260

		749,654

		715,065,695

Total Common Stocks		842,737,701

Mutual Funds (0.1%)
United States (0.1%)
Federated Prime Obligation,	215,593	215,593
Institutional Class
Nasdaq Biotech Index	15,000	955,800

		1,171,393

Total Mutual Funds		1,171,393

Treasury Bills (0.5%)
2.565%, 04/07/05	233,000	232,884
2.645%, 04/14/05	61,000	60,938
2.70%, 04/21/05	1,479,000	1,476,732
2.65%, 04/28/05	2,657,000	2,651,689

Total Treasury Bills		4,422,243

Commercial Paper (0.4%)
Variable Funding Capital Corp., 2.76%, 04/01/05	3,400,000	3,399,739

Total Commercial Paper		3,399,739

Total Investments (Cost $705,914,713) (a) — 96.5%		851,731,076
Other assets in excess of liabilities — 3.5%		30,987,560

NET ASSETS — 100.0%		$882,718,636

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities

(b)	Denotes a non-income producing security

(c)	Fair Valued Security

ADR CV GDR	American Depositary Receipt Convertible Global Depositary Receipt

Gartmore Variable Insurance Trust
Gartmore GVIT Nationwide Leaders Fund
Statement of Investments
March 31, 2005
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (96.5%)
Apparel (4.6%)
Liz Claiborne, Inc.	17,700	$710,301

Auto — Medium & Heavy Duty Trucks (8.6%)
Cummins, Inc.	7,100	499,485
PACCAR, Inc.	11,300	818,007

		1,317,492

Building — Residential / Commercial (2.7%)
Toll Brothers, Inc. (b)	5,200	410,020

Coal (4.8%)
Peabody Energy Corp.	15,800	732,488

Computer Software & Services (2.7%)
Seagate Technology	21,100	412,505

Financial Services (10.0%)
Bank of America Corp.	21,600	952,560
Goldman Sachs Group, Inc.	5,300	582,947

		1,535,507

Food & Beverages (3.4%)
Kraft Foods, Inc., Class A	15,700	518,885

Healthcare (10.6%)
Aetna, Inc.	8,200	614,590
Bristol-Myers Squibb Co.	30,400	773,984
UnitedHealth Group, Inc.	2,700	257,526

		1,646,100

Metals (5.1%)
Phelps Dodge Corp.	7,700	783,321

Oil & Gas (18.2%)
ChevronTexaco Corp.	16,100	938,791
Exxon Mobil Corp.	15,600	929,760
Shell Transport & Trading Co. PLC	17,400	945,864

		2,814,415

Railroads (6.6%)
Canadian National Railway Co.	9,000	569,790
Norfolk Southern Corp.	11,900	440,895

		1,010,685

Semiconductors (12.0%)
Agilent Technologies, Inc. (b)	22,600	501,720
Altera Corp. (b)	20,900	413,402
QLogic Corp. (b)	14,800	599,400
Texas Instruments, Inc.	13,600	346,664

		1,861,186

Tobacco (4.3%)
Reynolds American, Inc.	8,200	660,838

Transportation Services (2.9%)
Burlington Northern Santa Fe Corp.	8,200	442,226

Total Common Stocks		14,855,969

	Shares
	or
	Principal
	Amount	Value
Cash Equivalents (6.4%)

Investments in repurchase agreements (collaterized by AA Corporate Bonds, in a joint trading account at 2.80%, dated 03/31/05, due 04/01/05, repurchase price $978,501)	978,454	978,454

Total Cash Equivalents		978,454

Total Investments (Cost $15,678,530) (a) — 102.9%		15,834,423
Liabilities in excess of other assets — (2.9)%		(442,949)

NET ASSETS — 100.0%		$15,391,474

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

Gartmore Variable Insurance Trust
Gartmore GVIT Emerging Markets Fund
Statement of Investments
March 31, 2005
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (90.3%)
Argentina (0.8%)
Steel (0.8%)
Tenaris SA	15,800	$971,858

Brazil (11.1%)
Banking (1.7%)
Banco Itau Holding Financeira SA ADR	18,600	1,509,390
Unibanco GDR	20,200	694,476

		2,203,866

Electric Utility (1.2%)
Companhia Energetica de Minas Gerais	68,075,794	1,568,031

Insurance (0.7%)
Porto Seguro SA (b)	102,400	923,080

Metals & Mining (2.0%)
Companhia Vale do Rio Doce Class A	94,300	2,542,046

Oil & Gas (2.4%)
Petroleo Brasileiro SA ADR	49,319	1,897,303
Petroleo Brasileiro SA ADR	28,000	1,237,040

		3,134,343

Paper Products (1.1%)
Klabin SA	827,100	1,375,653

Retail (0.9%)
Companhia Brasileira de Distribuicao	53,300	1,118,767

Pao de Acucar ADR
Telecommunications (1.1%)
Tele Norte Leste Participacoes SA ADR	94,000	1,454,180

		14,319,966

China (7.9%)
Coal Mining (0.6%)
Yanzhou Coal Mining Co. Ltd.	608,000	826,322

Electric Utility (0.4%)
China Resources Power Holdings Co.	1,066,000	501,589

Insurance (0.9%)
China Life Insurance Co. Ltd. (b)	1,806,000	1,202,710

Metals & Mining (0.9%)
Jiangxi Copper Co. Ltd.	2,060,000	1,093,714

Oil & Gas (0.9%)
Sinopec Shanghai Petrochemical Co. Ltd.	2,912,000	1,182,495

Semiconductor Comp — Integrated Circuits (1.8%)
Solomon Systech International Ltd.	7,516,000	2,355,519

Telecommunications (2.4%)

	Shares
	or
	Principal
	Amount	Value
China Telecom Corp. Ltd.	5,766,000	2,009,247
Hutchison Telecommunications Ltd. (b)	1,020,000	974,318

		2,983,565

		10,145,914

Czech Republic (1.0%)
Television (1.0%)
Central European Media Enterprises Ltd. (b)	25,000	1,236,500

Hungary (1.0%)
Oil & Gas (1.0%)
MOL Magyar Olaj-es Gazipari Rt.	16,397	1,317,890

India (1.1%)
Banking (0.5%)
UTI Bank Ltd. (b)	133,500	688,860

Financial Services (0.6%)
ICICI Bank Ltd. ADR	34,876	722,631

		1,411,491
Indonesia (1.2%)
Banking (0.6%)
PT Bank Danamon Indonesia	1,723,000	863,933

Coal Mining (0.6%)
PT Bumi Resources (b)	8,690,500	716,695

		1,580,628

Israel (1.8%)
Electronic Measuring Instruction (0.9%)
Orbotech Ltd. (b)	51,000	1,116,900

Software & Computer Services (0.9%)
Retalix Ltd. (b)	50,000	1,187,500

		2,304,400

Korea (19.2%)
Automotive (0.8%)
Hyundai Motor Co.	18,500	998,115

Banking (1.3%)
Hana Bank	60,710	1,667,102

Construction (0.9%)
Hyundai Development Co.	63,700	1,157,726

Diversified Operations (1.5%)
GS Holdings Corp.	76,500	1,890,144

Electronic Components/Instruments (1.0%)
Seoul Semiconductor Co. Ltd.	51,700	1,241,541

Electronics (7.9%)
KH Vatec Co. Ltd.	41,880	922,130
LG Electronics, Inc.	15,100	1,008,068
Samsung Electronics	1,500	738,493
Samsung Electronics GDR	34,000	5,559,000
Samsung SDI Co. Ltd.	19,400	1,987,839

		10,215,530

Financial Services (1.9%)
Dongwon Financial Holding Co. Ltd. (b)	75,300	1,011,489
Woori Finance Holdings Co. Ltd.	140,930	1,382,846

		2,394,335

Retail (1.6%)
CJ Home Shopping	29,029	2,103,002

Telecommunications (2.3%)
MTN Group Ltd.	215,776	1,521,337

	Shares
	or
	Principal
	Amount	Value
SK Telecom Co. Ltd.	8,510	1,433,655

		2,954,992

		24,622,487

Malaysia (4.1%)
Banking (0.8%)
CIMB Berhad	850,000	1,151,390

Real Estate (0.9%)
SP Setia Berhad	1,049,000	1,104,882

Telecommunications (0.9%)
Telekom Malaysia Berhad	482,900	1,237,975

Transportation (0.6%)
Malaysia & Services Holdings Berhad (b)	942,800	713,917

Transportation-Marine (0.9%)
Malaysia International Shipping Corp.	261,700	1,101,541

		5,309,705

Mexico (6.5%)
Diversified Operations (1.0%)
Grupo Carso SA de CV	247,000	1,260,768

Financial Services (1.8%)
Grupo Financiero Banorte SA de CV	331,600	2,158,801

Real Estate (0.7%)
Urbi, Desarrolloas Urbanos SA de CV (b)	187,600	940,772

Retail (0.9%)
Wal-Mart de Mexico SA de CV	343,930	1,207,312

Steel (0.7%)
Industrias CH SA (b)	448,600	942,032

Telecommunications (1.4%)
America Movil SA de CV ADR	35,717	1,842,997

		8,352,682

Phillipines (0.5%)
Investment Companies (0.5%)
SM Investments Corp. (b)	146,130	607,931

Poland (0.2%)
Real Estate Development (0.2%)
Globe Trade Centre SA (b)	7,900	269,743

Russia (5.0%)
Brewery (1.1%)
Breweries International GDR (b)	48,000	1,459,200

Metals (0.8%)
Norilsk Nickel ADR	17,700	1,035,450

Oil & Gas (2.0%)
Surgutneftgaz ADR	72,800	2,591,680

Telecommunications (1.1%)
AO VimpelCom ADR (b)	39,300	1,352,706

		6,439,036

South Africa (7.3%)
Banking (2.4%)
ABSA Group Ltd.	252,838	3,052,449

Diversified Operations (0.9%)
Barloworld Ltd.	74,000	1,184,451

Metals & Mining (1.6%)
Anglo American PLC	52,100	1,229,512
Anglogold Ashanti Ltd.	24,700	852,166

		2,081,678

	Shares
	or
	Principal
	Amount	Value
Oil & Gas (1.2%)
Sasol Ltd.	65,331	1,528,700

Retail (1.2%)
Lewis Group Ltd.	289,557	1,551,347

		9,398,625

Taiwan (14.2%)
Banking (2.2%)
E.Sun Financial Holding Co. Ltd. (b)	2,378,000	1,932,074
TA Chong Bank Ltd. (b)	2,774,748	885,513

		2,817,587

Chemicals (0.8%)
Taiwan Fertilizer Co. Ltd.	898,000	1,074,974

Electronics (3.2%)
Au Optronics Corp.	1,346,000	1,964,866
Ichia Technologies, Inc. (b)	872,474	1,160,412
Optimax Technology Corp.	365,000	1,017,884

		4,143,162

Financial Services (1.1%)
Cathay Financial Holding Co. Ltd.	676,000	1,279,702
Yuanta Core Pacific Securities Co.	157,517	115,031

		1,394,733

Photographic Products (0.8%)
Largan Precision Co. Ltd.	184,000	1,017,262

Semiconductors (3.1%)
Advanced Semiconductor Engineering, Inc. (b)	1,915,000	1,396,287
Taiwan Semiconductor Manufacturing Co. Ltd.	1,437,671	2,343,518
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	35,000	296,800

		4,036,605

Steel (1.8%)
China Steel Corp. (b)	2,070,000	2,302,240

Textiles (1.2%)
Far Eastern Textile Co. Ltd.	2,310,408	1,512,707

		18,299,270

Thailand (4.6%)
Banking (2.0%)
Kasikornbank Public Co. Ltd.	1,103,000	1,644,215
Siam City Bank Public Co. Ltd.	1,342,100	855,637
Siam City Bank Public Co. Ltd. NVDR	300,900	191,835

		2,691,687

Chemicals (0.7%)
Aromatics Public Co. Ltd. NVDR (b)	550,000	868,664

Electric Utility (0.8%)
Ratchaburi Electricity Generating	970,700	990,684

Holding Public Co. Ltd.
Telecommunications (1.1%)
Shin Corporation Public Co. Ltd.	1,412,000	1,412,179

		5,963,214

Turkey (2.8%)
Banking (1.9%)
Denizbank AS (b)	855,554	2,412,557

Diversified (0.9%)
Sabanci Holding AS (b)	330,740	1,145,005

		3,557,562

	Shares
	or
	Principal
	Amount	Value
Total Common Stocks		116,108,902

Participation Notes (3.9%)
India (3.9%)
Banking (0.2%)
ICICI Bank Ltd., 03/30/07 (c)	7,762	69,858
ICICI Bank Ltd., 03/30/07 (c)	19,016	171,144

		241,002

Engineering Services (0.7%)
Larsen & Toubro Ltd., 10/09/19 (c)	40,700	931,623

Medical Products (0.7%)
Ranbaxy Laboratories Ltd. 01/27/08 (c)	39,100	903,210

Oil & Gas (1.3%)
Oil and Natural Gas Corp. Ltd., 10/31/05 (c)	79,100	1,603,357

Tobacco (1.0%)
ITC Ltd., 04/07/30 (c)	43,200	1,327,968

Total Participation Notes		5,007,160

Cash Equivalents (4.5%)
Investments in repurchase agreements (collaterized by AA Corporate Bonds, in a joint trading account at 2.80%, dated 03/31/05, due 04/01/05, repurchase price $5,759,893)	5,759,445	5,759,445

Total Cash Equivalents		5,759,445

Short-Term Securities Held as Collateral for Securities Lending (2.9%)
Pool of short-term securities for Gartmore	$3,819,077	3,819,077

Variable Insurance Trust Funds – Notes to Statement of Investments (Securities Lending)

Total Short-Term Securities Held as Collateral for Securities Lending		3,819,077

Total Investments (Cost $119,262,630) (a) — 101.6%		130,694,584
Liabilities in excess of assets — (1.6%)		(2,092,825)

NET ASSETS — 100.0%		$128,601,759

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Fair Valued Security

ADR       American Depositary Receipt

GDR       Global Depositary Receipt

NVDR- Nonvoting Depository Receipt

At March 31, 2005, the Fund’s open forward foreign currency contracts were as follows:

				Unrealized
	Delivery	Contract	Market	Appreciation/
Currency	Date	Value	Value	(Depreciation)

Long Contracts:
South African Rand	04/04/05	43,040	43,799	759
South African Rand	04/06/05	26,143	26,114	(29)

Total Long Contracts		69,183	69,913	731

Gartmore Variable Insurance Trust
Gartmore GVIT International Growth Fund
Statement of Investments
March 31, 2005
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (90.4%)
Australia (5.4%)
Coal (3.3%)
Excel Coal Ltd. (c)	87,897	$509,599
Felix Resources Ltd. (b) (c)	36,206	92,398

		601,997

Minerals (1.2%)
BHP Billiton Ltd. (c)	15,213	212,316

Telecommunications (0.9%)
Telstra Corp. Ltd. (c)	42,250	166,323

		980,636

Austria (4.6%)
Oil & Gas (3.0%)
OMV AG (c)	1,703	541,329

Telephone Communications (1.6%)
Telekom Austria AG (c)	14,710	288,132

		829,461

Belgium (1.5%)
Telecommunications (1.5%)
Belgacom (b) (c)	6,480	267,837

Brazil (0.6%)
Mining (0.6%)
Companhia Vale de Rio Doce ADR	4,186	111,222

Canada (4.6%)
Oil & Gas (4.6%)
Encana Corp. (c)	4,759	335,946
Suncor Energy, Inc. (c)	12,131	488,467

		824,413

Denmark (0.7%)
Telephone Communications (0.7%)
Tele Danmark AS, Class B (c)	3,160	132,873

Finland (1.9%)
Oil & Gas (1.9%)
Fortum Oyj (c)	17,904	348,680

France (11.5%)
Automotive (1.5%)
Renault SA (c)	2,970	265,334

Banking (2.9%)
BNP Paribas SA (c)	3,633	257,685
Societe Generale (c)	2,514	261,458

		519,143

Building & Construction (0.4%)
Bouygues SA (c)	2,030	80,479

Food-Diversified (1.8%)
Groupe Danone (b) (c)	3,290	327,524

Health & Personal Care (1.0%)

	Shares
	or
	Principal
	Amount	Value
L’Oreal SA (c)	2,300	184,078

Multimedia (0.5%)
Vivendi Universal SA (b) (c)	2,839	86,927

Oil & Gas (1.2%)
Total SA (c)	885	207,203

Telecommunications (0.4%)
France Telecom SA (c)	2,170	64,883

Utilities (1.8%)
Suez SA (c)	12,310	331,553

		2,067,124

Germany (7.4%)
Chemicals (1.9%)
BASF AG (c)	4,733	334,803

Electric (1.6%)
E. ON AG (c)	3,314	284,897

Financial Services (1.4%)
Deutsche Bank AG (c)	2,996	258,383

Gas & Electric Utility (1.0%)
RWE AG (c)	3,039	183,847

Manufacturing (1.5%)
Siemens AG (c)	3,330	262,957

		1,324,887

Greece (0.4%)
Utilities-Electric (0.4%)
Public Power Corp. (c)	2,730	78,693

Hong Kong (1.2%)
Real Estate (1.2%)
Cheung Kong (Holdings) Ltd. (c)	17,000	150,551
Sun Hung Kai Properties Ltd. (c)	8,000	72,402

		222,953

Italy (6.2%)
Banking (2.8%)
Banca Intesa SpA (c)	57,561	292,489
Banca Nazionale del Lavoro SpA (b) (c)	60,723	195,357

		487,846

Oil & Gas (2.5%)
ENI SpA (c)	17,655	458,876

Telecommunications (0.4%)
Telecom Italia SpA (c)	20,950	79,161

Utilities (0.5%)
Enel SpA (c)	9,200	88,062

		1,113,945

Japan (11.1%)
Financial Services (5.9%)
Credit Saison Co. Ltd. (c)	11,200	401,551
Mitsubishi Tokyo Financial Group, Inc. (c)	31	267,105
Sumitomo Mitsui Financial Group, Inc. (c)	20	135,016
UFJ Holdings, Inc. (c)	48	251,402

		1,055,074

Import/Export (1.4%)
Mitsubishi Corp. (c)	20,100	260,017

Oil & Gas (0.1%)
Inpex Corp. (c)	4	21,417

Real Estate (1.7%)
Mitsui Fudosan Co. Ltd. (c)	26,000	304,072

Steel (0.4%)

	Shares
	or
	Principal
	Amount	Value
Nippon Steel Corp. (c)	32,000	80,653

Textile Products (1.0%)
Teijin Ltd. (c)	41,000	174,903

Transportation-Marine (0.6%)
Nippon Yusen Kabushiki Kaisha (c)	17,000	102,206

		1,998,342

Netherlands (1.9%)
Food (0.8%)
Koninlijke Numico NV (b) (c)	3,353	137,233

Oil & Gas (1.1%)
Royal Dutch Petroleum Co. (c)	3,370	201,990

		339,223

Norway (2.1%)
Oil & Gas (0.5%)
Norsk Hydro ASA (c)	1,021	84,273

Oil — Field Services (1.6%)
Stolt Offshore SA (b) (c)	37,637	293,811

		378,084

South Africa (1.8%)
Oil & Gas (1.8%)
Sasol Ltd. (c)	14,030	328,292

Spain (1.0%)
Construction (1.0%)
Abengoa SA (c)	15,740	172,462

Television (0.0%)
Antena 3 Television SA (b) (c)	23	1,877

		174,339

Sweden (1.4%)
Banking (1.4%)
Nordea AB (c)	25,320	255,832

Switzerland (4.9%)
Banking (3.1%)
Credit Suisse Group (c)	6,030	257,877
UBS AG (c)	3,539	298,901

		556,778

Chemicals (1.8%)
Syngenta AG (c)	3,127	327,231

		884,009

United Kingdom (19.3%)
Airlines (2.2%)
BAA PLC (c)	36,030	397,055

Electric Utility (0.9%)
Viridian Group (c)	11,640	166,655

Food & Household Products (1.8%)
Cadbury Schweppes PLC (c)	31,850	319,452

Gas & Electric Utility (1.5%)
International Power PLC (b) (c)	81,080	274,750

Household Products (1.3%)
Reckitt Benckiser PLC (c)	7,228	229,465

Metals (1.6%)
Vedanta Resources PLC (c)	32,636	290,368

Mining (3.2%)
Anglo American PLC (c)	11,054	262,038
BHP Billiton PLC (c)	8,580	115,256
Rio Tinto PLC (c)	5,343	172,690

		549,984

	Shares
	or
	Principal
	Amount	Value
Oil & Gas (2.6%)
BP PLC (c)	32,831	340,869
Shell Transport & Trading Co. PLC (c)	14,989	134,825

		475,694

Telecommunications (1.3%)
O2 PLC (b) (c)	49,070	110,554
Vodafone Group PLC (c)	46,357	123,084

		233,638

Television (2.0%)
ITV PLC (c)	153,200	368,960

Water Utility (0.9%)
United Utilities PLC, Class A (c)	19,080	162,345

		3,468,366

United States (0.9%)
Multi-Media (0.9%)
News Corp. Ltd. (The), Class B	9,415	165,798

Total Common Stocks		16,295,009

Cash Equivalents (3.7%)
Investments in repurchase agreements (Collateralized by AA Corporate Bonds, in a joint trading account at 2.80%, dated 03/31/05, due 04/01/05, repurchase price $659,143)	659,092	659,092

Total Cash Equivalents		659,092

Total Investments (Cost $15,859,307) (a) — 94.1%		16,954,101
Other assets in excess of liabilities — 5.9%		1,057,787

NET ASSETS — 100.0%		$18,011,888

(a)	See notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Fair Valued Security.

ADR       American Depositary Receipt

At March 31, 2005, the Fund’s open forward foreign currency contracts were as follows:

				Unrealized
	Delivery	Contract	Market	Appreciation/
Currency	Date	Value	Value	(Depreciation)

Short Contracts:
CanadianDollar	04/01/05	$37,058	$37,181	$(123)
Hong Kong Dollar	04/01/05	154,023	154,027	(4)
British Pound	04/01/05	484,554	489,058	(4,504)
Japanese Yen	04/04/05	325,508	326,115	(607)

Total Short
Contracts		$1,001,143	$1,006,381	$(5,238)

Gartmore Variable Insurance Trust
GVIT Equity 500 Index Fund
Statement of Investments
March 31, 2005
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
COMMON STOCKS(99.0%)
Aerospace & Defense (1.9%)
Boeing Co. (The)	20,662	$1,207,901
General Dynamics Corp.	4,900	524,545
Lockheed Martin Corp.	10,000	610,600
Northrop Grumman Corp.	9,162	494,565
Raytheon Co.	11,300	437,310
Rockwell Collins, Inc.	4,414	210,062
United Technologies Corp.	12,800	1,301,248
Xilinx, Inc.	8,700	254,301

		5,040,532

Agriculture (0.2%)
Monsanto Co.	6,495	418,928

Airlines (0.1%)
Delta Air Lines, Inc.(b)	3,800	15,390
Southwest Airlines Co.	19,050	271,272

		286,662

Apparel (0.3%)
Jones Apparel Group, Inc.	3,200	107,168
Liz Claiborne, Inc.	2,500	100,325
Nike, Inc., Class B	5,700	474,867
Reebok International Ltd.	1,300	57,590
V.F. Corp.	2,400	141,936

		881,886

Auto Parts & Equipment (0.6%)
AutoNation, Inc.(b)	5,300	100,382
AutoZone, Inc.(b)	1,600	137,120
Dana Corp.	4,300	54,997
Delphi Automotive Systems Corp.	14,500	64,960
Genuine Parts Co.	4,400	191,356
Ingersoll Rand Co.	4,300	342,495
Johnson Controls, Inc.	4,600	256,496
Navistar International Corp.(b)	1,700	61,880
PACCAR, Inc.	4,225	305,848
Snap-On, Inc.	1,400	44,506
Visteon Corp.	3,723	21,258

		1,581,298

Automobiles (0.5%)
Ford Motor Co.	45,632	517,011
General Motors Corp.	13,552	398,293
Harley-Davidson, Inc.	7,200	415,872

		1,331,176

Banks (5.1%)
AmSouth Bancorp	8,600	223,170
Bank of America Corp.	100,540	4,433,815
Bank of New York Co., Inc.	19,428	564,383
BB&T Corp.	13,700	535,396
Bear Stearns Cos., Inc.	2,800	279,720

	Shares
	or
	Principal
	Amount	Value
Compass Bancshares, Inc.	3,100	140,740
Fifth Third Bancorp	12,785	549,499
Huntington Bancshares, Inc.	6,010	143,639
KeyCorp.	10,200	330,990
M & T Bank Corp.	2,500	255,150
Mellon Financial Corp.	10,600	302,524
National City Corp.	14,800	495,800
Northern Trust Corp.	4,900	212,856
PNC Bank Corp.	7,000	360,360
Regions Financial Corp.	11,560	374,544
Sovereign Bancorp	9,300	206,088
SunTrust Banks, Inc.	8,500	612,595
Synovus Financial Corp.	7,500	208,950
U.S. Bancorp	45,968	1,324,798
Wachovia Corp.	39,554	2,013,694
Zions Bancorp	2,100	144,942

		13,713,653

Beverages (2.2%)
Anheuser-Busch Cos., Inc.	19,243	911,926
Brown-Forman Corp., Class B	2,200	120,450
Coca-Cola Co.	56,412	2,350,688
Coca-Cola Enterprises, Inc.	8,800	180,576
Molson Coors Brewing Co.	1,900	146,623
Pepsi Bottling Group, Inc. (The)	4,900	136,465
PepsiCo, Inc.	41,830	2,218,245

		6,064,973

Biotechnology (0.3%)
Applera Corp.	4,900	96,726
Gilead Sciences, Inc.(b)	10,500	375,900
Group Chiron Corp.(b)	3,500	122,710
Waters Corp.(b)	2,900	103,791

		699,127

Business Services (2.9%)
Apollo Group, Inc.(b)	4,100	303,646
AutoDesk, Inc.	5,730	170,525
Automatic Data Processing, Inc.	14,408	647,640
Cintas Corp.	3,600	148,716
Compuware Corp.(b)	10,200	73,440
Convergys Corp.(b)	3,500	52,255
Dow Jones & Co., Inc.	1,600	59,792
eBay, Inc.(b)	30,200	1,125,252
Electronic Data Systems Corp.	12,700	262,509
Equifax, Inc.	3,100	95,139
Exelon Corp.	16,524	758,286
First Data Corp.	19,816	778,967
Fiserv, Inc.(b)	4,850	193,030
IMS Health, Inc.	6,053	147,633
Interpublic Group Cos., Inc. (The)(b)	9,800	120,344
Monster Worldwide, Inc.(b)	2,800	78,540
Moody’s Corp.	3,354	271,204
Omnicom Group, Inc.	4,600	407,192
Paychex, Inc.	8,650	283,893
Pitney Bowes, Inc.	5,600	252,672
Robert Half International, Inc.	4,300	115,928
Sabre Holdings, Inc.	3,368	73,692
Sungard Data Systems(b)	7,100	244,950
Yahoo!, Inc.(b)	32,500	1,101,750

		7,766,995

Chemicals & Allied Products (1.7%)
Air Products & Chemicals, Inc.	5,700	360,753
Dow Chemical Co.	23,766	1,184,735

	Shares
	or
	Principal
	Amount	Value
E.I. du Pont de Nemours & Co.	24,800	1,270,752
Eastman Chemical Co.	1,800	106,200
Engelhard Corp.	2,800	84,084
Great Lakes Chemical Corp.	1,500	48,180
Hercules, Inc.(b)	3,200	46,336
Millipore Corp.(b)	1,400	60,760
Occidental Petroleum Corp.	9,900	704,583
Praxair, Inc.	8,000	382,880
Rohm & Haas Co.	4,800	230,400
Sigma-Aldrich Corp.	1,800	110,250

		4,589,913

Computers (9.9%)
Adobe Systems, Inc.	6,100	409,737
Affiliated Computer Services, Class A(b)	3,200	170,368
American Power Conversion Corp.	4,500	117,495
Apple Computer, Inc.(b)	20,400	850,068
Avaya, Inc.(b)	11,366	132,755
BMC Software, Inc.(b)	5,700	85,500
Cisco Systems, Inc.(b)	160,257	2,866,998
Citrix Systems, Inc.(b)	3,900	92,898
Computer Associates International, Inc.	13,000	352,300
Computer Sciences Corp.(b)	4,700	215,495
Dell, Inc.(b)	61,300	2,355,146
EMC Corp.(b)	59,900	737,968
Gateway, Inc.(b)	9,900	39,897
Hewlett Packard Co.	72,200	1,584,068
Intel Corp.	155,173	3,604,669
International Business Machines Corp.	40,517	3,702,443
Intuit, Inc.(b)	4,400	192,588
Lexmark International Group, Inc.(b)	3,200	255,904
Mercury Interactive Corp.(b)	2,000	94,760
Microsoft Corp.	251,140	6,070,053
NCR Corp.(b)	4,400	148,456
Network Appliance, Inc.(b)	9,100	251,706
Novell, Inc.(b)	10,200	60,792
NVIDIA Corp.(b)	3,900	92,664
Oracle Corp.(b)	112,008	1,397,860
Parametric Technology Corp.(b)	7,100	39,689
Siebel Systems, Inc.(b)	11,700	106,821
Sun Microsystems, Inc.(b)	83,256	336,354
Symantec Corp.(b)	17,300	369,009
Symbol Technologies, Inc.	5,600	81,144
Unisys Corp.(b)	8,400	59,304
VERITAS Software Corp.(b)	10,400	241,488

		27,116,397

Conglomerates (0.9%)
Illinois Tool Works, Inc.	6,800	608,804
ITT Industries, Inc.	2,300	207,552
Tyco International Ltd.	50,156	1,695,273

		2,511,629

Construction & Building Materials (0.9%)
Caterpillar, Inc.	8,500	777,241
Centex Corp.	3,200	183,264
Deere & Co.	6,200	416,206
Fluor Corp.	2,000	110,860
KB Home	1,000	117,460
Masco Corp.	11,081	384,178
Pulte Corp.	3,100	228,253
Sherwin Williams Co.	3,300	145,167
Vulcan Materials Co.	2,492	141,620

		2,504,249

	Shares
	or
	Principal
	Amount	Value
Consumer Products (3.1%)
Alberto Culver Co., Class B	2,250	107,685
Avery-Dennison Corp.	2,700	167,211
Avon Products, Inc.	11,700	502,398
Black & Decker Corp.	2,000	157,980
Clorox Co. (The)	3,799	239,299
Colgate-Palmolive Co.	13,061	681,392
Danaher Corp.	6,900	368,529
Ecolab, Inc.	5,300	175,165
Fortune Brands, Inc.	3,600	290,268
Gillette Co. (The)	24,700	1,246,856
International Flavors & Fragrances, Inc.	2,500	98,750
Kimberly-Clark Corp.	12,000	788,760
Leggett & Platt, Inc.	4,700	135,736
Maytag Corp.	2,100	29,337
Pall Corp.	2,800	75,936
Procter & Gamble Co.	62,842	3,330,626
Whirlpool Corp.	1,600	108,368

		8,504,296

Containers (0.2%)
Ball Corp.	2,600	107,848
Bemis Co.	2,800	87,136
Newell Rubbermaid, Inc.	6,900	151,386
Sealed Air Corp.(b)	2,200	114,268

		460,638

Drugs (4.3%)
Amerisource Bergen Corp.	2,754	157,777
Biogen, Inc.(b)	8,339	287,779
Eli Lilly & Co.	28,270	1,472,867
Express Scripts, Inc., Class A(b)	1,900	165,661
Forest Laboratories, Inc., Class A(b)	8,600	317,770
Genzyme Corp.(b)	6,200	354,888
Medimmune, Inc.(b)	6,109	145,455
Merck & Co., Inc.	55,064	1,782,422
Mylan Laboratories, Inc.	6,800	120,496
Pfizer, Inc.	185,861	4,882,568
Schering Plough Corp.	36,200	657,030
Wyeth	33,300	1,404,594

		11,749,307

Electrical Equipment (3.9%)
Cooper Industries Ltd., Class A	2,215	158,417
Eaton Corp.	3,800	248,520
Emerson Electric Co.	10,400	675,272
General Electric Co.	263,248	9,492,723
Grainger (W.W.), Inc.	2,000	124,540

		10,699,472

Electronics (0.9%)
Agilent Technologies, Inc.(b)	10,437	231,701
Altera Corp.(b)	9,200	181,976
Broadcom Corp., Class A(b)	7,000	209,440
Molex, Inc.	4,625	121,915
Radioshack Corp.	3,900	95,550
Rockwell International Corp.	4,200	237,888
Sanmina Corp.(b)	14,000	73,080
Solectron Corp.(b)	24,000	83,280
Tektronix, Inc.	2,100	51,513
Teradyne, Inc.(b)	4,800	70,080
Texas Instruments, Inc.	42,500	1,083,325

		2,439,748

Entertainment (0.8%)

	Shares
	or
	Principal
	Amount	Value
Electronic Arts, Inc.(b)	7,700	398,706
International Game Technology	8,600	229,276
Walt Disney Co. (The)	51,000	1,465,230

		2,093,212

Financial Services (9.7%)
AMBAC Financial Group, Inc.	2,650	198,088
American Express Co.	29,200	1,500,004
Capital One Financial Corp.	6,200	463,574
Charles Schwab Corp.	28,650	301,112
Cit Group, Inc.	5,300	201,400
Citigroup, Inc.	129,754	5,831,144
Comerica, Inc.	4,300	236,844
Countrywide Credit Industries, Inc.	14,300	464,178
E*TRADE Financial Corp.(b)	9,700	116,400
Federal Home Loan Mortgage Corp.	17,000	1,074,400
Federal National Mortgage Association	24,086	1,311,483
Federated Investors, Inc.	2,600	73,606
First Horizon National Corp.	3,000	122,370
Franklin Resources, Inc.	4,900	336,385
Golden West Financial Corp.	7,000	423,500
Goldman Sachs Group, Inc.	11,200	1,231,888
H & R Block, Inc.	4,100	207,378
J.P. Morgan Chase & Co.	88,601	3,065,594
Janus Capital Group, Inc.	6,200	86,490
Lehman Brothers Holdings, Inc.	6,867	646,597
Marshall & Ilsley Corp.	5,000	208,750
MBNA Corp.	31,850	781,918
Merrill Lynch & Co.	23,200	1,313,120
Morgan Stanley Dean Witter & Co.	27,700	1,585,825
North Fork Bancorp, Inc.	11,400	316,236
Providian Financial Corp.(b)	7,400	126,984
SLM Corp.	10,700	533,288
State Street Corp.	8,100	354,132
T. Rowe Price Group, Inc.	3,000	178,140
Washington Mutual, Inc.	21,715	857,743
Wells Fargo Co.	42,259	2,527,087

		26,675,658

Food & Related (2.7%)
Altria Group, Inc.	51,500	3,367,585
Archer-Daniels Midland Co.	15,237	374,525
Campbell Soup Co.	8,100	235,062
ConAgra, Inc.	12,600	340,452
General Mills, Inc.	9,100	447,265
H.J. Heinz Co.	8,500	313,140
Hershey Foods Corp.	5,500	332,530
Kellogg Co.	8,700	376,449
McCormick & Co.	3,200	110,176
Sara Lee Corp.	19,529	432,763
SYSCO Corp.	15,700	562,060
Wrigley (Wm.) Jr. Co.	4,900	321,293

		7,213,300

Healthcare (6.3%)
Abbott Laboratories	38,867	1,811,980
Allergan, Inc.	3,300	229,251
Bausch & Lomb, Inc.	1,300	95,290
Baxter International, Inc.	15,400	523,292
Becton Dickinson & Co.	6,300	368,046
Bristol-Myers Squibb Co.	48,662	1,238,935
Cardinal Health, Inc.	10,853	605,597
Guidant Corp.	8,000	591,200
HCA, Inc.	10,300	551,771

	Shares
	or
	Principal
	Amount	Value
Health Management Associates, Inc., Class A	6,100	159,698
Humana, Inc.(b)	4,100	130,954
Johnson & Johnson, Inc.	73,811	4,957,147
King Pharmaceuticals, Inc.(b)	6,133	50,965
McKesson HBOC, Inc.	7,200	271,800
Medco Health Solutions, Inc.(b)	6,848	339,455
Medtronic, Inc.	30,100	1,533,595
Quest Diagnostics, Inc.	2,200	231,286
St. Jude Medical, Inc.(b)	8,800	316,800
Stryker Corp.	9,300	414,873
Tenet Healthcare Corp.(b)	11,700	134,901
Unitedhealth Group, Inc.	16,022	1,528,178
Watson Pharmaceutical, Inc.(b)	2,800	86,044
Wellpoint Health Networks, Inc.(b)	7,600	952,660

		17,123,718

Hotels & Motels (0.6%)
Cendant Corp.	25,900	531,986
Harrah’s Entertainment, Inc.	2,700	174,366
Hilton Hotels Corp.	9,600	214,560
Marriott International, Inc., Class A	5,000	334,300
Starwood Hotels & Resorts Worldwide, Inc.	5,300	318,159

		1,573,371

Industrial (0.1%)
Parker Hannifin Corp.	3,000	182,760
Thermo Electron Corp.(b)	3,900	98,631

		281,391

Insurance (4.5%)
ACE Ltd.	7,012	289,385
Aetna, Inc.	7,300	547,135
AFLAC, Inc.	12,300	458,298
Allstate Corp. (The)	16,900	913,614
American International Group, Inc.	64,868	3,594,337
AON Corp.	7,600	173,584
Chubb Corp. (The)	4,800	380,496
CIGNA Corp.	3,200	285,760
Cincinnati Financial Corp.	4,020	175,312
Hartford Financial Services Group, Inc.	7,400	507,344
Jefferson-Pilot Corp.	3,381	165,838
Lincoln National Corp.	4,300	194,102
Loews Corp.	3,967	291,733
Marsh & McLennan Cos., Inc.	13,000	395,460
MBIA, Inc.	3,450	180,366
MetLife, Inc.	18,200	711,620
MGIC Investment Corp.	2,400	148,008
Principal Financial Group, Inc.	7,400	284,826
Progressive Corp. (The)	5,000	458,800
Prudential Financial, Inc.	13,100	751,940
SAFECO Corp.	3,100	151,001
St. Paul Travelers Cos., Inc. (The)	16,665	612,105
Torchmark Corp.	2,800	146,160
UnumProvident Corp.	7,400	125,948
XL Capital Ltd., Class A	3,400	246,058

		12,189,230

Leisure Products (0.4%)
Brunswick Corp.	2,300	107,755
Carnival Corp.	13,100	678,711
Hasbro, Inc.	4,400	89,980
Mattel, Inc.	10,200	217,770

		1,094,216

Manufacturing (1.3%)

	Shares
	or
	Principal
	Amount	Value
3M Co.	19,138	1,639,935
American Standard Cos., Inc.	4,500	209,160
Cummins Engine, Inc.	1,100	77,385
Dover Corp.	5,000	188,950
Honeywell International, Inc.	21,200	788,852
PPG Industries, Inc.	4,300	307,536
Stanley Works (The)	2,000	90,540
Textron, Inc.	3,400	253,708

		3,556,066

Medical Equipment & Supplies (0.7%)
Bard (C.R.), Inc.	2,500	170,200
Biomet, Inc.	6,051	219,651
Boston Scientific Corp.(b)	18,900	553,581
Fisher Scientific International, Inc.(b)	2,900	165,068
Laboratory Corp. of America Holdings(b)	3,500	168,700
PerkinElmer, Inc.	3,500	72,205
Zimmer Holdings, Inc.(b)	6,026	468,883

		1,818,288

Medical Services (0.9%)
Amgen, Inc.(b)	31,132	1,812,193
Caremark Rx, Inc.(b)	11,341	451,145
Hospira, Inc.(b)	3,636	117,334
Manor Care, Inc.	2,200	79,992

		2,460,664

Metals & Mining (0.6%)
Alcoa, Inc.	21,540	654,600
Freeport-McMoran Copper & Gold, Inc., Class B	4,400	174,284
Newmont Mining Corp.	11,058	467,201
Phelps Dodge Corp.	2,400	244,152

		1,540,237

Multimedia (2.7%)
Clear Channel Communications, Inc.	13,100	451,557
Comcast Corp., Class A(b)	55,148	1,862,899
L-3 Communications Holdings, Inc.	2,900	205,958
News Corp.	72,100	1,219,932
Time Warner, Inc.(b)	114,521	2,009,844
Viacom, Inc., Class B	42,528	1,481,250

		7,231,440

Office Equipment & Supplies (0.1%)
Xerox Corp.(b)	23,900	362,085

Oil & Gas (7.6%)
Amerada Hess Corp.	2,100	202,041
Anadarko Petroleum Corp.	5,849	445,109
Apache Corp.	7,998	489,718
Ashland, Inc.	1,700	114,699
Baker Hughes, Inc.	8,200	364,818
BJ Services Co.	4,000	207,520
ChevronTexaco Corp.	52,480	3,060,109
ConocoPhillips	17,366	1,872,749
Devon Energy Corp.	11,800	563,450
El Paso Corp.	16,377	173,269
EOG Resources, Inc.	5,800	282,692
Exxon Mobil Corp.	158,554	9,449,818
KeySpan Corp.	3,800	148,086
Kinder Morgan, Inc.	2,700	204,390
Marathon Oil Corp.	8,600	403,512
Nabors Industries Ltd.(b)	3,400	201,076
NICOR, Inc.	1,300	48,217
Noble Corp.	3,300	185,493
People’s Energy Corp.	1,100	46,112

	Shares
	or
	Principal
	Amount	Value
Sempra Energy	5,807	231,351
Sunoco, Inc.	1,700	175,984
Transocean Sedco Forex, Inc.(b)	8,000	411,680
Unocal Corp.	6,700	413,323
Valero Energy Corp.	6,300	461,601
Williams Cos., Inc. (The)	14,200	267,102
XTO Energy, Inc.	8,667	284,613

		20,708,532

Oil Equipment & Services (1.0%)
Burlington Resources, Inc.	9,700	485,679
Dynergy, Inc., Class A(b)	10,900	42,619
Halliburton Co.	12,600	544,950
Kerr-Mcgee Corp.	4,100	321,153
National-OilWell, Inc.(b)	4,100	191,470
Rowan Cos., Inc.	2,400	71,832
Schlumberger Ltd.	14,690	1,035,351

		2,693,054

Paper & Forest Products (0.5%)
Georgia Pacific Corp.	6,390	226,781
International Paper Co.	12,021	442,252
Louisiana-Pacific Corp.	2,500	62,850
MeadWestvaco Corp.	4,907	156,141
Pactiv Corp.(b)	3,500	81,725
Temple-Inland, Inc.	1,400	101,570
Weyerhaeuser Co.	6,000	411,000

		1,482,319

Photographic Equipment (0.1%)
Eastman Kodak Co.	7,100	231,105

Printing & Publishing (0.6%)
Donnelley (R.R.) & Sons Co.	5,200	164,424
Gannett Co., Inc.	6,200	490,296
Knight-Ridder, Inc.	2,000	134,500
McGraw-Hill Cos., Inc. (The)	4,700	410,075
Meredith Corp.	1,200	56,100
New York Times Co., Class A	3,500	128,030
Tribune Co.	7,264	289,616

		1,673,041

Railroads (0.6%)
Burlington Northern Santa Fe Corp.	9,400	506,942
CSX Corp.	5,300	220,745
Norfolk Southern Corp.	9,900	366,795
Union Pacific Corp.	6,400	446,080

		1,540,562

Real Estate Investment Trusts (0.5%)
Apartment Investment & Management Co.	2,200	81,840
Archstone-Smith Trust	4,900	167,139
Equity Office Properties Trust	9,800	295,274
Equity Residential Property Trust	7,000	225,470
Plum Creek Timber Co., Inc.	4,424	157,937
ProLogis Trust	4,500	166,950
Simon Property Group, Inc.	5,500	333,190

		1,427,800

Restaurants (0.6%)
Darden Restaurants, Inc.	3,750	115,050
McDonald’s Corp.	31,700	987,138
Wendy’s International, Inc.	3,000	117,120
YUM! Brands, Inc.	7,100	367,851

		1,587,159

Retail (6.2%)

	Shares
	or
	Principal
	Amount	Value
Albertson’s, Inc.	8,859	182,938
Bed Bath & Beyond, Inc.(b)	7,400	270,396
Best Buy Co., Inc.	7,350	396,974
Big Lots, Inc.(b)	3,200	38,464
Circuit City Stores, Inc.	4,700	75,435
Coach, Inc.(b)	4,600	260,498
Costco Wholesale Corp.	11,800	521,324
CVS Corp.	9,854	518,517
Dillards, Inc.	1,500	40,350
Dollar General Corp.	7,175	157,204
Family Dollar Stores, Inc.	4,000	121,440
Federated Department Stores, Inc.	4,100	260,924
Gap, Inc.(The)	18,400	401,856
Home Depot, Inc.	54,682	2,091,040
Kmart Holding Corp.(b)	2,374	316,112
Kohl’s Corp.(b)	8,000	413,040
Kroger Co.(b)	18,100	290,143
Limited, Inc. (The)	9,566	232,454
Lowe’s Cos., Inc.	19,286	1,101,038
May Department Stores Co. (The)	7,100	262,842
Nordstrom, Inc.	3,000	166,140
Office Depot, Inc.(b)	7,800	173,004
Officemax, Inc.	2,100	70,350
Penney (J.C.) Co., Inc.	7,100	368,632
Safeway, Inc.(b)	11,000	203,830
Staples, Inc.	12,100	380,303
Starbucks Corp.(b)	9,800	506,268
Supervalu, Inc.	3,400	113,390
Target Corp.	22,316	1,116,246
Tiffany & Co.	3,400	117,368
TJX Cos., Inc.	11,600	285,708
Toys “R” Us, Inc.(b)	5,000	128,800
Wal-Mart Stores, Inc.	84,388	4,228,683
Walgreen Co.	25,500	1,132,710

		16,944,421

Semiconductors (1.1%)
Advanced Micro Devices, Inc.(b)	9,800	157,976
Analog Devices, Inc.	9,300	336,102
Applied Materials, Inc.(b)	41,100	667,875
Applied Micro Circuits Corp.(b)	9,200	30,268
Freescale Semiconductor, Inc.(b)	10,046	173,294
Jabil Circuit, Inc.(b)	4,300	122,636
KLA-Tencor Corp.(b)	4,800	220,848
Linear Technology Corp.	7,500	287,325
LSI Logic Corp.(b)	9,700	54,223
Maxim Integrated Products, Inc.	8,000	326,960
Micron Technology, Inc.(b)	14,600	150,964
National Semiconductor Corp.	8,700	179,307
Novellus Systems(b)	3,400	90,882
PMC-Sierra, Inc.(b)	4,600	40,480
QLogic Corp.(b)	2,100	85,050

		2,924,190

Steel (0.2%)
Allegheny Technologies, Inc.	2,100	50,631
Nucor Corp.	4,000	230,240
United States Steel Corp.	2,900	147,465

		428,336

Telecommunications (4.5%)
ADC Telecommunications, Inc.(b)	21,400	42,586
ALLTEL Corp.	7,500	411,375
Andrew Corp.(b)	3,700	43,327

	Shares
	or
	Principal
	Amount	Value
AT&T Corp.	19,962	374,288
BellSouth Corp.	45,600	1,198,824
CenturyTel, Inc.	3,400	111,656
CIENA Corp.(b)	16,939	29,135
Citizens Communications Co.	7,800	100,932
Comverse Technology, Inc.(b)	4,600	116,012
Corning, Inc.(b)	35,100	390,663
JDS Uniphase Corp.(b)	35,000	58,450
Lucent Technologies, Inc.(b)	108,300	297,825
Motorola, Inc.	61,100	914,667
Nextel Communications, Inc., Class A(b)	28,100	798,602
QUALCOMM, Inc.	41,000	1,502,650
Qwest Communications International, Inc.(b)	43,123	159,555
SBC Communications, Inc.	82,358	1,951,061
Scientific-Atlanta, Inc.	3,900	110,058
Sprint Corp.	36,850	838,338
Tellabs, Inc.(b)	11,000	80,300
Univision Communications, Inc.(b)	7,700	213,213
Verizon Communications, Inc.	69,002	2,449,570

		12,193,087

Tire & Rubber (0.1%)
B.F. Goodrich Co. (The)	2,800	107,212
Cooper Tire & Rubber Co.	1,800	33,048
Goodyear Tire & Rubber Co.(b)	4,800	64,080

		204,340

Tobacco (0.2%)
R.J. Reynolds Tobacco, Inc.	2,900	233,711
UST, Inc.	4,000	206,800

		440,511

Trucking (1.0%)
FedEx Corp.	7,500	704,625
Ryder System, Inc.	1,500	62,550
United Parcel Service Inc., Class B	27,900	2,029,446

		2,796,621

Utilities (2.7%)
AES Corp.(b)	15,800	258,804
Allegheny Energy, Inc.(b)	3,100	64,046
Ameren Corp.	4,800	235,248
American Electric Power Co., Inc.	9,560	325,614
Calpine Corp.(b)	10,600	29,680
Centerpoint Energy, Inc.	7,600	91,428
Cinergy Corp.	4,600	186,392
CMS Energy Corp.(b)	4,900	63,896
Consolidated Edison, Inc.	6,100	257,298
Constellation Energy Group, Inc.	4,400	227,480
Detroit Edison Co.	4,300	195,564
Dominion Resources, Inc.	8,500	632,655
Duke Energy Corp.	23,200	649,831
Edison International	8,200	284,704
Entergy Corp.	5,200	367,432
FirstEnergy Corp.	8,186	343,403
FPL Group, Inc.	9,700	389,455
Nisource, Inc.	6,664	151,873
PG & E Corp.	8,800	300,080
Pinnacle West Capital Corp.	2,400	102,024
PPL Corp.	4,700	253,753
Progress Energy, Inc.	5,926	248,596
Public Service Enterprise Group, Inc.	5,900	320,901
Southern Co.	18,500	588,855
TECO Energy, Inc.	5,100	79,968

	Shares
	or
	Principal
	Amount	Value
TXU Corp.	5,900	469,817
Xcel Energy, Inc.	9,780	168,020

		7,286,817

Waste Management (0.2%)
Allied Waste Industries, Inc.(b)	8,000	58,480
Waste Management, Inc.	14,100	406,785

		465,265

Total COMMON STOCKS		268,600,915

CASH EQUIVALENTS (0.6%)
Investments in repurchase agreements (Collateralized by AA Corporate Bonds, in a joint trading account at 2.80%, dated 03/31/05, due 04/01/05, repurchase price $1,620,626)	$1,620,500	1,620,500

Total CASH EQUIVALENTS		1,620,500

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (4.7%)
Pool of short-term securities for Gartmore Variable Insurance Trust Funds — Notes to Statement of Investments (Securities Lending)	$12,877,139	12,877,139

Total SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING		12,877,139

Total Investments (Cost $306,326,880)(a) - 104.4%		283,098,554
Liabilities in excess of other assets - (4.4)%		(11,926,217)

NET ASSETS - 100.0%		$271,172,337

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

At March 31, 2005 the Fund’s open futures contracts were as follows:

			Market Value	Unrealized
Number of			Covered by	Appreciation/
Contracts	Long Contracts *	Expiration	Contracts	(Depreciation)

9	S&P500 Futures	06/17/05	$2,663,775	$(68,602)

*	Cash pledged as collateral.

Gartmore Variable Insurance Trust
Dreyfus GVIT International Value Fund
Statement of Investments
March 31, 2005
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (96.3%)
Australia (1.8%)
Banking (1.1%)
National Australia Bank Ltd. (c)	93,452	$2,048,736

Containers (0.7%)
Amcor Ltd. (c)	243,086	1,345,202

		3,393,938

Brazil (1.1%)
Oil & Gas (0.6%)
Petroleo Brasileiro SA ADR	5,500	211,585
Petroleo Brasileiro SA ADR	18,950	837,211

		1,048,796

Telecommunications (0.5%)
Telecomunicacoes Brasileiras SA ADR	35,411	1,025,148

		2,073,944

China (0.6%)
Telecommunications (0.6%)
China Mobile (Hong Kong) Ltd. (c)	337,500	1,103,039

Denmark (0.3%)
Banking (0.3%)
Danske Bank A/S (c)	18,500	536,558

Finland (1.9%)
Paper Products (1.3%)
M-Real Oyj B Shares (c)	231,100	1,368,481
UPM-Kymmene Oyj (c)	51,039	1,132,427

		2,500,908

Telecommunications (0.6%)
Nokia Oyj (c)	47,500	732,762
Nokia Oyj ADR	28,446	438,922

		1,171,684

		3,672,592

France (8.3%)
Auto Parts & Equipment (1.0%)
Valeo SA (c)	44,500	1,981,815

Banking (1.8%)
Banque Nationale de Paris SA (c)	29,720	2,108,011
Credit Agricole SA (c)	51,890	1,411,667

		3,519,678

Food & Beverages (1.3%)
Carrefour SA (c)	46,410	2,465,271

Machinery (0.4%)
Schneider Electric SA (c)	9,980	781,390

Medical (1.2%)
Sanofi-Synthelabo SA (c)	27,590	2,330,600

Oil & Gas (1.6%)
TotalFinaElf SA (c)	10,060	2,355,324

	Shares
	or
	Principal
	Amount	Value
TotalFinaElf SA ADR	5,541	649,571

		3,004,895

Telecommunications (1.0%)
France Telecom SA (c)	64,120	1,917,178

		16,000,827

Germany (7.0%)
Airlines (0.6%)
Deutsche Lufthansa AG (c)	82,252	1,185,681

Automotive (1.0%)
Volkswagen AG	42,380	2,018,181

Banking (1.4%)
Deutsche Bank AG (c)	18,035	1,555,385
Deutsche Postbank AG (c)	23,220	1,065,954

		2,621,339

Distribution/Wholesale (0.1%)
Medion AG (c)	14,900	241,460

Electric & Gas (0.8%)
E.On AG (c)	18,227	1,566,935

Insurance (0.4%)
Allianz AG (c)	5,600	710,787

Machinery / Print Trade (0.4%)
Heidelberger Druckmaschinen AG (c)	23,400	743,883

Retail (0.5%)
KarstadtQuelle AG (c)	93,934	945,317

Semiconductors (0.6%)
Infineon Technologies AG (c)	118,800	1,136,156

Transportation (1.2%)
Deutsche Post AG (c)	92,630	2,255,231

		13,424,970

Hong Kong (0.8%)
Banking (0.6%)
Bank of East Asia Ltd. (c)	421,527	1,211,597

Diversified Operations (0.2%)
Citic Pacific Ltd. (c)	125,900	368,379

		1,579,976

Ireland (1.5%)
Banking (1.5%)
Bank of Ireland (c)	187,955	2,964,169

Italy (4.2%)
Aerospace & Defense (0.8%)
Finmeccanica SpA (c)	1,510,140	1,531,607

Apparel (0.5%)
Benetton Group SpA (c)	93,430	900,010

Banking (1.7%)
Banche Popolari Unite Scrl (c)	38,140	800,535
UniCredito Italiano SpA (c)	436,400	2,565,322

		3,365,857

Oil & Gas (1.2%)
Eni SpA (c)	87,860	2,283,594

		8,081,068

Japan (25.7%)
Advertising (0.5%)
Dentsu, Inc (c).	377	1,028,225

Appliances (0.7%)
Rinnai Corp. (c)	53,500	1,356,212

Automotive (2.8%)

	Shares
	or
	Principal
	Amount	Value
Fuji Heavy Industries Ltd. (c)	294,100	1,434,960
Toyoda Gosei (c)	61,100	1,100,778
Toyota Motor Corp. (c)	37,900	1,405,174
Yamaha Motor Co. Ltd. (c)	87,000	1,486,015

		5,426,927

Banking (2.6%)
Mitsubishi Tokyo Financial Group, Inc. (c)	139	1,197,663
Sumitomo Mitsui Financial Group, Inc. (c)	359	2,423,543
The 77 Bank Ltd. (c)	191,300	1,383,699

		5,004,905

Building & Construction (1.2%)
JS Group Corp. (c)	41,200	755,337
Sekisui House Ltd. (c)	144,900	1,543,402

		2,298,739

Chemicals (2.1%)
Shin-Etsu Chemical Co. Ltd. (c)	49,600	1,872,801
Sumitomo Bakelite Co. Ltd. (c)	183,300	1,141,234
Sumitomo Chemical Co. Ltd. (c)	204,600	1,009,038

		4,023,073

Computers (0.4%)
TDK Corp. (c)	11,000	750,600

Convenience Stores (0.6%)
Lawson, Inc. (c)	30,900	1,133,471

Cosmetics & Toiletries (1.0%)
Kao Corp. (c)	78,200	1,795,203
Shiseido Co. Ltd. (c)	6,800	89,630

		1,884,833

Drugstores (0.4%)
Matsumotokiyoshi Co. Ltd. (c)	27,500	814,220

Electronic Components (2.0%)
Mabuchi Motor Co. Ltd. (c)	25,000	1,500,626
Minebea Co. Ltd. (c)	295,000	1,262,839
Murata Manufacturing Co. Ltd. (c)	22,000	1,176,574

		3,940,039

Electronics (2.2%)
ALPS Electric Co. Ltd. (c)	68,200	1,082,173
Funai Electric Co. Ltd. (c)	11,400	1,401,614
Rohm Co. Ltd. (c)	17,700	1,704,551

		4,188,338

Financial Services (1.7%)
Credit Saison Co. (c)	40,000	1,434,111
Takefuji Corp. (c)	26,640	1,791,700

		3,225,811

Office Automation & Equipment (1.0%)
Canon, Inc. (c)	35,600	1,902,616

Pharmaceuticals (1.3%)
Takeda Chemical Industries Ltd. (c)	52,200	2,482,408

Photographic Products (0.7%)
Fuji Photo Film Co. Ltd. (c)	39,200	1,428,996

Restaurants (0.7%)
Skylark Co. Ltd. (c)	81,700	1,378,371

Retail (0.3%)
Aeon Co. Ltd. (c)	38,900	655,382

Security Services (0.3%)
Sohgo Security Services Co. Ltd. (c)	45,794	658,629

Telecommunications (1.4%)

	Shares
	or
	Principal
	Amount	Value
KDDI Corp. (c)	292	1,441,506
Nippon Telegraph & Telephone Corp. (c)	297	1,296,586

		2,738,092

Textile Products (0.5%)
Kuraray Co. Ltd. (c)	101,800	906,819

Transportation (1.3%)
Nippon Express Co. Ltd. (c)	493,600	2,588,619

		49,815,325

Korea (1.2%)
Telecommunications (0.6%)
KT Corp. SP ADR	53,200	1,133,692

Utilities (0.6%)
Korea Electric Power Corp. ADR	84,700	1,138,368

		2,272,060

Mexico (1.2%)
Food & Beverages (0.7%)
Coca-Cola Femsa SA de CV ADR	48,700	1,177,079

Telecommunications (0.5%)
Telefonos de Mexico SA de CV ADR	30,516	1,053,717

		2,230,796

Netherlands (6.8%)
Banking (1.9%)
ABN AMRO Holding NV (c)	56,367	1,398,129
Fortis NV (c)	79,060	2,257,420

		3,655,549

Electronics (1.2%)
Koninklijke (Royal) Philips Electronics NV (c)	68,750	1,893,474
Koninklijke (Royal) Philips Electronics NV ADR	17,050	469,216

		2,362,690

Food & Beverages (1.0%)
Heineken NV (c)	56,601	1,962,520

Insurance (0.9%)
Aegon NV (c)	127,875	1,723,977

Oil & Gas (0.8%)
Royal Dutch Petroleum Co. (c)	25,300	1,516,421

Printing & Publishing (1.0%)
Wolters Kluwer NV (c)	100,502	1,835,615

		13,056,772

New Zealand (0.2%)
Paper & Related Products (0.2%)
Carter Holt Harvey Ltd. (c)	267,850	376,013

Portugal (0.5%)
Utilities (0.5%)
Electricidade de Portugal SA (c)	364,100	1,015,656

Singapore (1.8%)
Banking (1.8%)
DBS Group Holdings Ltd. (c)	199,300	1,797,197
United Overseas Bank Ltd. (c)	186,200	1,623,409

		3,420,606

South Africa (0.5%)
Banking (0.5%)
Nedcor Ltd. (c)	81,859	985,840

Spain (3.0%)
Banking (0.7%)
Banco de Sabadell SA (c)	57,800	1,447,015

	Shares
	or
	Principal
	Amount	Value
Oil & Gas (1.0%)
Repsol YPF SA (c)	30,800	816,003
Repsol YPF SA ADR	43,270	1,148,818

		1,964,821

Utilities (1.3%)
Endesa SA (c)	104,046	2,342,521

		5,754,357

Sweden (1.2%)
Appliances (0.7%)
Electrolux AB Series B (c)	56,820	1,322,099

Paper & Related Products (0.5%)
Svenska Cellusoa AB (c)	27,810	1,049,897

		2,371,996

Switzerland (6.9%)
Banking (1.2%)
Julius Baer Holding Ltd. (c)	601	208,663
United Bank of Switzerland AG (c)	25,790	2,178,202

		2,386,865

Chemicals (1.6%)
Ciba Specialty Chemicals AG (c)	30,648	1,982,710
Lonza Group AG (c)	18,910	1,156,614

		3,139,324

Food & Beverages (1.5%)
Nestle SA (c)	10,720	2,936,754

Insurance (1.1%)
Swiss Re (c)	28,920	2,071,335

Pharmaceuticals (1.5%)
Novartis AG (c)	60,190	2,809,083

		13,343,361

Taiwan (0.6%)
Semiconductor Components (0.6%)
United Microelectronics Corp. ADR (b)	364,562	1,228,574

United Kingdom (19.2%)
Aerospace & Defense (0.6%)
British Aerospace PLC (c)	251,666	1,234,061

Airport (0.6%)
BAA PLC (c)	113,000	1,245,275

Auto Parts & Equipment (1.1%)
GKN PLC (c)	440,500	2,112,066

Banking (2.9%)
Barclays PLC (c)	140,043	1,433,043
Lloyds TSB Group PLC (c)	154,359	1,388,746
Royal Bank of Scotland Group PLC (c)	80,682	2,566,255

		5,388,044

Chemicals (0.6%)
BOC Group PLC (c)	59,103	1,137,191

Containers — Metal/Glass (0.5%)
Rexam PLC (c)	109,026	980,717

Food & Beverages (1.8%)
Diageo PLC (c)	158,808	2,240,143
Sainsbury (J) PLC (c)	235,458	1,287,026

		3,527,169

Food & Household Products (1.3%)
Unilever PLC (c)	245,310	2,425,885

Industrial Goods & Services (0.7%)
Bunzl PLC (c)	147,509	1,440,548

Mining (1.8%)

	Shares
	or
	Principal
	Amount	Value
Anglo American PLC (c)	73,054	1,731,766
Rio Tinto PLC (c)	55,550	1,795,421

		3,527,187

Oil & Gas (2.0%)
Centrica PLC (c)	265,280	1,157,212
Shell Transportation & Trading Co. PLC (c)	309,667	2,785,435

		3,942,647

Pharmaceuticals (1.7%)
GlaxoSmithKline PLC (c)	140,744	3,227,839

Retail (1.4%)
Boots Group PLC (c)	164,700	1,940,424
Marks & Spencer Group PLC (c)	113,800	743,680

		2,684,104

Telecommunications (2.2%)
BT Group PLC (c)	556,389	2,155,652
Vodafone Group PLC (c)	788,696	2,094,088

		4,249,740

		37,122,473

Total Common Stocks		185,824,910

Cash Equivalents (3.6%)
Investments in repurchase agreements (collteralized by AA Corporate Bonds, in a joint trading account at 2.80% dated 03/31/05, due 04/01/05, Repurchase price $6,922,001)	$6,921,463	6,921,463

Total Cash Equivalents		6,921,463

Short-Term Securities Held as Collateral for Securities Lending (21.2%)
Pool of short-term securities for Gartmore Variable Insurance Trust Funds – Notes to Statement of Investments (Securities Lending)	$40,934,237	40,934,237

Total Short-Term Securities Held as Collateral for Securities Lending		40,934,237

Total Investments (Cost $214,407,404) (a) — 121.1%		233,680,610
Liablilities in excess of assets — (21.1%)		(40,656,803)

NET ASSETS — 100.0%		$193,023,807

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Represents non-income producing securities.

ADR	American Depositary Receipt

Gartmore Variable Insurance Trust
Gartmore GVIT Mid Cap Growth Fund
Statement of Investments
March 31, 2005
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
COMMON STOCKS (99.8%)
Aerospace & Defense (3.6%)
L-3 Communications Holdings, Inc.	116,000	$8,238,320

Banks (4.0%)
City National Corp.	46,700	3,260,594
North Fork Bancorp, Inc.	101,800	2,823,932
Zions Bancorp	45,000	3,105,900

		9,190,426

Business Services (5.0%)
ChoicePoint, Inc. (b)	78,566	3,151,282
Corporate Executive Board Co.	85,800	5,486,910
Manpower, Inc.	66,000	2,872,320

		11,510,512

Computer Software & Services (13.8%)
Business Objectives S.A. ADR-FR (b)	127,800	3,436,542
CACI International, Inc., Class A (b)	34,774	1,920,568
eResearch Technology, Inc. (b)	154,500	1,820,010
Factset Research Systems, Inc.	52,950	1,747,880
Fiserv, Inc. (b)	79,500	3,164,100
Henry ( Jack) & Associates, Inc.	179,100	3,222,009
InfoSpace, Inc. (b)	81,200	3,315,396
Mercury Interactive Corp. (b)	111,700	5,292,345
Navteq Corp. (b)	63,100	2,735,385
Research in Motion Ltd. ADR-CA (b)	31,300	2,391,946
TIBCO Software, Inc. (b)	373,100	2,779,595

		31,825,776

Construction (1.1%)
D.R. Horton, Inc.	89,533	2,617,955

Consumer & Commercial Services (2.6%)
Alliance Data Systems Corp. (b)	74,400	3,005,760
Rollins, Inc.	164,550	3,060,630

		6,066,390

Consumer Products (5.1%)
Ball Corp.	52,800	2,190,144
Church & Dwight, Inc.	113,500	4,025,845
Fortune Brands, Inc.	40,300	3,249,389
Gildan Activewear, Inc., Class A (b)	54,000	2,295,000

		11,760,378

Electronics (5.8%)
Amphenol Corp., Class A	138,700	5,137,448
Cabot Microelectronics Corp. (b)	76,900	2,413,122
Jabil Circuit, Inc. (b)	102,100	2,911,892
Microchip Technology, Inc.	110,700	2,879,307

		13,341,769

Financial Services (5.7%)
Ameritrade Holdings Corp. (b)	188,000	1,919,480
Investors Financial Services Corp.	182,900	8,945,639
optionsXpress Holdings, Inc. (b)	134,840	2,183,060

	Shares
	or
	Principal
	Amount	Value
		13,048,179

Gaming & Leisure (3.3%)
Penn National Gaming, Inc. (b)	163,800	4,812,444
Scientific Games Corp. (b)	124,900	2,853,965

		7,666,409

Healthcare (2.4%)
Express Scripts, Inc. (b)	38,000	3,313,220
Health Management Associates, Inc., Class A	88,000	2,303,840

		5,617,060

Instruments — Scientific (0.8%)
Waters Corp. (b)	50,400	1,803,816

Medical Products & Services (7.9%)
Charles River Laboratories International, Inc. (b)	112,800	5,306,112
Fisher Scientific International, Inc. (b)	64,300	3,659,956
Invitrogen Corp. (b)	60,600	4,193,520
Kinetic Concept, Inc. (b)	30,453	1,816,521
ResMed, Inc. (b)	58,100	3,276,840

		18,252,949

Oil & Gas (8.3%)
EOG Resources, Inc.	130,100	6,341,074
Kinder Morgan, Inc.	45,400	3,436,780
Patterson-UTI Energy, Inc.	151,300	3,785,526
XTO Energy, Inc.	169,131	5,554,250

		19,117,630

Pharmaceuticals (2.6%)
IVAX Corp. (b)	158,050	3,124,649
Kos Pharmaceuticals, Inc. (b)	69,000	2,875,920

		6,000,569

Retail (8.1%)
Bed, Bath & Beyond, Inc. (b)	73,200	2,674,728
Cabelas, Inc. (b)	101,000	2,083,630
Coach, Inc. (b)	59,400	3,363,822
Office Depot, Inc. (b)	129,500	2,872,310
Staples, Inc.	126,100	3,963,323
Williams Sonoma, Inc. (b)	98,400	3,616,200

		18,574,013

Schools (1.2%)
Education Management Corp. (b)	97,100	2,713,945

Security & Commodity Exchanges (1.1%)
Chicago Mercantile Exchange	12,600	2,444,778

Semiconductors (7.3%)
KLA-Tencor Corp. (b)	76,900	3,538,169
Marvel Technology Group Ltd. (b)	126,100	4,834,674
QLogic Corp. (b)	69,400	2,810,700
Sigmatel, Inc. (b)	63,900	2,391,777
Tessera Technologies, Inc. (b)	72,401	3,129,895

		16,705,215

Telecommunications (6.5%)
Amdocs Ltd. (b)	131,600	3,737,440
Avid Technology, Inc. (b)	48,700	2,635,644
Comverse Technology, Inc. (b)	123,300	3,109,626
Flir Systems, Inc. (b)	76,100	2,305,830
NII Holdings, Inc. (b)	55,500	3,191,250

		14,979,790

Transportation (2.4%)
Knight Transportation, Inc.	117,900	2,908,593
Oshkosh Truck Corp.	31,500	2,582,685

	Shares
	or
	Principal
	Amount	Value
		5,491,278

Waste Disposal (1.2%)
Stericycle, Inc. (b)	63,100	2,789,020

Total COMMON STOCKS		229,756,177

CASH EQUIVALENTS (0.4%)
Investments in repurchase agreements (Collaterized by AA Corporate Bonds, in a joint trading account at 2.80%, dated 03/31/05, due 04/01/05, repurchase price $957,373)	$957,299	957,299

Total CASH EQUIVALENTS		957,299

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (18.9%)
Pool of short-term securities for Gartmore Variable Insurance Trust Funds — Notes to Statement of Investments (Securities Lending)	$43,544,497	43,544,497

Total SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING		43,544,497

Total Investments (Cost $235,499,089) (a) — 119.1%		274,257,973
Liabilities in excess of other assets — (19.1)%		(44,016,946)

NET ASSETS — 100.0%		$230,241,027

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

CA	Canada

FR	France

Gartmore Variable Insurance Trust
Gartmore GVIT U.S. Growth Leaders Fund
Statement of Investments
March 31, 2005
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
COMMON STOCKS (97.1%)
Advertising Agencies (2.1%)
Monster Worldwide, Inc. (b)	35,570	$997,739

Business Services (2.1%)
Medco Health Solutions, Inc. (b)	20,470	1,014,698

Chemicals & Allied Products (3.2%)
Praxair, Inc.	32,590	1,559,757

Coal (2.6%)
Peabody Energy Corp.	26,920	1,248,011

Computer Software & Services (14.9%)
AutoDesk, Inc.	50,450	1,501,392
Google, Inc. (b)	8,750	1,579,463
Juniper Networks, Inc. (b)	45,300	999,318
Quest Software, Inc. (b)	114,530	1,585,096
Verisign, Inc. (b)	54,620	1,567,594

		7,232,863

Construction & Building Materials (3.2%)
Deere & Co.	22,950	1,540,634

Electronics (0.0%)
KLA-Tencor Corp. (b)	10	460

Energy (2.6%)
ENSCO International, Inc.	32,930	1,240,144

Financial Services (14.6%)
Capital One Financial Corp.	25,310	1,892,429
Franklin Resources, Inc.	29,610	2,032,726
Goldman Sachs Group, Inc.	14,260	1,568,457
Investors Financial Services Corp.	31,950	1,562,675

		7,056,287

Food & Beverage (3.6%)
PepsiCo, Inc.	33,340	1,768,020

Healthcare (7.1%)
St. Jude Medical, Inc. (b)	39,760	1,431,360
Unitedhealth Group, Inc.	21,120	2,014,426

		3,445,786

Hotels & Motels (4.1%)
Starwood Hotels & Resorts Worldwide	32,890	1,974,387

Manufacturing (6.1%)
American Standard Cos., Inc.	30,500	1,417,640
Textron, Inc.	20,870	1,557,319

		2,974,959

Medical Products (4.0%)
Invitrogen Corp. (b)	27,860	1,927,912

Multimedia (3.9%)
News Corp.	112,270	1,899,608

	Shares
	or
	Principal
	Amount	Value
Retail (5.3%)
Nordstrom, Inc.	32,380	1,793,204
Pacific Sunwear of California (b)	28,400	794,632

		2,587,836

Semiconductors (14.5%)
Maxim Integrated Products, Inc.	46,240	1,889,828
National Semiconductor Corp.	87,650	1,806,467
Nvidia Corp. (b)	68,950	1,638,252
Qlogic Corp. (b)	42,140	1,706,670

		7,041,217

Transportation (3.2%)
Canadian National Railway Co. ADR-CA	24,440	1,547,296

Total COMMON STOCKS		47,057,614

CASH EQUIVALENTS (0.3%)

Investments in repurchase agreements (Collateralized by AA Corporate Bonds, in a joint trading account at 2.80%, dated 03/31/05, due 04/01/05, repurchase price $146,079)	$146,068	146,068

Total CASH EQUIVALENTS		146,068

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (3.0%)
Pool of short-term securities for Gartmore Variable Insurance Trust Funds — Notes to Statement of Investments (Securities Lending)	$1,451,875	1,451,875

Total SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING		1,451,875

Total Investments (Cost $46,846,383) (a) — 100.4%		48,655,557
Liabilities in excess of other assets — (0.4)%		(189,092)

NET ASSETS — 100.0%		$48,466,465

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt

CA	Canada

Gartmore Variable Insurance Trust
Gartmore GVIT Global Financial Services Fund
Statement of Investments
March 31, 2005
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
COMMON STOCKS (96.9%)
Australia (2.6%)
Banking (2.6%)
Australia & New Zealand Banking Group Ltd. (c)	20,400	$324,917
National Australia Bank Ltd. (c)	9,180	201,252

		526,169

Austria (0.7%)
Banking (0.7%)
Bank Austria Creditanstalt (c)	1,532	150,973

Belgium (2.2%)
Financial Services (2.2%)
Fortis NV (c)	15,400	439,720

Bermuda (0.7%)
Insurance (0.7%)
Aspen Insurance Holdings Ltd.	5,580	140,672

France (4.0%)
Banking (3.0%)
BNP Paribas SA (c)	8,590	609,280

Insurance (1.0%)
Axa (c)	7,790	207,628

		816,908

Germany (1.8%)
Financial Services (1.8%)
Hypo Real Estate Holding AG (b) (c)	8,890	366,603

Hong Kong (3.2%)
Financial Services (3.2%)
Hang Lung Group Ltd. (c)	367,760	642,652

Ireland (3.0%)
Banking (3.0%)
Bank of Ireland (c)	37,960	598,653

Italy (1.9%)
Banking (1.9%)
UniCredito Italiano SpA (c)	65,470	384,857

Japan (5.5%)
Financial Services (5.1%)
Mitsubishi Tokyo Financial Group, Inc. (c)	46	396,350
Mizuho Financial Group, Inc. (c)	61	287,424
Orix Corp. (c)	1,700	216,649
Sumitomo Mitsui Financial Group, Inc. (c)	20	135,016

		1,035,439

Insurance (0.4%)
Millea Holdings, Inc. (c)	6	87,060

		1,122,499

Portugal (2.0%)
Banking (2.0%)
Banco Commercial Portuguese SA (c)	145,660	396,535

	Shares
	or
	Principal
	Amount	Value
Spain (3.6%)
Banking (3.6%)
Banco Popular Espanol SA (c)	3,230	209,032
Banco Santander Central Hispano SA (c)	43,310	527,075

		736,107

Sweden (1.1%)
Banking (1.1%)
Skandinaviska Enskilda Banken AB (c)	11,530	218,673

Switzerland (3.7%)
Financial Services (3.7%)
UBS AG (c)	8,820	744,930

United Kingdom (12.1%)
Banking (11.3%)
Barclays PLC (c)	48,840	499,774
HBOS PLC (c)	27,001	420,842
HSBC Holdings PLC (c)	34,540	546,316
Lloyds TSB Group PLC (c)	34,360	309,132
Royal Bank of Scotland Group PLC (c)	16,547	526,311

		2,302,375

Insurance (0.8%)
Royal & Sun Alliance Insurance Group PLC (c)	106,148	157,600

		2,459,975

United States (48.8%)
Banking (15.2%)
Bank Of America Corp.	21,660	955,205
Colonial BancGroup, Inc. (The)	20,390	418,403
East West Bancorp, Inc.	2,800	103,376
SunTrust Banks, Inc.	4,370	314,946
Wachovia Corp.	11,180	569,174
Wells Fargo & Co.	7,580	453,284
Zions Bancorp	3,700	255,374

		3,069,762

Financial Services (24.9%)
American Capital Strategies Ltd.	13,250	416,183
American Express Co.	7,480	384,248
Capital One Financial Corp.	7,170	536,101
CapitalSource, Inc. (b)	4,350	100,050
Citigroup, Inc.	17,430	783,303
Fannie Mae	2,882	156,925
First Marblehead Corp. (The) (b)	2,080	119,662
Franklin Resources, Inc.	4,400	302,060
Freddie Mac	3,200	202,240
GFI Group, Inc. (b)	6,090	163,395
Goldman Sachs Group, Inc.	3,090	339,869
Host Marriott Corp.	9,580	158,645
Investors Financial Services Corp.	10,000	489,100
J.P. Morgan Chase & Co.	5,500	190,300
Lehman Brothers Holding, Inc.	1,830	172,313
MBNA Corp.	6,120	150,246
Merrill Lynch & Co., Inc.	4,880	276,208
SLM Corp.	2,240	111,642

		5,052,490

Insurance (8.7%)
Allstate Corp.	3,860	208,672
American International Group, Inc.	7,060	391,195
Assurant, Inc.	2,460	82,902
Hartford Financial Services Group	3,000	205,680
Metlife, Inc.	7,930	310,063
MGIC Investment Corp.	1,810	111,623

	Shares
	or
	Principal
	Amount	Value
PartnerRe Ltd.	4,760	307,496
U.S.I. Holdings Corp. (b)	11,740	138,297

		1,755,928

		9,878,180

Total COMMON STOCKS		19,624,106

CASH EQUIVALENTS (0.4%)

Investments in repurchase agreements (Collaterized by AA Corporate Bonds, in a joint trading account at 2.80%, dated 03/31/05, due 04/01/05, repurchase price $84,237)	$84,230	84,230

Total CASH EQUIVALENTS		84,230

Total Investments (Cost $18,653,229) (a) — 97.3%		19,708,336
Other assets in excess of liabilities — 2.7%		541,067

NET ASSETS — 100.0%		$20,249,403

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Fair Valued Security.

At March 31, 2005, the Fund’s open forward foreign currency contracts were as follows:

				Unrealized
	Delivery	Contract	Market	Appreciation/
Currency	Date	Value	Value	(Depreciation)
Short Contract:
Euro	04/01/05	109,123	109,648	(525)
Japenese Yen	04/01/05	255,078	254,904	174
Japenese Yen	04/04/05	135,380	135,633	(253)
Swedish Krone	04/01/05	7,550	7,540	10
Swiss Franc	04/01/05	25,037	25,113	(76)

Total Short Contracts		$532,168	$532,838	$(670)

Gartmore Variable Insurance Trust
Gartmore GVIT Global Health Sciences Fund
Statement of Investments
March 31, 2005
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (90.1%)
Drugs (30.5%)
Abbott Laboratories	55,690	$2,596,268
Amgen, Inc. (b)	23,350	1,359,204
AstraZeneca PLC ADR — GB	41,480	1,639,704
Eli Lilly & Co.	30,070	1,566,647
Merck & Co., Inc.	51,510	1,667,379
Novartis AG ADR — CH	14,800	692,344
Pfizer, Inc.	146,958	3,860,587
Schering-Plough Corp.	58,420	1,060,323
Sepracor, Inc. (b)	9,600	551,136
Wyeth	42,160	1,778,309

		16,771,901

Hospitals (2.9%)
LifePoint Hospitals, Inc. (b)	26,230	1,149,923
Triad Hospitals, Inc. (b)	8,820	441,882

		1,591,805

Insurance (11.8%)
Aetna, Inc.	11,120	833,444
UnitedHealth Group, Inc.	29,930	2,854,723
WellPoint, Inc. (b)	22,110	2,771,489

		6,459,656

Medical Products (24.2%)
Bard (C.R.), Inc.	39,040	2,657,843
Baxter International, Inc.	31,280	1,062,894
Hospira, Inc. (b)	17,250	556,658
Immucor, Inc. (b)	16,015	483,493
Johnson & Johnson	74,560	5,007,449
Medtronic, Inc.	41,190	2,098,631
ResMed, Inc. (b)	9,690	546,516
Serologicals Corp. (b)	14,480	353,891
Syneron Medical Ltd. (b)	15,900	506,574

		13,273,949

Medical Products & Services (3.6%)
Cardinal Health, Inc.	19,760	1,102,608
Caremark Rx, Inc. (b)	22,490	894,652

		1,997,260

Medical Services (3.6%)
Community Health Systems, Inc. (b)	20,460	714,258
HEALTHSOUTH Corp. (b)	48,070	252,368
Hythiam, Inc. (b)	19,800	169,092
Manor Care, Inc.	15,600	567,216
Psychiatric Solutions, Inc. (b)	6,330	291,180

		1,994,114

Optical Supplies (3.8%)
Alcon, Inc.	11,030	984,868
Bausch & Lomb, Inc.	11,470	840,751
Shamir Optical Industry Ltd. (b)	17,370	268,367

	Shares
	or
	Principal
	Amount	Value
		2,093,986

Pharmacy Services (1.0%)
Omnicare, Inc.	15,700	556,565

Therapeutics (8.7%)
Abgenix, Inc. (b)	27,430	192,010
CV Therapeutics, Inc. (b)	20,240	412,086
Genentech, Inc. (b)	18,810	1,064,834
Genzyme Corp. (b)	19,110	1,093,856
Gilead Sciences, Inc. (b)	55,900	2,001,221

		4,764,007

Total Common Stocks		49,503,243

Mutual Fund (2.0%)
Exchange Traded Fund (2.0%)
NASDAQ Biotechnology Index Fund (b)	16,890	1,076,231

Total Mutual Fund		1,076,231

Cash Equivalents (4.0%)
Investments in repurchase agreements (collaterized by AA Corporate Bonds, in a joint trading account at 2.80%, dated 03/31/05, due 04/01/05, repurchase price $2,171,780)	2,171,611	2,171,611

Total Cash Equivalents		2,171,611

Short-Term Securities Held as Collateral for Securities Lending (8.0%)
Pool of short-term securities for Gartmore Variable Insurance Trust Funds – Notes to Statement of Investments (Securities Lending)	$4,364,578	4,364,578

Total Short-Term Securities Held as Collateral for Securities Lending		4,364,578

Total Investments (Cost $55,021,013) (a) — 104.1%		57,115,663
Liabilities in excess of assets — (4.1%)		(2,231,217)

NET ASSETS — 100.0%		$54,884,446

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Non-income producing securities.

ADR	American Depositary Receipt

CH	Switzerland

GB	United Kingdom

Gartmore Variable Insurance Trust
Gartmore GVIT Global Technology and Communications Fund
Statement of Investments
March 31, 2005
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
COMMON STOCKS (99.2%)
Applications Software (11.7%)
Cognos, Inc. — CA (b)	6,900	$289,386
MICROS Systems, Inc. (b)	13,900	510,269
Microsoft Corp.	117,800	2,847,226
SALESFORCE.COM, Inc. (b)	15,600	233,844

		3,880,725

Business Services (1.2%)
Gevity HR, Inc.	20,200	386,224

Communications Software (1.2%)
Avid Technology (b)	4,200	227,304
Inphonic, Inc. (b)	7,700	174,906

		402,210

Computer Hardware (19.2%)
Dell, Inc. (b)	41,200	1,582,904
EMC Corp. (b)	39,000	480,480
Hewlett Packard Co.	72,400	1,588,456
International Business Machines Corp.	29,300	2,677,433

		6,329,273

Computer Services (3.6%)
ATI Technologies, Inc. (b)	12,700	219,202
Chipmos Technologies (b)	102,500	658,050
Cognizant Technology Solutions Corp., Class A (b)	7,100	328,020

		1,205,272

Computer Software (12.0%)
Audiocodes (b)	40,000	450,400
Business Objects SA ADR - FR (b)	19,200	516,288
Cyberguard (b)	23,300	191,992
Hyperion Solutions Corp. (b)	3,500	154,385
Informatica Corp. (b)	43,900	363,053
Mercury Interactive Corp. (b)	10,600	502,228
MRO Software, Inc. (b)	4,600	64,538
Oracle Corp. (b)	87,500	1,092,000
Packeteer, Inc. (b)	21,100	324,729
Quest Software, Inc. (b)	23,500	325,240

		3,984,853

Computers — Integrated Systems (1.0%)
Synopsys, Inc. (b)	17,600	318,560

E-Commerce (0.5%)
Digital River, Inc. (b)	5,200	162,032

Electronic Components (17.9%)
Agere Systems, Inc., Class A (b)	105,100	150,293
Celestica, Inc. (b)	12,100	163,471
Cree Research, Inc. (b)	15,300	332,775
Flextronics International Ltd. (b)	52,900	636,916
Intel Corp.	114,500	2,659,835
Mindspeed Technologies, Inc. (b)	63,100	140,713
Pixelworks, Inc. (b)	18,400	149,960

	Shares
	or
	Principal
	Amount	Value
PMC-Sierra, Inc. (b)	35,200	309,760
Skyworks Solutions, Inc. (b)	46,700	296,545
Sonic Solutions (b)	32,900	495,145
Tektronix, Inc.	8,700	213,411
Xilinx, Inc.	11,600	339,068

		5,887,892

Internet (3.4%)
Google, Inc., Class A (b)	1,700	306,867
Symantec Corp. (b)	38,600	823,338

		1,130,205

Networking (6.0%)
Cisco Systems, Inc. (b)	110,800	1,982,212

Semiconductors (11.4%)
Analog Devices, Inc.	9,400	339,716
Broadcom Corp., Class A (b)	27,700	828,784
Genesis Microchip, Inc. (b)	15,400	222,530
Integrated Circuit Systems, Inc. (b)	11,700	223,704
KLA-Tencor Corp. (b)	14,500	667,145
Linear Technology Corp.	8,900	340,959
LTX Corp. (b)	36,200	160,728
Silicon Image, Inc. (b)	15,000	150,900
Texas Instruments, Inc.	33,200	846,268

		3,780,734

Technology (1.0%)
Benchmark Electronics, Inc. (b)	10,900	346,947

Telecommunication Equipment (3.0%)
Adtran, Inc.	18,800	331,632
Arris Group, Inc. (b)	96,600	667,506

		999,138

Telephone communication (1.0%)
Tekelec — PR (b)	20,700	329,958

Wireless Equipment (5.1%)
Motorola, Inc.	46,300	693,111
QUALCOMM, Inc.	27,300	1,000,545

		1,693,656

Total COMMON STOCKS		32,819,891

Cash Equivalents (5.2%)
Investments in repurchase agreements (collateralized by AA Corporate Bonds
in a joint trading account at 2.80%, dated 03/31/05, due 04/01/05, repurchase price $1,723,427)	1,723,293	1,723,293

Total Cash Equivalents		1,723,293

Short-Term Securities Held as Collateral for Securities Lending (9.3%)
Pool of short-term securities for Gartmore	3,066,432	3,066,432

Variable Insurance Trust Funds – Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		3,066,432

Total Investments (Cost $38,546,361) (a) — 113.6%		37,609,616
Liabilities in excess of other assets — (13.6)%		(4,507,424)

NET ASSETS — 100.0%		$33,102,192

(a)	Sec Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security
Securities denominated in foreign currencies are shown at the U.S. dollar cost and value.
ADR            American Depositary Receipt
CA – Canada
FR – France
PR – Puerto Rico

Gartmore Variable Insurance Trust
Gartmore GVIT Global Utilities Fund

Statement of Investments
March 31, 2005
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Common Stocks (97.8%)
Australia (0.8%)
Telecommunications (0.8%)
Telstra Corporation Ltd. (c)	81,230	$319,773

Austria (1.6%)
Oil & Gas Utility (0.7%)
OMV AG (c)	804	255,566

Telecommunications (0.9%)
Telekom Austria AG (c)	18,830	368,832

		624,398

Belgium (2.5%)
Telecommunications (2.5%)
Belgacom SA (b) (c)	18,940	782,844
Mobistar SA (b) (c)	2,110	185,196

		968,040

Canada (3.5%)
Oil & Gas Utility (3.2%)
Suncor Energy, Inc.	30,218	1,216,760

Telecommunications (0.3%)
BCE, Inc.	5,403	135,053

		1,351,813

Denmark (0.5%)
Telecommunications (0.5%)
TDC (c)	4,270	179,547

Finland (2.5%)
Oil & Gas Utility (2.5%)
Fortum Oyj (c)	49,675	967,419

France (5.3%)
Building & Construction (0.5%)
Bouygues SA (c)	5,070	200,998

Telecommunications (2.6%)
France Telecom SA (c)	33,342	996,921

Water Utility (2.2%)
Suez SA (c)	32,085	864,169

		2,062,088

Germany (8.2%)
Gas & Electric Utility (5.5%)
E. ON AG (c)	15,698	1,349,523
Rwe AG (c)	12,942	782,938

		2,132,461

Telecommunications (2.7%)
Deutsche Telekom AG (b) (c)	52,327	1,044,726

		3,177,187

	Shares
	or
	Principal
	Amount	Value
Greece (1.1%)
Electric Utility (0.2%)
Public Power Corp. (c)	3,230	93,106

Telecommunications (0.9%)
Hellenic Telecommunications	10,149	178,964
Organization SA (OTE) (c)
TIM Hellas Telecommunications SA	7,476	157,445

ADR		336,409

		429,515

Hong Kong (0.2%)
Electric Utility (0.2%)
CLP Holdings Ltd. (c)	13,000	73,938

Italy (6.3%)
Electric Utility (2.0%)
Enel SpA (c)	82,676	791,371

Oil & Gas (1.8%)
Eni SpA (c)	22,990	597,539
Snam Rete Gas SpA (c)	15,795	87,935

		685,474

Telecommunications (2.5%)
Telecom Italia Mobile SpA (c)	4,616	30,860
Telecom Italia SpA (c)	139,366	526,603
Telecom Italia SpA RNC (c)	127,844	399,718

		957,181

		2,434,026

Japan (6.8%)
Electric Utility (2.5%)
Chubu Electric Power Co., Inc. (c)	9,100	218,504
Kansai Electric Power Co., Inc. (c)	7,800	156,311
Kyushu Electric Power Co., Inc. (c)	6,400	136,038
Tohoku Electric Power Co., Inc. (c)	5,900	109,285
Tokyo Electric Power Co., Inc. (c)	14,800	358,532

		978,670

Gas Utility (0.6%)
Osaka Gas Co. Ltd. (c)	36,000	110,795
Tokyo Gas Co. Ltd. (c)	27,000	108,698

		219,493

Telecommunications (3.7%)
Nippon Telegraph & Telephone Corp. (c)	136	593,723
NTT DoCoMo, Inc. (c)	500	835,603

		1,429,326

		2,627,489

Norway (1.8%)
Oil & Gas Utility (1.4%)
Norsk Hydro ASA (c)	6,980	576,130

Telecommunications (0.4%)
Telenor ASA (c)	15,173	136,549

		712,679

Portugal (0.4%)
Telecommunications (0.4%)
Portugal Telecom SGPS SA (c)	13,327	156,521

Singapore (0.7%)
Telecommunications (0.7%)
Singapore Telecommunications Ltd. (c)	171,114	267,260

South Africa (1.7%)
Oil & Gas Utility (1.7%)

	Shares
	or
	Principal
	Amount	Value
Sasol Ltd. (c)	27,490	643,247

Spain (3.7%)
Electric Utility (0.8%)
Iberdrola SA (c)	11,890	310,853

Gas & Electric Utility (0.3%)
Union Fenosa SA (c)	3,854	114,507

Telecommunications (2.6%)
Telefonica SA (c)	56,919	988,431

Television (0.0%)
Antena 3 Television SA (b) (c)	87	7,100

		1,420,891

Sweden (0.6%)
Telecommunications (0.6%)
TeliaSonera AB (c)	37,140	221,477

United Kingdom (18.5%)
Electric Utility (4.4%)
International Power PLC (b) (c)	172,868	585,786
National Grid Transco PLC (c)	83,930	777,980
Scottish & Southern Energy PLC (c)	12,822	213,506
Scottish Power PLC (c)	18,072	139,781

		1,717,053

Telecommunications (8.2%)
Vodafone Group PLC (c)	1,190,939	3,162,095

Water Utility (5.9%)
AWG PLC (c)	37,991	593,630
Northumbrian Water Group PLC (c)	179,478	596,941
Pennon Group PLC (c)	43,199	796,694
United Utilities PLC (c)	7,220	85,979
United Utilities PLC, Class A (c)	25,195	214,375

		2,287,619

		7,166,767

United States (31.1%)
Electric Utility (4.3%)
Dominion Resources, Inc.	17,413	1,296,049
Edison International	3,316	115,132
PPL Corp.	3,817	206,080
Southern Co. (The)	1,249	39,756

		1,657,017

Gas & Electric Utility (9.5%)
Constellation Energy Group, Inc.	19,330	999,360
Duke Energy Corp.	47,247	1,323,387
Exelon Corp.	12,395	568,807
P G & E Corp.	6,310	215,171
SCANA Corp.	1,930	73,765
TXU Corp.	4,395	349,974
Wisconsin Energy Corp.	3,350	118,925

		3,649,389

Oil & Gas Utility (8.5%)
ConocoPhillips	10,533	1,135,880
EOG Resources, Inc.	22,410	1,092,263
Sunoco, Inc.	10,320	1,068,326

		3,296,469

Telecommunications (8.8%)
AT&T Corp.	5,277	98,944
BellSouth Corp.	10,254	269,578
Nextel Communications, Inc., Class A (b)	18,014	511,957
SBC Communications, Inc.	21,233	503,010
Sprint Corp.	4,630	105,333

	Shares
	or
	Principal
	Amount	Value
Verizon Communications, Inc.	54,320	1,928,359

		3,417,181

		12,020,056

Total Common Stocks		37,824,131

Cash Equivalents (0.5%)
Investments in repurchase agreements (collaterized by AA Corporate Bonds, in a joint trading account at 2.80%, dated 03/31/05, due 04/01/05, repurchase price $183,105)	183,091	183,091

Total Cash Equivalents		183,091

Total Investments (Cost $36,001,090) (a) - 98.3%		38,007,222
Other assets in excess of liabilities - 1.7%		642,567

NET ASSETS - 100.0%		$38,649,789

(a)	See Notes to Statement of Investments for tax unrealized (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Fair Value Security.

ADR            American Depositary Receipt

At March 31, 2005, the Fund’s open forward foreign currency contracts were as follows:

				Unrealized
	Delivery	Contract	Market	Appreciation/
Currency	Date	Value	Value	(Depreciation)

Short Contracts:
Norwegian Krone	04/01/05	(598,922)	(600,512)	(1,590)

Total Short Contracts		(598,922)	(600,512)	(1,590)

Gartmore Variable Insurance Trust
GVIT Small Cap Value Fund
Statement of Investments
March 31, 2005
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
COMMON STOCKS (98.1%)
Advertising Services (0.1%)
R. H. Donnelley Corp. (b)	12,000	$697,080

Aerospace/Defense (1.0%)
AAR Corp. (b)	14,500	197,200
Alliant Techsystems, Inc. (b)	17,150	1,225,368
BE Aerospace, Inc. (b)	192,200	2,306,400
Curtiss-Wright Corp.	13,400	763,800
Ducommun, Inc. (b)	4,800	96,000
Esterline Technologies Corp. (b)	16,600	573,530
HEICO Corp.	7,700	154,770
Kaman Corp., Class A	27,400	341,130
Moog, Inc., Class A (b)	27,250	1,231,700
Orbital Sciences Corp. (b)	18,100	175,208
Triumph Group, Inc. (b)	8,500	330,990

		7,396,096

Airlines (1.1%)
Alaska Air Group, Inc. (b)	17,500	515,200
Continental Airlines, Inc., Class B (b)	189,400	2,280,376
ExpressJet Holdings, Inc. (b)	168,600	1,923,726
Flyi, Inc. (b)	412,700	524,129
Northwest Airlines Corp., Class A (b)	19,500	130,455
Pinnacle Airlines Co. (b)	69,400	737,028
SkyWest, Inc.	148,300	2,756,897

		8,867,811

Alternative Power Generation (0.3%)
Calpine Corp. (b)	891,340	2,495,752

Applications Software (0.0%)
Progress Software Corp. (b)	13,600	356,592

Auto Dealers (0.1%)
Lithia Motors, Inc., Class A	20,600	527,566
United Auto Group, Inc.	6,600	183,678

		711,244

Auto Parts & Equipment (1.2%)
Aftermarket Technology Corp. (b)	21,700	358,050
American Axle & Manufacturing Holdings, Inc.	94,200	2,307,900
Asbury Automotive Group, Inc. (b)	56,300	867,020
Collins & Aikman Corp. (b)	569,800	700,854
Exide Technologies	80,300	1,035,870
Hayes Lemmerz International (b)	31,300	162,760
Keystone Automotive Industries, Inc. (b)	7,000	162,120
Navistar International Corp. (b)	72,400	2,635,360
Superior Industries International, Inc.	8,500	224,485
Tenneco Automotive, Inc. (b)	60,800	757,568

		9,211,987

Banks (5.7%)
ABC Bancorp	8,180	138,160

	Shares
	or
	Principal
	Amount	Value
Amcore Financial, Inc.	50,500	1,426,625
Americanwest Bancorp (b)	5,200	100,204
BancFirst Corp.	4,300	296,786
Bank of the Ozarks, Inc.	8,700	276,225
Banner Corp.	4,400	118,668
BOK Financial Corp. (b)	49,770	2,024,644
Capital Corp. of the West	2,200	102,256
Capitol Bancorp Ltd.	8,500	257,125
Cathay General Bancorp	9,600	302,400
Central Pacific Financial Corp.	78,500	2,641,525
Chemical Financial Corp.	23,355	759,154
City Holding Co.	4,300	127,001
Colonial Bancgroup, Inc.	123,100	2,526,012
Columbia Banking System, Inc.	8,630	204,963
Community Bank System, Inc.	30,400	696,464
Community Trust Bancorp, Inc.	8,170	235,378
Corus Bankshares, Inc.	34,300	1,635,767
Cullen/Frost Bankers, Inc.	20,200	912,030
Eurobancshares, Inc. (b)	18,000	304,380
Financial Institutions, Inc.	2,000	39,620
First BanCorp. (b)	51,000	2,154,750
First Citizens BancShares, Class A	1,100	161,018
First Oak Brook Bank	4,300	125,947
First Republic Bancorp, Inc.	21,850	707,285
Gold Banc Corp.	56,700	795,501
Great Southern Bancorp, Inc.	7,600	246,772
Greater Bay Bancorp	27,300	666,393
Hanmi Financial Corp.	93,400	1,545,770
Iberiabank Corp.	23,900	1,344,614
Independent Bank Corp. (Mass.)	26,800	777,200
Independent Bank Corp. (Mich.)	26,760	769,885
Irwin Financial Corp.	31,200	718,224
Lakeland Financial Corp.	1,100	42,295
Mainsource Financial Group, Inc.	3,496	76,842
MB Financial, Inc.	5,150	197,245
MBT Financial Corp.	6,400	120,768
Mercantile Bank Corp.	9,790	400,215
Mid-State Bancshares	18,000	478,800
Nara Bankcorp, Inc.	2,200	30,910
Old Second Bancorp, Inc.	3,500	105,613
Oriental Financial Group	232,250	5,439,294
Peoples Bancorp, Inc.	5,200	139,880
Prosperity Bancshares, Inc.	12,100	320,529
Provident Bankshares Corp.	18,000	593,280
R & G Financial Corp., Class B	114,450	3,567,406
Republic Bancorp, Inc.	73,247	991,764
Republic Bancorp, Inc., Class A	4,725	104,966
Royal Bancshares of Pennsylvania, Class A	4,953	112,483
SCBT Financial Corp.	3,995	119,970
Silicon Valley Bancshares (b)	8,500	374,510
Simmons First National Corp., Class A	7,400	183,668
Southside Bancshares, Inc.	8,405	175,155
Southwest Bancorp	5,700	105,165
State Financial Services Corp.	11,000	406,450
Sterling Financial Corp.	15,350	399,407
Summit Bancshares, Inc.	16,600	283,030
Sun Bancorp, Inc. (b)	5,020	114,883
Taylor Capital Group, Inc.	9,400	306,910
Trico Bancshares	6,600	138,270
Umpqua Holdings Corp.	11,400	266,190
United Bankshares, Inc.	21,900	725,766
W Holding Co., Inc.	50,391	507,437

	Shares
	or
	Principal
	Amount	Value
West Coast Bancorp	42,900	1,021,020
Western Sierra Bancorp (b)	3,400	116,042

		43,104,909

Broadcast Media / Television (1.8%)
4Kids Entertainment, Inc. (b)	1,800	39,798
Citadel Broadcasting Corp. (b)	166,200	2,281,926
Cumulus Media, Inc. (b)	329,200	4,691,100
Emmis Communications Corp. (b)	126,800	2,437,096
Entravision Communications Corp. (b)	89,200	791,204
Mediacom Communications, Class A (b)	50,800	332,232
Radio One, Inc.	202,500	2,986,875
Sinclair Broadcast Group, Inc.	5,400	43,362

		13,603,593

Building (3.6%)
Apogee Enterprises	199,500	2,848,860
Baker (Michael) Corp.	49,400	1,089,270
Beazer Homes USA, Inc.	15,600	777,816
Building Materials Holding Corp.	7,700	342,496
Dycom Industries, Inc. (b)	12,960	297,950
Fleetwood Enterprises, Inc. (b)	272,500	2,370,750
Genlyte Group, Inc. (b)	32,000	2,879,040
Lennox International, Inc.	43,700	957,904
Levitt Corp., Class A	13,875	355,755
Meritage Corp. (b)	16,400	966,288
NCI Building Systems (b)	15,100	582,860
Texas Industries, Inc.	35,400	1,902,750
Universal Forest Products, Inc.	31,200	1,212,120
USG Corp. (b)	28,600	948,376
Watsco, Inc.	7,000	294,700
WCI Communities, Inc. (b)	156,700	4,713,536
York International Corp.	142,010	5,563,952

		28,104,423

Business Services (0.5%)
BISYS Group, Inc. (The) (b)	28,100	440,608
uCC Information Services Group, Inc. (b)	130,360	2,978,726
infoUSA, Inc.	4,500	47,295
Spherion Corp. (b)	47,300	354,277

		3,820,906

Casinos & Gambling (0.2%)
Ameristar Casinos, Inc.	7,000	382,760
Aztar Corp. (b)	9,500	271,320
Boyd Gaming Corp.	11,000	573,650
Isle of Capris Casino (b)	8,200	217,628

		1,445,358

Chemicals (2.4%)
Crompton Corp.	27,000	394,200
Cytec Industries, Inc.	26,200	1,421,350
FMC Corp. (b)	21,700	1,159,865
Georgia Gulf Corp.	63,300	2,910,534
Great Lakes Chemical Corp.	36,900	1,185,228
H. B. Fuller Co.	26,200	759,800
Hercules, Inc. (b)	65,500	948,440
Minerals Technologies, Inc.	10,200	670,956
Newmarket Corp. (b)	19,200	357,120
Octel Corp.	68,500	1,269,305
OM Group, Inc. (b)	26,500	806,130
PolyOne Corp. (b)	302,310	2,684,513
Terra Industries, Inc. (b)	148,300	1,150,808
Valhi, Inc.	109,306	2,147,863
W.R. Grace & Co. (b)	65,700	559,764

	Shares
	or
	Principal
	Amount	Value
Wellman, Inc.	33,500	484,410

		18,910,286

Coal (1.0%)
Alpha Natural Resources, Inc. (b)	35,610	1,020,939
Arch Coal, Inc.	55,700	2,395,657
Massey Energy Co.	112,000	4,484,480

		7,901,076

Commercial Services (1.3%)
Arbitron, Inc.	8,500	364,650
Century Business Services, Inc. (b)	27,600	113,160
Clark, Inc.	82,050	1,270,134
Consolidated Graphics, Inc. (b)	5,200	273,520
Insurance Auto Auctions, Inc.	72,800	2,027,480
LodgeNet Entertainment Corp. (b)	36,700	691,428
Maximus, Inc.	3,400	113,866
NCO Group, Inc. (b)	7,400	144,670
PDI, Inc. (b)	9,200	188,600
PHH Corp. (b)	119,300	2,609,091
Quanta Services, Inc. (b)	235,400	1,796,102
TeleTech Holdings, Inc. (b)	37,400	483,208
Vertrue, Inc. (b)	2,100	74,424
Volt Information Sciences, Inc. (b)	5,200	125,580

		10,275,913

Communications Technology (0.5%)
Artesyn Technologies, Inc. (b)	29,050	253,026
Digi International, Inc. (b)	67,800	930,216
Harris Corp.	60,200	1,965,530
Inter-Tel, Inc.	22,700	556,150

		3,704,922

Computer Software & Services (3.8%)
Agilysys, Inc.	89,100	1,751,706
Ansoft Corp. (b)	45,200	1,219,496
Black Box Corp.	46,600	1,743,306
CACI International, Inc. (b)	6,100	336,903
Ciber, Inc. (b)	29,400	213,738
Electronics for Imaging, Inc. (b)	13,100	233,704
FactSet Research Systems, Inc. (b)	59,700	1,970,697
Gateway, Inc. (b)	302,200	1,217,866
Hutchinson Technology, Inc. (b)	54,800	1,905,944
Hyperion Solutions Corp. (b)	1,100	48,521
Internet Security Systems, Inc. (b)	3,900	71,370
iPass, Inc. (b)	260,400	1,593,648
Komag, Inc. (b)	11,100	248,085
Magma Design Automation, Inc. (b)	4,300	51,041
ManTech International Corp. (b)	9,400	216,858
Manugistics Group, Inc. (b)	426,400	716,352
Maxtor Corp. (b)	678,700	3,610,684
Mcdata Corp., Class A (b)	528,200	1,991,314
Mcdata Corp., Class B (b)	5,700	19,893
Micromuse, Inc. (b)	142,820	646,975
MRO Software, Inc. (b)	57,000	799,710
MTS Systems Corp.	9,300	269,979
NetIQ Corp. (b)	12,400	141,732
Nuance Comunications, Inc. (b)	195,300	570,276
Palmone, Inc. (b)	93,400	2,370,492
Parametric Technology Corp. (b)	82,200	459,498
Perot Systems Corp., Class A (b)	41,300	555,072
Quantum Corp. (b)	52,600	153,066
RadiSys Corp. (b)	9,400	133,104
Silicon Graphics, Inc. (b)	111,100	132,209
Silicon Storage Technology, Inc. (b)	16,100	59,892

	Shares
	or
	Principal
	Amount	Value
Sykes Enterprises, Inc. (b)	207,000	1,422,090
Synnex Corp. (b)	3,000	52,260
Synopsys, Inc. (b)	123,900	2,242,590
TTM Technologies (b)	8,400	87,864
Tyler Technologies, Inc. (b)	20,000	152,200
United Online, Inc. (b)	16,800	175,896

		29,586,031

Computer Technology (0.7%)
Cray, Inc. (b)	628,900	1,603,695
Creative Technology Ltd. ADR-SG	116,200	1,127,140
Intergraph Corp. (b)	4,600	132,526
Western Digital Corp. (b)	209,700	2,673,675

		5,537,036

Construction (0.4%)
MasTec, Inc. (b)	264,100	2,168,261
Terex Corp. (b)	11,400	493,620
Washington Group International, Inc. (b)	15,500	697,345

		3,359,226

Consulting Services (0.6%)
Bearingpoint, Inc. (b)	300,300	2,633,631
Charles River Associates, Inc. (b)	4,300	212,205
Gartner Group, Inc., Class A (b)	30,200	289,014
Tetra Technology, Inc. (b)	132,900	1,677,198

		4,812,048

Consumer Products (1.0%)
American Greetings Corp.	40,300	1,026,844
Applica, Inc. (b)	13,600	68,816
CSS Industries, Inc.	523	19,116
Department 56, Inc. (b)	7,800	136,188
Elizabeth Arden, Inc. (b)	78,400	1,861,216
Intertape Polymer Group, Inc. (b)	165,470	1,272,464
Rayovac Corp. (b)	23,400	973,440
RC2 Corp. (b)	15,200	516,800
Toro Co.	13,900	1,230,150
Tupperware Corp.	27,800	566,008
Water Pik Technologies, Inc. (b)	6,400	126,080

		7,797,122

Containers & Packaging (0.6%)
Chesapeake Corp.	12,400	260,648
Crown Holdings, Inc. (b)	79,500	1,237,020
Greif, Inc., Class A	17,300	1,205,464
Silgan Holdings, Inc.	26,100	1,695,978

		4,399,110

Distribution/Wholesale (0.5%)
Aviall, Inc. (b)	84,600	2,368,800
Brightpoint, Inc. (b)	9,800	183,554
NuCo2, Inc. (b)	19,370	509,431
United Stationers, Inc. (b)	18,000	814,500

		3,876,285

Drugs & Pharmaceuticals (3.8%)
Adolor Corp. (b)	19,400	192,836
Alexion Pharmaceuticals, Inc. (b)	13,400	290,311
Alpharma, Inc., Class A	91,000	1,121,120
Atherogenics, Inc. (b)	22,604	295,886
Auxilium Pharmaceuticals, Inc. (b)	16,500	98,670
Biovail Corp. ADR-CA (b)	131,950	1,989,806
Cephalon, Inc. (b)	203,400	9,525,222
Cubist Pharmaceuticals, Inc. (b)	38,100	404,622
Cypress Bioscience, Inc. (b)	41,900	382,966

	Shares
	or
	Principal
	Amount	Value
Encysive Pharmaceuticals, Inc. (b)	6,700	68,474
Impax Laboratories, Inc. (b)	116,800	1,868,800
IVAX Corp. (b)	401,200	7,931,724
King Pharmaceuticals, Inc. (b)	64,300	534,333
Par Pharmaceutical Cos., Inc. (b)	35,370	1,182,773
Rigel Pharmaceuticals, Inc. (b)	12,600	202,104
Savient Pharmaceuticals, Inc. (b)	602,300	1,656,325
Telik, Inc. (b)	117,358	1,769,759
Valeant Pharmaceuticals Intl.	10,400	234,208

		29,749,939

Electronics (1.6%)
Ariba, Inc. (b)	55,900	433,784
Bel Fuse, Class B	10,100	306,030
Benchmark Electronics, Inc. (b)	21,150	673,205
CTS Corp.	31,900	414,700
Del Global Technologies Corp. (b)	164	517
EarthLink, Inc. (b)	184,500	1,660,500
LeCroy Corp.	52,100	892,473
OSI Systems, Inc.	46,300	810,713
Riverstone Networks, Inc. (b)	2	2
Sanmina Corp. (b)	898,200	4,688,603
Stoneridge, Inc. (b)	22,400	273,504
Sypris Solutions, Inc.	12,200	130,784
Trimble Navigation Ltd. (b)	3,750	126,788
Vishay Intertechnology, Inc. (b)	62,200	773,146
WESCO International, Inc. (b)	30,800	862,400

		12,047,149

Engineering (0.0%)
Emcor Group, Inc. (b)	4,300	201,326

Finance (1.8%)
Accredited Home Lenders Holding Co. (b)	13,000	470,990
Advance America Cash Advance Centers, Inc.	135,600	2,099,088
Advanta Corp., Class B	20,900	480,700
CompuCredit Corp. (b)	17,300	460,526
Dollar Financial Corp. (b)	12,000	142,560
eSPEED, Inc. (b)	2,500	23,000
Investment Technology Group (b)	15,400	269,500
John H. Harland Co.	19,200	659,712
Knight Trading Group, Inc. (b)	267,150	2,575,327
Metris Cos., Inc. (b)	117,770	1,364,954
New Century Financial Corp.	51,500	2,411,230
Triad Guaranty, Inc. (b)	45,922	2,415,956
World Acceptance Corp. (b)	37,400	954,448

		14,327,991

Foods (1.8%)
Chiquita Brands International, Inc.	40,500	1,084,590
Corn Products International, Inc.	19,800	514,602
Flowers Foods, Inc.	9,400	265,174
J & J Snack Foods Corp.	4,800	224,784
Nasch-Finch Co.	6,100	231,739
NBTY, Inc. (b)	23,100	579,579
Performance Food Group Co. (b)	104,990	2,906,123
Pilgrim’s Pride Corp.	65,800	2,350,376
Ralcorp Holding, Inc.	44,200	2,092,870
Sanderson Farms, Inc.	46,700	2,017,907
Seaboard Corp.	1,400	1,502,200
Sensient Technologies Corp.	5,300	114,268

		13,884,212

Funeral Services (0.1%)
Alderwoods Group, Inc. (b)	17,200	213,968

	Shares
	or
	Principal
	Amount	Value
Stewart Enterprises, Inc., Class A (b)	106,900	657,435

		871,403

Healthcare (1.7%)
Amedisys, Inc. (b)	92,200	2,789,050
Gentiva Health Services (b)	16,600	268,588
Healthtronics Surgical Services, Inc. (b)	286,900	3,087,044
Kindred Healthcare, Inc. (b)	37,700	1,323,270
LCA-Vision, Inc.	13,700	456,210
Magellan Health Services (b)	6,700	228,135
Odyssey Healthcare, Inc. (b)	93,200	1,096,032
Pediatrix Medical Group, Inc. (b)	17,000	1,166,030
Province Healthcare Co. (b)	9,200	221,628
Res-Care, Inc. (b)	6,800	85,068
Sierra Health Services, Inc. (b)	3,900	248,976
WebMD Corp. (b)	286,400	2,434,400

		13,404,431

Hotels / Motels (0.1%)
Felcor Lodging Trust, Inc. (b)	44,300	550,649

Household Furnishings (0.7%)
American Woodmark Corp.	61,000	2,213,080
Furniture Brands International, Inc.	6,100	133,041
Hooker Furniture Corp.	56,000	1,057,840
Kimball International, Inc., Class B	18,000	261,000
Stanley Furniture Co., Inc.	41,800	1,976,304

		5,641,265

Identification Systems (0.0%)
Checkpoint Systems, Inc. (b)	13,900	234,632
Paxar Corp. (b)	3,500	74,690

		309,322

Industrial Specialties (0.2%)
Graftech International Ltd. (b)	290,500	1,652,945
Unova, Inc. (b)	9,700	200,305

		1,853,250

Instruments (0.3%)
Analogic Corp.	30,800	1,332,100
Photon Dynamics, Inc. (b)	50,100	954,906
Watts Industries	12,400	404,364

		2,691,370

Insurance: Life (0.6%)
Amerus Group Co.	26,100	1,233,225
Delphi Financial Group	33,850	1,455,550
Phoenix Co., Inc.	121,600	1,554,048
UICI	18,500	448,625
Universal American Financial Corp. (b)	16,000	276,800

		4,968,248

Insurance: Multi-Line (0.8%)
Aspen Insurance Holdings Ltd.	102,075	2,573,311
Pxre Group Ltd.	50,700	1,300,455
U.S.I. Holdings Corp. (b)	43,800	515,964
United Fire & Casualty Corp.	51,864	1,754,559

		6,144,289

Insurance: Property-Casualty (2.2%)
Arch Capital Group Ltd.	46,500	1,861,860
Argonaut Group, Inc. (b)	24,600	522,012
Baldwin & Lyons, Inc., Class B	4,800	124,512
Direct General Corp.	10,900	223,886
First American Corp. (b)	94,400	3,109,536
Infinity Property & Casualty Corp.	13,400	418,884

	Shares
	or
	Principal
	Amount	Value
LandAmerica Financial Group, Inc.	20,200	1,010,606
Midland Co.	9,200	289,892
Navigators Group, Inc. (The) (b)	2,900	96,121
Nymagic, Inc.	4,500	106,650
PMA Capital Corp., Class A (b)	101,000	808,000
ProAssurance Corp. (b)	2,200	86,900
RLI Corp.	8,500	352,325
Safety Insurance Group, Inc.	63,500	1,965,960
Selective Insurance Group, Inc.	18,400	850,632
State Auto Financial Corp.	7,000	186,340
Stewart Information Services Corp.	30,800	1,155,616
Tower Group, Inc.	181,500	2,421,210
Zenith National Insurance Co.	29,200	1,514,312

		17,105,254

Internet Software/Services (0.3%)
Art Technology Group, Inc. (b)	496,700	521,535
Harris Interactive, Inc. (b)	5,300	24,433
Redback Networks, Inc. (b)	14,200	84,916
Safeguard Scientifics, Inc. (b)	25,000	35,500
Webmethods, Inc. (b)	317,400	1,739,352

		2,405,736

Investment Banks/Brokers (1.9%)
Affiliated Managers Group, Inc. (b)	70,750	4,388,622
American Capital Strategies Ltd.	139,600	4,384,836
E*TRADE Group, Inc. (b)	235,900	2,830,800
Greenhill & Co., Inc.	1,100	39,380
LaBranche & Co., Inc. (b)	210,880	1,961,184
Piper Jaffray Cos. (b)	5,600	204,904
Technology Investment Capital Corp.	56,701	847,680

		14,657,406

Lasers - System/Components (0.2%)
Coherent, Inc. (b)	45,000	1,519,200
Electro Scientific Industries, Inc. (b)	9,200	178,388

		1,697,588

Leisure (0.3%)
Argosy Gaming Co. (b)	9,400	431,648
K2, Inc. (b)	18,400	253,000
Multimedia Games, Inc. (b)	174,000	1,350,240
Six Flags, Inc. (b)	24,800	102,176

		2,137,064

Linen Supply & Related Items (0.7%)
Angelica Corp.	33,600	940,800
Unifirst Corp.	103,000	4,109,700

		5,050,500

Machinery (1.9%)
Applied Industrial Technologies, Inc.	85,100	2,314,720
Astec Industries, Inc. (b)	5,000	110,250
Cascade Corp.	10,600	371,000
Flowserve Corp. (b)	10,800	279,396
Gardner Denver Machinery, Inc. (b)	1,800	71,118
JLG Industries, Inc.	63,500	1,368,425
Joy Global, Inc.	41,250	1,446,225
Kadant, Inc. (b)	1,700	31,535
Kennametal, Inc.	8,400	398,916
NACCO Industries, Inc., Class A	5,200	530,088
Regal-Beloit Corp.	12,000	345,480
Sauer-Danfoss, Inc.	13,400	303,242
Tecumseh Products Co.	73,900	2,927,179
Thomas Industries, Inc.	45,000	1,783,800
Wabtec Corp.	116,100	2,378,889

	Shares
	or
	Principal
	Amount	Value
		14,660,263

Manufacturing (1.9%)
A.O. Smith Corp.	11,400	329,118
Actuant Corp. (b)	11,400	512,088
Acuity Brands, Inc.	18,500	499,500
Ameron International Corp.	6,700	241,200
Barnes Group, Inc.	30,000	815,100
Carlisle Cos., Inc.	27,200	1,897,744
ESCO Technologies, Inc. (b)	6,400	514,240
Federal Signal Corp.	37,200	564,324
Griffon Corp. (b)	18,100	387,521
Jacuzzi Brands, Inc. (b)	49,300	481,168
Maverick Tube Corp. (b)	30,500	991,555
Oshkosh Truck Corp.	26,100	2,139,939
Quanex Corp.	28,700	1,530,284
Walter Industries, Inc.	92,900	3,952,895

		14,856,676

Marketing Services (0.0%)
aQuantive, Inc. (b)	15,000	166,050
E.Piphany, Inc. (b)	11,400	40,470

		206,520

Medical & Dental Instruments & Supplies (0.7%)
CONMED Corp. (b)	21,800	656,616
CTI Molecular Imaging, Inc. (b)	9,300	188,511
Invacare Corp.	2,200	98,186
Kyphon, Inc. (b)	11,900	299,523
Neurometrix, Inc. (b)	22,700	216,785
Palatin Technologies, Inc. (b)	8,200	19,188
PSS World Medical, Inc. (b)	27,700	314,949
Quidel Corp. (b)	742,160	2,901,846
STERIS Corp. (b)	11,000	277,750
Surmodics, Inc. (b)	1,100	35,101
Viasys Healthcare, Inc. (b)	9,110	173,819
Wilson Greatbatch Technologies, Inc. (b)	34,510	629,462

		5,811,736

Medical - Biomedical/Genetic (0.5%)
Bio-Rad Laboratories, Inc., Class A (b)	7,600	370,196
Celera Genomics Group (b)	10,100	103,525
Cell Genesys, Inc. (b)	6,700	30,351
Cytokinetics, Inc. (b)	20,900	137,104
Enzon Pharmaceuticals, Inc. (b)	276,000	2,812,440
Genelabs Technologies (b)	105,955	63,573
Human Genome Sciences, Inc. (b)	25,800	237,876

		3,755,065

Medical Equipment & Supplies (0.3%)
Haemonetics Corp. (b)	54,200	2,285,072

Medical Information Systems (0.4%)
Computer Programs & Systems, Inc.	12,400	348,192
NDCHealth Corp.	160,800	2,569,584
PER-SE Technologies, Inc. (b)	25,900	397,565

		3,315,341

Metals (1.4%)
Circor International, Inc.	11,600	285,940
Cleveland-Cliffs, Inc. (b)	9,300	677,691
Commercial Metals Co.	155,100	5,256,339
Metals USA, Inc.	49,200	963,828
Mine Safety Appliances Co.	12,000	464,880
NN, Inc.	24,600	303,072
Penn Energineering & Manufacturing Corp.	6,200	111,910

	Shares
	or
	Principal
	Amount	Value
Ryerson Tull, Inc.	80,700	1,022,469
Timken Co.	21,400	585,076
Valmont Industries, Inc.	30,000	669,600
Wolverine Tube, Inc. (b)	75,000	671,250

		11,012,055

Motor Homes (0.1%)
Winnebago Industries, Inc.	29,900	944,840

Multimedia (0.0%)
Primedia, Inc. (b)	33,600	146,160

Music (0.0%)
Steinway Musical Instruments, Inc. (b)	12,400	371,504

Networking Products (0.8%)
Adaptec, Inc. (b)	65,300	312,787
Anixter International, Inc. (b)	14,500	524,175
Enterasys Networks, Inc. (b)	898,500	1,257,900
Foundry Networks, Inc. (b)	117,800	1,166,220
Hypercom Corp. (b)	8,100	38,313
Safenet, Inc. (b)	89,745	2,630,426

		5,929,821

Office Equipment & Services (0.1%)
Global Imaging Systems, Inc. (b)	1,800	63,828
Imagistics International, Inc (b)	16,600	579,838

		643,666

Oil & Gas (6.0%)
Airgas, Inc.	76,400	1,825,196
Cal Dive International, Inc. (b)	4,200	190,260
Chesapeake Energy Corp.	131,000	2,874,140
Cimarex Energy Co. (b)	11,100	432,900
Comstock Resources, Inc. (b)	21,700	623,658
Denbury Resources, Inc. (b)	35,500	1,250,665
Energen Corp.	26,000	1,731,600
Energy Partners Ltd. (b)	12,200	316,834
Global Industries Ltd. (b)	249,400	2,344,360
Grant Prideco, Inc. (b)	37,200	898,752
Hanover Compressor Co. (b)	12,100	146,047
Houston Exploration Co. (b)	13,900	791,605
KCS Energy, Inc. (b)	157,200	2,414,592
Key Energy Services, Inc. (b)	433,455	4,971,728
Lone Star Technologies, Inc. (b)	44,200	1,742,806
Magnum Hunter Resources, Inc. (b)	65,000	1,047,150
New Jersey Resources Corp.	41,300	1,797,789
Northwest Natural Gas Co.	4,500	162,765
Oceaneering International, Inc. (b)	8,500	318,750
Oil States International, Inc. (b)	26,400	542,520
Patterson-UTI Energy, Inc.	100,400	2,512,008
RPC Energy Services, Inc.	30,750	467,093
SEACOR Holdings, Inc.	23,900	1,523,625
South Jersey Industries, Inc.	22,900	1,291,560
Stone Energy Corp. (b)	93,100	4,521,866
Swift Energy Co. (b)	95,900	2,727,396
Tesoro Petroleum Corp. (b)	97,600	3,613,152
Todco (b)	27,100	700,264
Universal Compression Holdings (b)	9,400	355,978
Veritas DGC, Inc. (b)	19,200	575,232
Vintage Petroleum, Inc.	39,100	1,230,086

		45,942,377

Paints & Coatings (0.0%)
Kronos Worldwide, Inc.	432	18,364

Paper & Related Products (0.4%)

	Shares
	or
	Principal
	Amount	Value
Glatfelter	87,291	1,287,542
Pope & Talbot, Inc.	10,700	188,106
Rock-Tenn Co.	10,700	142,310
Schweitzer-Mauduit International, Inc.	25,500	855,525
Wausau-Mosinee Paper Corp.	23,200	328,048

		2,801,531

Pharmacy Services (0.3%)
Omnicare, Inc.	73,100	2,591,395

Plastics (0.2%)
Myers Industries, Inc.	118,800	1,676,268

Private Corrections (0.1%)
Geo Group, Inc. (The) (b)	19,700	563,026

Publishing (1.3%)
Banta Corp.	43,000	1,840,400
Journal Register Co. (b)	9,400	156,980
ProQuest Co. (b)	150,425	5,437,864
Pulitzer, Inc.	6,300	401,499
Scholastic Corp. (b)	58,600	2,161,754

		9,998,497

Racetracks (0.1%)
Speedway Motorsports, Inc. (b)	28,500	1,017,450

Railroads (0.1%)
Genesee & Wyoming, Inc. (b)	29,900	774,709

Real Estate (0.1%)
HomeStore.com, Inc. (b)	69,800	154,956
Jones Lang Lasalle, Inc. (b)	13,000	606,450

		761,406

Real Estate Investment Trusts (7.2%)
Affordable Residential Communities	34,300	433,895
Alexander’s, Inc. (b)	14,400	3,477,600
Alexandria Real Estate Equities, Inc.	9,100	585,858
American Financial Realty Trust	104,600	1,530,298
American Home Mortgage Investment Corp.	139,289	3,989,236
Amli Residential Properties Trust	33,300	912,087
Anthracite Capital, Inc.	97,800	1,089,492
Ashford Hospitality Trust	241,500	2,463,300
Capital Automotive	35,700	1,182,384
Capital Trust, Inc., Class A	9,200	305,256
CarrAmerica Realty Corp.	98,400	3,104,520
Eagle Hospitality Properties Trust, Inc.	184,210	1,652,364
Eagle Materials, Inc.	7,400	598,956
ECC Capital Corp. (b)	311,600	1,869,600
Equity Inns, Inc.	208,500	2,299,755
Essex Property Trust, Inc.	13,900	958,266
Gables Residential Trust	44,900	1,495,170
Glimcher Realty Trust	117,800	2,791,860
Government Properties Trust	30,400	302,784
Impac Mortgage Holdings	40,500	776,790
IndyMac Bancorp, Inc.	93,900	3,192,600
InnKeepers USA Trust	85,900	1,108,969
Lasalle Hotel Properties	18,500	537,425
Lexington Corporate Properties Trust	82,700	1,814,438
LTC Properties, Inc.	34,200	593,370
Maguire Properties, Inc.	31,500	752,220
MeriStar Hospitality Corp. (b)	134,200	939,400
MFA Mortgage Investments, Inc.	27,900	212,319
Mid-America Apartment Communities, Inc.	55,200	2,014,800
National Health Investors, Inc.	50,300	1,306,794
Nationwide Health Properties, Inc.	117,700	2,378,717

	Shares
	or
	Principal
	Amount	Value
Novastar Financial, Inc.	12,400	446,524
Parkway Properties, Inc.	12,400	579,080
Pennsylvania Real Estate Investment Trust	34,600	1,395,072
Prentiss Properties Trust	36,600	1,250,256
Rait Investment Trust	38,800	1,040,616
Saul Centers, Inc.	24,200	774,400
Senior Housing Properties Trust	51,800	864,024
Sun Communities, Inc.	21,700	776,860
Taubman Centers, Inc.	16,700	463,258
Urstadt Biddle Properties, Class A	5,200	79,300
Ventas, Inc.	33,900	846,144

		55,186,057

Rental Auto/Equipment (0.3%)
Aaron Rents, Inc.	30,950	619,000
Dollar Thrifty Automotive Group, Inc. (b)	22,600	740,828
Rent-A-Center, Inc. (b)	38,200	1,043,242
Rent-Way, Inc. (b)	33,000	270,600

		2,673,670

Research & Development (0.1%)
PAREXEL International Corp. (b)	8,200	192,700
URS Corp. (b)	12,400	356,500

		549,200

Restaurants (0.7%)
Bob Evans Farms	1,700	39,865
Jack in the Box, Inc. (b)	23,100	857,010
Landry’s Seafood Restaurants, Inc.	39,600	1,145,232
O’Charleys, Inc. (b)	13,700	297,838
Papa John’s International, Inc. (b)	7,000	243,040
Ruby Tuesday, Inc.	49,400	1,199,926
Ryans Restaurant Group, Inc. (b)	126,900	1,843,857

		5,626,768

Retail (5.7%)
Aeropostale, Inc. (b)	18,700	612,425
Afc Enterprises, Inc. (b)	13,400	341,834
American Eagle Outfitters, Inc. (b)	41,200	1,217,460
AnnTaylor Stores Corp. (b)	34,500	882,855
Big Lots, Inc. (b)	164,700	1,979,694
Bombay Co., Inc. (b)	63,200	334,960
Brown Shoe Co., Inc.	13,000	445,510
Burlington Coat Factory Warehouse Corp.	21,800	625,660
Casey’s General Stores, Inc.	11,300	203,061
Cash America International, Inc.	51,800	1,135,974
Charming Shoppes, Inc. (b)	114,200	928,446
Circuit City Stores, Inc.	83,400	1,338,570
Cole (Kenneth) Productions, Inc.	11,100	323,454
Cost Plus, Inc. (b)	153,900	4,136,832
CSK Auto Corp. (b)	126,400	2,230,960
Dollar Tree Stores, Inc. (b)	151,500	4,352,595
Dress Barn, Inc. (b)	18,300	333,426
Genesco, Inc. (b)	57,400	1,631,308
Great Atlantic & Pacific Tea Co., Inc. (The) (b)	13,800	205,620
Hollywood Entertainment Corp. (b)	30,900	406,953
Insight Enterprises, Inc. (b)	43,100	756,836
J. Jill Group, Inc. (b)	190,830	2,625,821
Jo-Ann Stores, Inc. (b)	14,500	407,305
Linen ‘n Things, Inc. (b)	39,100	970,853
Men’s Wearhouse, Inc. (The) (b)	13,000	548,730
Movado Group, Inc.	10,300	190,550
Movie Gallery, Inc.	140,385	4,026,242
Pantry, Inc. (b)	5,900	182,723

	Shares
	or
	Principal
	Amount	Value
Pathmark Stores, Inc. (b)	17,100	107,901
Payless Shoesource, Inc. (b)	30,400	480,016
PC Connection (b)	3,700	21,719
Radioshack Corp.	57,800	1,416,100
Rex Stores Corp. (b)	85,600	1,206,960
ShopKo Stores, Inc. (b)	131,100	2,913,042
Smart & Final, Inc. (b)	21,900	266,304
Sonic Automotive, Inc.	5,200	118,092
Sports Authority, Inc. (The) (b)	4,300	118,250
Stage Stores, Inc. (b)	16,000	614,240
Systemax, Inc. (b)	21,700	118,048
Too, Inc. (b)	20,400	503,268
Trans World Entertainment Corp.	100,600	1,481,838
World Fuel Services Corp.	9,800	308,700

		43,051,135

Rubber / Tires (0.1%)
Goodyear Tire & Rubber Co. (b)	86,900	1,160,115

Savings & Loans (2.0%)
Bankatlantic Bancorp, Inc.	42,100	732,540
Commercial Capital Bancorp	11,966	243,508
Commercial Federal Corp.	11,000	304,150
Dime Community Bancshares	16,750	254,600
First Financial Holdings, Inc.	5,000	138,900
First Niagara Financial Group, Inc.	70,996	937,857
FirstFed Financial Corp. (b)	11,000	561,110
Flagstar Bancorp	168,800	3,300,040
Franklin Bank Corp. (b)	154,740	2,669,265
ITLA Capital Corp. (b)	4,800	239,808
MAF Bancorp, Inc.	18,943	786,892
Ocwen Financial Corp. (b)	21,100	170,277
Partners Trust Financial Group	13,900	147,340
Sterling Financial Corp. (b)	40,470	1,444,779
Tierone Corp.	15,900	373,650
Westcorp	60,800	2,568,800
WSFS Financial Corp.	8,200	430,992

		15,304,508

Schools (1.5%)
Career Education Corp. (b)	239,500	8,205,270
Corinthian Colleges, Inc. (b)	208,600	3,279,192

		11,484,462

Seismic Data Collection (0.2%)
Input/Output, Inc. (b)	210,800	1,359,660

Semiconductors (4.5%)
Actel Corp. (b)	7,000	107,660
Agere Sysems, Inc. (b)	1,037,100	1,483,053
Atmel Corp. (b)	1,635,800	4,825,610
Axcelis Technologies, Inc. (b)	719,500	5,252,349
Bookham, Inc. (b)	319,450	1,019,046
Brooks Automation, Inc. (b)	215,200	3,266,736
Cohu, Inc.	9,600	153,120
Conexant Systems, Inc. (b)	588,300	882,450
Credence Systems Corp. (b)	3,300	26,103
Cypress Semiconductor Corp. (b)	320,600	4,039,560
DSP Group, Inc. (b)	12,000	309,120
DuPont Photomasks, Inc. (b)	3,400	90,678
Emulex Corp. (b)	10,400	195,936
ESS Technology, Inc. (b)	3,600	18,972
Exar Corp. (b)	7,400	99,160
Fairchild Semiconductor Corp. (b)	289,375	4,436,119
Intergrated Silicon Solution (b)	15,500	103,850

	Shares
	or
	Principal
	Amount	Value
Lattice Semiconductor Corp. (b)	31,300	168,081
LTX Corp. (b)	648,600	2,879,784
Mattson Technology, Inc. (b)	128,900	1,023,466
MKS Instruments, Inc. (b)	5,700	90,516
On Semiconductor Corp. (b)	33,600	132,720
Photronics, Inc. (b)	16,700	302,270
Skyworks Solutions, Inc. (b)	28,100	178,435
Standard Microsystems Corp. (b)	7,000	121,520
Veeco Instruments, Inc. (b)	59,900	901,495
Vitesse Semiconductor Corp. (b)	25,200	67,536
Zoran Corp. (b)	254,400	2,633,040

		34,808,385

Steel (1.0%)
AK Steel Holding Corp. (b)	57,500	635,950
Allegheny Technologies, Inc.	30,400	732,944
NS Group, Inc. (b)	12,400	389,484
Reliance Steel & Aluminum Co.	30,400	1,216,304
Schnitzer Steel Industries, Inc.	8,100	273,213
Shaw Group, Inc. (b)	106,170	2,314,506
Steel Dynamics	45,100	1,553,695
Wheeling-Pittsburgh Corp. (b)	32,600	1,012,230

		8,128,326

Telecommunications (1.8%)
Arris Group, Inc. (b)	14,800	102,268
Asiainfo Holdings, Inc. (b)	6,100	30,622
Broadwing Corp. (b)	20,280	83,959
C-COR.net Corp. (b)	5,800	35,264
Comtech Telecommunications (b)	61,000	3,178,100
Ditech Communications Corp. (b)	13,400	167,098
Dobson Communications Corp., Class A (b)	1,521,600	3,073,632
General Communication, Inc. (b)	19,200	175,296
ITC Deltacom, Inc. (b)	51,800	40,922
MRV Communications, Inc. (b)	42,300	136,629
NII Holdings, Inc. (b)	45,300	2,604,750
North Pittsburgh Systems, Inc.	9,400	185,791
Premiere Global Services, Inc. (b)	120,700	1,366,324
Primus Telecommunications Group, Inc. (b)	38,400	60,288
Sycamore Networks, Inc. (b)	30,200	107,512
Talk America Holdings, Inc. (b)	17,900	115,455
UbiquiTel, Inc. (b)	396,250	2,654,875

		14,118,785

Textiles (0.4%)
G & K Services, Inc.	51,800	2,087,022
Kellwood Co.	20,700	595,953
Quiksilver, Inc. (b)	15,200	441,256

		3,124,231

Theaters (0.2%)
Regal Entertainment Group, Class A	72,300	1,520,469

Therapeutics (0.1%)
Avanir Pharmaceuticals, Class A (b)	185,100	407,220
United Therapeutics Corp. (b)	9,800	447,811

		855,031

Tobacco (0.3%)
DIMON, Inc.	61,100	381,875
Universal Corp.	39,900	1,826,223

		2,208,098

Toys (0.1%)
JAKKS Pacific, Inc. (b)	46,400	996,208

Transportation (2.6%)

	Shares
	or
	Principal
	Amount	Value
AMERCO	6,000	277,800
Arkansas Best Corp.	6,200	234,236
Covenant Transport, Inc., Class A (b)	12,000	211,200
Gatx Corp.	28,500	945,915
Greenbrier Cos., Inc.	7,000	245,630
Hub Group, Inc., Class A	22,200	1,391,274
Interpool, Inc.	12,900	285,090
Laidlaw International (b)	86,900	1,807,520
Offshore Logistics, Inc. (b)	112,000	3,731,840
Overnite Corp.	16,500	527,835
Overseas Shipholding Group, Inc.	16,300	1,025,433
RailAmerica, Inc. (b)	220,281	2,749,107
SCS Transportation, Inc. (b)	94,800	1,762,332
Swift Transportation Co., Inc. (b)	35,080	776,671
Tidewater, Inc.	88,400	3,435,224
U.S. Xpress Enterprises, Inc. (b)	14,800	241,980
USF Corp.	8,500	410,210
Werner Enterprises, Inc.	24,400	474,092

		20,533,389

Travel Services (0.0%)
Navigant International, Inc. (b)	19,800	270,468

Utilities (4.7%)
Allegheny Energy, Inc. (b)	73,000	1,508,180
American States Water Co.	68,700	1,738,110
Atmos Energy Corp.	31,900	861,300
Avista Corp.	15,100	264,250
Black Hills Corp.	8,200	271,174
California Water Service Group	6,900	230,253
CH Energy Group, Inc.	10,600	484,420
Charter Communications, Inc. (b)	104,500	167,200
Cincinnati Bell, Inc. (b)	160,700	682,975
Cleco Corp.	113,000	2,406,900
CMS Energy Corp. (b)	394,180	5,140,107
Commonwealth Telephone Enterprises, Inc. (b)	6,100	287,554
CT Communications, Inc.	41,300	434,889
El Paso Electric Co. (b)	47,300	898,700
Idacorp, Inc.	14,800	419,876
Insight Communications Co., Inc. (b)	24,300	287,955
PNM Resource, Inc.	47,050	1,255,294
Sierra Pacific Resources (b)	351,500	3,778,625
SJW Corp.	2,000	70,260
Southern Union Co. (b)	59,000	1,481,490
Southwest Gas Corp.	48,100	1,162,096
Southwestern Energy Co. (b)	78,700	4,467,012
Time Warner Telecom, Inc. (b)	29,200	115,924
Uil Holdings Corp.	3,400	172,210
UniSource Energy Corp.	56,700	1,755,999
Westar Energy, Inc.	251,900	5,451,116

		35,793,869

Waste Management (0.3%)
Waste Connections, Inc. (b)	57,100	1,984,225

Wire & Cable Products (0.1%)
Encore Wire Corp. (b)	19,050	194,310
General Cable Corp. (b)	16,200	195,534

		389,844

Wireless Equipment (0.0%)
REMEC, Inc. (b)	10,100	53,328

Total COMMON STOCKS		760,937,171

	Shares
	or
	Principal
	Amount	Value
CASH EQUIVALENTS (1.5%)
Investments in repurchase agreements (Collateralized by AA Corporate Bonds, in a joint trading account at 2.80%, dated 03/31/05, due 04/01/05, repurchase price $11,889,372)	$11,888,447	11,888,447

Total CASH EQUIVALENTS		11,888,447

U.S. TREASURY NOTE (0.1%)
United States Treasury Note, 1.88%, 11/30/05 (c)	530,000	525,280

Total U.S. TREASURY NOTE		525,280

WARRANT (0.0%)
Electrical Equipment (0.0%)
Del Global Tech Corp.	66	99

Total WARRANT		99

Total Investments (Cost $752,594,177) (a) — 99.7%		773,350,997
Other assets in excess of liabilities — 0.3%		2,284,698

NET ASSETS — 100.0%		$775,635,695

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Collateral for futures.

ADR	American Depositary Receipt

CA	Canada

SG	Singapore

At March 31, 2005 the Fund’s open futures contracts were as follows:

			Market Value	Unrealized
Number of			Covered by	Appreciation/
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

19	Russell 2000 Future	06/17/05	$5,869,100	$(112,265)

Gartmore Variable Insurance Trust
Gartmore GVIT Investor Destinations Aggressive Fund
Statement of Investments
March 31, 2005
(Unaudited)

	Shares	Value
Mutual Funds (100.0%)
Equity Funds (95.0%)
Gartmore International Index Fund, Institutional Class (b)	13,784,940	$113,725,753
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	4,105,623	57,068,158
Gartmore S&P 500 Index Fund, Institutional Class (b)	11,171,489	113,725,753
Gartmore Small Cap Index Fund, Institutional Class (b)	3,325,314	37,941,838
JP Morgan Equity Index Fund, Institutional Class	1,404,987	37,752,001

		360,213,503

Fixed Income Funds (5.0%)
Gartmore Bond Index Fund, Institutional Class (b)	1,746,939	19,006,700

Total Mutual Funds		379,220,203

Total Investments (Cost $356,460,505) (a) — 100.0%		379,220,203
Other assets in excess of liabilities — 0.0%		47,174

NET ASSETS — 100.0%		$379,267,377

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees in accordance with rule 144A under the Securities Act of 1933, as amended.

Gartmore Variable Insurance Trust
Gartmore GVIT Investor Destinations Moderately Aggressive Fund
Statement of Investments
March 31, 2005
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Mutual Funds (97.4%)
Equity Funds (79.9%)
Gartmore International Index Fund, Institutional Class (b)	24,957,241	$205,897,242
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	8,919,736	123,984,332
Gartmore S&P500 Index Fund, Institutional Class (b)	20,225,662	205,897,242
Gartmore Small Cap Index Fund, Institutional Class (b)	3,612,232	41,215,571
JP Morgan Equity Index Fund, Institutional Class	3,052,181	82,012,106

		659,006,493

Fixed Income Funds (17.5%)
Gartmore Bond Index Fund, Institutional Class (b)	11,386,023	123,879,926
Gartmore Morley Enhanced Income Fund, Institutional Class (b)	2,260,123	20,589,724

		144,469,650

Total Mutual Funds		803,476,143

Fixed Contract (2.5%)
Nationwide Fixed Contract, 3.50% (b)(c)	20,591,727	20,591,727

Total Fixed Contract		20,591,727

Total Investments (Cost $762,674,552) (a) — 99.9%		824,067,870
Other assets in excess of liabilities — 0.1%		439,394

NET ASSETS — 100.0%		$824,507,264

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Investment in affiliate.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees in accordance with rule 144A under the Securities Act of 1933, as amended.

Gartmore Variable Insurance Trust
Gartmore GVIT Investor Destinations Moderate Fund
Statement of Investments
March 31, 2005
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Mutual Funds (92.4%)
Equity Funds (59.9%)
Gartmore International Index Fund, Institutional Class (b)	21,926,764	$180,895,803
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	8,707,379	121,032,570
Gartmore S&P 500 Index Fund, Institutional Class (b)	35,539,450	361,791,605
Gartmore Small Cap Index Fund, Institutional Class (b)	5,289,351	60,351,494

		724,071,472

Fixed Income Funds (32.5%)
Gartmore Bond Index Fund, Institutional Class (b)	27,787,374	302,326,625
Gartmore Morley Enhanced Income Fund, Institutional Class (b)	9,928,419	90,447,901

		392,774,526

Total Mutual Funds		1,116,845,998

Fixed Contract (7.5%)
Nationwide Fixed Contract, 3.50% (b) (c)	90,456,709	90,456,709
Total Fixed Contract		90,456,709

Total Investments (Cost $1,116,472,260) (a) - 99.9%		1,207,302,707
Other assets in excess of liabilities - 0.1%		795,445

NET ASSETS - 100.0%		$1,208,098,152

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Investment in affiliate.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees in accordance with rule 144A under the Securities Act of 1933, as amended.

Gartmore Variable Insurance Trust
Gartmore GVIT Investor Destinations Moderately Conservative Fund
Statement of Investments
March 31, 2005
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Mutual Funds (87.4%)
Equity Funds (39.9%)
Gartmore International Index Fund, Institutional Class (b)	5,460,806	$45,051,650
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	3,252,827	45,214,292
Gartmore S&P 500 Index Fund, Institutional Class (b)	8,851,012	90,103,301

		180,369,243

Fixed Income Funds (47.5%)
Gartmore Bond Index Fund, Institutional Class (b)	14,532,790	158,116,760
Gartmore Morley Enhanced Income Fund, Institutional Class (b)	6,181,621	56,314,563

		214,431,323

Total Mutual Funds		394,800,566

Fixed Contract (12.5%)
Nationwide Fixed Contract, 3.50% (b) (c)	56,320,025	56,320,025

Total Fixed Contract		56,320,025

Total Investments (Cost $425,254,621) (a) - 99.9%		451,120,591
Other assets in excess of liabilities - 0.1%		507,408

NET ASSETS - 100.0%		$451,627,999

(a)	See Notes to Statements of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Investment in affiliate.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees in accordance with rule 144A under the Securities Act of 1933, as amended.

Gartmore Variable Insurance Trust
Gartmore GVIT Investor Destinations Conservative Fund
Statement of Investments
March 31, 2005
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
Mutual Funds (79.9%)
Equity Funds (20.0%)
Gartmore International Index Fund, Institutional Class (b)	1,670,164	$13,778,854
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	994,863	13,828,597
Gartmore S&P 500 Index Fund, Institutional Class (b)	2,707,044	27,557,706

		55,165,157

Fixed Income Funds (54.9%)
Gartmore Bond Index Fund, Institutional Class (b)	8,889,583	96,718,662
Gartmore Morley Enhanced Income Fund, Institutional Class (b)	6,049,991	55,115,414

		151,834,076

Money Market Fund (5.0%)
Gartmore Money Market Fund, Institutional Class (b)	13,778,854	13,778,854

Total Mutual Funds		220,778,087

Fixed Contract (20.0%)
Nationwide Fixed Contract, 3.50% (b) (c)	55,120,698	55,120,698

Total Fixed Contract		55,120,698

Total Investments (Cost $270,022,909) (a) - 99.9%		275,898,785
Other assets in excess of liabilities - 0.1%		372,791

NET ASSETS - 100.0%		$276,271,576

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Investment in affiliate.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees in accordance with rule 144A under the Securities Act of 1933, as amended.

Gartmore Variable Insurance Trust
Gartmore GVIT Money Market Fund
Statement of Investments
March 31, 2005
(Unaudited)

	Principal
	Amount	Value
ASSET BACKED COMMERCIAL PAPER (39.2%)
Asset Backed — Auto Receivables (5.9%)
FCAR Owner Trust I (2.9%)
2.63%, 04/05/05	15,000,000	14,995,617
2.74%, 05/04/05	20,000,000	19,949,950
2.87%, 05/06/05	20,000,000	19,944,194

		54,889,761

New Center Asset Trust (3.0%)
2.78%, 04/13/05	20,000,000	19,981,467
2.87%, 05/04/05	10,000,000	9,973,692
2.85%, 05/05/05	25,000,000	24,932,708
2.78%, 05/06/05	1,500,000	1,495,960

		56,383,827

		111,273,588

Asset Backed CDO — Trust Preferred (3.5%)
Lockhart Funding LLC (b) (3.5%)
2.87%, 04/01/05	700,000	700,000
2.63%, 04/04/05	15,000,000	14,996,713
2.77%, 04/12/05	50,540,000	50,497,223

		66,193,936

Asset Backed — Domestic (3.3%)
CC USA, Inc. (b) (2.4%)
2.62%, 04/04/05	20,290,000	20,285,565
2.54%, 04/07/05	13,000,000	12,994,518
2.65%, 04/11/05	10,000,000	9,992,639
2.77%, 05/05/05	1,950,000	1,944,917

		45,217,639

Harrier Financial Funding US LLC (b) (0.9%)
2.72%, 05/09/05	963,000	960,245
3.06%, 08/25/05	15,675,000	15,481,175

		16,441,420

		61,659,059

Asset Backed — Mortgages (7.2%)
Georgetown Funding Co. (b) (3.6%)
2.64%, 04/05/05	15,000,000	$14,995,600
2.73%, 04/19/05	6,000,000	5,991,840
2.82%, 05/03/05	16,000,000	15,959,893
2.92%, 05/17/05	30,000,000	29,888,450

		66,835,783

Thornburg Mortgage Capital (b) (3.6%)
2.74% - 2.75%, 04/07/05	26,000,000	25,988,100
2.80% - 2.84%, 04/15/05	42,000,000	41,954,111

		67,942,211

		134,777,994

Asset Backed — Yankee (10.3%)
Check Point Charlie, Inc. (b) (3.6%)
2.64%, 04/01/05	23,000,000	23,000,000
2.56%, 04/05/05	8,000,000	7,997,733
2.73%, 05/03/05	3,000,000	2,992,747
2.76%, 05/05/05	8,100,000	8,078,963
2.74%, 05/09/05	10,000,000	9,971,183

	Principal
	Amount	Value
3.01%, 06/10/05	2,404,000	2,389,977
3.06%, 06/24/05	4,000,000	3,971,627
2.96%, 08/15/05	10,000,000	9,889,689

		68,291,919

Giro Funding Corp. (b) (2.1%)
2.65%, 04/01/05	31,840,000	31,840,000
2.80%, 04/21/05	8,158,000	8,145,310

		39,985,310

K2 (USA) LLC (b) (1.6%)
2.79%, 04/25/05	20,000,000	19,962,801
2.82%, 05/03/05	5,200,000	5,186,965
3.02%, 06/22/05	4,100,000	4,071,983

		29,221,749

Premier Asset Collateralized Entity LLC (b) (1.0%)
2.62%, 04/04/05	11,425,000	11,422,513
2.82%, 04/25/05	5,725,000	5,714,237
2.76%, 05/02/05	1,150,000	1,147,277

		18,284,027

Sigma Finance, Inc. (b) (0.3%)
2.56%, 04/07/05	5,000,000	4,997,875

Stanfield Victoria Funding LLC (b) (1.7%)
3.02%, 06/23/05	2,500,000	2,482,708
3.02%, 06/24/05	15,000,000	14,895,000
3.04%, 06/27/05	15,000,000	14,890,525

		32,268,233

		193,049,113

Asset Backed — Trade & Term Receivables (9.0%)
Falcon Asset Securitization Corp. (b) (0.6%)
2.75%, 04/08/05	3,885,000	3,882,923
2.65%, 04/11/05	8,134,000	8,128,035

		12,010,958

Golden Funding Corp. (b) (1.9%)
2.78%, 05/03/05	17,042,000	16,999,701
2.78%, 05/09/05	18,014,000	17,961,329

		34,961,030

Kitty Hawk Funding Corp. (b) (3.2%)
2.79%, 04/19/05	2,238,000	2,234,878
2.79%, 04/20/05	20,044,000	20,014,485
2.80%, 04/25/05	37,350,000	37,280,280

		59,529,643

Old Line Funding Corp. (b) (2.0%)
2.64%, 04/04/05	9,832,000	9,829,856
2.60%, 04/05/05	27,370,000	27,362,021

		37,191,877

Preferred Receivables Funding (b) (0.8%)
2.79%, 04/26/05	13,000,000	12,974,813
2.80%, 04/27/05	1,240,000	1,237,492

		14,212,305

Variable Funding Capital Corp. (b) (0.5%)
2.78%, 04/22/05	3,007,000	3,002,124
2.79%, 05/05/05	6,795,000	6,777,095

		9,779,219

		167,685,032

Total ASSET BACKED COMMERCIAL PAPER		734,638,722

	Principal
	Amount	Value
COMMERCIAL PAPER (31.3%)
Banks — Domestic (1.3%)
National City Credit Corp. (1.3%)
2.77%, 04/21/05	25,000,000	24,961,528

Banks — Foreign (7.4%)
ABN Amro NA Finance, Inc. (1.2%)
2.52%, 04/07/05	22,540,000	22,530,571

Barclays US Funding Corp. (1.6%)
2.55%, 04/05/05	11,200,000	11,196,839
2.77%, 04/18/05	1,100,000	1,098,561
2.76%, 05/04/05	3,600,000	3,590,925
2.77%, 05/10/05	13,800,000	13,758,114

		29,644,439

Dresdner US Finance, Inc. (0.8%)
2.55%, 04/07/05	15,000,000	14,993,650

HBOS Treasury Services PLC (2.4%)
2.66%, 04/12/05	3,000,000	2,997,571
2.64%, 04/19/05	1,900,000	1,897,502
2.64%, 04/21/05	1,900,000	1,897,224
2.62%, 04/25/05	1,700,000	1,697,042
2.86%, 05/09/05	4,700,000	4,685,861
3.02%, 06/30/05	30,000,000	29,775,000

		42,950,200

UBS Finance (DE) LLC (1.3%)
2.83%, 04/01/05	5,125,000	5,125,000
2.82%, 05/05/05	2,400,000	2,393,631
2.82%, 05/06/05	12,999,000	12,963,572
2.77%, 05/09/05	1,200,000	1,196,504
2.95%, 06/06/05	2,600,000	2,586,034

		24,264,741

Westcap Capital Corp. (0.1%)
2.78%, 04/25/05	1,400,000	1,397,405

		135,781,006

Banks — Mortgage (2.5%)
Nationwide Building Society (b) (0.5%)
2.81%, 05/10/05	10,319,000	10,287,699

Northern Rock PLC (b) (2.0%)
2.79%, 04/21/05	36,000,000	35,944,088
2.79%, 04/26/05	1,000,000	998,063

		36,942,151

		47,229,850

Broker/Dealer (4.4%)
Citicorp Global Markets Holding, Inc. (1.7%)
2.78%, 04/06/05	14,967,000	14,961,221
2.78%, 04/08/05	16,000,000	15,991,351

		30,952,572

Goldman Sachs Group, Inc. (1.4%)
2.80%, 04/06/05	20,000,000	19,992,223
2.80%, 04/08/05	6,000,000	5,996,733

		25,988,956

Morgan Stanley Dean Witter & Co. (1.3%)
2.79%, 04/04/05	15,000,000	14,996,525
2.79%, 04/06/05	10,000,000	9,996,125

		24,992,650

	Principal
	Amount	Value
		81,934,178

Finance Lessors (3.5%)
PB Finance (Delaware) (3.5%)
2.81%, 04/11/05	10,300,000	10,292,196
2.73%, 05/03/05	20,000,000	19,951,644
2.73%, 05/09/05	29,000,000	28,916,232
2.82%, 05/11/05	2,200,000	2,193,131
3.05%, 06/28/05	5,000,000	4,962,967

		66,316,170

Financial Services (2.1%)
American Express Credit Corp. (1.0%)
2.75%, 05/03/05	20,000,000	19,951,288

American Honda Finance Corp. (0.3%)
2.76%, 05/06/05	5,300,000	5,285,830

ING US Funding (0.8%)
2.61%, 04/05/05	8,894,000	8,891,431
2.61%, 04/07/05	5,729,000	5,726,508

		14,617,939

		39,855,057

Insurance Carriers (2.9%)
Allianz Finance Corp. (b) (2.9%)
2.61%, 04/05/05	40,000,000	39,988,422
2.54%, 04/06/05	15,000,000	14,994,729

		54,983,151

Manufacturing - General (2.4%)
Illinois Tool Works, Inc. (2.4%)
3.02%, 06/23/05	45,000,000	44,688,750

Personal Credit Institutions (1.3%)
General Electric Capital Corp. (1.3%)
2.65%, 04/18/05	25,000,000	24,968,833

Subdividers & Developers (3.5%)
Yorkshire Building Society (3.5%)
2.62%, 04/04/05	12,000,000	11,997,390
2.76%, 05/10/05	42,800,000	42,672,401
2.79%, 06/28/05	10,000,000	9,926,422

		64,596,213

Total COMMERCIAL PAPER		585,314,736

FLOATING RATE NOTES (c) (24.8%)
Asset Backed CDO (5.1%)
Castle Hill III Ltd. (b) (0.5%)
3.05%, 09/15/15	10,000,000	10,000,000

Commodore CDO II Ltd. (b) (1.4%)
3.08%, 12/12/38	25,000,000	25,000,000

Davis Square Funding (b) (0.8%)
2.78%, 05/06/39	15,000,000	15,000,000

Duke Funding VI Ltd. (b) (0.3%)
2.68%, 04/08/05	5,000,000	5,000,000

	Principal
	Amount	Value
Newcastle CDO Ltd. (b) (0.8%)
2.88%, 09/24/38	15,000,000	15,000,000

NorthLake CDO (b) (1.3%)
3.04%, 03/06/33	25,000,000	25,000,000

		95,000,000

Asset Backed Equipment Trust (0.1%)
Marlin Leasing Receivables LLC (b) (0.1%)
2.86%, 08/15/05	1,452,988	1,452,988

Asset Backed Securities — Domestic (1.3%)
Harrier Financial Funding US LLC (b) (1.3%)
2.78%, 02/15/06	25,000,000	24,997,808

Asset Backed Securities — Yankee (7.5%)
K2 (USA) LLC (b) (0.5%)
2.67%, 06/03/05	10,000,000	9,999,827

Premier Asset Collateralized Entity LLC (b) (2.7%)
2.77%, 09/15/05	25,000,000	24,997,712
2.77%, 02/15/06	25,000,000	25,000,001

		49,997,713

Sigma Finance, Inc. (b) (2.7%)
2.83%, 05/31/05	25,000,000	24,999,593
2.80%, 09/15/05	10,000,000	10,000,413
2.80%, 01/20/06	15,000,000	14,997,577

		49,997,583

Stanfield Victoria Funding LLC (b) (1.6%)
2.82%, 05/25/05	15,000,000	14,999,546
2.78%, 08/12/05	15,000,000	14,998,904

		29,998,450

		139,993,573

Banks — Domestic (0.9%)
Wells Fargo & Co. (b) (0.9%)
2.77%, 01/02/08	17,000,000	17,000,000

Banks — Foreign (2.8%)
HBOS Treasury Services PLC (1.2%)
2.90%, 11/20/07	22,000,000	22,000,000

Westdeutsche Landesbank Giro (b) (1.6%)
2.72%, 06/10/05	30,000,000	30,000,000

		52,000,000

Banks — Mortgage (0.7%)
Northern Rock PLC (b) (0.7%)
3.00%, 10/07/05	12,500,000	12,500,000

Broker/Dealer (3.6%)
Goldman Sachs Group, Inc. (2.0%)
2.95%, 05/20/05	37,000,000	37,000,000

Morgan Stanley Dean Witter & Co. (1.6%)
2.71%, 02/03/06	30,000,000	30,000,000

		67,000,000

Finance — Automotive (0.5%)
American Honda Finance Corp. (0.5%)
2.72%, 05/06/05	10,000,000	10,000,000

	Principal
	Amount	Value
Finance — Diversified (1.5%)
General Electric Capital Corp. (b) (1.5%)
2.86%, 07/09/07	21,000,000	21,000,000
2.93%, 10/17/07	8,000,000	8,000,000

		29,000,000

Insurance (0.8%)
Allstate Global Life Funding (b) (0.8%)
2.74%, 04/08/05	15,000,000	15,000,000

Total FLOATING RATE NOTES (c)		463,944,369

CERTIFICATES OF DEPOSIT (1.9%)
Banks — Domestic (1.9%)
State Street Corp. (1.9%)
1.31%, 04/15/05	35,000,000	35,000,000

Total CERTIFICATES OF DEPOSIT		35,000,000

MUNICIPAL BOND (1.7%)
Finance, Taxation, & Monetary Policy (1.7%)
Sunshine State Governmental Financing Commission (b) (1.7%)
2.65%, 04/07/05	9,761,000	9,756,689
2.81%, 05/02/05	21,630,000	21,577,661

		31,334,350

Total MUNICIPAL BOND		31,334,350

U.S. GOVERNMENT AGENCIES (1.3%)
Federal Home Loan Bank (0.8%)
1.30%, 04/13/05	10,000,000	10,000,000
2.75%, 02/06/06	5,000,000	5,000,000

		15,000,000

Federal National Mortgage Association (0.5%)
1.40%, 05/03/05	10,000,000	10,000,000

Total U.S. GOVERNMENT AGENCIES		25,000,000

Total Investments (Cost $1,875,232,177) (a) — 100.2%		1,875,232,177
Liabilities in excess of other assets — (0.2)%		(3,059,979)

NET ASSETS — 100.0%		$1,872,172,198

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Restricted securities issued pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees, in accordance with Rule 144A under the Securities Act of 1933, as amended.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2005. The maturity date represents the actual maturity date.

CDO	Collateralized Debt Obligation

Gartmore Variable Insurance Trust
Gartmore GVIT Money Market Fund II
Statement of Investments
March 31, 2005
(Unaudited)

	Principal
	Amount	Value
Commercial Paper (82.3%)
Agricultural Operations (2.7%)
Cargill, Inc., 2.76%, 04/05/05 (b)	1,000,000	$999,693
Cargill, Inc., 2.77%, 04/11/05 (b)	8,175,000	8,168,710

		9,168,403

Auto Parts (3.7%)
Honeywell International, 2.79%, 04/01/05 (b)	12,723,000	12,723,000

Bank Holdings Companies (0.9%)
Bank Of America Corp., 2.76%, 04/11/05	3,000,000	2,997,700

Banks — Foreign (11.5%)
Abbey National North America LLC, 2.83%, 04/01/05	5,000,000	5,000,000
Abbey National North America LLC, 2.77%, 04/08/05	8,000,000	7,995,691
National Australia Funding (DE), 2.74%, 04/06/05	9,000,000	8,996,575
Societe Generale, 2.75%, 04/01/05	7,000,000	7,000,000
UBS Finance, 2.76%, 04/06/05	10,000,000	9,996,166

		38,988,432

Beverages (3.8%)
Anheuser Busch Cos., Inc., 2.75%, 04/01/05 (b)	13,000,000	13,000,000

Broker / Dealers (7.0%)
Bear Stearns Cos., Inc., 2.76%, 04/04/05	8,000,000	7,998,160
Citigroup Global Market Holding, Inc., 2.78%, 04/04/05	8,000,000	7,998,147
Morgan Stanley Dean Witter, 2.79%, 04/04/05	8,000,000	7,998,140

		23,994,447

Cutlery (3.8%)
Gillete Co., 2.80%, 04/01/05 (b)	13,000,000	13,000,000

Finance - Automotive (2.3%)
Toyota Motor Credit Corp., 2.72%, 04/04/05	8,000,000	7,998,187

Finance - Consumer Sales (3.8%)
American Express Credit Corp., 2.76%, 04/01/05	5,000,000	5,000,000
American Express Credit Corp., 2.70%, 04/06/05	8,000,000	7,997,000

		12,997,000

Finance — Diversified (7.7%)
GE Capital Corp., 2.82%, 04/01/05	5,000,000	5,000,000
GE Capital Corp., 2.76%, 04/05/05	8,000,000	7,997,547
Prudential Funding LLC, 2.75%, 04/01/05	5,000,000	5,000,000

	Principal
	Amount	Value
Prudential Funding LLC, 2.71%, 04/04/05	8,000,000	7,998,193

		25,995,740

Finance Lessors (3.8%)
State Street Corp., 2.84%, 04/01/05	13,000,000	13,000,000

Finance Services (7.7%)
First Data Corp., 2.80%, 04/01/05	5,000,000	5,000,000
First Data Corp., 2.76%, 04/05/05	2,000,000	1,999,387
First Data Corp., 2.75%, 04/07/05	6,000,000	5,997,250
Rabobank USA Finance Corp., 2.82%, 04/01/05	13,000,000	13,000,000

		25,996,637

Insurance (6.2%)
Allstate Corp., 2.81%, 04/01/05 (b)	13,000,000	13,000,000
ING (US) Funding LLC, 2.76%, 04/14/05	8,000,000	7,992,027

		20,992,027

Manufacturing-Diversified (2.6%)
Illinois Tool Works, Inc., 2.76%, 04/13/05	9,000,000	8,991,720

Mortgage Bankers (0.3%)
Nationwide Building Society, 2.77%, 04/04/05 (b)	1,000,000	999,769

Personal Credit Institutions (2.3%)
American General Finance, 2.76%, 04/04/05	8,000,000	7,998,160

Pharmaceuticals (6.6%)
Abbott Laboratories, 2.78%, 04/01/05 (b)	5,000,000	5,000,000
Abbott Laboratories, 2.72%, 04/06/05 (b)	8,000,000	7,996,978
Pfizer, Inc., 2.78%, 04/04/05	9,600,000	9,597,776

		22,594,754

Publishing - Newspapers (2.8%)
Gannett Co., 2.75%, 04/05/05 (b)	9,000,000	8,997,248
Gannett Co., 2.76%, 04/11/05 (b)	528,000	527,595

		9,524,843

Surgical and Medical Instruments (0.5%)
Becton Dickinson, 2.82%, 04/01/05	1,700,000	1,700,000

Variety stores (2.3%)
Wal-Mart Stores, Inc., 2.72%, 04/05/05 (b)	8,000,000	7,997,582

Total Commercial Paper		280,658,401

Asset Backed Securities (17.9%)
Auto Receivables (2.4%)
New Center Asset Trust, 2.77%, 04/11/05	8,000,000	7,993,844
New Center Asset Trust, 2.77%, 04/12/05	279,000	278,764

		8,272,608

CDO Trust Preferred (3.8%)
Lockhart Funding LLC, 2.81%, 04/01/05 (b)	5,000,000	5,000,000
Lockhart Funding LLC, 2.87%, 04/11/05 (b)	8,000,000	7,993,756

		12,993,756

	Principal
	Amount	Value
Trade & Term Receivables (9.4%)
Delaware Funding Corp., 2.78%, 04/05/05 (b)	8,000,000	7,997,529
Golden Funding Corp., 2.79%, 04/05/05 (b)	8,000,000	7,997,520
Kitty Hawk Funding Corp., 2.77%, 04/12/05 (b)	7,000,000	6,994,075
Preferred Receivable, 2.79%, 04/04/05	930,000	929,784
Variable Funding Capital Corp., 2.78%, 04/14/05	8,000,000	7,991,969

		31,910,877

Yankee (2.3%)
Stanfield Victoria Funding LLC, 2.87%, 04/01/05 (b)	7,768,000	7,768,000

Total Asset Backed Securities		60,945,241

Total Investments (Cost $341,603,642) (a) - 100.2%		341,603,642
Liabilities in excess of other assets - (0.2)%		(637,480)

NET ASSETS - 100.0%		$340,966,162

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Restricted Securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

CDO	Collateralized Debt Obligation

Notes to Statement of Investments

Securities Lending

The cash collateral received by the Funds at March 31, 2005, was pooled and invested in the following:

Security Description	Security Type	Market Value	Coupon Rate	Maturity Date

Bank Note - Floating Rate	U.S. Bank N.A.	$3,996,533	2.84%	05/02/05
Commercial Paper	Five Finance, Inc.	5,460,099	2.89%	06/02/05
Commercial Paper	Northern Rock PLC	18,000,000	3.00%	06/09/05
Funding Agreement/GIC	GE Life and Annuity	17,300,000	2.90%	04/14/05
Funding Agreement/GIC	Protective Life Insurance	30,000,000	2.85%	04/29/05
Master Note - Floating	CDC Financial Product, Inc.	56,300,000	2.98%	04/01/05
Master Note - Floating	Citigroup Global Markets, Inc.	41,300,000	2.95%	04/01/05
Master Note - Floating	Merrill Lynch Mortgage Capital	15,500,000	2.98%	04/01/05
Medium Term Note - Floating	Bradford and Bingley Building SOC	11,970,700	2.65%	04/08/05
Medium Term Note - Floating	Deutsche Bank Financial	3,000,000	3.01%	04/01/05
Medium Term Note - Floating	General Electric Capital Corp.	1,997,920	2.74%	05/03/05
Medium Term Note - Floating	General Electric Capital Corp.	24,504,887	2.96%	06/08/05
Medium Term Note - Floating	Pacific Life Global Funding	14,995,074	2.77%	04/26/05
Money Market Fund	JPM S/L Collateral Investment	5,400,000	2.80%	04/01/05
Repurchase Agreement	Barclays Capital	97,161,574	2.85%	04/01/05
Time Deposit	Barclays London	27,000,000	2.77%	04/15/05
Time Deposit	Skandanaviska Enskilda Banken	12,500,000	2.81%	05/03/05
Yankee Certificates of Deposit - Floating	Canadian Imperial Bank, N.Y.	14,996,071	3.04%	04/01/05
Yankee Certificates of Deposit - Floating	RABOBANK, New York	34,992,921	2.88%	04/01/05
Yankee Certificates of Deposit - Floating	Societe Generale, N.Y.	14,998,958	2.82%	04/01/05

As of March 31, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation
Fund	Securities	Appreciation	Depreciation	(Depreciation)*
Developing Markets	$206,757,168	$19,639,611	$(4,524,916)	$15,114,695
Nationwide	1,492,716,688	152,607,309	(37,199,655)	115,407,654
Growth	253,647,302	10,922,641	(6,361,401)	4,561,240
Government Bond	1,408,438,768	9,239,375	(11,646,502)	(2,407,127)
Worldwide Leaders	37,859,530	2,543,317	(336,193)	2,207,124
Balanced	246,785,000	19,234,525	(5,271,988)	13,962,536
Comstock Value	196,302,741	20,620,344	(2,605,674)	18,014,670
Multi Sector Bond	326,671,318	9,577,619	(3,346,568)	6,231,052
High Income Bond	306,333,927	11,449,006	(6,071,766)	5,377,239
Mid Cap Index	565,171,135	109,400,317	(36,068,785)	73,331,531
Small Cap Growth	138,188,233	31,876,186	(4,782,311)	27,093,875
Small Company	711,820,442	162,320,154	(22,409,520)	139,910,634
Nationwide Leaders	15,687,730	444,263	(297,570)	146,693
Emerging Markets	119,556,128	13,621,621	(2,483,165)	11,138,456
International Growth	15,885,730	1,272,192	(203,821)	1,068,370
Equity Index 500	329,081,185	29,241,892	(75,224,524)	(45,982,632)
International Value	218,022,091	17,772,130	(2,113,611)	15,658,519
Mid Cap Growth	235,861,482	43,406,468	(5,009,977)	38,396,491
U.S. Growth Leaders	47,007,015	1,858,892	(210,350)	1,648,542
Global Financial Services	18,880,645	1,237,338	(409,647)	827,691
Global Health Sciences	55,470,310	2,806,147	(1,160,794)	1,645,352
Global Technology and Communications	38,737,861	229,433	(1,357,677)	(1,128,245)
Global Utilities	36,207,437	2,291,344	(491,559)	1,799,785
Small Cap Value	761,370,792	72,298,857	(60,318,652)	11,980,205
Aggressive	356,489,530	22,933,939	(203,266)	22,730,673
Moderately Aggressive	763,468,282	62,446,391	(1,846,802)	60,599,589
Moderate	1,118,954,425	93,710,896	(5,362,614)	88,348,282
Moderately Conservative	425,990,734	28,213,866	(3,084,008)	25,129,857
Conservative	270,534,492	7,800,564	(2,436,271)	5,364,293
Money Market	1,875,232,177	—	—	—
Money Market II	341,603,642	—	—	—

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety(90) days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is: (i) accumulated and communicated to the investment company’s management, including the Company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to affect materially, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GARTMORE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/	GERALD J. HOLLAND
	Name:	Gerald J. Holland
	Title:	Treasurer
	Date:	May 26, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/	PAUL J. HONDROS
	Name:	Paul J. Hondros
	Title:	President & Chairman of the Board
	Date:	May 26, 2005

By (Signature and Title)	/s/	GERALD J. HOLLAND
	Name:	Gerald J. Holland
	Title:	Treasurer
	Date:	May 26, 2005